Not FDIC Insured May Lose Value No Bank Guarantee
FTFT-Q1PH

Schedules of Investments
(unaudited)
Franklin Alabama Tax-Free Income Fund 2
Franklin Arizona Tax-Free Income Fund 6
Franklin Colorado Tax-Free Income Fund 13
Franklin Connecticut Tax-Free Income Fund 20
Franklin Federal Intermediate-Term Tax-Free Income
Fund 24
Franklin Federal Limited-Term Tax-Free Income Fund 46
Franklin Georgia Tax-Free Income Fund 61
Franklin High Yield Tax-Free Income Fund 66
Franklin Louisiana Tax-Free Income Fund 117
Franklin Maryland Tax-Free Income Fund 122
Franklin Massachusetts Tax-Free Income Fund 126
Franklin Michigan Tax-Free Income Fund 131
Franklin Minnesota Tax-Free Income Fund 139
Franklin Missouri Tax-Free Income Fund 147
Franklin New Jersey Tax-Free Income Fund 153
Franklin North Carolina Tax-Free Income Fund 159
Franklin Ohio Tax-Free Income Fund 166
Franklin Oregon Tax-Free Income Fund 176
Franklin Pennsylvania Tax-Free Income Fund 183
Franklin Virginia Tax-Free Income Fund 191
Notes to Schedules of Investments 197

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2022
Franklin Alabama Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 96.9%
Alabama 90.0%
Alabama Community College System , Bishop State Community College , Revenue ,
2019 , BAM Insured , 4% , 1/01/49 ...................................... $ 2,000,000 $ 2,026,741
Alabama Special Care Facilities Financing Authority-Birmingham , Ascension Health
Credit Group , Revenue , 2016 B , Refunding , 5% , 11/15/46 ................... 3,000,000 3,149,936
Alabama State University ,
Revenue, 2022, Refunding, BAM Insured, 5%, 9/01/36 ...................... 1,500,000 1,657,851
Revenue, 2022, Refunding, BAM Insured, 5%, 9/01/40 ...................... 1,500,000 1,646,609
Alexander City Board of Education , Special Tax , 2022 , BAM Insured , 4% , 2/01/52 ...
3,000,000 3,034,266
Auburn University , Revenue , 2015 A , Refunding , 5% , 6/01/33 ..................
2,500,000 2,662,956
Bessemer Governmental Utility Services Corp. , Water , Revenue , 2017 , Refunding ,
BAM Insured , 5% , 6/01/39 ........................................... 6,000,000 6,604,563
Birmingham Airport Authority ,
Revenue, 2020, Refunding, BAM Insured, 5%, 7/01/32 ...................... 300,000 340,887
Revenue, 2020, Refunding, BAM Insured, 5%, 7/01/33 ...................... 325,000 366,024
Revenue, 2020, Refunding, BAM Insured, 5%, 7/01/34 ...................... 400,000 448,087
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/35 ...................... 350,000 360,649
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/36 ...................... 500,000 514,610
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/37 ...................... 545,000 558,315
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/38 ...................... 400,000 409,068
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/39 ...................... 2,540,000 2,584,175
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/40 ...................... 705,000 716,161
Birmingham-Jefferson Civic Center Authority , Special Tax , 2018 A , 5% , 7/01/33 .....
1,605,000 1,757,552
a
Black Belt Energy Gas District ,
Revenue, 2021 A, Refunding, Mandatory Put, 4%, 12/01/31 .................. 2,000,000 2,104,363
Revenue, 2022 A, Mandatory Put, 4%, 12/01/29 ........................... 1,000,000 1,024,969
Board of Water & Sewer Commissioners of the City of Mobile , Revenue , 2014 ,
Refunding , 5% , 1/01/36 ............................................. 10,000,000 10,145,239
Calhoun County Board of Education , Special Tax , 2016 , Pre-Refunded , BAM Insured ,
5% , 2/01/46 ...................................................... 6,000,000 6,612,963
City of Bessemer , Water , Revenue , 2017 , Refunding , AGMC Insured , 5% , 1/01/47 ...
2,590,000 2,787,768
City of Birmingham , GO , 2021 A , 4% , 6/01/50 ..............................
2,500,000 2,550,354
City of Boaz ,
Water & Sewer, Revenue, 2021, AGMC Insured, 4%, 9/01/46 ................. 1,000,000 1,019,892
Water & Sewer, Revenue, 2021, AGMC Insured, 4%, 9/01/50 ................. 1,500,000 1,524,167
City of Decatur , Water & Sewer , Revenue , 2021 A , 4% , 8/15/50 .................
3,000,000 3,048,131
City of Huntsville ,
GO, 2018 B, 5%, 5/01/38 ............................................ 4,775,000 5,357,117
Water, Revenue, 2015, Pre-Refunded, 5%, 11/01/35 ....................... 4,000,000 4,338,991
City of Lincoln , GO , 2020 , BAM Insured , 4% , 6/01/50 ........................
2,500,000 2,641,705
City of Madison , GO , 2015 A , Pre-Refunded , 5% , 4/01/37 .....................
2,590,000 2,804,068
City of Pelham , GO , 2014 , Pre-Refunded , 5% , 2/01/34 .......................
2,635,000 2,773,963
City of Trussville ,
GO, 2014 B, Pre-Refunded, 5%, 10/01/39 ............................... 1,895,000 1,977,959
GO, 2018 A, 4%, 8/01/41 ............................................ 3,000,000 3,117,650
City of Tuscaloosa , GO , 2020 A , 4% , 10/01/50 ..............................
4,580,000 4,680,410
County of Mobile ,
GO, 2020 A, Refunding, 4%, 8/01/38 ................................... 1,000,000 1,062,746
b
Revenue, 144A, 2020, 4%, 11/01/45 ................................... 2,500,000 2,126,527
DCH Healthcare Authority ,
Revenue, 2015, Refunding, 5%, 6/01/36 ................................. 2,000,000 2,077,244
Revenue, 2021 A, 4%, 6/01/46 ........................................ 2,310,000 2,285,110
East Alabama Health Care Authority (The) ,
Revenue, 2018 A, 4%, 9/01/30 ........................................ 1,000,000 1,044,121

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Alabama Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Alabama (continued)
East Alabama Health Care Authority (The), (continued)
Revenue, 2018 A, 5%, 9/01/41 ........................................ $ 3,000,000 $ 3,193,498
Florence City Board of Education , Special Tax , 2022 , 4% , 3/01/46 ...............
3,000,000 3,065,360
Florence Public Building Authority , City of Florence , Revenue , 2021 , 4% , 9/01/35 ....
500,000 518,950
Health Care Authority of the City of Huntsville (The) , Health Care Authority of City of
Huntsville (The) Obligated Group , Revenue , 2020 B , 4% , 6/01/45 .............. 10,000,000 9,948,198
Homewood Educational Building Authority ,
Samford University, Revenue, 2019 A, Refunding, 4%, 12/01/49 ............... 2,500,000 2,492,388
Samford University, Revenue, 2021 A, 4%, 12/01/51 ....................... 1,470,000 1,458,951
Infirmary Health System Special Care Facilities Financing Authority of Mobile ,
Infirmary Health System Obligated Group, Revenue, 2016 A, 5%, 2/01/41 ....... 3,000,000 3,128,030
Infirmary Health System Obligated Group, Revenue, 2021 A, Refunding, 4%, 2/01/46 3,000,000 2,914,483
Jacksonville State University ,
Revenue, 2017, Refunding, AGMC Insured, 5%, 12/01/36 ................... 5,000,000 5,557,357
Revenue, 2020, Refunding, 4%, 12/01/50 ................................ 5,000,000 4,973,605
Limestone County Water & Sewer Authority , Revenue , 2015 B , Pre-Refunded , BAM
Insured , 5% , 12/01/43 .............................................. 5,920,000 6,231,872
a
Lower Alabama Gas District (The) , Revenue , 2020 , Mandatory Put , 4% , 12/01/25 ... 2,000,000 2,037,181
Madison City Board of Education , Special Tax , 2019 , 4% , 2/01/44 ...............
3,000,000 3,060,430
Madison Water & Wastewater Board , Revenue , 2017 , Refunding , 5% , 12/01/41 .....
4,610,000 5,068,256
Marshall County Board of Education , Special Tax , 2016 , AGMC Insured , 4% , 3/01/41
1,000,000 1,012,068
Opelika Utilities Board , Revenue , 2017 , Refunding , 4% , 6/01/41 ................
2,000,000 2,037,096
Oxford City Board of Education , Special Tax , 2020 A , Refunding , 4% , 5/01/50 ......
2,500,000 2,537,025
a
Southeast Energy Authority A Cooperative District , Revenue , 2021 A , Mandatory Put ,
4% , 10/01/28 ..................................................... 5,000,000 5,145,291
Special Care Facilities Financing Authority of the City of Pell City Alabama , Noland
Obligated Group , Revenue , 2021 A , Refunding , 4% , 12/01/39 ................. 4,000,000 4,088,607
Talladega County Board of Education , Special Tax , 2017 , Refunding , BAM Insured , 5% ,
11/01/39 ........................................................ 2,000,000 2,181,615
Troy Public Educational Building Authority , Troy City Board of Education , Revenue ,
2011 , AGMC Insured , 5.25% , 12/01/40 .................................. 295,000 295,513
Tuscaloosa City Board of Education , Revenue , 2016 , Pre-Refunded , 5% , 8/01/41 ...
4,000,000 4,465,495
UAB Medicine Finance Authority , UAB Medicine Obligated Group , Revenue , 2016 B ,
Refunding , 5% , 9/01/29 ............................................. 5,000,000 5,408,231
University of Alabama (The) ,
Revenue, 2013 D-2, Pre-Refunded, 5%, 10/01/37 ......................... 7,520,000 7,833,983
Revenue, 2018 B2, 5%, 9/01/48 ....................................... 5,000,000 5,518,898
University of Montevallo , Revenue , 2017 , Refunding , BAM Insured , 5% , 5/01/42 ....
2,500,000 2,742,547
University of South Alabama , Revenue , 2019 A , BAM Insured , 5% , 4/01/49 ........
2,000,000 2,223,343
Water Works Board of the City of Birmingham (The) , Revenue , 2016 B , Pre-Refunded ,
5% , 1/01/43 ...................................................... 5,000,000 5,631,183
200,713,361
California 0.3%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
700,000 629,142
Florida 0.6%
b
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 500,000 374,096
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 1,150,000 976,925
1,351,021

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Alabama Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois 0.4%
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 4% , 12/15/42 .
$ 1,000,000 $ 976,720
Kentucky 0.5%
b,c
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, Zero Cpn., 5/01/52 .................................... 1,500,000 1,177,665
New Jersey 0.1%
New Jersey Transportation Trust Fund Authority , Revenue , 2019 BB , 4% , 6/15/50 ...
250,000 245,390
New York 1.3%
Metropolitan Transportation Authority ,
Revenue, 2020 A-1, 4%, 11/15/53 ..................................... 1,000,000 959,047
Revenue, 2021 A-1, 4%, 11/15/48 ..................................... 375,000 363,914
Revenue, 2021 A-2, 4%, 11/15/41 ..................................... 1,600,000 1,589,019
2,911,980
South Carolina 0.6%
South Carolina Jobs-Economic Development Authority ,
b
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 500,000 419,957
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 500,000 419,506
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 750,000 620,629
1,460,092
Texas 0.5%
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 600,000 508,776
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 800,000 679,792
1,188,568
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 500,000 419,634
Wisconsin 0.8%
b
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 500,000 416,858
Affordable Housing Corp. Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 1,300,000 1,291,637
1,708,495
U.S. Territories 1.6%
Guam 0.5%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
1,000,000 1,098,750
Puerto Rico 1.1%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 500,000 521,532
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/34 .................... 1,000,000 1,042,483

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Alabama Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 203 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Highway & Transportation Authority , Revenue , L , Refunding , NATL
Insured , 5.25% , 7/01/35 ............................................. $ 530,000 $ 551,371
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
250,000 254,804
2,370,190
Total U.S. Territories .................................................................... 3,468,940
Total Municipal Bonds (Cost $222,192,123) .....................................
216,251,008
a a a a
a
Total Investments (Cost $222,192,123) 96.9% ...................................
$216,251,008
Other Assets, less Liabilities 3.1% .............................................
6,825,232
Net Assets 100.0% ...........................................................
$223,076,240
a
The maturity date shown represents the mandatory put date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2022, the aggregate value of these securities was $9,012,496, representing 4.0% of net assets.
c
A portion or all of the security purchased on a delayed delivery basis.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2022
Franklin Arizona Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 99.0%
Arizona 92.8%
Arizona Department of Transportation ,
State Highway Fund, Revenue, 2015, Refunding, 5%, 7/01/31 ................ $ 10,000,000 $ 10,547,963
State Highway Fund, Revenue, 2016, Refunding, 5%, 7/01/36 ................ 8,680,000 9,505,160
Arizona Health Facilities Authority ,
HonorHealth Obligated Group, Revenue, 2014 A, Refunding, 5%, 12/01/39 ...... 15,000,000 15,461,721
HonorHealth Obligated Group, Revenue, 2014 A, Refunding, 5%, 12/01/42 ...... 9,535,000 9,812,350
Arizona Industrial Development Authority ,
Academies of Math & Science Obligated Group, Revenue, 2017 A, Refunding, 5%,
7/01/42 ........................................................ 2,045,000 2,173,027
Academies of Math & Science Obligated Group, Revenue, 2017 A, Refunding, 5%,
7/01/51 ........................................................ 1,080,000 1,139,137
Arizona Agribusiness and Equine Center, Inc., Revenue, 2017 A, 5%, 3/01/48 .... 1,555,000 1,649,323
Ball Charter Schools Obligated Group, Revenue, 2022, Refunding, 2.65%, 7/01/26 835,000 809,992
Ball Charter Schools Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/31 ... 550,000 560,580
Ball Charter Schools Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/41 ... 2,000,000 1,912,020
Ball Charter Schools Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/51 ... 2,340,000 2,139,209
BASIS Schools, Inc. Obligated Group, Revenue, 2017 F, Refunding, 5%, 7/01/47 .. 3,350,000 3,557,230
Children's National Medical Center Obligated Group, Revenue, 2020 A, 4%, 9/01/40 865,000 884,463
Children's National Medical Center Obligated Group, Revenue, 2020 A, 4%, 9/01/46 2,750,000 2,741,072
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/34 ....................................................... 1,000,000 1,078,934
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/38 ....................................................... 2,740,000 2,939,559
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/44 ....................................................... 6,645,000 7,076,621
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 4%,
11/01/49 ....................................................... 5,115,000 4,966,869
Great Lakes Senior Living Communities LLC, Revenue, 2019 A, 5%, 1/01/38 ..... 1,175,000 905,813
Great Lakes Senior Living Communities LLC, Revenue, 2019 A, 5%, 1/01/54 ..... 1,250,000 867,774
Great Lakes Senior Living Communities LLC, Revenue, Second Tier, 2019 B, 5%,
1/01/36 ........................................................ 1,105,000 828,114
Great Lakes Senior Living Communities LLC, Revenue, Second Tier, 2019 B, 5%,
1/01/49 ........................................................ 3,500,000 2,330,865
Great Lakes Senior Living Communities LLC, Revenue, Second Tier, 2019 B,
5.125%, 1/01/54 ................................................. 2,000,000 1,330,001
GreatHearts Arizona Obligated Group, Revenue, 2021 B, 4%, 7/01/31 .......... 315,000 314,345
GreatHearts Arizona Obligated Group, Revenue, 2021 B, 4%, 7/01/41 .......... 405,000 379,673
GreatHearts Arizona Obligated Group, Revenue, 2021 B, 4%, 7/01/52 .......... 840,000 743,729
Kipp New York, Inc. Gerard Facility, Revenue, 2021 C, 3.25%, 7/01/31 .......... 1,550,000 1,383,634
Kipp New York, Inc. Macombs Facility, Revenue, 2021 A, 5%, 7/01/32 .......... 660,000 701,989
Kipp New York, Inc. Macombs Facility, Revenue, 2021 A, 4%, 7/01/34 .......... 660,000 637,667
Kipp New York, Inc. Macombs Facility, Revenue, 2021 A, 4%, 7/01/36 .......... 315,000 302,190
Kipp New York, Inc. Macombs Facility, Revenue, 2021 A, 4%, 7/01/41 .......... 2,800,000 2,618,077
Kipp New York, Inc. Macombs Facility, Revenue, 2021 A, 4%, 7/01/51 .......... 8,000,000 7,112,370
Kipp New York, Inc. Macombs Facility, Revenue, 2021 A, 4%, 7/01/61 .......... 15,580,000 13,373,141
Leman Academy of Excellence Obligated Group, Revenue, 2022 A, Refunding, 4.5%,
7/01/54 ........................................................ 3,000,000 2,873,795
Phoenix Children's Hospital Obligated Group, Revenue, 2021 A, Refunding, 3%,
2/01/41 ........................................................ 885,000 768,503
Provident Group-NCCU Properties LLC, Revenue, 2019 A, BAM Insured, 5%,
6/01/49 ........................................................ 3,345,000 3,673,986
Provident Group-NCCU Properties LLC, Revenue, 2019 A, BAM Insured, 5%,
6/01/54 ........................................................ 3,240,000 3,544,203
Arizona Sports & Tourism Authority , Revenue , 2012 A , 5% , 7/01/36 ..............
1,550,000 1,554,831
Arizona State University ,
Revenue, 2014, 5%, 8/01/33 ......................................... 2,200,000 2,304,327

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Arizona State University, (continued)
Revenue, 2014, 5%, 8/01/34 ......................................... $ 3,320,000 $ 3,472,445
Revenue, 2014, 5%, 8/01/44 ......................................... 4,145,000 4,298,154
Revenue, 2015 B, Refunding, 5%, 7/01/41 ............................... 14,070,000 14,855,551
Revenue, 2015 D, 5%, 7/01/41 ........................................ 5,000,000 5,279,158
Revenue, 2015 D, 5%, 7/01/46 ........................................ 5,000,000 5,241,629
Revenue, 2016 B, 5%, 7/01/42 ........................................ 2,000,000 2,140,386
Revenue, 2016 C, 5%, 7/01/46 ........................................ 10,000,000 10,697,976
Revenue, 2017 B, Refunding, 5%, 7/01/43 ............................... 4,005,000 4,399,367
Revenue, 2019 A, 5%, 7/01/43 ........................................ 2,100,000 2,365,939
Carefree Utilities Community Facilities District , Town of Carefree Water System ,
Revenue , 2021 , 4% , 7/01/51 ......................................... 2,000,000 2,008,449
Central Arizona Water Conservation District , Revenue , 2016 , 5% , 1/01/34 .........
1,000,000 1,084,967
City of Bullhead , Excise Taxes , Revenue , 2022 , 4% , 7/01/52 ...................
2,885,000 2,980,099
City of El Mirage , GO , 2012 , Refunding , AGMC Insured , 5% , 7/01/42 .............
2,200,000 2,206,856
City of Goodyear ,
Water & Sewer, Revenue, Sub. Lien, 2020, Refunding, AGMC Insured, 4%, 7/01/39 600,000 628,316
Water & Sewer, Revenue, Sub. Lien, 2020, AGMC Insured, 4%, 7/01/45 ......... 5,000,000 5,153,960
Water & Sewer, Revenue, Sub. Lien, Second Series, 2020, AGMC Insured, 4%,
7/01/40 ........................................................ 650,000 675,567
City of Lake Havasu City ,
Wastewater System, Revenue, 2015 B, Refunding, AGMC Insured, 5%, 7/01/40 ... 15,000,000 16,102,454
Wastewater System, Revenue, 2015 B, Refunding, AGMC Insured, 5%, 7/01/43 ... 9,155,000 9,802,556
City of Mesa ,
Utility System, Revenue, 2018, 5%, 7/01/32 .............................. 1,000,000 1,135,878
Utility System, Revenue, 2018, 5%, 7/01/34 .............................. 1,265,000 1,428,405
Utility System, Revenue, 2018, 4%, 7/01/38 .............................. 1,425,000 1,477,699
Utility System, Revenue, 2018, 4%, 7/01/39 .............................. 6,135,000 6,353,223
Utility System, Revenue, 2018, 5%, 7/01/42 .............................. 15,000,000 16,727,682
Utility System, Revenue, 2019 A, 5%, 7/01/43 ............................ 10,000,000 11,266,375
City of Phoenix Civic Improvement Corp. ,
Airport, Revenue, 2017 A, 5%, 7/01/42 .................................. 15,090,000 16,092,394
Airport, Revenue, Junior Lien, 2017 D, Refunding, 4%, 7/01/40 ............... 20,570,000 21,024,679
Airport, Revenue, Junior Lien, 2019 B, 5%, 7/01/49 ........................ 8,500,000 9,145,107
Airport, Revenue, Senior Lien, 2018, 5%, 7/01/48 .......................... 5,000,000 5,349,269
Excise Tax, Revenue, 2015 A, Refunding, 5%, 7/01/41 ...................... 10,000,000 10,728,818
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/34 .................................................. 2,500,000 2,809,464
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/37 .................................................. 1,500,000 1,680,122
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/38 .................................................. 8,420,000 9,388,558
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 4%, 7/01/45 .................................................. 2,500,000 2,498,146
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/27 ........................................................ 3,945,000 4,526,280
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/28 ........................................................ 2,000,000 2,328,987
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/29 ........................................................ 2,000,000 2,354,625
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/36 ........................................................ 5,000,000 6,243,564
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/37 ........................................................ 7,000,000 8,819,877
Wastewater, Revenue, Junior Lien, 2018 A, 5%, 7/01/37 ..................... 1,000,000 1,131,284

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
City of Phoenix Civic Improvement Corp., (continued)
Wastewater, Revenue, Junior Lien, 2018 A, 4%, 7/01/39 ..................... $ 5,000,000 $ 5,219,843
Water System, Revenue, Junior Lien, 2016, Refunding, 5%, 7/01/39 ............ 5,000,000 5,465,168
County of Maricopa , Banner Health Obligated Group , Revenue , 2005 , Pre-Refunded ,
5% , 4/01/35 ...................................................... 12,090,000 12,752,258
a
Gilbert Water Resource Municipal Property Corp. , Town of Gilbert Waterworks & Sewer
System , Revenue, Senior Lien , 2022 , 4% , 7/15/39 ......................... 10,000,000 10,597,790
Glendale Industrial Development Authority ,
People of Faith, Inc. Obligated Group, Revenue, 2020 A, 5%, 5/15/41 ........... 1,500,000 1,532,637
People of Faith, Inc. Obligated Group, Revenue, 2020 A, 5%, 5/15/56 ........... 4,000,000 4,025,569
Glendale Municipal Property Corp. , City of Glendale Excise Tax , Revenue , 2012 C ,
Refunding , 5% , 7/01/38 ............................................. 18,530,000 18,863,071
Industrial Development Authority of the City of Phoenix (The) ,
Downtown Phoenix Student Housing II LLC, Revenue, 2019 A, 5%, 7/01/44 ...... 1,000,000 1,031,217
Downtown Phoenix Student Housing II LLC, Revenue, 2019 A, 5%, 7/01/49 ...... 1,995,000 2,048,750
Downtown Phoenix Student Housing II LLC, Revenue, 2019 A, 5%, 7/01/54 ...... 2,665,000 2,728,698
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/25 1,015,000 1,065,453
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/27 425,000 454,425
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/30 700,000 742,082
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/32 250,000 262,404
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/33 600,000 629,441
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/37 2,750,000 2,871,386
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/42 8,550,000 8,857,696
GreatHearts Arizona Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/36 . 4,065,000 4,180,399
GreatHearts Arizona Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/41 . 1,225,000 1,254,736
GreatHearts Arizona Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/46 . 1,335,000 1,361,618
JMF-Higley 2012 LLC, Revenue, 2012, 5%, 12/01/34 ....................... 1,355,000 1,371,547
JMF-Higley 2012 LLC, Revenue, 2012, 5%, 12/01/39 ....................... 5,610,000 5,675,723
Vista College Preparatory Obligated Group, Revenue, 2018 A, 5%, 7/01/48 ...... 1,000,000 1,068,731
Industrial Development Authority of the County of Pima (The) ,
Christian Care Tucson, Inc., Revenue, 2017 C, Pre-Refunded, 5%, 12/15/47 ..... 3,840,000 4,172,376
Christian Care Tucson, Inc., Revenue, Senior Lien, 2017 A, Pre-Refunded, 5%,
12/15/32 ....................................................... 1,765,000 1,917,772
Christian Care Tucson, Inc., Revenue, Senior Lien, 2017 A, Pre-Refunded, 5%,
6/15/37 ........................................................ 2,240,000 2,433,886
TMC HealthCare Obligated Group, Revenue, 2021 A, Refunding, 4%, 4/01/40 .... 1,350,000 1,369,982
TMC HealthCare Obligated Group, Revenue, 2021 A, Refunding, 4%, 4/01/41 .... 1,685,000 1,707,330
TMC HealthCare Obligated Group, Revenue, 2021 A, Refunding, 3%, 4/01/51 .... 12,000,000 9,520,220
Industrial Development Authority of the County of Yavapai (The) ,
Yavapai Community Hospital Association Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/34 ............................................ 4,250,000 4,487,276
Yavapai Community Hospital Association Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/36 ............................................ 1,310,000 1,378,630
Yavapai Community Hospital Association Obligated Group, Revenue, 2019,
Refunding, 4%, 8/01/38 ............................................ 1,510,000 1,544,632
Yavapai Community Hospital Association Obligated Group, Revenue, 2019,
Refunding, 5%, 8/01/39 ............................................ 1,350,000 1,459,654
Yavapai Community Hospital Association Obligated Group, Revenue, 2019,
Refunding, 4%, 8/01/43 ............................................ 3,000,000 3,037,010
La Paz County Industrial Development Authority ,
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/23 .................... 110,000 111,820
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/25 .................... 90,000 93,878
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/26 .................... 95,000 100,036
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/27 .................... 75,000 79,658
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/28 .................... 80,000 85,457
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/29 .................... 110,000 117,784

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
La Paz County Industrial Development Authority, (continued)
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/30 .................... $ 100,000 $ 107,177
Harmony Public Schools, Revenue, 2021 A, 4%, 2/15/41 .................... 430,000 404,480
Harmony Public Schools, Revenue, 2021 A, 4%, 2/15/46 .................... 345,000 314,793
Harmony Public Schools, Revenue, 2021 A, 4%, 2/15/51 .................... 580,000 518,549
Maricopa County High School District No. 214 Tolleson Union High School , GO , 2018
A , 5% , 7/01/37 .................................................... 1,000,000 1,113,439
Maricopa County Industrial Development Authority ,
Banner Health Obligated Group, Revenue, A, 4%, 1/01/41 ................... 9,630,000 9,705,912
Banner Health Obligated Group, Revenue, A, 5%, 1/01/41 ................... 37,590,000 40,147,364
Christian Care Obligated Group, Revenue, 2016 A, Pre-Refunded, 5%, 1/01/36 ... 3,860,000 4,192,003
Christian Care Obligated Group, Revenue, 2016 C, Pre-Refunded, 5%, 1/01/40 ... 9,740,000 10,577,749
Creighton University, Revenue, 2020, 5%, 7/01/47 ......................... 13,000,000 14,184,905
Creighton University, Revenue, 2020, 4%, 7/01/50 ......................... 6,695,000 6,659,764
GreatHearts Arizona Obligated Group, Revenue, 2017 A, Refunding, 5%, 7/01/37 . 1,000,000 1,072,227
GreatHearts Arizona Obligated Group, Revenue, 2017 A, Refunding, 5%, 7/01/52 . 1,000,000 1,057,459
Highland Prep Obligated Group, Revenue, 2019, 5%, 1/01/37 ................ 1,000,000 1,099,242
Highland Prep Obligated Group, Revenue, 2019, 5%, 1/01/50 ................ 1,715,000 1,851,585
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/37 ....... 4,025,000 4,326,378
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/42 ....... 4,000,000 4,271,688
HonorHealth Obligated Group, Revenue, 2021 A, 3%, 9/01/51 ................ 1,600,000 1,267,538
Legacy Traditional School Obligated Group, Revenue, 2019 A, Refunding, 5%,
7/01/49 ........................................................ 3,920,000 4,220,032
Reid Traditional Schools Obligated Group, Revenue, 2016, 5%, 7/01/36 ......... 1,120,000 1,169,034
Reid Traditional Schools Obligated Group, Revenue, 2016, 5%, 7/01/47 ......... 3,325,000 3,434,493
Maricopa County Pollution Control Corp. ,
El Paso Electric Co., Revenue, 2009 B, Refunding, 3.6%, 4/01/40 ............. 13,500,000 12,765,296
El Paso Electric Co., Revenue, 2012 A, Refunding, 4.5%, 8/01/42 ............. 10,000,000 10,009,165
b
Public Service Co. of New Mexico, Revenue, 2010 A, Refunding, Mandatory Put,
0.875%, 10/01/26 ................................................ 4,500,000 4,097,337
b
Public Service Co. of New Mexico, Revenue, 2010 B, Refunding, Mandatory Put,
0.875%, 10/01/26 ................................................ 2,150,000 1,957,616
Southern California Edison Co., Revenue, 2000 A, Refunding, 2.4%, 6/01/35 ..... 10,000,000 8,289,925
Maricopa County School District No. 83-Cartwright Elementary , GO , 2011 A , Refunding ,
AGMC Insured , 5.375% , 7/01/30 ...................................... 5,415,000 5,433,503
Maricopa County Unified School District No. 11-Peoria ,
GO, 2013, 5%, 7/01/31 ............................................. 5,100,000 5,271,821
GO, 2018, BAM Insured, 5%, 7/01/33 ................................... 1,000,000 1,110,421
Maricopa County Unified School District No. 95 Queen Creek ,
GO, 2018, 5%, 7/01/33 ............................................. 500,000 546,480
GO, 2018, 5%, 7/01/37 ............................................. 1,200,000 1,311,553
McAllister Academic Village LLC ,
Arizona State University, Revenue, 2016 A, Refunding, 5%, 7/01/33 ............ 2,000,000 2,175,548
Arizona State University, Revenue, 2016 A, Refunding, 5%, 7/01/38 ............ 2,000,000 2,157,084
Arizona State University, Revenue, 2016 A, Refunding, 5%, 7/01/39 ............ 1,000,000 1,077,344
Mohave County Union High School District No. 2 Colorado River , GO , 2017 , 5% ,
7/01/35 ......................................................... 1,000,000 1,109,417
Northern Arizona University ,
Revenue, 2013, 5%, 8/01/26 ......................................... 2,380,000 2,446,702
Revenue, 2014, 5%, 6/01/40 ......................................... 4,545,000 4,715,668
Revenue, 2014, Pre-Refunded, 5%, 6/01/40 .............................. 2,820,000 2,986,097
Pima County Unified School District No. 20 Vail , GO , 2016 , Refunding , BAM Insured ,
5% , 7/01/36 ...................................................... 3,305,000 3,611,135
Pima County Unified School District No. 30 Sahuarita ,
GO, 2017, BAM Insured, 5%, 7/01/33 ................................... 2,665,000 2,957,934

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Pima County Unified School District No. 30 Sahuarita, (continued)
GO, 2017, BAM Insured, 5%, 7/01/34 ................................... $ 2,800,000 $ 3,103,561
Pima County Unified School District No. 6 Marana ,
GO, 2017 C, BAM Insured, 5%, 7/01/36 ................................. 2,385,000 2,655,552
GO, 2018 D, AGMC Insured, 5%, 7/01/38 ................................ 2,500,000 2,778,565
Pinal County Community College District , Revenue , 2017 , BAM Insured , 5% , 7/01/34
1,065,000 1,160,199
Pinal County Electric District No. 3 , Revenue , 2016 , Refunding , 5% , 7/01/35 .......
1,195,000 1,300,855
Salt River Project Agricultural Improvement & Power District ,
Revenue, 2012 A, Refunding, 5%, 12/01/30 .............................. 4,500,000 4,500,000
Revenue, 2016 A, Refunding, 5%, 1/01/38 ............................... 9,745,000 10,719,901
Revenue, 2017 A, Refunding, 5%, 1/01/37 ............................... 10,000,000 11,157,645
Revenue, 2017 A, Refunding, 5%, 1/01/38 ............................... 3,310,000 3,688,640
Revenue, 2017 A, Refunding, 5%, 1/01/39 ............................... 5,605,000 6,238,413
Revenue, 2019 A, 5%, 1/01/47 ........................................ 5,000,000 5,639,386
Salt Verde Financial Corp. ,
Revenue, 2007-1, 5%, 12/01/32 ....................................... 10,000,000 11,173,275
Revenue, 2007-1, 5%, 12/01/37 ....................................... 5,000,000 5,649,008
Student & Academic Services LLC ,
Revenue, 2014, BAM Insured, 5%, 6/01/33 .............................. 1,000,000 1,049,454
Revenue, 2014, BAM Insured, 5%, 6/01/39 .............................. 1,400,000 1,463,375
Revenue, 2014, BAM Insured, 5%, 6/01/44 .............................. 3,155,000 3,287,803
Town of Gilbert , Pledged , Revenue, Sub. Lien , 2015 , 5% , 7/01/45 ...............
10,000,000 10,618,831
Town of Queen Creek ,
Excise Tax, Revenue, 2018 A, 5%, 8/01/42 ............................... 2,500,000 2,784,053
Excise Tax, Revenue, 2018 A, 5%, 8/01/47 ............................... 5,000,000 5,530,818
Excise Tax, Revenue, 2020, 4%, 8/01/50 ................................ 8,740,000 8,922,134
University Medical Center Corp. , Banner-University Medical Center Tucson Campus
LLC , Revenue , 2013 , Pre-Refunded , 5.625% , 7/01/36 ...................... 5,000,000 5,210,517
University of Arizona (The) ,
Revenue, 2013, 5%, 8/01/38 ......................................... 5,790,000 5,924,399
Revenue, 2016, Refunding, 5%, 6/01/39 ................................. 2,750,000 2,959,248
Revenue, 2018 A, 5%, 6/01/43 ........................................ 5,000,000 5,544,851
Revenue, 2019 A, 5%, 6/01/42 ........................................ 2,000,000 2,255,007
802,127,912
Florida 0.1%
c
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 800,000 598,553
Georgia 0.3%
c
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 3,290,000 2,755,201
South Carolina 0.4%
South Carolina Jobs-Economic Development Authority ,
c
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 1,900,000 1,595,837
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 1,900,000 1,594,121
3,189,958
Texas 0.6%
c
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 2,600,000 2,204,699
c
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,300,000 2,804,141
5,008,840

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 203 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington 0.2%
c
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ $ 1,900,000 $ 1,594,607
Wisconsin 1.1%
c
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 1,900,000 1,584,062
Affordable Housing Corp. Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 5,000,000 4,967,834
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021 A, 3.4%, 12/01/36 ....... 3,300,000 2,757,071
9,308,967
U.S. Territories 3.5%
Guam 1.4%
Guam Power Authority ,
Revenue, 2014 A, AGMC Insured, 5%, 10/01/39 ........................... 6,490,000 6,812,991
Revenue, 2014 A, AGMC Insured, 5%, 10/01/44 ........................... 5,325,000 5,574,185
12,387,176
Puerto Rico 2.1%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 3,700,000 3,859,334
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.5%, 7/01/29 ................. 770,000 825,966
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 750,000 797,459
Revenue, CC, Refunding, AGMC Insured, 5.5%, 7/01/31 .................... 2,790,000 2,997,011
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/32 ................... 1,970,000 2,082,722
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 5,050,000 5,253,628
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 2,290,000 2,460,846
18,276,966
Total U.S. Territories .................................................................... 30,664,142
Total Municipal Bonds (Cost $870,480,823) .....................................
855,248,180
a a a a
Short Term Investments 0.6%
Municipal Bonds 0.6%
Arizona 0.6%
d
Arizona Industrial Development Authority , Phoenix Children's Hospital , Revenue , 2019
A , Refunding , LOC JPMorgan Chase Bank NA , Daily VRDN and Put , 0.62% , 2/01/48 5,000,000 5,000,000
Total Municipal Bonds (Cost $5,000,000) .......................................
5,000,000
Total Short Term Investments (Cost $5,000,000 ) .................................
5,000,000
a
Total Investments (Cost $875,480,823) 99.6% ...................................
$860,248,180
Other Assets, less Liabilities 0.4% .............................................
3,572,654
Net Assets 100.0% ...........................................................
$863,820,834
a
Security purchased on a when-issued basis.
b
The maturity date shown represents the mandatory put date.

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2022, the aggregate value of these securities was $20,862,005, representing 2.4% of net assets.
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2022
Franklin Colorado Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.5%
California 0.3%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
$ 2,000,000 $ 1,797,549
Colorado 91.0%
Adams & Weld Counties School District No. 27J Brighton , GO , 2015 , 5% , 12/01/40 ..
7,500,000 8,121,824
Adams 12 Five Star Schools , GO , 2016 B , Refunding , 5% , 12/15/36 .............
5,000,000 5,518,817
Adams State University ,
Revenue, 2012, 5%, 5/15/37 ......................................... 630,000 631,165
Revenue, 2019 A, Refunding, 4%, 5/15/42 ............................... 1,515,000 1,554,912
Anthem West Metropolitan District , GO , 2015 , Refunding , BAM Insured , 5% , 12/01/35
3,000,000 3,249,777
Arapahoe County School District No. 1 Englewood , GO , 2017 , 5% , 12/01/42 .......
7,000,000 7,687,002
Arapahoe County School District No. 6 Littleton , GO , 2019 A , 5.5% , 12/01/43 ......
12,980,000 15,056,242
Arapahoe County Water & Wastewater Authority , Revenue , 2019 , Refunding , 4% ,
12/01/37 ........................................................ 1,000,000 1,070,313
Auraria Higher Education Center , Revenue , 2013 A , AGMC Insured , 5% , 4/01/34 ...
6,150,000 6,272,966
Board of Governors of Colorado State University System ,
Revenue, 2013 A, Refunding, 5%, 3/01/43 ............................... 5,000,000 6,150,307
Revenue, 2013 C, Pre-Refunded, 5%, 3/01/44 ............................ 5,135,000 5,267,312
Revenue, 2015 A, 5%, 3/01/40 ........................................ 3,010,000 3,163,214
Revenue, 2015 A, Pre-Refunded, 5%, 3/01/40 ............................ 3,990,000 4,300,245
Revenue, 2017 E, Refunding, 4%, 3/01/43 ............................... 4,500,000 4,545,633
Revenue, 2019 A, Refunding, 5%, 3/01/49 ............................... 4,000,000 4,499,660
Revenue, A, Refunding, 4%, 3/01/40 ................................... 5,000,000 5,065,821
Board of Water Commissioners City & County of Denver (The) , Revenue , 2017 A , 5% ,
9/15/47 ......................................................... 10,000,000 10,998,682
Boulder Valley School District No. Re-2 Boulder , GO , 2015 , 5% , 12/01/41 .........
5,000,000 5,305,166
a
Broomfield Village Metropolitan District No. 2 , GO , 144A, 2021 A-1 , Refunding , 5% ,
12/01/49 ........................................................ 4,380,000 4,209,273
Castle Oaks Metropolitan District No. 3 , GO , 2020 , Refunding , AGMC Insured , 4% ,
12/01/50 ........................................................ 1,150,000 1,151,535
Centennial Water & Sanitation District ,
Revenue, 2019, 5%, 12/01/43 ........................................ 3,000,000 3,361,018
Revenue, 2019, 5.25%, 12/01/48 ...................................... 6,760,000 7,752,433
Central Weld County Water District , Revenue , 2020 , AGMC Insured , 4% , 12/01/40 ..
1,000,000 1,046,173
Cherokee Metropolitan District , Revenue , 2020 , BAM Insured , 4% , 8/01/45 ........
2,250,000 2,304,313
City & County of Denver ,
Revenue, 2016 A, Refunding, 4%, 8/01/46 ............................... 3,500,000 3,542,631
Revenue, 2018 A-1, 5%, 8/01/48 ...................................... 5,000,000 5,401,115
Revenue, 2021 A, 4%, 8/01/33 ........................................ 1,250,000 1,384,746
Revenue, 2021 A, 4%, 8/01/34 ........................................ 1,000,000 1,096,818
Airport System, Revenue, 2013 B, 5%, 11/15/43 ........................... 5,000,000 5,148,895
Airport System, Revenue, 2018 B, Refunding, 5%, 12/01/43 .................. 5,000,000 5,468,652
Airport System, Revenue, 2018 B, Refunding, 5%, 12/01/48 .................. 4,440,000 4,827,880
Airport System, Revenue, 2019 C, Refunding, 5%, 11/15/35 .................. 3,000,000 3,376,819
City of Colorado Springs ,
Utilities System, Revenue, 2013 B-1, 5%, 11/15/38 ......................... 4,000,000 4,160,441
Utilities System, Revenue, 2014 A-2, 5%, 11/15/44 ......................... 5,000,000 5,274,811
Utilities System, Revenue, 2015 A, Refunding, 5%, 11/15/40 ................. 3,000,000 3,245,909
Utilities System, Revenue, 2015 A, Refunding, 5%, 11/15/45 ................. 2,665,000 2,870,625
Utilities System, Revenue, 2017 A-2, Refunding, 5%, 11/15/47 ................ 6,000,000 6,658,648
Utilities System, Revenue, 2018 A-4, 5%, 11/15/48 ......................... 5,000,000 5,565,335
Utilities System, Revenue, 2020 C, 5%, 11/15/50 .......................... 3,000,000 3,425,433
City of Fort Collins , Electric Utility Enterprise , Revenue , 2018 A , 5% , 12/01/42 ......
13,500,000 15,035,715
City of Grand Junction ,
COP, 2021, 4%, 12/01/40 ............................................ 1,500,000 1,569,259

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
City of Grand Junction, (continued)
COP, 2021, 4%, 12/01/45 ............................................ $ 1,000,000 $ 1,036,121
Sales & Use Tax, Revenue, 2020 B, 4%, 3/01/45 .......................... 1,500,000 1,549,953
Sales & Use Tax, Revenue, 2020 B, 4%, 3/01/49 .......................... 1,240,000 1,275,904
Colorado Educational & Cultural Facilities Authority ,
Alexander Dawson School LLC (The), Revenue, 2010, 5%, 2/15/40 ............ 5,280,000 5,295,367
Aspen View Academy, Inc., Revenue, 2021, 4%, 5/01/36 .................... 425,000 403,738
Aspen View Academy, Inc., Revenue, 2021, 4%, 5/01/41 .................... 150,000 138,508
Aspen View Academy, Inc., Revenue, 2021, 4%, 5/01/51 .................... 370,000 323,244
Aspen View Academy, Inc., Revenue, 2021, 4%, 5/01/61 .................... 550,000 462,920
Denver School of Science & Technology, Inc., Revenue, 2021, 3%, 8/01/41 ...... 1,460,000 1,232,401
Denver School of Science & Technology, Inc., Revenue, 2021, 3%, 8/01/51 ...... 3,635,000 2,806,376
Golden View Classical Academy, Revenue, 2022, Refunding, 4%, 1/01/26 ....... 195,000 196,375
Golden View Classical Academy, Revenue, 2022, Refunding, 4%, 1/01/32 ....... 280,000 275,951
Golden View Classical Academy, Revenue, 2022, Refunding, 4%, 1/01/52 ....... 1,355,000 1,183,333
Golden View Classical Academy, Revenue, 2022, Refunding, 4%, 1/01/62 ....... 1,600,000 1,347,674
Lighthouse Building Corp., Revenue, 2021, 4%, 10/01/46 .................... 345,000 315,774
Lighthouse Building Corp., Revenue, 2021, 4%, 10/01/56 .................... 1,000,000 866,474
Lighthouse Building Corp., Revenue, 2021, 4%, 10/01/61 .................... 2,210,000 1,865,523
Pinnacle Charter School, Inc., Revenue, 2021 A, Refunding, 4%, 12/01/50 ....... 5,820,000 5,954,276
Union Colony Schools, Revenue, 2018, Refunding, 5%, 4/01/48 ............... 715,000 770,863
University of Denver, Revenue, 2017, 5%, 3/01/47 ......................... 3,950,000 4,270,743
West Ridge Academy Charter School, Revenue, 2019 A, Refunding, 5%, 6/01/49 .. 400,000 411,413
Westgate Community School, Revenue, 2021 A, Refunding, 4%, 7/01/41 ........ 2,370,000 2,425,973
Windsor Charter Academy Obligated Group, Revenue, 2020, Refunding, 4%, 9/01/50 2,400,000 2,421,512
Colorado Health Facilities Authority ,
AdventHealth Obligated Group, Revenue, 2016 A, Refunding, 4%, 11/15/41 ...... 3,000,000 3,031,535
AdventHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 11/15/37 ...... 5,000,000 5,523,450
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/35 ....................................................... 1,575,000 1,612,271
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/37 ....................................................... 850,000 862,139
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/38 ....................................................... 705,000 711,300
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/39 ....................................................... 835,000 838,010
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/40 ....................................................... 725,000 722,118
BSLC Obligated Group, Revenue, 2018 A-1, Refunding, 5%, 9/15/48 ........... 3,000,000 3,092,733
BSLC Obligated Group, Revenue, 2018 A-1, Refunding, 4.75%, 9/15/53 ......... 1,500,000 1,505,560
Children's Hospital Colorado Obligated Group, Revenue, 2016 A, 5%, 12/01/44 ... 5,000,000 5,215,486
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/37 3,000,000 3,156,879
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/39 2,000,000 2,100,747
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/44 7,000,000 7,309,076
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 4%, 8/01/49 9,990,000 9,765,497
Covenant Living Communities and Services Obligated Group, Revenue, 2013 A, Pre-
Refunded, 5.75%, 12/01/36 ......................................... 5,000,000 5,297,108
Covenant Living Communities and Services Obligated Group, Revenue, 2015 A,
Refunding, 5%, 12/01/35 ........................................... 7,150,000 7,350,069
Covenant Living Communities and Services Obligated Group, Revenue, 2018 A, 5%,
12/01/48 ....................................................... 5,000,000 5,206,413
Covenant Living Communities and Services Obligated Group, Revenue, 2020 A,
Refunding, 4%, 12/01/50 ........................................... 5,700,000 5,269,560
Craig Hospital Obligated Group, Revenue, 2022 A, 5%, 12/01/52 .............. 3,535,000 3,849,284
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2013, Pre-
Refunded, 5.5%, 6/01/33 .......................................... 1,000,000 1,037,945

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Colorado Health Facilities Authority, (continued)
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2013, Pre-
Refunded, 5.625%, 6/01/43 ......................................... $ 4,000,000 $ 4,156,706
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2015 A, Pre-
Refunded, 5%, 6/01/40 ............................................ 4,000,000 4,335,186
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2015 A, Pre-
Refunded, 5%, 6/01/45 ............................................ 2,750,000 2,980,441
Parkview Medical Center, Inc. Obligated Group, Revenue, 2016, 5%, 9/01/46 ..... 5,000,000 5,216,896
Parkview Medical Center, Inc. Obligated Group, Revenue, 2020 A, 4%, 9/01/50 ... 6,275,000 6,006,806
Sanford Obligated Group, Revenue, 2019 A, Refunding, 4%, 11/01/39 .......... 1,000,000 1,005,834
Sanford Obligated Group, Revenue, 2019 A, Refunding, 5%, 11/01/44 .......... 10,455,000 11,156,352
Sisters of Charity of Leavenworth Health System, Inc. Obligated Group, Revenue,
2019 A, Refunding, 4%, 1/01/38 ..................................... 3,660,000 3,719,106
Valley View Hospital Association, Revenue, 2015, 5%, 5/15/40 ................ 2,000,000 2,070,895
Valley View Hospital Association, Revenue, 2015, 5%, 5/15/45 ................ 1,000,000 1,031,655
Colorado High Performance Transportation Enterprise , Revenue , 2017 , 5% , 12/31/47
2,555,000 2,614,391
Colorado Housing and Finance Authority ,
Revenue, 2019 B-1, I, 3.15%, 10/01/44 ................................. 1,000,000 942,049
Revenue, 2019 B-1, I, 3.25%, 10/01/49 ................................. 1,000,000 936,387
Colorado Mesa University ,
Revenue, 2019 B, 5%, 5/15/44 ........................................ 1,000,000 1,119,531
Revenue, 2019 B, 5%, 5/15/49 ........................................ 1,565,000 1,742,608
Colorado School of Mines ,
Revenue, 2012 B, 5%, 12/01/32 ....................................... 110,000 111,403
Revenue, 2017 A, 5%, 12/01/42 ....................................... 2,450,000 2,694,208
Revenue, 2017 A, 5%, 12/01/47 ....................................... 3,000,000 3,279,059
Commerce City , Northern Infrastructure General Improvement District , GO , 2013 ,
Refunding , AGMC Insured , 5% , 12/01/31 ................................ 2,040,000 2,075,207
Crystal Valley Metropolitan District No. 2 , GO , 2020 A , Refunding , AGMC Insured , 3% ,
12/01/49 ........................................................ 3,000,000 2,657,575
Denver City & County School District No. 1 ,
COP, 2013 C, 5%, 12/15/30 .......................................... 4,000,000 4,176,492
COP, 2020 A, 5%, 12/01/42 .......................................... 2,000,000 2,287,012
GO, 2017, 5%, 12/01/41 ............................................. 12,440,000 13,683,062
Denver Convention Center Hotel Authority , Revenue, Senior Lien , 2016 , Refunding ,
5% , 12/01/40 ..................................................... 9,775,000 10,144,943
Denver Health & Hospital Authority ,
COP, 2018, 5%, 12/01/48 ............................................ 5,255,000 5,566,699
Revenue, 2014 A, 5.25%, 12/01/45 .................................... 9,250,000 9,429,257
Revenue, 2019 A, Refunding, 5%, 12/01/30 .............................. 1,000,000 1,112,281
Revenue, 2019 A, Refunding, 5%, 12/01/31 .............................. 1,400,000 1,550,902
Revenue, 2019 A, Refunding, 5%, 12/01/33 .............................. 3,300,000 3,631,674
Denver International Business Center Metropolitan District No. 1 , GO , 2019 A , 4% ,
12/01/48 ........................................................ 350,000 345,727
Eagle River Water and Sanitation District , GO , 2016 , 5% , 12/01/45 ..............
1,360,000 1,474,259
East Cherry Creek Valley Water and Sanitation District , Revenue , 2019 A , 4% , 11/15/38
1,000,000 1,071,655
Erie Farm Metropolitan District ,
GO, 2021, Refunding, AGMC Insured, 5%, 12/01/41 ........................ 575,000 653,076
GO, 2021, Refunding, AGMC Insured, 5%, 12/01/46 ........................ 700,000 787,184
GO, 2021, Refunding, AGMC Insured, 4%, 12/01/51 ........................ 1,200,000 1,210,031
a,b
Fiddlers Business Improvement District , GO , 144A, 2022 , Refunding , 5.55% , 12/01/47 3,500,000 3,731,683
Flying Horse Metropolitan District No. 2 ,
GO, 2020 A, Refunding, AGMC Insured, 4%, 12/01/44 ...................... 520,000 534,076
GO, 2020 A, Refunding, AGMC Insured, 4%, 12/01/50 ...................... 875,000 876,168

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Larimer County School District No. R-1 Poudre , GO , 2018 , 5% , 12/15/40 ..........
$ 5,000,000 $ 5,630,370
Metropolitan State University of Denver , Revenue , 2016 , Pre-Refunded , 5% , 12/01/45
4,000,000 4,378,001
Park 70 Metropolitan District ,
GO, 2016, Refunding, 5%, 12/01/36 .................................... 1,000,000 1,064,138
GO, 2016, Refunding, 5%, 12/01/46 .................................... 1,500,000 1,580,059
Park Creek Metropolitan District ,
Revenue, 2017 A, 5%, 12/01/41 ....................................... 3,000,000 3,187,655
Revenue, 2017 A, 5%, 12/01/46 ....................................... 2,500,000 2,643,623
Revenue, Senior Lien, 2015 A, Refunding, 5%, 12/01/45 .................... 7,000,000 7,442,639
Revenue, Senior Lien, 2018 A, 5%, 12/01/46 ............................. 2,875,000 3,179,830
Parker Water & Sanitation District , Revenue , 2018 , 5% , 11/01/42 ................
6,475,000 7,230,908
Patriot Park Metropolitan District No. 2 , GO , 2021 , 4.3% , 12/01/50 ...............
550,000 473,001
Prairiestar Metropolitan District No. 2 ,
GO, 2021 A, Refunding, BAM Insured, 5%, 12/01/36 ....................... 500,000 571,529
GO, 2021 A, Refunding, BAM Insured, 5%, 12/01/41 ....................... 500,000 567,021
GO, 2021 A, Refunding, BAM Insured, 5%, 12/01/46 ....................... 500,000 560,983
Public Authority for Colorado Energy , Revenue , 2008 , 6.5% , 11/15/38 ............
9,900,000 12,971,303
Pueblo City Schools , GO , 2020 , 5% , 12/15/38 ..............................
3,000,000 3,429,620
Regional Transportation District ,
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 1/15/33 ........ 550,000 547,681
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 7/15/35 ........ 1,000,000 988,526
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 7/15/36 ........ 750,000 739,557
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 7/15/38 ........ 700,000 681,067
Sales Tax, Revenue, 2016 A, 5%, 11/01/41 ............................... 10,000,000 10,948,955
Sales Tax, Revenue, 2016 A, 5%, 11/01/46 ............................... 11,000,000 11,972,142
Roaring Fork Transportation Authority , Sales & Use Tax , Revenue , 2019 , Refunding ,
4% , 12/01/44 ..................................................... 1,000,000 1,034,259
Sand Creek Metropolitan District , GO , 2020 B , Refunding , AGMC Insured , 4% ,
12/01/40 ........................................................ 2,665,000 2,788,051
Silver Peaks Metropolitan District No. 3 , GO, Senior Lien , 2020 A , 5% , 12/01/50 ....
1,000,000 928,865
South Timnath Metropolitan District No. 2 , GO , 2016 , Refunding , 5% , 12/01/42 .....
5,690,000 6,011,125
State of Colorado ,
COP, 2013 I, Pre-Refunded, 5%, 3/15/36 ................................ 3,000,000 3,168,149
COP, 2017 J, 5.25%, 3/15/42 ......................................... 5,000,000 5,576,180
COP, 2019 O, 4%, 3/15/44 ........................................... 5,000,000 5,111,095
COP, 2020, Refunding, 4%, 6/15/39 .................................... 1,000,000 1,031,340
COP, 2020, Refunding, 4%, 6/15/40 .................................... 1,315,000 1,354,136
COP, 2020 A, 4%, 12/15/38 .......................................... 3,555,000 3,679,072
University of Colorado, COP, 2013 A, Pre-Refunded, 5%, 11/01/29 ............. 3,105,000 3,248,147
Sterling Hills West Metropolitan District , GO , 2017 , Refunding , 5% , 12/01/39 .......
1,125,000 1,227,630
Sterling Ranch Community Authority Board ,
Sterling Ranch Colorado Metropolitan District No. 2, Revenue, 2020 A, Refunding,
3.75%, 12/01/40 ................................................. 500,000 428,480
Sterling Ranch Colorado Metropolitan District No. 2, Revenue, 2020 A, Refunding,
4.25%, 12/01/50 ................................................. 1,250,000 1,088,288
Thompson Crossing Metropolitan District No. 2 , GO , 2016 B , Refunding , AGMC
Insured , 5% , 12/01/46 .............................................. 4,500,000 4,874,122
Town of Castle Rock ,
Sales & Use Tax, Revenue, 2013, Pre-Refunded, 5%, 6/01/32 ................ 1,845,000 1,907,786
Sales & Use Tax, Revenue, 2013, Pre-Refunded, 5%, 6/01/35 ................ 2,775,000 2,869,434

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Town of Firestone , Water Enterprise , Revenue , 2020 , Refunding , BAM Insured , 4% ,
12/01/49 ........................................................ $ 1,400,000 $ 1,418,315
Town of Monument ,
COP, 2020, AGMC Insured, 4%, 12/01/40 ............................... 1,000,000 1,036,454
COP, 2020, AGMC Insured, 4%, 12/01/45 ............................... 1,000,000 1,028,552
University of Colorado , Revenue , 2019 B , 5% , 6/01/44 .......................
1,930,000 2,162,048
Vauxmont Metropolitan District ,
GO, 2019, Refunding, AGMC Insured, 5%, 12/15/27 ........................ 380,000 415,672
GO, 2019, Refunding, AGMC Insured, 5%, 12/15/32 ........................ 480,000 523,265
Weld County School District No. RE-4 , GO , 2016 , 5.25% , 12/01/41 ..............
5,000,000 5,552,315
Winter Farm Metropolitan District No. 2 ,
GO, 2019, Refunding, AGMC Insured, 5%, 12/01/39 ........................ 630,000 700,259
GO, 2019, Refunding, AGMC Insured, 5%, 12/01/44 ........................ 500,000 551,614
569,246,868
Florida 1.1%
Capital Trust Agency, Inc. ,
Kingdom Development Obligated Group, Revenue, 2021 A-1, 3.75%, 12/01/36 .... 4,104,000 3,741,945
a
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 800,000 598,553
a
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn ., 5/01/57 3,215,000 2,731,143
7,071,641
Georgia 0.3%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 2,400,000 2,009,873
Illinois 1.0%
State of Illinois ,
GO, 2003, 5.1%, 6/01/33 ............................................ 3,000,000 3,061,688
GO, 2019 B, 4%, 11/01/33 ........................................... 1,250,000 1,227,948
GO, 2021 A, 5%, 3/01/31 ............................................ 650,000 711,779
GO, 2021 A, 5%, 3/01/32 ............................................ 500,000 541,586
GO, 2021 A, 4%, 3/01/39 ............................................ 500,000 477,591
6,020,592
New York 0.1%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/48 ..........
900,000 873,394
South Carolina 0.5%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 1,400,000 1,175,880
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 1,400,000 1,174,615
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 750,000 620,630
2,971,125
Texas 0.6%
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 1,900,000 1,611,126
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,400,000 2,039,375
3,650,501
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,400,000 1,174,974

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 203 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin 1.1%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ $ 1,400,000 $ 1,167,203
Affordable Housing Corp. Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 3,700,000 3,676,197
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021 A, 3.4%, 12/01/36 ....... 2,400,000 2,005,143
6,848,543
U.S. Territories 1.3%
Guam 0.3%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
1,500,000 1,648,125
Puerto Rico 1.0%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,200,000 1,251,676
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/34 .................... 1,000,000 1,042,483
Puerto Rico Highway & Transportation Authority ,
Revenue, CC, Refunding, AGMC Insured, 5.5%, 7/01/31 .................... 1,670,000 1,793,910
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 1,485,000 1,595,788
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
750,000 764,412
6,448,269
Total U.S. Territories .................................................................... 8,096,394
Total Municipal Bonds (Cost $622,880,010) .....................................
609,761,454
a a a a
Short Term Investments 1.5%
Municipal Bonds 1.5%
Colorado 1.5%
c
City & County of Denver ,
COP, 2008 A-1, Refunding, SPA JPMorgan Chase Bank NA, Daily VRDN and Put,
0.62%, 12/01/29 ................................................. 2,000,000 2,000,000
COP, 2008 A-2, Refunding, SPA JPMorgan Chase Bank NA, Daily VRDN and Put,
0.62%, 12/01/29 ................................................. 3,500,000 3,500,000
COP, 2008 A-3, Refunding, SPA JPMorgan Chase Bank NA, Daily VRDN and Put,
0.62%, 12/01/31 ................................................. 4,000,000 4,000,000
9,500,000
Total Municipal Bonds (Cost $9,500,000) .......................................
9,500,000
Total Short Term Investments (Cost $9,500,000 ) .................................
9,500,000
a
Total Investments (Cost $632,380,010) 99.0% ...................................
$619,261,454
Other Assets, less Liabilities 1.0% .............................................
6,000,145
Net Assets 100.0% ...........................................................
$625,261,599
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2022, the aggregate value of these securities was $26,751,053, representing 4.3% of net assets.
b
A portion or all of the security purchased on a delayed delivery basis.

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2022
Franklin Connecticut Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.9%
Connecticut 91.6%
City of Ansonia ,
GO, 2021 A, AGMC Insured, 4%, 2/15/31 ................................ $ 170,000 $ 184,575
GO, 2021 A, AGMC Insured, 4%, 2/15/33 ................................ 100,000 107,197
GO, 2021 A, AGMC Insured, 4%, 2/15/34 ................................ 100,000 106,559
GO, 2021 A, AGMC Insured, 3%, 2/15/37 ................................ 500,000 474,428
City of Bridgeport ,
GO, 2021 A, 4%, 8/01/40 ............................................ 765,000 790,456
GO, 2021 A, 4%, 8/01/46 ............................................ 375,000 382,761
GO, 2021 A, 4%, 8/01/51 ............................................ 575,000 584,079
City of New Britain , GO , 2017 C , AGMC Insured , 5% , 3/01/36 ..................
1,000,000 1,096,923
City of New Haven ,
GO, 2002 C, NATL Insured, ETM, 5%, 11/01/22 ........................... 25,000 25,080
GO, 2021 A, Refunding, 4%, 8/01/40 ................................... 2,000,000 2,060,285
City of Stamford , Water Pollution Control System & Facility , Revenue , 2013 A , 5.25% ,
8/15/43 ......................................................... 1,000,000 1,031,065
City of West Haven , GO , 2021 , 4% , 9/15/41 ...............................
565,000 575,310
Connecticut Housing Finance Authority ,
Revenue, 2019 E-E1, 3.05%, 11/15/44 .................................. 5,000,000 4,418,207
Revenue, 2019 E-E1, 3.1%, 11/15/49 ................................... 2,000,000 1,711,170
Revenue, 2020 C-1, Refunding, 2.05%, 5/15/37 ........................... 1,000,000 832,525
Revenue, 2020 C-2, Refunding, 2.2%, 11/15/34 ........................... 960,000 844,671
Connecticut Municipal Electric Energy Cooperative ,
Revenue, 2013 A, 5%, 1/01/38 ........................................ 1,550,000 1,570,158
Revenue, 2013 A, Pre-Refunded, 5%, 1/01/38 ............................ 1,450,000 1,479,550
Connecticut State Health & Educational Facilities Authority ,
Avon Old Farms School Obligated Group, Revenue, D-1, Refunding, 4%, 7/01/46 .. 1,000,000 1,020,552
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/34 345,000 368,487
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/35 310,000 329,505
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/36 480,000 507,843
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/37 600,000 631,837
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/38 315,000 331,141
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/39 380,000 397,401
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/42 860,000 885,828
Connecticut College, Revenue, L-1, Refunding, 4%, 7/01/46 .................. 5,000,000 5,003,457
Covenant Living Communities and Services Obligated Group, Revenue, 2018 B, 5%,
12/01/40 ....................................................... 4,000,000 4,191,769
Fairfield University, Revenue, Q-1, 5%, 7/01/46 ........................... 9,000,000 9,473,682
Hartford HealthCare Obligated Group, Revenue, 2021 A, 4%, 7/01/46 .......... 4,500,000 4,533,756
Jerome Home, Revenue, 2021 E, Refunding, 4%, 7/01/41 ................... 735,000 701,858
Jerome Home, Revenue, 2021 E, Refunding, 4%, 7/01/51 ................... 1,250,000 1,130,362
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/38 ..... 1,000,000 1,001,634
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/41 ..... 6,310,000 6,300,469
Quinnipiac University, Revenue, L, Refunding, 5%, 7/01/45 .................. 8,250,000 8,524,133
Sacred Heart University, Inc., Revenue, I-1, Refunding, 5%, 7/01/42 ............ 4,375,000 4,632,242
Sacred Heart University, Inc., Revenue, K, 4%, 7/01/45 ..................... 1,200,000 1,203,691
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 4%, 7/01/37 ... 2,550,000 2,524,906
Taft School Corp. (The), Revenue, L, Refunding, 3%, 7/01/46 ................. 2,210,000 1,901,087
Trinity Health Corp. Obligated Group, Revenue, 2016, 5%, 12/01/41 ............ 5,000,000 5,273,456
Trustees of Trinity College (The), Revenue, R, Refunding, 4%, 6/01/45 .......... 2,500,000 2,516,216
Trustees of Trinity College (The), Revenue, S, Refunding, 4%, 6/01/46 .......... 2,000,000 2,010,886
Trustees of Trinity College (The), Revenue, S, Refunding, 4%, 6/01/51 .......... 2,000,000 1,995,276
Yale-New Haven Health Obligated Group, Revenue, N, 5%, 7/01/48 ............ 5,000,000 5,164,085
Connecticut State Higher Education Supplement Loan Authority ,
Revenue, 2020 B, 3.25%, 11/15/36 .................................... 1,700,000 1,540,572
Revenue, 2020 D, Pre-Refunded, 3%, 11/15/35 ........................... 1,145,000 1,182,455

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Connecticut Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Connecticut (continued)
Connecticut State Higher Education Supplement Loan Authority, (continued)
Revenue, 2021 B, 2.25%, 11/15/37 .................................... $ 2,500,000 $ 2,113,890
Hartford County Metropolitan District , Clean Water Project , Revenue , 2014 A , Pre-
Refunded , 5% , 11/01/42 ............................................. 5,000,000 5,360,890
South Central Connecticut Regional Water Authority ,
Revenue, A-Thirtieth, Pre-Refunded, 5%, 8/01/44 .......................... 1,615,000 1,720,728
Revenue, Second Series, B-Thirty Second, Refunding, 5%, 8/01/38 ............ 1,720,000 1,855,540
State of Connecticut ,
GO, 2020 A, 4%, 1/15/36 ............................................ 5,000,000 5,165,083
GO, 2020 A, 4%, 1/15/38 ............................................ 2,250,000 2,298,460
GO, 2020 C, 4%, 6/01/39 ............................................ 600,000 610,357
Special Tax, 2013, 5%, 10/01/30 ...................................... 5,000,000 5,189,916
Special Tax, 2016 A, 5%, 9/01/33 ...................................... 1,000,000 1,083,783
Special Tax, 2018 A, 5%, 1/01/36 ...................................... 1,000,000 1,104,130
Special Tax, 2020 A, 5%, 5/01/37 ...................................... 500,000 569,673
Special Tax, 2020 A, 4%, 5/01/39 ...................................... 1,000,000 1,025,355
Special Tax, 2021 A, 4%, 5/01/40 ...................................... 1,100,000 1,128,997
Bradley International Airport CFC, Revenue, 2019 A, 5%, 7/01/49 .............. 1,400,000 1,453,318
Clean Water Fund - State Revolving Fund, Revenue, 2015 A, 5%, 3/01/34 ....... 5,000,000 5,338,973
Clean Water Fund - State Revolving Fund, Revenue, 2015 A, 5%, 3/01/35 ....... 1,000,000 1,067,244
Clean Water Fund - State Revolving Fund, Revenue, 2017 A, 5%, 5/01/37 ....... 3,000,000 3,330,374
Town of Darien , GO , 2020 A , Refunding , 4% , 8/01/39 ........................
350,000 359,650
Town of Hamden , GO , 2021 , Refunding , BAM Insured , 4% , 8/15/41 ..............
500,000 513,900
Town of Stafford ,
GO, 2021, Refunding, 3%, 2/01/36 ..................................... 250,000 238,659
GO, 2021, Refunding, 3%, 2/01/38 ..................................... 310,000 290,106
GO, 2021, Refunding, 3%, 2/01/41 ..................................... 300,000 275,393
Town of Stratford ,
GO, 2017, AGMC Insured, 5%, 7/01/33 ................................. 1,000,000 1,059,513
GO, 2020 A, Refunding, BAM Insured, 5%, 7/01/31 ........................ 1,000,000 1,145,079
GO, 2020 A, Refunding, BAM Insured, 4%, 7/01/36 ........................ 300,000 308,766
GO, 2020 A, Refunding, BAM Insured, 4%, 7/01/38 ........................ 300,000 305,959
GO, 2020 A, Refunding, BAM Insured, 4%, 7/01/40 ........................ 300,000 304,958
University of Connecticut ,
Revenue, 2013 A, 5%, 8/15/28 ........................................ 6,590,000 6,797,574
Revenue, 2014 A, 5%, 2/15/31 ........................................ 2,000,000 2,080,307
Revenue, 2017 A, 5%, 1/15/37 ........................................ 1,000,000 1,083,943
Revenue, 2020 A, 5%, 2/15/40 ........................................ 1,000,000 1,120,488
Revenue, 2020 A, 5%, 2/15/41 ........................................ 995,000 1,113,398
150,967,989
Florida 0.2%
a
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 500,000 374,096
Georgia 0.3%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 625,000 523,404
Illinois 0.6%
State of Illinois , GO , 2020 C , 4% , 10/01/42 ................................
1,000,000 936,372
New Jersey 0.4%
New Jersey Economic Development Authority ,
Revenue, 2021 QQQ, 4%, 6/15/35 ..................................... 300,000 304,723
Revenue, 2021 QQQ, 4%, 6/15/36 ..................................... 100,000 101,298

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Connecticut Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 203 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Transportation Trust Fund Authority , Revenue , 2020 AA , 3% , 6/15/50 ...
$ 230,000 $ 178,540
584,561
South Carolina 0.5%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 500,000 419,957
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 500,000 419,506
839,463
Texas 0.9%
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 500,000 423,980
Lake Houston Redevelopment Authority , City of Houston Reinvestment Zone No. 10 ,
Revenue , 2021 , Refunding , 3% , 9/01/47 ................................. 780,000 611,018
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 615,000 522,590
1,557,588
Washington 0.3%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 500,000 419,634
Wisconsin 0.8%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 400,000 333,486
Affordable Housing Corp. Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 1,000,000 993,567
1,327,053
U.S. Territories 2.3%
Puerto Rico 2.3%
Puerto Rico Highway & Transportation Authority ,
Revenue, CC, Refunding, AGMC Insured, 5.5%, 7/01/31 .................... 1,480,000 1,589,813
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/34 ................... 2,010,000 2,134,241
3,724,054
Total U.S. Territories .................................................................... 3,724,054
Total Municipal Bonds (Cost $169,397,025) .....................................
161,254,214
a a a a
Short Term Investments 0.8%
Municipal Bonds 0.8%
Connecticut 0.8%
b
Connecticut State Health & Educational Facilities Authority , Yale University , Revenue ,
2001 V-2 , Daily VRDN and Put , 0.3% , 7/01/36 ............................ 1,400,000 1,400,000
Total Municipal Bonds (Cost $1,400,000) .......................................
1,400,000
Total Short Term Investments (Cost $1,400,000 ) .................................
1,400,000
a
Total Investments (Cost $170,797,025) 98.7% ...................................
$162,654,214
Other Assets, less Liabilities 1.3% .............................................
2,106,857
Net Assets 100.0% ...........................................................
$164,761,071

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Connecticut Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2022, the aggregate value of these securities was $4,010,714, representing 2.4% of net assets.
b
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2022
Franklin Federal Intermediate-Term Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Management Investment Companies 1.7%
Capital Markets 1.7%
a
Franklin Municipal Green Bond ETF ..................................... 2,115,000 $ 51,267,600
Total Management Investment Companies (Cost $57,603,313) ....................
51,267,600
Principal
Amount
a a a a
Municipal Bonds 97.8%
Alabama 2.0%
b
Black Belt Energy Gas District , Revenue , 2022 A , Mandatory Put , 4% , 12/01/29 .... $ 7,000,000 7,174,782
Chatom Industrial Development Board ,
PowerSouth Energy Cooperative, Revenue, 2020, Refunding, AGMC Insured, 5%,
8/01/28 ........................................................ 500,000 565,892
PowerSouth Energy Cooperative, Revenue, 2020, Refunding, AGMC Insured, 5%,
8/01/29 ........................................................ 485,000 554,338
PowerSouth Energy Cooperative, Revenue, 2020, Refunding, AGMC Insured, 5%,
8/01/30 ........................................................ 425,000 489,471
Health Care Authority of the City of Huntsville (The) , Health Care Authority of City of
Huntsville (The) Obligated Group , Revenue , 2020 B , 4% , 6/01/39 .............. 2,250,000 2,284,171
Infirmary Health System Special Care Facilities Financing Authority of Mobile ,
Infirmary Health System Obligated Group, Revenue, 2016 A, 5%, 2/01/27 ....... 4,920,000 5,281,756
Infirmary Health System Obligated Group, Revenue, 2016 A, 5%, 2/01/28 ....... 5,000,000 5,350,131
b
Lower Alabama Gas District (The) , Revenue , 2020 , Mandatory Put , 4% , 12/01/25 ... 25,935,000 26,417,145
Madison City Board of Education ,
Special Tax, 2019, 4%, 2/01/33 ....................................... 2,855,000 3,001,924
Special Tax, 2019, 4%, 2/01/34 ....................................... 2,970,000 3,105,199
Special Tax, 2019, 4%, 2/01/35 ....................................... 3,095,000 3,231,135
Special Tax, 2019, 4%, 2/01/37 ....................................... 3,350,000 3,488,020
60,943,964
Alaska 0.1%
Alaska Municipal Bond Bank Authority ,
Revenue, 2020, Refunding, 4%, 12/01/35 ................................ 1,710,000 1,828,152
Revenue, 2020, Refunding, 4%, 12/01/37 ................................ 1,305,000 1,372,424
3,200,576
Arizona 3.2%
Arizona Department of Transportation , State Highway Fund , Revenue , 2015 ,
Refunding , 5% , 7/01/29 ............................................. 10,920,000 11,516,093
Arizona Industrial Development Authority ,
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/29 ....................................................... 1,100,000 1,199,890
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/30 ....................................................... 600,000 652,621
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/31 ....................................................... 630,000 684,278
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/32 ....................................................... 1,000,000 1,085,948
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/35 ....................................................... 1,115,000 1,201,767
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/36 ....................................................... 1,250,000 1,345,944
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/37 ....................................................... 1,050,000 1,129,889
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 A, 4%,
11/01/37 ....................................................... 1,105,000 1,111,425
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 A, 4%,
11/01/38 ....................................................... 600,000 601,991
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 5%, 7/01/27 ............ 160,000 168,045

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Arizona Industrial Development Authority, (continued)
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 5%, 7/01/28 ............ $ 170,000 $ 178,025
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 5%, 7/01/29 ............ 160,000 167,074
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 5%, 7/01/30 ............ 185,000 192,710
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 5%, 7/01/31 ............ 195,000 202,587
Kipp New York, Inc. Macombs Facility, Revenue, 2021 A, 5%, 7/01/27 .......... 55,000 58,122
Kipp New York, Inc. Macombs Facility, Revenue, 2021 A, 5%, 7/01/28 .......... 60,000 63,570
Kipp New York, Inc. Macombs Facility, Revenue, 2021 A, 5%, 7/01/29 .......... 60,000 63,785
Kipp New York, Inc. Macombs Facility, Revenue, 2021 A, 5%, 7/01/30 .......... 65,000 69,287
Kipp New York, Inc. Macombs Facility, Revenue, 2021 A, 5%, 7/01/31 .......... 70,000 74,640
Phoenix Children's Hospital Obligated Group, Revenue, 2020 A, 5%, 2/01/35 ..... 500,000 546,326
Phoenix Children's Hospital Obligated Group, Revenue, 2020 A, 5%, 2/01/36 ..... 750,000 818,548
Phoenix Children's Hospital Obligated Group, Revenue, 2020 A, 5%, 2/01/37 ..... 600,000 653,789
Phoenix Children's Hospital Obligated Group, Revenue, 2020 A, 5%, 2/01/38 ..... 1,000,000 1,087,902
Phoenix Children's Hospital Obligated Group, Revenue, 2020 A, 3%, 2/01/39 ..... 1,200,000 1,099,599
City of Mesa , Utility System , Revenue , 2016 , Refunding , 5% , 7/01/29 ............
2,500,000 2,763,216
City of Phoenix Civic Improvement Corp. ,
Airport, Revenue, Junior Lien, 2017 D, Refunding, 5%, 7/01/30 ............... 10,000,000 11,042,450
Airport, Revenue, Junior Lien, 2019 B, 5%, 7/01/35 ........................ 7,500,000 8,223,088
Airport, Revenue, Junior Lien, 2019 B, 5%, 7/01/36 ........................ 6,225,000 6,818,201
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/35 .................................................. 9,720,000 10,910,058
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/36 .................................................. 6,380,000 7,153,793
Glendale Industrial Development Authority ,
Midwestern University Foundation, Revenue, 2020, Refunding, 5%, 5/15/30 ...... 525,000 611,405
Midwestern University Foundation, Revenue, 2020, Refunding, 5%, 5/15/31 ...... 425,000 490,848
Midwestern University Foundation, Revenue, 2020, Refunding, 5%, 5/15/32 ...... 525,000 604,111
Maricopa County Industrial Development Authority ,
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/30 ....... 850,000 935,777
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/31 ....... 1,000,000 1,095,041
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/32 ....... 1,000,000 1,087,162
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/33 ....... 800,000 868,243
Pima County Regional Transportation Authority ,
Excise Tax, Revenue, 2014, 5%, 6/01/24 ................................ 3,385,000 3,498,487
Excise Tax, Revenue, 2014, 5%, 6/01/26 ................................ 7,180,000 7,414,909
Scottsdale Municipal Property Corp. ,
City of Scottsdale Excise Tax, Revenue, 2015, Refunding, 5%, 7/01/26 .......... 2,580,000 2,803,202
City of Scottsdale Excise Tax, Revenue, 2015, Pre-Refunded, 5%, 7/01/28 ....... 3,325,000 3,620,968
95,914,814
Arkansas 0.6%
Arkansas Development Finance Authority ,
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/35 ........................................................ 4,630,000 5,031,629
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/36 ........................................................ 3,625,000 3,926,763
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/37 ........................................................ 1,250,000 1,349,962
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/38 ........................................................ 1,000,000 1,075,942
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/39 ........................................................ 1,000,000 1,071,912
City of Fort Smith , Sales & Use Tax , Revenue , 2012 , Refunding , 5% , 5/01/23 ......
5,000,000 5,014,867
17,471,075

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California 4.4%
Bay Area Toll Authority ,
Revenue, 2017 S-7, Refunding, 4%, 4/01/31 ............................. $ 7,000,000 $ 7,365,394
Revenue, 2017 S-7, Refunding, 4%, 4/01/33 ............................. 5,000,000 5,244,810
b
California Community Choice Financing Authority , Revenue , 2021 A , Mandatory Put ,
4% , 12/01/27 ..................................................... 2,500,000 2,582,649
b
California Infrastructure & Economic Development Bank , California Academy of
Sciences , Revenue , 2018 B , Refunding , Mandatory Put , 1.14% , ( SIFMA Municipal
Swap Index + 0.35% ), 8/01/24 ........................................ 2,500,000 2,477,741
California Statewide Communities Development Authority ,
Emanate Health Obligated Group, Revenue, 2020 A, 5%, 4/01/35 ............. 1,300,000 1,457,236
Emanate Health Obligated Group, Revenue, 2020 A, 4%, 4/01/37 ............. 700,000 715,196
Emanate Health Obligated Group, Revenue, 2020 A, 4%, 4/01/38 ............. 1,350,000 1,375,156
Southern California Edison Co., Revenue, 2010 A, Refunding, 1.75%, 9/01/29 .... 7,000,000 6,155,528
City of Riverside ,
Sewer, Revenue, 2015 A, Refunding, 5%, 8/01/34 ......................... 10,605,000 11,443,277
Sewer, Revenue, 2015 A, Refunding, 5%, 8/01/35 ......................... 11,000,000 11,855,549
Golden State Tobacco Securitization Corp. ,
Revenue, 2021 B-1, Refunding, 1.85%, 6/01/31 ........................... 3,000,000 2,975,516
Revenue, 2021 B-1, Refunding, 3.85%, 6/01/50 ........................... 5,000,000 4,596,334
Los Angeles Department of Water & Power ,
Power System, Revenue, 2013 A, 5%, 7/01/26 ............................ 11,025,000 11,230,918
Power System, Revenue, 2017 B, Refunding, 5%, 7/01/31 ................... 8,220,000 9,105,085
Power System, Revenue, 2017 C, 5%, 7/01/32 ............................ 4,615,000 5,140,855
Power System, Revenue, 2017 C, 5%, 7/01/33 ............................ 3,960,000 4,388,926
Power System, Revenue, 2017 C, 5%, 7/01/34 ............................ 4,080,000 4,513,842
Los Angeles Unified School District , GO , 2018 B-1 , 5% , 7/01/32 ................
8,000,000 8,933,311
San Diego Public Facilities Financing Authority ,
City of San Diego Water Utility, Revenue, 2020 A, 4%, 8/01/36 ................ 855,000 904,930
City of San Diego Water Utility, Revenue, 2020 A, 4%, 8/01/37 ................ 1,250,000 1,321,505
State of California ,
GO, Refunding, 5%, 10/01/25 ......................................... 15,000,000 15,400,188
GO, Refunding, 5%, 8/01/30 ......................................... 10,000,000 10,809,512
129,993,458
Colorado 3.5%
City & County of Denver ,
Airport System, Revenue, B, 5.25%, 11/15/26 ............................. 5,000,000 5,209,728
Airport System, Revenue, B, 5.25%, 11/15/27 ............................. 4,250,000 4,422,859
Colorado Health Facilities Authority ,
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/29 ....................................................... 650,000 730,604
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/30 ....................................................... 700,000 791,014
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/32 ....................................................... 750,000 834,117
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/33 ....................................................... 1,000,000 1,109,740
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/34 ....................................................... 1,100,000 1,214,263
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/33 2,000,000 2,134,188
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/36 8,500,000 8,953,211
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 4%, 8/01/37 2,250,000 2,254,379
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 4%, 8/01/39 1,250,000 1,247,147
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/32 2,000,000 2,144,762
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/33 3,000,000 3,201,282
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/34 5,500,000 5,841,221
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/35 4,500,000 4,759,160

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Colorado Health Facilities Authority, (continued)
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/37 $ 2,000,000 $ 2,104,586
c,d
Fiddlers Business Improvement District , GO , 144A, 2022 , Refunding , 5% , 12/01/32 .. 1,000,000 1,066,019
Fort Carson Family Housing LLC , Revenue , 1999 , NATL Insured , 7.86% , 11/15/29 ..
33,650,000 38,253,993
Regional Transportation District ,
COP, 2013 A, Refunding, 5%, 6/01/26 .................................. 14,000,000 14,432,645
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 7/15/33 ........ 1,000,000 994,222
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 7/15/34 ........ 1,400,000 1,387,493
Sterling Ranch Community Authority Board , Sterling Ranch Colorado Metropolitan
District No. 2 , Revenue , 2020 A , Refunding , 3.375% , 12/01/30 ................ 500,000 445,714
103,532,347
Connecticut 2.2%
City of Stamford ,
GO, 2019, 3%, 6/01/35 ............................................. 3,025,000 2,941,709
GO, 2019, 3%, 6/01/36 ............................................. 3,025,000 2,883,340
Connecticut State Health & Educational Facilities Authority ,
Hartford HealthCare Obligated Group, Revenue, 2021 A, 4%, 7/01/38 .......... 2,500,000 2,550,973
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 7/01/33 ..... 5,000,000 5,426,308
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/35 ..... 250,000 250,253
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/36 ..... 4,750,000 4,755,684
Sacred Heart University, Inc., Revenue, K, 5%, 7/01/32 ..................... 700,000 790,594
Sacred Heart University, Inc., Revenue, K, 5%, 7/01/33 ..................... 625,000 704,367
Sacred Heart University, Inc., Revenue, K, 5%, 7/01/34 ..................... 725,000 814,345
Sacred Heart University, Inc., Revenue, K, 5%, 7/01/35 ..................... 550,000 615,293
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 5%, 7/01/26 ... 200,000 216,910
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 5%, 7/01/27 ... 250,000 274,612
State of Connecticut ,
GO, 2020 C, 4%, 6/01/34 ............................................ 1,500,000 1,574,208
GO, 2020 C, 4%, 6/01/36 ............................................ 1,800,000 1,861,242
GO, 2021 A, 3%, 1/15/33 ............................................ 3,500,000 3,422,237
GO, 2021 B, 3%, 6/01/37 ............................................ 8,620,000 8,051,768
Special Tax, 2020 A, 5%, 5/01/35 ...................................... 4,500,000 5,153,616
Special Tax, 2020 A, 4%, 5/01/36 ...................................... 3,500,000 3,618,264
Special Tax, 2021 A, 5%, 5/01/41 ...................................... 1,500,000 1,715,271
Special Tax, A, 5%, 1/01/28 .......................................... 10,000,000 10,178,674
University of Connecticut ,
Revenue, 2016 A, 5%, 3/15/30 ........................................ 3,075,000 3,330,644
Revenue, 2016 A, 5%, 3/15/31 ........................................ 5,025,000 5,433,341
66,563,653
Florida 8.0%
Alachua County Health Facilities Authority ,
Shands Teaching Hospital & Clinics Obligated Group, Revenue, B-1, Refunding, 5%,
12/01/31 ....................................................... 5,000,000 5,556,434
Shands Teaching Hospital & Clinics Obligated Group, Revenue, B-1, Refunding, 5%,
12/01/32 ....................................................... 1,600,000 1,763,177
Shands Teaching Hospital & Clinics Obligated Group, Revenue, B-1, Refunding, 5%,
12/01/33 ....................................................... 3,445,000 3,788,861
Shands Teaching Hospital & Clinics Obligated Group, Revenue, B-1, Refunding, 5%,
12/01/35 ....................................................... 2,350,000 2,561,274
Broward County ,
Water & Sewer Utility, Revenue, B, Refunding, 5%, 10/01/24 ................. 6,000,000 6,069,144
Water & Sewer Utility, Revenue, B, Refunding, 5%, 10/01/25 ................. 6,325,000 6,397,889

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Capital Projects Finance Authority , CAPFA Capital Corp. 2000F , Revenue , 2020 A-1 ,
Refunding , 5% , 10/01/30 ............................................ $ 1,000,000 $ 1,069,471
c
Capital Trust Agency, Inc. ,
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 5,345,000 4,870,311
Revenue, 144A, 2021 A-2, 5.1%, 12/01/31 ............................... 1,850,000 1,657,933
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1 T, 5.05%, 7/01/34 .......... 855,000 774,326
Centre Lake Community Development District , Special Assessment , 2021 , 2.75% ,
5/01/30 ......................................................... 255,000 225,135
City of Clearwater , Water & Sewer , Revenue , 2017 , Refunding , 5% , 12/01/33 ......
5,520,000 6,093,777
City of Gainesville , Utilities System , Revenue , 2017 A , 5% , 10/01/30 .............
1,500,000 1,679,780
City of Jacksonville ,
Genesis Health, Inc. Obligated Group, Revenue, 2020, Refunding, 4%, 11/01/39 .. 1,650,000 1,650,145
Sales Tax, Revenue, 2012 A, Refunding, 5%, 10/01/28 ...................... 6,000,000 6,054,684
City of Pompano Beach ,
John Knox Village of Florida, Inc. Obligated Group, Revenue, 2020, Refunding, 4%,
9/01/40 ........................................................ 2,500,000 2,393,483
John Knox Village of Florida, Inc. Obligated Group, Revenue, 2021 B-1, 2%, 1/01/29 4,300,000 3,806,669
City of Port St. Lucie ,
Utility System, Revenue, 2016, Refunding, 4%, 9/01/30 ..................... 1,500,000 1,598,577
Utility System, Revenue, 2016, Refunding, 4%, 9/01/31 ..................... 1,635,000 1,741,149
City of South Miami Health Facilities Authority, Inc. , Baptist Health South Florida
Obligated Group , Revenue , 2017 , Refunding , 4% , 8/15/33 ................... 6,000,000 6,085,004
City of Tampa ,
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 4%, 7/01/38 .................................................. 700,000 707,075
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 4%, 7/01/39 .................................................. 500,000 504,178
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 5%, 7/01/40 .................................................. 1,000,000 1,088,558
County of Lee , Airport , Revenue , 2021 A , Refunding , 5% , 10/01/31 ..............
6,000,000 6,784,435
County of Miami-Dade , Transit System , Revenue , 2019 , Refunding , 4% , 7/01/35 ....
13,890,000 14,532,240
Escambia County Health Facilities Authority , Baptist Health Care Corp. Obligated
Group , Revenue , 2020 A , Refunding , 5% , 8/15/34 ......................... 1,000,000 1,093,711
Greater Orlando Aviation Authority ,
Revenue, 2019 A, 5%, 10/01/34 ....................................... 15,560,000 17,164,672
Revenue, 2019 A, 4%, 10/01/35 ....................................... 5,000,000 5,122,084
Herons Glen Recreation District ,
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/32 ............. 185,000 184,059
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/33 ............. 300,000 294,897
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/34 ............. 245,000 239,666
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/35 ............. 255,000 248,513
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/36 ............. 260,000 252,492
JEA Water & Sewer System ,
Revenue, 2014 A, 5%, 10/01/26 ....................................... 1,455,000 1,534,566
Revenue, 2014 A, Pre-Refunded, 5%, 10/01/26 ........................... 1,530,000 1,613,809
Revenue, 2014 A, 5%, 10/01/27 ....................................... 5,130,000 5,405,778
Revenue, 2014 A, Pre-Refunded, 5%, 10/01/27 ........................... 5,375,000 5,669,428
Revenue, 2014 A, 5%, 10/01/29 ....................................... 1,205,000 1,268,441
Revenue, 2014 A, Pre-Refunded, 5%, 10/01/29 ........................... 1,265,000 1,334,293
Revenue, 2017 A, Refunding, 5%, 10/01/31 .............................. 17,435,000 19,675,260
Lee Memorial Health System , Lee Memorial Health System Obligated Group , Revenue ,
A-1 , Refunding , 4% , 4/01/37 ......................................... 5,000,000 5,111,494
c
Leon County Housing Finance Authority , Revenue , 144A, 2022 A-1 , Zero Cpn., 5/01/57 6,965,000 5,998,606
Leon County School District , Revenue , 2014 , 5% , 9/01/25 .....................
6,040,000 6,290,110
Orange County Health Facilities Authority ,
Orlando Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 10/01/28 ..... 1,000,000 1,083,662

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Orange County Health Facilities Authority, (continued)
Orlando Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 10/01/30 ..... $ 2,875,000 $ 3,081,593
Orlando Utilities Commission ,
Revenue, 2012 A, Refunding, 5%, 10/01/24 .............................. 2,405,000 2,571,532
Revenue, 2012 A, Refunding, 5%, 10/01/25 .............................. 2,000,000 2,189,667
Revenue, 2018 A, 5%, 10/01/33 ....................................... 1,755,000 1,967,879
Orlando-Orange County Expressway Authority , Central Florida Expressway Authority ,
Revenue , 2013 B , Pre-Refunded , AGMC Insured , 5% , 7/01/24 ................ 14,650,000 15,169,197
Palm Beach County Health Facilities Authority , Baptist Health South Florida Obligated
Group , Revenue , 2019 , 4% , 8/15/49 .................................... 11,895,000 11,932,701
Palm Beach County School District , COP , 2014 B , 5% , 8/01/25 .................
4,000,000 4,327,622
River Hall Community Development District , Special Assessment , 2021 A-1 , Refunding ,
3% , 5/01/31 ...................................................... 500,000 440,785
State of Florida ,
GO, 2015 E, Refunding, 4%, 6/01/33 ................................... 11,855,000 12,400,067
GO, 2017 C, Refunding, 4%, 6/01/32 ................................... 7,855,000 8,363,909
GO, 2017 C, Refunding, 4%, 6/01/33 ................................... 5,000,000 5,299,332
Tohopekaliga Water Authority , Revenue , 2016 , Refunding , 4% , 10/01/32 ..........
2,855,000 3,044,239
239,827,773
Georgia 2.4%
City of Atlanta ,
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2014 A, Refunding, 5%,
1/01/27 ........................................................ 7,000,000 7,302,153
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2014 A, Refunding, 5%,
1/01/28 ........................................................ 5,100,000 5,312,584
Water & Wastewater, Revenue, 2015, Refunding, 5%, 11/01/26 ............... 5,165,000 5,577,892
Water & Wastewater, Revenue, 2018 C, Refunding, 5%, 11/01/33 .............. 6,750,000 7,572,617
Water & Wastewater, Revenue, 2018 C, Refunding, 5%, 11/01/34 .............. 3,000,000 3,361,390
Cobb County Kennestone Hospital Authority ,
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/32 900,000 935,372
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/33 565,000 583,964
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/34 450,000 462,594
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/35 865,000 883,753
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/36 1,400,000 1,425,828
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/32 250,000 259,826
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/33 250,000 258,391
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/34 275,000 282,697
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/35 275,000 280,962
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/36 275,000 280,073
Development Authority for Fulton County ,
Spelman College, Revenue, 2015, Refunding, 5%, 6/01/28 ................... 3,785,000 4,062,216
Spelman College, Revenue, 2015, Refunding, 5%, 6/01/29 ................... 4,385,000 4,700,905
Spelman College, Revenue, 2015, Refunding, 5%, 6/01/30 ................... 4,805,000 5,149,724
b
Development Authority of Monroe County (The) , Georgia Power Co. , Revenue, First
Series , 2009 , Refunding , Mandatory Put , 1% , 8/21/26 ...................... 2,375,000 2,116,963
Gainesville & Hall County Hospital Authority ,
Northeast Georgia Health System Obligated Group, Revenue, A, Refunding, 5%,
2/15/27 ........................................................ 1,750,000 1,916,593
Northeast Georgia Health System Obligated Group, Revenue, A, Refunding, 5%,
2/15/28 ........................................................ 2,100,000 2,290,305
Northeast Georgia Health System Obligated Group, Revenue, A, Refunding, 5%,
2/15/29 ........................................................ 2,000,000 2,169,248
Northeast Georgia Health System Obligated Group, Revenue, A, Refunding, 5%,
2/15/30 ........................................................ 1,000,000 1,079,280
Main Street Natural Gas, Inc. ,
Revenue, 2021 C, 4%, 12/01/25 ....................................... 1,000,000 1,027,308

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Main Street Natural Gas, Inc., (continued)
b
Revenue, 2022 A, Mandatory Put, 4%, 12/01/29 ........................... $ 5,000,000 $ 5,105,061
Municipal Electric Authority of Georgia ,
Revenue, 2019 A, 5%, 1/01/30 ........................................ 1,000,000 1,110,835
Revenue, 2019 A, 5%, 1/01/31 ........................................ 600,000 663,356
Revenue, 2019 A, 5%, 1/01/32 ........................................ 500,000 550,974
Revenue, 2019 A, 5%, 1/01/33 ........................................ 1,000,000 1,100,024
Revenue, 2019 B, 5%, 1/01/29 ........................................ 500,000 553,878
Revenue, 2019 B, 5%, 1/01/30 ........................................ 480,000 527,042
Revenue, 2019 B, 5%, 1/01/31 ........................................ 700,000 766,194
Revenue, 2019 B, 5%, 1/01/32 ........................................ 750,000 819,083
Revenue, 2019 B, 5%, 1/01/33 ........................................ 1,045,000 1,139,266
Revenue, 2019 B, 5%, 1/01/34 ........................................ 700,000 761,892
72,390,243
Hawaii 1.0%
State of Hawaii ,
GO, EO, 5%, 8/01/28 ............................................... 21,695,000 22,944,452
GO, EO, Pre-Refunded, 5%, 8/01/28 ................................... 3,305,000 3,514,112
Airports System, Revenue, 2020 A, 4%, 7/01/35 ........................... 4,420,000 4,507,749
30,966,313
Illinois 6.0%
Chicago O'Hare International Airport ,
Revenue, Senior Lien, 2020 C, Refunding, 4%, 1/01/35 ..................... 4,000,000 4,077,755
Revenue, Senior Lien, 2020 E, Refunding, 4%, 1/01/35 ..................... 1,560,000 1,590,324
Chicago Park District ,
GO, 2020 F-2, Refunding, 5%, 1/01/32 .................................. 1,500,000 1,678,886
GO, 2020 F-2, Refunding, 5%, 1/01/33 .................................. 3,000,000 3,350,690
GO, 2020 F-2, Refunding, 4%, 1/01/34 .................................. 1,100,000 1,131,980
GO, 2020 F-2, Refunding, 5%, 1/01/35 .................................. 2,375,000 2,643,239
Chicago Transit Authority Capital Grant Receipts , Revenue , 2021 , Refunding , 5% ,
6/01/28 ......................................................... 1,750,000 1,951,439
City of Berwyn , GO , 2022 B , Refunding , AGMC Insured , 4% , 12/01/41 ...........
6,000,000 6,331,222
City of Chicago ,
GO, 1999, NATL Insured, Zero Cpn., 1/01/31 ............................. 4,000,000 2,851,898
GO, 2003 B, Refunding, 5%, 1/01/26 ................................... 1,795,000 1,862,235
GO, 2020 A, Refunding, 5%, 1/01/28 ................................... 4,000,000 4,272,453
GO, 2020 A, Refunding, 5%, 1/01/29 ................................... 2,500,000 2,684,579
City of Galesburg ,
Knox College, Revenue, 2021 A, Refunding, 4%, 10/01/36 ................... 1,125,000 1,142,943
Knox College, Revenue, 2021 A, Refunding, 4%, 10/01/41 ................... 1,475,000 1,474,698
County of Cook , Sales Tax , Revenue , 2021 A , Refunding , 4% , 11/15/40 ...........
5,250,000 5,420,932
b
Illinois Development Finance Authority , Waste Management, Inc. , Revenue , 2019 ,
Mandatory Put , 0.4% , 11/01/22 ....................................... 5,000,000 4,962,960
Illinois Finance Authority ,
Carle Foundation Obligated Group (The), Revenue, 2021 A, Refunding, 4%, 8/15/41 14,200,000 14,219,727
Christian Homes, Inc. Obligated Group, Revenue, 2021 A, 4%, 5/15/28 ......... 1,065,000 1,054,970
Christian Homes, Inc. Obligated Group, Revenue, 2021 A, 4%, 5/15/29 ......... 1,100,000 1,081,626
Christian Homes, Inc. Obligated Group, Revenue, 2021 A, 4%, 5/15/30 ......... 1,310,000 1,279,428
Christian Homes, Inc. Obligated Group, Revenue, 2021 A, 4%, 5/15/31 ......... 1,095,000 1,062,856
Northwestern University, Revenue, 2015, 5%, 12/01/28 ..................... 1,675,000 1,931,284
Metropolitan Pier & Exposition Authority ,
Revenue, 2022 A, Refunding, 3%, 6/15/25 ............................... 1,000,000 999,791
Revenue, B, Pre-Refunded, 5%, 6/15/23 ................................ 600,000 600,761

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
Northern Illinois University ,
Revenue, 2021, BAM Insured, 4%, 10/01/41 ............................. $ 400,000 $ 404,403
Revenue, 2021, BAM Insured, 4%, 10/01/43 ............................. 2,075,000 2,088,588
Railsplitter Tobacco Settlement Authority , Revenue , 2017 , 5% , 6/01/26 ...........
3,500,000 3,786,904
State of Illinois ,
GO, 2013 A, AGMC Insured, 5%, 4/01/25 ................................ 18,000,000 18,466,240
GO, 2014, AGMC Insured, 5%, 2/01/26 ................................. 5,650,000 5,912,593
GO, 2016, Refunding, 5%, 2/01/26 ..................................... 1,000,000 1,076,174
GO, 2016, Refunding, 5%, 2/01/29 ..................................... 2,250,000 2,413,714
GO, 2017 C, 5%, 11/01/29 ........................................... 8,690,000 9,343,683
GO, 2017 D, 3.25%, 11/01/26 ......................................... 750,000 760,835
GO, 2017 D, 5%, 11/01/27 ........................................... 1,500,000 1,641,783
GO, 2018 A, Refunding, 5%, 10/01/29 .................................. 1,125,000 1,223,488
GO, 2018 B, Refunding, 5%, 10/01/31 .................................. 1,500,000 1,599,185
GO, 2018 B, Refunding, 5%, 10/01/32 .................................. 1,120,000 1,184,561
GO, 2019 B, 5%, 11/01/30 ........................................... 1,125,000 1,222,282
GO, 2019 B, 4%, 11/01/38 ........................................... 1,030,000 988,514
GO, 2020, 5.5%, 5/01/30 ............................................ 6,550,000 7,420,695
GO, 2020, 5.5%, 5/01/39 ............................................ 3,700,000 4,007,977
GO, 2020 C, 4%, 10/01/37 ........................................... 8,170,000 7,895,535
GO, 2021 A, 5%, 3/01/46 ............................................ 2,000,000 2,084,372
GO, 2021 B, 4%, 12/01/39 ........................................... 2,500,000 2,380,318
d
GO, 2022 A, 5%, 3/01/29 ............................................ 6,385,000 7,011,871
Sales Tax, Revenue, 2021 A, 4%, 6/15/25 ............................... 5,000,000 5,174,857
Sales Tax, Revenue, Junior Lien, 2021 C, Refunding, 5%, 6/15/26 ............. 2,500,000 2,702,620
Sales Tax, Revenue, Junior Lien, 2021 C, Refunding, 5%, 6/15/27 ............. 6,000,000 6,529,814
Sales Tax, Revenue, Junior Lien, 2021 C, Refunding, 5%, 6/15/28 ............. 5,000,000 5,462,190
c
Upper Illinois River Valley Development Authority , 2018 IAVF Timber Oaks & Prairie
View Obligated Group , Revenue , 144A, 2020 A , Refunding , 3.5% , 12/01/32 ...... 6,400,000 5,749,669
178,191,541
Indiana 1.2%
c
City of Goshen , Green Oaks of Goshen LLC , Revenue , 144A, 2021 B , 4.75% , 8/01/24 1,560,000 1,504,163
Indiana Finance Authority ,
e
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/26 .. 1,065,000 1,049,032
e
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/27 .. 1,150,000 1,120,145
e
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/28 .. 1,235,000 1,187,933
e
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/29 .. 1,330,000 1,261,384
e
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/30 .. 1,425,000 1,334,244
Indianapolis Power & Light Co., Revenue, 2021 A, Refunding, 1.4%, 8/01/29 ..... 3,000,000 2,604,525
State Revolving Fund, Revenue, 2018 A, 5%, 2/01/35 ...................... 9,795,000 11,017,152
Indianapolis Local Public Improvement Bond Bank , Revenue , 2021 A , Refunding ,
AGMC Insured , 4% , 6/01/41 .......................................... 15,265,000 15,693,802
36,772,380
Iowa 0.9%
Iowa Higher Education Loan Authority ,
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/31 . 1,800,000 1,981,834
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/32 . 1,920,000 2,109,071
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/33 . 2,030,000 2,226,597
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/34 . 2,135,000 2,337,424
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/35 . 1,250,000 1,364,849
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/36 . 2,470,000 2,691,824
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/37 . 2,595,000 2,821,668
Iowa Tobacco Settlement Authority ,
Revenue, 2021 A-2, 1, Refunding, 4%, 6/01/49 ............................ 8,500,000 8,227,012

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Iowa (continued)
Iowa Tobacco Settlement Authority, (continued)
Revenue, 2021 B-1, 2, Refunding, 4%, 6/01/49 ........................... $ 1,500,000 $ 1,490,191
25,250,470
Kansas 0.3%
State of Kansas , Department of Transportation , Revenue , 2014 A , 5% , 9/01/28 .....
8,000,000 8,496,231
Kentucky 1.1%
Eastern Kentucky University ,
Revenue, 2021 A, Refunding, 4%, 10/01/29 .............................. 1,355,000 1,460,595
Revenue, 2021 A, Refunding, 4%, 10/01/30 .............................. 1,410,000 1,525,272
Revenue, 2021 A, Refunding, 4%, 10/01/31 .............................. 1,470,000 1,593,077
Kentucky Economic Development Finance Authority , CommonSpirit Health Obligated
Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/34 ........................ 1,000,000 1,062,040
Kentucky Municipal Power Agency ,
Revenue, 2016 A, Refunding, NATL Insured, 5%, 9/01/34 .................... 1,500,000 1,634,772
Revenue, 2019 A, Refunding, 5%, 9/01/31 ............................... 1,500,000 1,664,902
Revenue, 2019 A, Refunding, 5%, 9/01/32 ............................... 1,600,000 1,772,646
Revenue, 2019 A, Refunding, 5%, 9/01/33 ............................... 1,000,000 1,106,003
Kentucky State Property & Building Commission , Kentucky Finance and Administration
Cabinet , Revenue , BAM Insured , 5% , 5/01/32 ............................ 2,000,000 2,246,822
Kentucky Turnpike Authority ,
Kentucky Transportation Cabinet, Revenue, B, Refunding, 5%, 7/01/26 ......... 2,570,000 2,819,547
Kentucky Transportation Cabinet, Revenue, B, Refunding, 5%, 7/01/28 ......... 3,000,000 3,326,818
Paducah Electric Plant Board ,
Revenue, 2016 A, Refunding, AGMC Insured, 5%, 10/01/29 .................. 5,500,000 6,147,422
Revenue, 2016 A, Refunding, AGMC Insured, 5%, 10/01/31 .................. 5,500,000 6,123,310
32,483,226
Louisiana 3.0%
East Baton Rouge Sewerage Commission ,
Revenue, 2019 A, Refunding, 4%, 2/01/35 ............................... 1,310,000 1,365,615
Revenue, 2019 A, Refunding, 4%, 2/01/36 ............................... 2,000,000 2,076,657
Revenue, 2019 B, Refunding, 5%, 2/01/32 ............................... 2,000,000 2,396,951
Jefferson Sales Tax District , Revenue , 2019 B , AGMC Insured , 4% , 12/01/38 .......
6,000,000 6,119,721
Lafayette Consolidated Government ,
Revenue, 2015, Refunding, AGMC Insured, 5%, 11/01/25 ................... 2,400,000 2,621,112
Revenue, 2015, Refunding, AGMC Insured, 5%, 11/01/27 ................... 3,500,000 3,823,662
Revenue, 2015, Refunding, AGMC Insured, 5%, 11/01/29 ................... 4,685,000 5,102,106
c
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
City of New Orleans, Revenue, 144A, 2021, 4%, 11/01/46 ................... 10,000,000 8,254,606
Invest in Americas Veterans Foundation Louisiana, Inc., Revenue, 144A, 2020 A,
Refunding, 3.5%, 12/01/32 ......................................... 1,960,000 1,760,836
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 3.75%, 10/01/38 4,592,712 3,879,056
Patriot Services Group Obligated Group, Revenue, 144A, 2021 B, 5.25%, 10/01/32 5,350,000 4,831,309
Louisiana Public Facilities Authority ,
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, 5%, 5/15/29 ....... 1,240,000 1,328,418
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/29 ........................................................ 10,000 11,013
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, 5%, 5/15/30 ....... 995,000 1,061,466
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/30 ........................................................ 5,000 5,507
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, 5%, 5/15/32 ....... 1,485,000 1,570,628
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/32 ........................................................ 15,000 16,520
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/28 1,000,000 1,093,781

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Public Facilities Authority, (continued)
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/29 $ 2,000,000 $ 2,176,055
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/30 2,250,000 2,435,447
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/31 1,745,000 1,880,155
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/32 1,750,000 1,874,366
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/33 2,000,000 2,139,098
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/36 ................. 4,750,000 5,273,398
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/37 ................. 2,000,000 2,217,150
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/38 ................. 3,120,000 3,450,838
b
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017 B-2 , Refunding ,
Mandatory Put , 2.375% , 7/01/26 ...................................... 2,500,000 2,384,703
Port New Orleans Board of Commissioners ,
Revenue, 2020 E, 5%, 4/01/35 ........................................ 1,000,000 1,092,730
Revenue, 2020 E, 5%, 4/01/36 ........................................ 1,495,000 1,631,784
Revenue, 2020 E, 5%, 4/01/37 ........................................ 1,065,000 1,160,757
Revenue, 2020 E, 5%, 4/01/38 ........................................ 1,000,000 1,088,135
Revenue, 2020 E, 5%, 4/01/39 ........................................ 2,750,000 2,987,438
State of Louisiana , GO , 2014 C , Refunding , 5% , 8/01/25 ......................
10,000,000 10,595,534
89,706,552
Maine 0.2%
Maine Health & Higher Educational Facilities Authority ,
MaineHealth Obligated Group, Revenue, 2020 A, 5%, 7/01/35 ................ 1,000,000 1,103,793
MaineHealth Obligated Group, Revenue, 2020 A, 4%, 7/01/36 ................ 1,000,000 1,022,870
MaineHealth Obligated Group, Revenue, 2020 A, 4%, 7/01/37 ................ 1,150,000 1,174,862
MaineHealth Obligated Group, Revenue, 2020 A, 4%, 7/01/38 ................ 2,690,000 2,743,430
6,044,955
Maryland 2.8%
City of Baltimore ,
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/29 ..................... 1,000,000 1,103,957
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/30 ..................... 2,940,000 3,230,135
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/31 ..................... 2,085,000 2,285,827
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/32 ..................... 3,240,000 3,547,074
Wastewater Utility Fund, Revenue, 2017 C, Refunding, 5%, 7/01/30 ............ 6,450,000 7,130,469
Wastewater Utility Fund, Revenue, 2017 C, Refunding, 5%, 7/01/32 ............ 5,905,000 6,477,975
Wastewater Utility Fund, Revenue, Senior Lien, D, Refunding, 5%, 7/01/28 ...... 2,790,000 2,984,088
Wastewater Utility Fund, Revenue, Senior Lien, D, Refunding, 5%, 7/01/29 ...... 5,835,000 6,230,650
Water Utility Fund, Revenue, 2017 A, 5%, 7/01/29 ......................... 1,320,000 1,457,224
Water Utility Fund, Revenue, 2017 A, 5%, 7/01/30 ......................... 1,785,000 1,961,154
Water Utility Fund, Revenue, 2017 A, 5%, 7/01/31 ......................... 3,765,000 4,127,644
Water Utility Fund, Revenue, 2017 A, 5%, 7/01/32 ......................... 4,000,000 4,379,104
County of Anne Arundel , GO , 2015 , 5% , 4/01/29 ............................
7,495,000 8,084,385
Maryland Community Development Administration , Residential , Revenue , 2019 B ,
Refunding , 3% , 9/01/34 ............................................. 5,000,000 4,754,279
Maryland Health & Higher Educational Facilities Authority ,
Frederick Health, Inc. Obligated Group, Revenue, 2020, Refunding, 3.25%, 7/01/39 500,000 446,143
Frederick Health, Inc. Obligated Group, Revenue, 2020, Refunding, 4%, 7/01/40 .. 300,000 300,598
University of Maryland Medical System Obligated Group, Revenue, 2017 B,
Refunding, 5%, 7/01/30 ............................................ 8,520,000 9,235,779
University of Maryland Medical System Obligated Group, Revenue, 2017 B,
Refunding, 5%, 7/01/31 ............................................ 7,415,000 8,001,004
Town of Chestertown ,
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/28 ............... 1,000,000 1,108,876
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/29 ............... 1,340,000 1,494,206
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/30 ............... 2,810,000 3,143,540
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/31 ............... 1,480,000 1,662,460

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Town of Chestertown, (continued)
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/32 ............... $ 1,550,000 $ 1,731,219
84,877,790
Massachusetts 3.9%
Commonwealth of Massachusetts ,
GO, A, Refunding, 5%, 7/01/28 ....................................... 7,500,000 8,100,858
GO, A, Refunding, 5%, 7/01/29 ....................................... 6,000,000 6,468,110
Massachusetts Clean Energy Cooperative Corp. ,
Revenue, 2021, Refunding, 2.135%, 7/01/29 ............................. 5,000,000 4,467,824
Revenue, 2021, Refunding, 2.235%, 7/01/30 ............................. 6,420,000 5,657,157
Massachusetts Clean Water Trust (The) ,
Revenue, 17 A, 5%, 2/01/24 .......................................... 9,380,000 9,592,837
Revenue, 17 A, 5%, 2/01/25 .......................................... 9,750,000 9,946,052
Revenue, 2014, Refunding, 5%, 8/01/26 ................................. 10,650,000 11,902,925
Massachusetts Development Finance Agency ,
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/30 ....................................................... 150,000 172,459
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/31 ....................................................... 475,000 536,855
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/32 ....................................................... 450,000 503,930
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/33 ....................................................... 525,000 584,622
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/34 ....................................................... 450,000 498,455
Massachusetts Port Authority ,
Revenue, 2019 C, 5%, 7/01/32 ........................................ 4,220,000 4,660,767
Revenue, 2019 C, 5%, 7/01/33 ........................................ 4,430,000 4,883,291
Massachusetts School Building Authority ,
Revenue, 2012 B, Pre-Refunded, 5%, 8/15/27 ............................ 6,000,000 6,047,107
Revenue, Senior Lien, 2012 A, Pre-Refunded, 5%, 8/15/25 ................... 1,870,000 1,884,503
Revenue, Senior Lien, 2012 A, Pre-Refunded, 5%, 8/15/26 ................... 495,000 498,788
Massachusetts Transportation Trust Fund , Metropolitan Highway System , Revenue,
Senior Lien , 2019 A , Refunding , 5% , 1/01/35 ............................. 7,000,000 7,895,662
Massachusetts Water Resources Authority , Revenue , C , Refunding , 5% , 8/01/32 ....
13,920,000 15,571,186
University of Massachusetts Building Authority ,
Revenue, 2017-3, Refunding, 5%, 11/01/31 .............................. 10,035,000 11,212,207
Revenue, 2017-3, Refunding, 5%, 11/01/32 .............................. 5,000,000 5,577,606
116,663,201
Michigan 2.0%
Lansing Board of Water & Light , Revenue , 2019 A , 5% , 7/01/36 .................
4,645,000 5,271,583
Lansing School District ,
GO, 2016 I, 5%, 5/01/30 ............................................. 1,860,000 2,045,992
GO, 2016 I, 5%, 5/01/31 ............................................. 2,010,000 2,210,991
GO, 2016 I, 5%, 5/01/32 ............................................. 2,310,000 2,540,080
Michigan Finance Authority ,
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/35 ... 1,000,000 1,018,313
Trinity Health Corp. Obligated Group, Revenue, 2016 MI, Refunding, 5%, 12/01/34 8,200,000 8,692,330
Michigan State Hospital Finance Authority ,
Ascension Health Credit Group, Revenue, 1999 B-3, 4%, 11/15/31 ............. 5,100,000 5,288,623
Michigan Finance Authority, Revenue, 2008 C, 5%, 12/01/32 ................. 1,115,000 1,206,971
Michigan Finance Authority, Revenue, 2008 C, Pre-Refunded, 5%, 12/01/32 ...... 135,000 153,679
Trinity Health Corp. Obligated Group, Revenue, 2008 C, Refunding, 5%, 12/01/31 . 2,700,000 2,941,569
Trinity Health Corp. Obligated Group, Revenue, 2012 MI, Refunding, 5%, 12/01/24 8,000,000 8,025,064

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan State Housing Development Authority , Revenue , 2019 A-1 , 3% , 10/01/39 ..
$ 3,500,000 $ 3,189,271
b
Michigan Strategic Fund , Consumers Energy Co. , Revenue , 2005 , Mandatory Put ,
0.875% , 10/08/26 .................................................. 5,000,000 4,573,869
c
Wayne County Airport Authority , Detroit Metropolitan Wayne County Airport , Revenue ,
144A, 2017 E , Refunding , 4% , 12/01/27 ................................. 10,785,000 11,300,642
58,458,977
Mississippi 0.3%
Mississippi Home Corp. ,
c
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A-5, 4%, 6/01/46 .. 8,143,623 6,299,690
Patriot Services Group Pascagoula Portfolio II Obligated Group, Revenue, 2021 D-8,
3.65%, 6/01/33 .................................................. 101,412 87,800
Patriot Services Group Pascagoula Portfolio II Obligated Group, Revenue, 2021 D-8,
4.15%, 6/01/46 .................................................. 400,000 317,237
c
Patriot Services Group Pascagoula Portfolio II Obligated Group, Revenue, 144A,
2021 E-8, 5.5%, 6/01/36 ........................................... 2,540,000 2,241,574
8,946,301
Missouri 1.3%
Health & Educational Facilities Authority of the State of Missouri , Mercy Health ,
Revenue , 2018 A , Refunding , 5% , 6/01/31 ............................... 12,500,000 13,776,334
Missouri Joint Municipal Electric Utility Commission ,
Revenue, 2014 A, Refunding, 5%, 1/01/27 ............................... 3,250,000 3,464,897
Revenue, 2014 A, Refunding, 5%, 1/01/28 ............................... 4,500,000 4,792,889
Revenue, 2014 A, Refunding, 5%, 1/01/29 ............................... 4,045,000 4,299,912
Southeast Missouri State University ,
Revenue, 2020, Refunding, 4%, 4/01/33 ................................. 2,745,000 2,865,830
Revenue, 2020, Refunding, 4%, 4/01/34 ................................. 2,180,000 2,256,081
Revenue, 2020, Refunding, 4%, 4/01/35 ................................. 1,575,000 1,616,703
Revenue, 2020, Refunding, 4%, 4/01/36 ................................. 3,205,000 3,264,129
Revenue, 2020, Refunding, 4%, 4/01/37 ................................. 2,000,000 2,033,870
38,370,645
Nebraska 0.2%
Nebraska Public Power District , Revenue , 2021 C , Refunding , 5% , 1/01/24 ........
4,500,000 4,725,456
Nevada 0.2%
Washoe County School District , GO , 2012 A , Refunding , 5% , 6/01/25 ............
6,130,000 6,130,000
New Hampshire 0.3%
City of Manchester , General Airport , Revenue , 2012 A , Refunding , AGMC Insured , 5% ,
1/01/25 ......................................................... 7,930,000 7,947,733
New Jersey 2.4%
Hudson County Improvement Authority ,
County of Hudson, Revenue, 2010, Refunding, AGMC Insured, 5.375%, 10/01/22 . 5,220,000 5,290,090
County of Hudson, Revenue, 2010, Refunding, AGMC Insured, 5.375%, 10/01/23 . 5,375,000 5,628,703
County of Hudson, Revenue, 2010, Refunding, AGMC Insured, 5.375%, 10/01/24 . 2,050,000 2,206,944
New Jersey Economic Development Authority ,
State of New Jersey Department of the Treasury, Revenue, 2019 LLL, 5%, 6/15/39 1,000,000 1,089,582
State of New Jersey Department of the Treasury, Revenue, AAA, 5%, 6/15/34 .... 5,000,000 5,306,014
New Jersey Educational Facilities Authority ,
State of New Jersey, Revenue, 2016 B, 5%, 9/01/36 ....................... 5,000,000 5,279,772
Stevens Institute of Technology, Revenue, 2020 A, 5%, 7/01/33 ............... 680,000 744,546
Stevens Institute of Technology, Revenue, 2020 A, 5%, 7/01/34 ............... 545,000 595,551
Stevens Institute of Technology, Revenue, 2020 A, 5%, 7/01/35 ............... 565,000 616,582
New Jersey Health Care Facilities Financing Authority ,
Inspira Health Obligated Group, Revenue, 2017 A, 5%, 7/01/30 ............... 900,000 975,610

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Health Care Facilities Financing Authority, (continued)
Inspira Health Obligated Group, Revenue, 2017 A, 5%, 7/01/31 ............... $ 1,080,000 $ 1,165,352
New Jersey Higher Education Student Assistance Authority ,
Revenue, Senior Lien, 2020 A, Refunding, 3.5%, 12/01/39 ................... 4,300,000 4,255,621
Revenue, Senior Lien, 2020 B, 3.5%, 12/01/39 ............................ 2,000,000 1,993,114
New Jersey Transportation Trust Fund Authority ,
Revenue, 2020 AA, 4%, 6/15/35 ....................................... 2,000,000 2,031,486
Revenue, 2021 A, Refunding, 4%, 6/15/36 ............................... 4,200,000 4,257,518
Revenue, 2022 A, 4%, 6/15/41 ........................................ 7,500,000 7,529,088
New Jersey Turnpike Authority , Revenue , 2021 A , 4% , 1/01/42 .................
1,800,000 1,856,926
Newark Board of Education ,
GO, 2021, Refunding, BAM Insured, 5%, 7/15/26 .......................... 275,000 303,388
GO, 2021, Refunding, BAM Insured, 5%, 7/15/27 .......................... 330,000 369,640
GO, 2021, Refunding, BAM Insured, 5%, 7/15/28 .......................... 325,000 368,783
GO, 2021, Refunding, BAM Insured, 5%, 7/15/29 .......................... 320,000 368,010
GO, 2021, Refunding, BAM Insured, 5%, 7/15/31 .......................... 400,000 469,727
GO, 2021, Refunding, BAM Insured, 5%, 7/15/32 .......................... 430,000 502,164
Rutgers The State University of New Jersey ,
Revenue, 2013 J, Pre-Refunded, 5%, 5/01/26 ............................ 5,000,000 5,157,338
Revenue, 2013 L, Pre-Refunded, 5%, 5/01/27 ............................ 5,270,000 5,435,835
State of New Jersey , GO , 2020 A , 4% , 6/01/31 .............................
7,000,000 7,557,375
71,354,759
New Mexico 0.4%
City of Farmington , Public Service Co. of New Mexico , Revenue , 2016 A , Refunding ,
2.15% , 4/01/33 ................................................... 13,500,000 10,848,426
New York 10.5%
City of New York ,
GO, 2013 D, 5%, 8/01/27 ............................................ 10,000,000 10,218,677
GO, 2013 I, 5%, 8/01/24 ............................................. 10,200,000 10,572,473
GO, 2014 G, 5%, 8/01/23 ............................................ 6,860,000 7,129,128
GO, 2015 C, Refunding, 5%, 8/01/25 ................................... 2,000,000 2,141,213
GO, 2015 C, Refunding, 5%, 8/01/27 ................................... 7,500,000 8,017,489
GO, 2019 E, Refunding, 5%, 8/01/32 ................................... 2,000,000 2,274,299
GO, 2019 E, Refunding, 5%, 8/01/34 ................................... 3,500,000 3,932,248
GO, 2021 C, 4%, 8/01/36 ............................................ 5,000,000 5,222,414
GO, A-1 2017 A, 5%, 8/01/29 ......................................... 10,000,000 10,970,844
County of Nassau ,
GO, 2021 A, AGMC Insured, 4%, 4/01/48 ................................ 7,140,000 7,194,853
GO, 2021 A, AGMC Insured, 4%, 4/01/49 ................................ 7,960,000 8,013,752
Erie County Industrial Development Agency (The) ,
Buffalo City School District, Revenue, 2012 A, Refunding, 5%, 5/01/23 .......... 6,235,000 6,242,432
Buffalo City School District, Revenue, 2012 A, Refunding, 5%, 5/01/24 .......... 8,000,000 8,009,535
Long Island Power Authority , Revenue , 2012 B , 5% , 9/01/26 ...................
5,000,000 5,039,195
Metropolitan Transportation Authority ,
Revenue, 2012 F, Refunding, 5%, 11/15/25 .............................. 25,000,000 25,330,910
Revenue, 2013 A, Pre-Refunded, 5%, 11/15/27 ........................... 3,500,000 3,615,826
b
Revenue, 2015 A-2, Mandatory Put, 5%, 5/15/30 .......................... 7,000,000 7,786,785
Revenue, 2016 A-2, Refunding, 5%, 11/15/25 ............................. 21,090,000 22,649,789
Revenue, 2016 B, Refunding, 5%, 11/15/34 .............................. 3,265,000 3,451,325
Revenue, 2017 B, Refunding, 5%, 11/15/26 .............................. 2,140,000 2,330,595
Revenue, 2017 C-1, Refunding, 5%, 11/15/31 ............................ 1,870,000 2,009,693
Revenue, 2017 C-1, Refunding, 4%, 11/15/37 ............................ 2,500,000 2,489,166
Revenue, 2019 D-1, 5%, 9/01/22 ...................................... 10,000,000 10,082,724
Revenue, 2020 A-1, AGMC Insured, 4%, 11/15/41 ......................... 6,045,000 6,032,258

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 5%, 1/01/27 $ 1,000,000 $ 1,095,520
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 5%, 1/01/28 1,000,000 1,104,303
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 3%, 1/01/46 10,000,000 8,440,467
Yankee Stadium LLC, Revenue, 2020 A, Refunding, AGMC Insured, 3%, 3/01/36 .. 2,500,000 2,292,974
New York City Transitional Finance Authority ,
Future Tax Secured, Revenue, 2014 D-1, 5%, 2/01/27 ...................... 8,740,000 9,177,327
Future Tax Secured, Revenue, 2014 D-1, 5%, 2/01/28 ...................... 5,000,000 5,249,344
Future Tax Secured, Revenue, 2020 C, 4%, 5/01/37 ........................ 1,400,000 1,469,584
New York Liberty Development Corp. , Revenue , 2021 A , Refunding , 0.95% , 11/15/27
2,340,000 2,067,037
New York State Dormitory Authority ,
Revenue, 2009 A, AGMC Insured, 5%, 10/01/24 ........................... 220,000 220,698
City University of New York (The), Revenue, 2005 A, NATL Insured, 5.5%, 7/01/23 . 7,915,000 8,245,537
Northwell Health Obligated Group, Revenue, 2015 A, Refunding, 5%, 5/01/29 .... 10,000,000 10,548,806
State of New York Personal Income Tax, Revenue, 2012 A, Refunding, 5%, 12/15/27 10,000,000 10,173,375
State of New York Personal Income Tax, Revenue, 2014 E, Refunding, 5%, 2/15/30 5,000,000 5,357,333
State of New York Personal Income Tax, Revenue, 2015 A, Refunding, 5%, 3/15/28 7,185,000 7,712,033
State of New York Personal Income Tax, Revenue, 2018 A, 5%, 3/15/32 ......... 9,995,000 11,407,657
State of New York Personal Income Tax, Revenue, 2018 A, Pre-Refunded, 5%,
3/15/32 ........................................................ 5,000 5,788
State of New York Sales Tax, Revenue, 2018 E, Refunding, 5%, 3/15/32 ........ 10,000,000 11,240,266
New York State Urban Development Corp. ,
State of New York Personal Income Tax, Revenue, 2013 D, 5%, 3/15/24 ......... 10,000,000 10,273,156
State of New York Personal Income Tax, Revenue, 2020 A, 5%, 3/15/41 ......... 5,000,000 5,626,579
New York Transportation Development Corp. ,
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/34 ... 450,000 481,763
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/35 ... 400,000 428,278
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/36 ... 200,000 213,870
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/33 ... 1,200,000 1,305,904
Port Authority of New York & New Jersey ,
Revenue, 2014, 5%, 9/01/34 ......................................... 2,500,000 2,718,655
Revenue, 2014, 5%, 9/01/35 ......................................... 20,000 21,618
Revenue, 2018, 5%, 11/01/39 ........................................ 3,000,000 3,222,950
Revenue, 221, 4%, 7/15/36 .......................................... 2,180,000 2,219,181
Troy Capital Resource Corp. ,
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/28 ...... 1,300,000 1,449,227
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/30 ...... 2,900,000 3,285,987
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/34 ...... 4,175,000 4,652,833
312,465,673
North Carolina 0.6%
City of Charlotte , Water & Sewer System , Revenue , 2015 , Refunding , 5% , 7/01/27 ..
10,000,000 10,853,841
County of Buncombe , Revenue , A , 5% , 6/01/28 .............................
5,000,000 5,261,516
North Carolina State Education Assistance Authority ,
Revenue, Senior Lien, 2020 A, 5%, 6/01/25 .............................. 125,000 133,297
Revenue, Senior Lien, 2020 A, 5%, 6/01/26 .............................. 300,000 324,828
Revenue, Senior Lien, 2020 A, 5%, 6/01/27 .............................. 450,000 493,623
Revenue, Senior Lien, 2020 A, 5%, 6/01/28 .............................. 500,000 552,049
Revenue, Senior Lien, 2020 A, 5%, 6/01/29 .............................. 350,000 389,145
Revenue, Senior Lien, 2020 A, 3.125%, 6/01/39 ........................... 725,000 671,607
18,679,906
North Dakota 0.2%
City of Grand Forks ,
Altru Health System Obligated Group, Revenue, 2021, Refunding, 5%, 12/01/29 .. 1,600,000 1,789,862
Altru Health System Obligated Group, Revenue, 2021, Refunding, 5%, 12/01/30 .. 1,600,000 1,804,243

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Dakota (continued)
City of Grand Forks, (continued)
Altru Health System Obligated Group, Revenue, 2021, Refunding, 5%, 12/01/31 .. $ 1,300,000 $ 1,477,616
5,071,721
Ohio 3.4%
Buckeye Tobacco Settlement Financing Authority ,
Revenue, Senior Lien, 2020 A-1, 1, Refunding, 2%, 6/01/27 .................. 1,475,000 1,329,525
Revenue, Senior Lien, 2020 A-2, 1, Refunding, 4%, 6/01/48 .................. 7,000,000 6,779,792
City of Akron ,
Community Learning Center, Revenue, 2012 A, Refunding, 5%, 12/01/24 ........ 5,265,000 5,265,000
Community Learning Center, Revenue, 2012 A, Refunding, 5%, 12/01/25 ........ 6,645,000 6,645,000
Community Learning Center, Revenue, 2012 A, Refunding, 5%, 12/01/26 ........ 8,240,000 8,240,000
City of Toledo ,
Water System, Revenue, 2013, Refunding, 5%, 11/15/25 .................... 4,000,000 4,112,553
Water System, Revenue, 2013, Refunding, 5%, 11/15/26 .................... 6,140,000 6,309,234
Water System, Revenue, 2013, Refunding, 5%, 11/15/27 .................... 6,450,000 6,622,833
Water System, Revenue, 2013, Refunding, 5%, 11/15/28 .................... 6,570,000 6,740,388
County of Hamilton ,
Sewer System, Revenue, 2013 A, Pre-Refunded, 5%, 12/01/24 ............... 2,500,000 2,619,056
Sewer System, Revenue, 2013 A, Pre-Refunded, 5%, 12/01/25 ............... 2,400,000 2,514,294
Sewer System, Revenue, 2013 A, Pre-Refunded, 5%, 12/01/26 ............... 4,000,000 4,190,490
Sewer System, Revenue, 2013 A, Pre-Refunded, 5%, 12/01/27 ............... 5,000,000 5,238,112
Sewer System, Revenue, 2013 A, Pre-Refunded, 5%, 12/01/28 ............... 3,000,000 3,142,867
Ohio Turnpike & Infrastructure Commission , Revenue , 1998 A , Refunding , NATL
Insured , 5.5% , 2/15/24 .............................................. 6,845,000 7,142,951
Ohio Water Development Authority ,
Revenue, 2019, 5%, 12/01/36 ........................................ 5,650,000 6,510,866
Water Pollution Control Loan Fund, Revenue, 2017 A, 5%, 12/01/31 ............ 10,000,000 11,186,518
State of Ohio ,
GO, R, Pre-Refunded, 5%, 5/01/27 .................................... 5,000,000 5,294,669
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 5%, 11/15/35 1,000,000 1,099,757
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/36 905,000 906,446
101,890,351
Oregon 3.3%
City of Portland , Water System , Revenue, Second Lien , 2013 A , Refunding , 5% ,
10/01/25 ........................................................ 5,000,000 5,126,264
Clackamas County School District No. 12 North Clackamas , GO , B , 5% , 6/15/32 ....
3,725,000 4,145,019
County of Yamhill , Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/35 ...
5,240,000 5,741,114
Hillsboro School District No. 1J ,
GO, 2020, 4%, 6/15/35 ............................................. 1,250,000 1,328,346
GO, 2020, 4%, 6/15/36 ............................................. 2,605,000 2,755,559
GO, 2020, 4%, 6/15/37 ............................................. 4,370,000 4,616,651
GO, 2020, 4%, 6/15/38 ............................................. 4,575,000 4,824,905
Medford Hospital Facilities Authority ,
Asante Health System Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/34 1,100,000 1,212,957
Asante Health System Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/35 800,000 877,998
Asante Health System Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/36 1,300,000 1,425,071
Oregon State Facilities Authority ,
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/25 ....................................................... 425,000 457,475
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/26 ....................................................... 150,000 164,335
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/28 ....................................................... 325,000 360,669
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/29 ....................................................... 600,000 670,233

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Oregon State Facilities Authority, (continued)
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/35 ....................................................... $ 275,000 $ 302,128
Willamette University, Revenue, 2021 A, Refunding, 4%, 10/01/51 ............. 2,000,000 1,931,549
Port of Portland , Airport , Revenue , Twenty-Seven A , 5% , 7/01/34 ................
9,110,000 10,136,829
Salem Hospital Facility Authority ,
Salem Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 5/15/33 ....... 9,440,000 10,331,685
Salem Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 5/15/34 ....... 3,780,000 4,117,426
Salem Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 5/15/35 ....... 9,010,000 9,773,433
State of Oregon ,
Department of Transportation, Revenue, Senior Lien, 2014 A, Pre-Refunded, 5%,
11/15/27 ....................................................... 3,000,000 3,219,962
Department of Transportation, Revenue, Senior Lien, 2014 A, Pre-Refunded, 5%,
11/15/28 ....................................................... 3,500,000 3,756,622
Department of Transportation, Revenue, Sub. Lien, 2019 A, Refunding, 4%, 11/15/42 16,000,000 16,607,298
Washington & Multnomah Counties School District No. 48J Beaverton , GO , B , Pre-
Refunded , 5% , 6/15/28 ............................................. 5,000,000 5,312,467
99,195,995
Pennsylvania 3.8%
Allegheny County Hospital Development Authority , UPMC Obligated Group , Revenue ,
2019 A , Refunding , 5% , 7/15/34 ....................................... 5,000,000 5,574,221
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue, 2022, Refunding, 5%, 5/01/28 ................................. 600,000 652,495
Revenue, 2022, Refunding, 5%, 5/01/29 ................................. 600,000 657,240
Revenue, 2022, Refunding, 5%, 5/01/30 ................................. 700,000 773,298
Revenue, 2022, Refunding, 5%, 5/01/31 ................................. 675,000 749,760
City of Philadelphia ,
Water & Wastewater, Revenue, 2017 B, Refunding, 5%, 11/01/31 .............. 5,750,000 6,430,686
Water & Wastewater, Revenue, 2020 A, Refunding, 5%, 11/01/36 .............. 1,000,000 1,138,432
Water & Wastewater, Revenue, 2020 A, Refunding, 5%, 11/01/37 .............. 1,500,000 1,705,113
Water & Wastewater, Revenue, 2020 A, Refunding, 5%, 11/01/38 .............. 2,000,000 2,269,521
Commonwealth of Pennsylvania , GO, Second Series , 2013 , 5% , 10/15/26 .........
13,375,000 13,954,578
Delaware Valley Regional Finance Authority , Revenue , 1998 A , AMBAC Insured , 5.5% ,
8/01/28 ......................................................... 7,000,000 8,034,435
Lancaster County Solid Waste Management Authority ,
Revenue, 2013 A, 5.25%, 12/15/25 .................................... 5,345,000 5,639,293
Revenue, 2013 A, 5.25%, 12/15/26 .................................... 5,835,000 6,156,273
Pennsylvania Economic Development Financing Authority ,
UPMC Obligated Group, Revenue, 2020 A, 5%, 4/15/33 ..................... 2,100,000 2,366,205
UPMC Obligated Group, Revenue, 2020 A, 5%, 4/15/34 ..................... 1,750,000 1,967,860
UPMC Obligated Group, Revenue, 2020 A, 5%, 4/15/35 ..................... 1,450,000 1,628,205
UPMC Obligated Group, Revenue, 2020 A, 4%, 4/15/38 ..................... 3,245,000 3,299,092
UPMC Obligated Group, Revenue, 2020 A, 4%, 4/15/39 ..................... 3,685,000 3,745,091
b
Waste Management Obligated Group, Revenue, 2009, Mandatory Put, 0.95%,
12/01/26 ....................................................... 3,000,000 2,673,775
b
Waste Management, Inc., Revenue, 2017 A, Mandatory Put, 0.58%, 8/01/24 ..... 5,500,000 5,194,402
b
Waste Management, Inc., Revenue, 2021 B, Refunding, Mandatory Put, 1.1%,
11/02/26 ....................................................... 6,750,000 6,069,106
Pennsylvania Higher Educational Facilities Authority ,
Drexel University, Revenue, 2020 A, Refunding, AGMC Insured, 5%, 5/01/38 ..... 6,950,000 7,894,854
University of Pennsylvania Health System Obligated Group (The), Revenue, 2017 A,
4%, 8/15/34 .................................................... 5,895,000 6,009,776
Pennsylvania State University (The) , Revenue , A , 5% , 9/01/30 .................
4,000,000 4,483,764
Philadelphia Authority for Industrial Development ,
City of Philadelphia, Revenue, 1999 B, AMBAC Insured, Zero Cpn., 4/15/24 ...... 5,500,000 5,189,199
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/30 ............ 200,000 209,342

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Philadelphia Authority for Industrial Development, (continued)
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/40 ............ $ 300,000 $ 314,091
Philadelphia Gas Works Co. ,
Revenue, 15th, Refunding, 5%, 8/01/30 ................................. 2,000,000 2,228,498
Revenue, 15th, Refunding, 5%, 8/01/31 ................................. 4,030,000 4,482,042
Redevelopment Authority of the City of Philadelphia , Revenue , 2021 A , BAM Insured ,
2.799% , 9/01/33 ................................................... 2,425,000 2,169,846
113,660,493
Rhode Island 0.3%
State of Rhode Island ,
GO, 2019 C, 5%, 1/15/32 ............................................ 4,500,000 5,198,389
GO, 2019 C, 4%, 1/15/34 ............................................ 1,520,000 1,631,385
GO, 2019 C, 4%, 1/15/35 ............................................ 600,000 643,064
7,472,838
South Carolina 2.4%
City of Anderson ,
Water & Sewer, Revenue, 2012, Refunding, AGMC Insured, 5%, 7/01/22 ........ 2,555,000 2,562,900
Water & Sewer, Revenue, 2012, Refunding, AGMC Insured, 5%, 7/01/23 ........ 2,695,000 2,703,399
Water & Sewer, Revenue, 2012, Refunding, AGMC Insured, 5%, 7/01/24 ........ 2,825,000 2,833,804
Water & Sewer, Revenue, 2012, Refunding, AGMC Insured, 5%, 7/01/25 ........ 2,965,000 2,974,241
County of Richland ,
International Paper Co., Revenue, 2014 A, Refunding, 3.875%, 4/01/23 ......... 10,000,000 10,082,627
c
Village at Sandhill Improvement District, Special Assessment, 144A, 2021,
Refunding, 3.625%, 11/01/31 ....................................... 1,000,000 872,332
South Carolina Jobs-Economic Development Authority ,
c
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 6,600,000 5,543,434
c
Revenue, 144A, 2021 A-2, 5.3%, 12/01/29 ............................... 1,805,000 1,623,939
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 7,400,000 6,208,682
Prisma Health Obligated Group, Revenue, 2018 A, Refunding, 5%, 5/01/33 ...... 6,000,000 6,490,754
South Carolina Public Service Authority ,
Revenue, 2020 A, Refunding, 5%, 12/01/31 .............................. 2,355,000 2,666,043
Revenue, 2020 A, Refunding, 5%, 12/01/43 .............................. 20,280,000 22,185,689
Revenue, 2021 A, Refunding, 5%, 12/01/25 .............................. 1,000,000 1,083,259
Revenue, 2021 A, Refunding, 5%, 12/01/26 .............................. 750,000 823,941
c
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 B , 4% , 12/01/24 .................................. 3,300,000 3,177,782
71,832,826
South Dakota 0.1%
County of Lincoln , Augustana College Association (The) , Revenue , 2021 A , Refunding ,
4% , 8/01/51 ...................................................... 1,500,000 1,391,687
South Dakota Health & Educational Facilities Authority , Presbyterian Retirement Village
of Rapid City, Inc. , Revenue , 2021 , Refunding , 3% , 9/01/41 .................. 1,150,000 944,841
2,336,528
Tennessee 0.7%
Chattanooga Health Educational & Housing Facility Board ,
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/31 1,500,000 1,616,759
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/34 1,000,000 1,062,040
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/35 1,250,000 1,321,989
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 4%, 8/01/36 1,000,000 1,003,569
Metropolitan Government of Nashville & Davidson County ,
Water & Sewer, Revenue, 2013, Pre-Refunded, 5%, 7/01/26 ................. 1,675,000 1,736,198
Water & Sewer, Revenue, 2013, Pre-Refunded, 5%, 7/01/27 ................. 1,800,000 1,865,764

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Tennessee (continued)
b
Tennessee Energy Acquisition Corp. , Revenue , 2021 A , Mandatory Put , 5% , 11/01/31 $ 4,000,000 $ 4,401,128
Tennessee State School Bond Authority , Revenue , 2015 B , 5% , 11/01/28 .........
8,180,000 8,891,411
21,898,858
Texas 8.9%
Abilene Convention Center Hotel Development Corp. , City of Abilene Abilene
Convention Center , Revenue, First Lien , 2021 A , 2.5% , 10/01/31 .............. 1,075,000 992,806
Central Texas Regional Mobility Authority , Revenue, Senior Lien , 2021 B , 5% , 1/01/46
3,500,000 3,820,838
City of Austin ,
Water & Wastewater System, Revenue, 2012, 5%, 11/15/26 .................. 3,515,000 3,558,904
Water & Wastewater System, Revenue, 2012, Pre-Refunded, 5%, 11/15/26 ...... 1,320,000 1,341,577
Water & Wastewater System, Revenue, 2012, 5%, 11/15/27 .................. 3,400,000 3,441,385
Water & Wastewater System, Revenue, 2012, Pre-Refunded, 5%, 11/15/27 ...... 600,000 609,808
Water & Wastewater System, Revenue, 2013 A, Refunding, 5%, 11/15/28 ....... 5,000,000 5,123,459
City of Dallas ,
Waterworks & Sewer System, Revenue, 2017, Refunding, 5%, 10/01/30 ........ 1,500,000 1,698,952
Waterworks & Sewer System, Revenue, 2017, Refunding, 5%, 10/01/31 ........ 2,500,000 2,826,574
Waterworks & Sewer System, Revenue, 2017, Refunding, 5%, 10/01/32 ........ 1,000,000 1,128,830
City of El Paso ,
GO, 2020 A, Refunding, 4%, 8/15/35 ................................... 1,000,000 1,052,045
GO, 2020 A, Refunding, 4%, 8/15/36 ................................... 1,000,000 1,044,353
City of Fort Worth ,
GO, 2012, Refunding, 5%, 3/01/25 ..................................... 6,000,000 6,027,085
GO, 2012, Refunding, 5%, 3/01/26 ..................................... 6,790,000 6,820,652
City of Houston ,
Combined Utility System, Revenue, First Lien, 2014 C, Refunding, 5%, 5/15/24 ... 5,000,000 5,287,418
Combined Utility System, Revenue, First Lien, 2017 B, Refunding, 5%, 11/15/34 .. 3,250,000 3,631,741
Combined Utility System, Revenue, First Lien, 2017 B, Refunding, 5%, 11/15/35 .. 4,500,000 5,021,632
City of San Antonio ,
Electric & Gas Systems, Revenue, 2015, Refunding, 5%, 2/01/27 .............. 10,415,000 11,389,553
Electric & Gas Systems, Revenue, Junior Lien, 2019, Refunding, 5%, 2/01/35 .... 4,400,000 5,025,895
Electric & Gas Systems, Revenue, Junior Lien, 2021 A, Refunding, 5%, 2/01/46 ... 7,500,000 8,435,141
Conroe Local Government Corp. ,
Conroe Convention Center Hotel, Revenue, First Lien, 2021 A, 2.5%, 10/01/31 .... 500,000 429,113
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/30 .... 100,000 115,532
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/31 .... 60,000 69,723
County of Williamson , GO , 2012 , Refunding , 5% , 2/15/23 .....................
6,235,000 6,253,002
Dallas Fort Worth International Airport ,
Revenue, 2013 D, Refunding, 5.25%, 11/01/27 ............................ 5,000,000 5,196,169
Revenue, 2013 D, Refunding, 5.25%, 11/01/28 ............................ 2,100,000 2,181,965
Ector County Hospital District ,
GO, 2020, Refunding, 5%, 9/15/29 ..................................... 800,000 873,174
GO, 2020, Refunding, 5%, 9/15/30 ..................................... 745,000 817,652
GO, 2020, Refunding, 5%, 9/15/31 ..................................... 450,000 492,931
GO, 2020, Refunding, 5%, 9/15/32 ..................................... 600,000 656,623
GO, 2020, Refunding, 5%, 9/15/33 ..................................... 650,000 709,319
GO, 2020, Refunding, 4%, 9/15/34 ..................................... 650,000 654,660
GO, 2020, Refunding, 4%, 9/15/35 ..................................... 700,000 704,069
El Paso Independent School District ,
GO, 2015, Pre-Refunded, PSF Guaranty, 5%, 8/15/27 ...................... 5,460,000 5,817,621
GO, 2015, Pre-Refunded, PSF Guaranty, 5%, 8/15/28 ...................... 2,500,000 2,663,746
Harris County Toll Road Authority (The) ,
Revenue, Senior Lien, 2018 A, Refunding, 5%, 8/15/32 ..................... 2,500,000 2,822,315
Revenue, Senior Lien, 2018 A, Refunding, 5%, 8/15/33 ..................... 2,500,000 2,814,989
Kaufman County Fresh Water Supply District No. 1-D ,
GO, 2021, 2%, 9/01/28 ............................................. 155,000 135,861

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Kaufman County Fresh Water Supply District No. 1-D, (continued)
GO, 2021, 2%, 9/01/29 ............................................. $ 155,000 $ 132,990
c
Lakeside Place PFC , Torrey Chase Apartments LP , Revenue , 144A, 2021 , 3.48% ,
12/15/39 ........................................................ 3,975,000 3,233,639
Lower Colorado River Authority ,
LCRA Transmission Services Corp., Revenue, 2021, Refunding, 5%, 5/15/27 ..... 2,000,000 2,237,556
LCRA Transmission Services Corp., Revenue, 2021, Refunding, 5%, 5/15/28 ..... 2,200,000 2,495,847
LCRA Transmission Services Corp., Revenue, 2021, Refunding, 5%, 5/15/29 ..... 2,000,000 2,293,870
Metropolitan Transit Authority of Harris County ,
Sales & Use Tax, Revenue, 2014, Pre-Refunded, 5%, 11/01/26 ............... 2,000,000 2,144,356
Sales & Use Tax, Revenue, 2014, Pre-Refunded, 5%, 11/01/27 ............... 2,000,000 2,144,355
Sales & Use Tax, Revenue, 2014, Pre-Refunded, 5%, 11/01/28 ............... 2,000,000 2,144,356
North Texas Tollway Authority , North Texas Tollway System , Revenue, First Tier , A ,
Refunding , 4% , 1/01/33 ............................................. 5,000,000 5,226,032
Northwest Independent School District ,
GO, 2015 A, Pre-Refunded, PSF Guaranty, 5%, 2/15/28 ..................... 4,815,000 5,197,952
GO, 2015 A, Pre-Refunded, PSF Guaranty, 5%, 2/15/29 ..................... 7,015,000 7,572,926
c
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-1 , 4.5% , 12/01/37 ........... 12,000,000 10,655,792
Permanent University Fund , University of Texas System , Revenue , 2014 B , Refunding ,
5% , 7/01/27 ...................................................... 10,000,000 10,594,091
San Angelo Independent School District , GO , A , Pre-Refunded , PSF Guaranty , 5% ,
2/15/28 ......................................................... 5,220,000 5,497,104
San Antonio Education Facilities Corp. ,
University of the Incarnate Word, Revenue, 2021 A, Refunding, 4%, 4/01/37 ...... 635,000 630,211
University of the Incarnate Word, Revenue, 2021 A, Refunding, 4%, 4/01/39 ...... 2,435,000 2,397,292
University of the Incarnate Word, Revenue, 2021 A, Refunding, 4%, 4/01/40 ...... 2,000,000 1,962,239
San Antonio Water System ,
Revenue, Junior Lien, 2014 A, Refunding, 5%, 5/15/24 ...................... 1,500,000 1,568,648
Revenue, Junior Lien, 2014 A, Refunding, 5%, 5/15/26 ...................... 2,200,000 2,289,529
Revenue, Junior Lien, 2014 A, Refunding, 5%, 5/15/28 ...................... 2,000,000 2,076,425
Revenue, Junior Lien, 2014 A, Refunding, 5%, 5/15/29 ...................... 1,000,000 1,037,338
Texas Municipal Gas Acquisition & Supply Corp. III ,
Revenue, 2021, Refunding, 5%, 12/15/27 ................................ 1,000,000 1,074,712
Revenue, 2021, Refunding, 5%, 12/15/30 ................................ 9,750,000 10,537,257
Revenue, 2021, Refunding, 5%, 12/15/31 ................................ 7,250,000 7,830,197
Revenue, 2021, Refunding, 5%, 12/15/32 ................................ 2,250,000 2,438,620
Texas Transportation Commission ,
State Highway Fund, Revenue, First Tier, 2014 A, Refunding, 5%, 4/01/24 ....... 20,000,000 21,130,816
State Highway Fund, Revenue, First Tier, 2014 A, Refunding, 5%, 4/01/25 ....... 20,000,000 21,097,400
Texas Water Development Board , State Water Implementation Revenue Fund for
Texas , Revenue , 2017 A , 5% , 10/15/31 ................................. 12,585,000 14,185,216
c
Town of Little Elm , Valencia Public Improvement District , Special Assessment , 144A,
2021 , 2.875% , 9/01/31 .............................................. 281,000 238,987
Westside 211 Special Improvement District ,
GO, Sub. Lien, 2021, 2%, 8/15/29 ..................................... 290,000 258,356
GO, Sub. Lien, 2021, 2.25%, 8/15/31 ................................... 300,000 263,259
GO, Sub. Lien, 2021, 3%, 8/15/33 ..................................... 315,000 293,200
GO, Sub. Lien, 2021, 3%, 8/15/35 ..................................... 335,000 304,185
GO, Sub. Lien, 2021, 3%, 8/15/37 ..................................... 355,000 315,437
265,187,302
Utah 0.1%
City of Lehi , Sales Tax , Revenue , 2021 , AGMC Insured , 4% , 2/01/48 .............
3,000,000 3,064,785
Utah Infrastructure Agency , Revenue , 2021 , 4% , 10/15/35 .....................
400,000 377,059
3,441,844

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia 2.9%
City of Norfolk ,
Water, Revenue, 2012, 5%, 11/01/24 ................................... $ 95,000 $ 95,292
Water, Revenue, 2012, 5%, 11/01/25 ................................... 90,000 90,276
City of Richmond , Public Utility , Revenue , 2016 A , Refunding , 5% , 1/15/32 ........
10,000,000 10,868,442
Virginia Commonwealth Transportation Board , Revenue , 2019 , 3% , 5/15/36 .......
9,460,000 8,822,948
Virginia Public Building Authority ,
Revenue, B, 4%, 8/01/29 ............................................ 12,060,000 12,857,324
Revenue, B, Pre-Refunded, 4%, 8/01/29 ................................ 1,075,000 1,152,983
Virginia Public School Authority , Revenue , 2014 C , 5% , 8/01/27 .................
4,460,000 4,739,259
Virginia Resources Authority , Clean Water Revolving Fund , Revenue , 2014 B ,
Refunding , 5% , 10/01/26 ............................................ 26,155,000 27,984,647
Virginia Small Business Financing Authority ,
Capital Beltway Express LLC, Revenue, Sub. Lien, 2022, Refunding, 2%, 12/31/23 7,700,000 7,703,076
e
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2022, Refunding, 4%,
1/01/32 ........................................................ 2,500,000 2,560,744
e
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2022, Refunding, 4%,
7/01/32 ........................................................ 2,000,000 2,047,464
National Senior Communities, Inc. Obligated Group, Revenue, 2020 A, Refunding,
5%, 1/01/35 .................................................... 3,000,000 3,312,418
National Senior Communities, Inc. Obligated Group, Revenue, 2020 A, Refunding,
4%, 1/01/36 .................................................... 3,000,000 3,076,770
85,311,643
Washington 4.4%
City of Seattle ,
Drainage & Wastewater, Revenue, 2014, Refunding, 5%, 5/01/24 .............. 5,230,000 5,539,240
Drainage & Wastewater, Revenue, 2014, Refunding, 5%, 5/01/25 .............. 5,500,000 5,818,796
Drainage & Wastewater, Revenue, 2014, Refunding, 5%, 5/01/26 .............. 2,995,000 3,165,114
Drainage & Wastewater, Revenue, 2014, Refunding, 5%, 5/01/27 .............. 3,150,000 3,325,867
Municipal Light & Power, Revenue, 2017 C, Refunding, 4%, 9/01/34 ............ 5,300,000 5,556,299
County of King ,
GO, 2021 C, 0.61%, 12/01/23 ........................................ 7,130,000 6,918,148
GO, 2021 C, 1.01%, 12/01/24 ........................................ 9,405,000 8,954,810
Sewer, Revenue, 2014 B, Refunding, 5%, 7/01/25 ......................... 1,200,000 1,272,806
Sewer, Revenue, 2014 B, Refunding, 5%, 7/01/26 ......................... 1,200,000 1,270,534
Sewer, Revenue, 2014 B, Refunding, 5%, 7/01/27 ......................... 1,900,000 2,010,482
Sewer, Revenue, 2014 B, Refunding, 5%, 7/01/28 ......................... 3,050,000 3,224,153
Sewer, Revenue, 2014 B, Pre-Refunded, 5%, 7/01/29 ...................... 2,600,000 2,764,326
Energy Northwest ,
Bonneville Power Administration, Revenue, 2014 A, ETM, 5%, 7/01/22 .......... 3,250,000 3,260,129
Bonneville Power Administration, Revenue, 2019 A, Refunding, 5%, 7/01/36 ...... 7,000,000 8,040,887
Bonneville Power Administration, Revenue, A, Refunding, 5%, 7/01/23 .......... 3,500,000 3,629,028
Bonneville Power Administration, Revenue, A, Refunding, 5%, 7/01/24 .......... 1,250,000 1,329,531
Seattle Housing Authority , Yesler Block 7.3 LLLP , Revenue , 2021 , 1% , 6/01/25 .....
7,225,000 6,919,862
State of Washington ,
GO, 2017 D, 5%, 2/01/31 ............................................ 5,480,000 6,081,865
GO, 2017 D, 5%, 2/01/32 ............................................ 10,000,000 11,075,052
Washington Health Care Facilities Authority ,
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/35 1,370,000 1,448,900
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/30 2,800,000 3,036,382
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/31 3,700,000 3,988,004
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/32 1,500,000 1,608,572
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/33 1,395,000 1,488,596
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/34 1,225,000 1,300,999
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/35 1,250,000 1,321,989
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/36 5,125,000 5,398,259

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington (continued)
Washington Health Care Facilities Authority, (continued)
Fred Hutchinson Cancer Center Obligated Group, Revenue, 2020, Refunding, 5%,
9/01/38 ........................................................ $ 1,000,000 $ 1,093,638
Fred Hutchinson Cancer Center Obligated Group, Revenue, 2020, Refunding, 5%,
9/01/39 ........................................................ 1,000,000 1,091,756
Fred Hutchinson Cancer Center Obligated Group, Revenue, 2020, Refunding, 5%,
9/01/40 ........................................................ 1,000,000 1,090,095
c
Fred Hutchinson Cancer Center Obligated Group, Revenue, 144A, 2021, 3%,
12/01/35 ....................................................... 440,000 408,756
Overlake Hospital Medical Center Obligated Group, Revenue, B, Refunding, 5%,
7/01/30 ........................................................ 1,000,000 1,091,574
Overlake Hospital Medical Center Obligated Group, Revenue, B, Refunding, 5%,
7/01/31 ........................................................ 1,925,000 2,090,788
Virginia Mason Medical Center Obligated Group, Revenue, 2017, Refunding, 5%,
8/15/31 ........................................................ 2,250,000 2,420,074
Virginia Mason Medical Center Obligated Group, Revenue, 2017, Refunding, 5%,
8/15/32 ........................................................ 1,605,000 1,715,737
Virginia Mason Medical Center Obligated Group, Revenue, 2017, Refunding, 5%,
8/15/35 ........................................................ 2,400,000 2,556,231
Washington State Housing Finance Commission ,
Revenue, 2021-1, A, 3.5%, 12/20/35 ................................... 6,900,487 6,453,227
c
Madison at Rivers Edge Apartments LLC, Revenue, 144A, 2021 B, 5.3%, 1/01/30 . 1,300,000 1,189,483
130,949,989
Wisconsin 1.7%
City of Milwaukee , Sewerage System , Revenue , 2021 S-2 , Refunding , 3% , 6/01/46 ..
4,600,000 4,097,406
Public Finance Authority ,
2017 IAVF Rubix LLC, Revenue, 2020 A, 3.5%, 12/01/32 .................... 1,405,000 1,262,232
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 A, 4%,
11/15/37 ....................................................... 600,000 597,934
c
Affordable Housing Corp. Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 13,400,000 13,313,795
Appalachian Regional Healthcare System Obligated Group, Revenue, 2021 A, 4%,
7/01/46 ........................................................ 1,100,000 1,050,653
Coral Academy of Science Las Vegas, Revenue, 2021 A, 4%, 7/01/29 .......... 285,000 281,382
Coral Academy of Science Las Vegas, Revenue, 2021 A, 4%, 7/01/30 .......... 200,000 195,870
Coral Academy of Science Las Vegas, Revenue, 2021 A, 4%, 7/01/31 .......... 200,000 194,245
c
Hope Housing Foundation Obligated Group, Revenue, 144A, 2022 A, 3.8%, 12/01/37 5,600,000 4,992,704
c
Hope Housing Foundation Obligated Group, Revenue, 144A, 2022 B, 5.75%,
12/01/27 ....................................................... 2,065,000 2,000,960
Renown Regional Medical Center, Revenue, 2020 A, Refunding, 4%, 6/01/35 ..... 2,100,000 2,140,117
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/27 ........................................... 195,000 199,506
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/28 ........................................... 250,000 254,047
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/29 ........................................... 320,000 322,213
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/30 ........................................... 265,000 265,361
b,c
WV 2020 Holdings LLC Obligated Group, Revenue, 144A, 2020 A-1, Mandatory Put,
3.5%, 12/01/35 .................................................. 9,700,000 8,343,469
Wisconsin Department of Transportation , Revenue , 2017-2 , Refunding , 5% , 7/01/31 .
5,000,000 5,601,135
Wisconsin Health & Educational Facilities Authority ,
Marshfield Clinic Health System Obligated Group, Revenue, 2020 A, Refunding,
AGMC Insured, 4%, 2/15/34 ........................................ 600,000 620,382
Marshfield Clinic Health System Obligated Group, Revenue, 2020 A, Refunding,
AGMC Insured, 4%, 2/15/35 ........................................ 1,000,000 1,029,661

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

s
See Abbreviations on page 203 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, (continued)
Marshfield Clinic Health System Obligated Group, Revenue, 2020 A, Refunding,
AGMC Insured, 4%, 2/15/36 ........................................ $ 600,000 $ 614,633
Marshfield Clinic Health System Obligated Group, Revenue, 2020 A, Refunding,
AGMC Insured, 4%, 2/15/37 ........................................ 600,000 614,053
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/28 .................................................... 375,000 373,321
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/29 .................................................... 390,000 385,766
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/30 .................................................... 405,000 396,173
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/37 .................................................... 1,460,000 1,361,746
Wisconsin Masonic Home Obligated Group, Revenue, 2021 A, 4%, 8/15/41 ...... 1,650,000 1,550,655
52,059,419
U.S. Territories 0.6%
District of Columbia 0.5%
District of Columbia , Income Tax , Revenue , 2019 A , 5% , 3/01/33 ................
3,000,000 3,484,963
Washington Metropolitan Area Transit Authority ,
Revenue, 2017 B, 5%, 7/01/31 ........................................ 5,000,000 5,580,883
Revenue, 2017 B, 5%, 7/01/32 ........................................ 5,750,000 6,408,082
15,473,928
Puerto Rico 0.1%
Puerto Rico Highway & Transportation Authority , Revenue , CC , Refunding , AGMC
Insured , 5.5% , 7/01/29 .............................................. 1,000,000 1,072,684
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/27 .. 450,000 497,436
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/30 .. 550,000 624,814
2,194,934
Total U.S. Territories .................................................................... 17,668,862
Total Municipal Bonds (Cost $3,010,242,023) ...................................
2,915,197,107
Total Long Term Investments (Cost $3,067,845,336) .............................
2,966,464,707
a
a a a a
a
Total Investments (Cost $3,067,845,336) 99.5% ..................................
$2,966,464,707
Other Assets, less Liabilities 0.5% .............................................
14,962,204
Net Assets 100.0% ...........................................................
$2,981,426,911
a
See Note 3 regarding investments in affiliated management investment companies.
b
The maturity date shown represents the mandatory put date.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2022, the aggregate value of these securities was $115,783,812, representing 3.9% of net assets.
d
A portion or all of the security purchased on a delayed delivery basis.
e
Security purchased on a when-issued basis.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2022
Franklin Federal Limited-Term Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Management Investment Companies 2.9%
Capital Markets 2.9%
a
Franklin Municipal Green Bond ETF ..................................... 1,550,000 $ 37,572,000
Total Management Investment Companies (Cost $39,888,825) ....................
37,572,000
Principal
Amount
a a a a
Senior Floating Rate Interests 0.4%
Equity Real Estate Investment Trusts (REITs) 0.3%
b,c
Centennial Gardens LP , Delayed Draw Term Loan , 2.75% , ( 3-month USD LIBOR ),
1/08/24 ......................................................... $ 4,532,930 4,532,929
Real Estate Management & Development 0.1%
b,c
TBG Hillcrest Senior II LP , Delayed Draw Term Loan , 2.75% , ( 3-month USD LIBOR +
1.55% ), 1/01/38 ................................................... 1,230,754 1,230,754
Total Senior Floating Rate Interests (Cost $5,763,683) ...........................
5,763,683
Municipal Bonds 88.8%
Alabama 3.6%
Black Belt Energy Gas District ,
d
Revenue, 2019 A-1, Mandatory Put, 4%, 12/01/25 ......................... 6,675,000 6,888,709
Revenue, 2021 A, Refunding, 4%, 6/01/22 ............................... 340,000 340,000
Revenue, 2021 A, Refunding, 4%, 12/01/22 .............................. 490,000 495,403
Revenue, 2021 A, Refunding, 4%, 6/01/23 ............................... 400,000 407,789
Revenue, 2021 A, Refunding, 4%, 6/01/24 ............................... 400,000 412,505
d
Revenue, 2021 B, Mandatory Put, 4%, 12/01/26 ........................... 15,000,000 15,520,060
d
Revenue, 2021 C-1, Mandatory Put, 4%, 12/01/26 ......................... 5,000,000 5,173,354
d
Industrial Development Board of the City of Mobile Alabama ,
Alabama Power Co., Revenue, 2007 A, Mandatory Put, 1%, 6/26/25 ........... 4,000,000 3,815,394
Alabama Power Co., Revenue, 2008, Mandatory Put, 2.9%, 12/12/23 ........... 7,550,000 7,643,308
Southeast Energy Authority A Cooperative District ,
Revenue, 2021 A, 4%, 10/01/22 ....................................... 355,000 357,193
Revenue, 2021 A, 4%, 10/01/23 ....................................... 450,000 458,127
Revenue, 2021 A, 4%, 10/01/24 ....................................... 725,000 742,735
Special Care Facilities Financing Authority of the City of Pell City Alabama ,
Noland Obligated Group, Revenue, 2021 A, Refunding, 5%, 12/01/22 ........... 1,445,000 1,464,085
Noland Obligated Group, Revenue, 2021 A, Refunding, 5%, 12/01/24 ........... 1,500,000 1,590,078
Noland Obligated Group, Revenue, 2021 A, Refunding, 5%, 12/01/26 ........... 1,030,000 1,130,171
46,438,911
Alaska 0.8%
Borough of Matanuska-Susitna , State of Alaska Department of Administration ,
Revenue , 2015 , Refunding , 5.25% , 9/01/29 .............................. 10,000,000 10,782,501
Arizona 1.5%
Arizona Industrial Development Authority ,
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 A, 4%,
11/01/24 ....................................................... 1,000,000 1,030,050
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 A, 4%,
11/01/25 ....................................................... 1,000,000 1,035,352
Kipp New York, Inc. Gerard Facility, Revenue, 2021 C, 1.4%, 7/01/22 ........... 175,000 174,757
Kipp New York, Inc. Gerard Facility, Revenue, 2021 C, 1.8%, 7/01/24 ........... 450,000 427,312
d
Maricopa County Industrial Development Authority , HonorHealth Obligated Group ,
Revenue , 2019 C , Mandatory Put , 1.59% , ( SIFMA Municipal Swap Index + 0.8% ),
9/01/24 ......................................................... 17,000,000 16,963,331
19,630,802

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California 3.0%
California Community Choice Financing Authority ,
Revenue, 2021 B-1, 4%, 8/01/25 ...................................... $ 535,000 $ 555,940
Revenue, 2021 B-1, 4%, 2/01/26 ...................................... 850,000 886,515
Revenue, 2021 B-1, 4%, 8/01/26 ...................................... 325,000 340,375
Revenue, 2021 B-1, 4%, 8/01/27 ...................................... 400,000 421,127
Revenue, 2021 B-1, 4%, 2/01/28 ...................................... 375,000 395,035
Revenue, 2021 B-1, 4%, 8/01/28 ...................................... 470,000 495,804
California County Tobacco Securitization Agency ,
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/22 ..................... 400,000 400,000
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/23 ..................... 400,000 405,440
d
California Health Facilities Financing Authority , Providence St. Joseph Health Obligated
Group , Revenue , 2016 B-3 , Refunding , Mandatory Put , 2% , 10/01/25 ........... 13,340,000 13,015,364
d
California Municipal Finance Authority , Waste Management, Inc. , Revenue , 2020 ,
Mandatory Put , 1% , 9/01/22 .......................................... 10,000,000 10,000,000
California Statewide Communities Development Authority ,
d
Southern California Edison Co., Revenue, D, Refunding, Mandatory Put, 2.625%,
12/01/23 ....................................................... 3,000,000 2,978,740
Viamonte Senior Living 1, Inc., Revenue, 2018 B-3, California Mortgage Insured, 3%,
7/01/27 ........................................................ 3,500,000 3,501,001
Los Angeles Unified School District , GO , 2020 C , 4% , 7/01/37 ..................
4,240,000 4,471,151
San Diego County Regional Airport Authority , Revenue , 2021 C , Refunding , 0.454% ,
7/01/22 ......................................................... 1,500,000 1,498,657
39,365,149
Colorado 1.9%
Denver City & County School District No. 1 , GO , 2012 B , 4% , 12/01/27 ...........
7,480,000 7,547,373
Fort Carson Family Housing LLC , Revenue , 1999 , NATL Insured , 7.86% , 11/15/29 ..
14,425,000 16,398,629
Regional Transportation District ,
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 5%, 1/15/24 ........ 400,000 416,841
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 5%, 7/15/24 ........ 300,000 311,459
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 5%, 1/15/25 ........ 325,000 339,591
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 5%, 7/15/25 ........ 400,000 420,622
25,434,515
Connecticut 0.0%
†
Connecticut State Health & Educational Facilities Authority ,
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 5%, 7/01/23 ... 175,000 180,571
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 5%, 7/01/24 ... 175,000 183,351
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 5%, 7/01/25 ... 170,000 181,296
545,218
Delaware 0.4%
d
Delaware State Economic Development Authority , NRG Energy, Inc. , Revenue , 2020 A ,
Refunding , Mandatory Put , 1.25% , 10/01/25 .............................. 5,000,000 4,710,973

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida 2.4%
Centre Lake Community Development District , Special Assessment , 2021 , 2.75% ,
5/01/24 ......................................................... $ 215,000 $ 213,337
City of Pompano Beach , John Knox Village of Florida, Inc. Obligated Group , Revenue ,
2021 B-2 , 1.45% , 1/01/27 ............................................ 2,000,000 1,811,953
County of Escambia , Florida Power & Light Co. , Revenue , 2003 , Refunding , 2.6% ,
6/01/23 ......................................................... 5,000,000 5,039,463
d
Florida Development Finance Corp. , Brightline Trains Florida LLC , Revenue , 2021 A ,
Mandatory Put , 0.3% , 7/01/22 ........................................ 2,150,000 2,147,584
Florida Municipal Power Agency , All-Requirements Power Supply Project , Revenue ,
2017 A , Refunding , 5% , 10/01/25 ...................................... 1,000,000 1,086,413
Jacksonville Transportation Authority ,
Revenue, Senior Lien, 2020, 5%, 8/01/22 ................................ 1,615,000 1,625,041
Revenue, Senior Lien, 2020, 5%, 8/01/23 ................................ 1,720,000 1,785,040
Revenue, Senior Lien, 2020, 5%, 8/01/24 ................................ 1,805,000 1,921,185
Revenue, Senior Lien, 2020, 5%, 8/01/25 ................................ 1,800,000 1,959,506
Revenue, Senior Lien, 2020, 5%, 8/01/26 ................................ 1,940,000 2,155,928
d,e
Leon County Housing Finance Authority , Revenue , 144A, 2022 A-2 , Mandatory Put ,
6.5% , 5/01/25 .................................................... 3,375,000 3,368,088
Orlando-Orange County Expressway Authority , Central Florida Expressway Authority ,
Revenue , 2012 , Pre-Refunded , AGMC Insured , 5% , 7/01/24 ................. 4,000,000 4,012,467
River Hall Community Development District ,
Special Assessment, 2021 A-1, Refunding, 3%, 5/01/23 ..................... 175,000 175,012
Special Assessment, 2021 A-1, Refunding, 3%, 5/01/24 ..................... 235,000 233,962
Special Assessment, 2021 A-1, Refunding, 3%, 5/01/25 ..................... 180,000 177,093
Special Assessment, 2021 A-1, Refunding, 3%, 5/01/26 ..................... 220,000 212,571
State of Florida , Department of Transportation Turnpike System , Revenue , 2012 A ,
Refunding , 2.875% , 7/01/25 .......................................... 3,000,000 3,004,096
30,928,739
Georgia 5.1%
d
Atlanta Urban Residential Finance Authority ,
Hollywood Shawnee Housing Partners LP, Revenue, 2021 A, Mandatory Put, 0.24%,
1/01/23 ........................................................ 1,250,000 1,234,950
e
Hollywood Shawnee Housing Partners LP, Revenue, 144A, 2021 B, Mandatory Put,
1.35%, 1/01/23 .................................................. 2,600,000 2,590,433
City of Atlanta ,
Department of Aviation, Revenue, 2020 A, Refunding, 5%, 7/01/24 ............. 2,500,000 2,646,421
Department of Aviation, Revenue, 2020 A, Refunding, 5%, 7/01/25 ............. 1,500,000 1,620,902
d
Development Authority of Monroe County (The) , Georgia Power Co. , Revenue, First
Series , 2009 , Refunding , Mandatory Put , 1% , 8/21/26 ...................... 2,000,000 1,782,705
d,e
Housing Authority of Clayton County Facilities Holding Co. LLC (The) , Riverwood
Housing Partners LP , Revenue , 144A, 2021 B , Mandatory Put , 1.4% , 4/01/23 ..... 2,000,000 1,985,137
d
Macon-Bibb County Housing Authority , Green Meadows Housing Partners LP ,
Revenue , 2021 A , Mandatory Put , 0.25% , 10/01/22 ........................ 2,150,000 2,137,540
Main Street Natural Gas, Inc. ,
d
Revenue, 2018 A, Mandatory Put, 4%, 9/01/23 ............................ 10,025,000 10,213,708
Revenue, 2021 C, 4%, 12/01/22 ....................................... 500,000 504,196
Revenue, 2021 C, 4%, 12/01/23 ....................................... 725,000 738,064
Revenue, 2021 C, 4%, 12/01/24 ....................................... 735,000 751,592
d,e
Revenue, 144A, 2022 C, Mandatory Put, 4%, 11/01/27 ...................... 15,000,000 15,009,159
Metropolitan Atlanta Rapid Transit Authority , Revenue , 2018 A , Refunding , 3% , 7/01/23
11,000,000 11,165,971
Private Colleges & Universities Authority ,
Mercer University, Revenue, 2021, Refunding, 5%, 10/01/22 ................. 300,000 303,346
Mercer University, Revenue, 2021, Refunding, 5%, 10/01/23 ................. 300,000 311,598
Mercer University, Revenue, 2021, Refunding, 5%, 10/01/24 ................. 400,000 422,719
Mercer University, Revenue, 2021, Refunding, 5%, 10/01/25 ................. 425,000 457,475

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
State of Georgia , GO , 2016 A , 5% , 2/01/23 ................................
$ 12,375,000 $ 12,670,584
66,546,500
Hawaii 2.2%
State of Hawaii , GO , EF , Pre-Refunded , 5% , 11/01/23 ........................
10,000,000 10,153,590
University of Hawaii ,
Revenue, 2020 B, Refunding, 5%, 10/01/24 .............................. 3,440,000 3,674,133
Revenue, 2020 B, Refunding, 5%, 10/01/25 .............................. 3,440,000 3,759,251
Revenue, 2020 B, Refunding, 5%, 10/01/26 .............................. 2,865,000 3,192,195
Revenue, 2020 D, Refunding, 5%, 10/01/24 .............................. 600,000 640,837
Revenue, 2020 D, Refunding, 5%, 10/01/25 .............................. 1,725,000 1,885,090
Revenue, 2020 D, Refunding, 5%, 10/01/26 .............................. 4,360,000 4,857,931
28,163,027
Illinois 9.1%
Chicago Board of Education , GO , 2018 A , Refunding , AGMC Insured , 5% , 12/01/23 .
1,000,000 1,041,121
Chicago Park District ,
GO, 2020 F-2, Refunding, 5%, 1/01/25 .................................. 350,000 371,515
GO, 2020 F-2, Refunding, 5%, 1/01/26 .................................. 500,000 540,700
GO, 2020 F-2, Refunding, 5%, 1/01/27 .................................. 550,000 603,778
Chicago Transit Authority Capital Grant Receipts , Revenue , 2021 , Refunding , 5% ,
6/01/24 ......................................................... 1,425,000 1,497,181
City of Chicago ,
GO, 2015 C, Refunding, 5%, 1/01/25 ................................... 1,900,000 1,976,183
GO, 2020 A, Refunding, 5%, 1/01/28 ................................... 3,100,000 3,311,151
City of Moline ,
GO, 2021 C, AGMC Insured, 0.542%, 12/01/22 ........................... 500,000 495,471
GO, 2021 C, AGMC Insured, 0.702%, 12/01/23 ........................... 1,175,000 1,141,416
GO, 2021 C, AGMC Insured, 1.151%, 12/01/24 ........................... 580,000 553,320
GO, 2021 C, AGMC Insured, 1.439%, 12/01/25 ........................... 925,000 867,975
County of Cook ,
GO, 2021 A, Refunding, 5%, 11/15/22 .................................. 5,000,000 5,074,309
Sales Tax, Revenue, 2021 A, Refunding, 5%, 11/15/29 ...................... 845,000 975,154
d
Illinois Development Finance Authority , Waste Management, Inc. , Revenue , 2019 ,
Mandatory Put , 0.4% , 11/01/22 ....................................... 10,000,000 9,925,921
Illinois Finance Authority ,
Christian Homes, Inc. Obligated Group, Revenue, 2021 A, 4%, 5/15/27 ......... 2,810,000 2,799,962
d,f
Field Museum of Natural History, Revenue, 2019, Refunding, Mandatory Put,
1.044%, 9/01/22 ................................................. 12,150,000 12,201,606
d
OSF Healthcare System Obligated Group, Revenue, 2020 B-1, Refunding,
Mandatory Put, 5%, 11/15/24 ....................................... 1,250,000 1,309,821
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 3% , 6/15/24 ..
2,500,000 2,503,946
Railsplitter Tobacco Settlement Authority , Revenue , 2017 , 5% , 6/01/26 ...........
2,000,000 2,163,945
State of Illinois ,
GO, 2010-4, AGMC Insured, 6.875%, 7/01/25 ............................ 1,000,000 1,047,154
GO, 2016, Refunding, 5%, 2/01/29 ..................................... 750,000 804,572
GO, 2017 C, 5%, 11/01/29 ........................................... 2,000,000 2,150,445
GO, 2017 D, 5%, 11/01/24 ........................................... 5,000,000 5,280,202
GO, 2017 D, 5%, 11/01/25 ........................................... 10,000,000 10,722,423
GO, 2017 D, 5%, 11/01/27 ........................................... 5,025,000 5,499,974
GO, 2018 A, 6%, 5/01/25 ............................................ 6,000,000 6,550,112
GO, 2018 A, Refunding, 5%, 10/01/29 .................................. 375,000 407,829
GO, 2018 B, Refunding, 5%, 10/01/31 .................................. 625,000 666,327
GO, 2019 B, 5%, 11/01/30 ........................................... 375,000 407,427
GO, 2020, 5.5%, 5/01/30 ............................................ 1,710,000 1,937,311
f
GO, 2022 B, Refunding, 5%, 3/01/24 ................................... 2,500,000 2,611,043

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
State of Illinois, (continued)
Sales Tax, Revenue, 2021 A, 4%, 6/15/24 ............................... $ 5,000,000 $ 5,141,097
Sales Tax, Revenue, 2021 A, 4%, 6/15/27 ............................... 1,500,000 1,556,630
Sales Tax, Revenue, Junior Lien, 2021 C, Refunding, 5%, 6/15/22 ............. 4,000,000 4,005,184
Sales Tax, Revenue, Junior Lien, 2021 C, Refunding, 5%, 6/15/23 ............. 3,000,000 3,084,484
Sales Tax, Revenue, Junior Lien, 2021 C, Refunding, 5%, 6/15/24 ............. 3,300,000 3,458,176
Sales Tax, Revenue, Junior Lien, 2021 C, Refunding, 5%, 6/15/25 ............. 2,000,000 2,127,774
University of Illinois , Auxiliary Facilities System , Revenue , 2021 A , Refunding , 3% ,
4/01/25 ......................................................... 11,660,000 11,722,164
e
Upper Illinois River Valley Development Authority , 2018 IAVF Timber Oaks & Prairie
View Obligated Group , Revenue , 144A, 2020 B , Refunding , 4.25% , 3/01/23 ...... 425,000 425,073
118,959,876
Indiana 0.7%
e
City of Goshen , Green Oaks of Goshen LLC , Revenue , 144A, 2021 B , 4.75% , 8/01/24 1,560,000 1,504,163
Indiana Finance Authority ,
Greencroft Goshen Obligated Group, Revenue, 2021 B, Refunding, 3.25%, 11/15/23 195,000 190,329
g
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/23 .. 1,000,000 999,803
g
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/24 .. 1,000,000 998,028
g
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/25 .. 1,000,000 992,960
Indianapolis Power & Light Co., Revenue, 2021 B, Refunding, 0.65%, 8/01/25 .... 4,500,000 4,149,083
8,834,366
Iowa 0.8%
Des Moines Independent Community School District , Sales Services & Use Tax ,
Revenue , 2018 , AGMC Insured , 3% , 6/01/29 ............................. 9,300,000 9,361,773
Iowa Tobacco Settlement Authority , Revenue , 2021 B-1 , 2 , Refunding , 0.375% , 6/01/30
715,000 715,000
10,076,773
Kansas 0.1%
Reno County Unified School District No. 308 Hutchinson , GO , 2019 , Refunding , 5% ,
9/01/27 ......................................................... 1,575,000 1,776,505
Kentucky 3.3%
County of Trimble , Louisville Gas and Electric Co. , Revenue , 2001 A , Refunding ,
0.625% , 9/01/26 ................................................... 3,375,000 3,013,800
Eastern Kentucky University ,
Revenue, 2021 A, Refunding, 3.2%, 10/01/22 ............................. 1,050,000 1,055,829
Revenue, 2021 A, Refunding, 3.25%, 10/01/23 ............................ 1,080,000 1,097,791
Revenue, 2021 A, Refunding, 3.5%, 10/01/24 ............................. 1,120,000 1,151,451
Revenue, 2021 A, Refunding, 3.5%, 10/01/25 ............................. 1,155,000 1,197,307
Revenue, 2021 A, Refunding, 4%, 10/01/26 .............................. 1,205,000 1,282,350
Revenue, 2021 A, Refunding, 4%, 10/01/27 .............................. 1,255,000 1,345,786
Revenue, 2021 A, Refunding, 4%, 10/01/28 .............................. 1,305,000 1,402,452
d
Kentucky Public Energy Authority ,
Revenue, 2018 A, Mandatory Put, 4%, 4/01/24 ............................ 10,000,000 10,179,048
Revenue, 2020 A, Mandatory Put, 4%, 6/01/26 ............................ 10,000,000 10,316,399
Revenue, 2022 A-2, Mandatory Put, 1.723%, 8/01/30 ....................... 9,375,000 9,128,211
e,f
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, 2022 B , 6.75% , 5/01/25 ................................ 1,950,000 1,967,336
43,137,760
Louisiana 4.8%
City of New Orleans ,
Sewerage Service, Revenue, 2020 B, 5%, 6/01/26 ......................... 450,000 494,031
Sewerage Service, Revenue, 2020 B, 5%, 6/01/27 ......................... 600,000 669,994
Sewerage Service, Revenue, 2020 B, 5%, 6/01/28 ......................... 550,000 621,711

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
d
Lake Charles Harbor & Terminal District , Big Lake Fuels LLC , Revenue , 2021 ,
Mandatory Put , 1% , 12/01/24 ......................................... $ 10,000,000 $ 9,331,231
e
Louisiana Local Government Environmental Facilities & Community Development
Authority , Invest in Americas Veterans Foundation Louisiana, Inc. , Revenue , 144A,
2020 A , Refunding , 2.75% , 12/01/25 ................................... 845,000 812,199
Louisiana Public Facilities Authority ,
Loyola University New Orleans, Revenue, 2021, Refunding, 5%, 10/01/25 ....... 250,000 265,567
d
Ochsner Clinic Foundation Obligated Group, Revenue, 2020 B, Refunding,
Mandatory Put, 5%, 5/15/25 ........................................ 7,500,000 8,002,648
Louisiana Stadium & Exposition District ,
Revenue, 2020, 5%, 7/03/23 ......................................... 4,650,000 4,726,023
e
Revenue, 144A, 2022 A, 1.872%, 7/03/23 ............................... 3,000,000 2,957,868
d
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017 B-1 , Refunding ,
Mandatory Put , 2.125% , 7/01/24 ...................................... 17,100,000 16,695,515
State of Louisiana ,
GO, 2013 A, Pre-Refunded, 4%, 5/15/31 ................................ 15,225,000 15,580,976
d
Gasoline & Fuels Tax, Revenue, Second Lien, 2022 A, Refunding, Mandatory Put,
1.046%, 5/01/26 ................................................. 2,975,000 2,919,213
63,076,976
Maryland 4.3%
City of Baltimore , GO , 2017 B , Refunding , 5% , 10/15/25 ......................
5,000,000 5,479,148
City of Cumberland ,
GO, 2021, Refunding, AGMC Insured, 5%, 6/01/24 ......................... 395,000 417,627
GO, 2021, Refunding, AGMC Insured, 5%, 6/01/25 ......................... 455,000 491,612
Maryland Economic Development Corp. , Purple Line Transit Partners LLC , Revenue ,
2022 A , 5% , 11/12/28 ............................................... 10,000,000 10,598,521
d
Maryland Health & Higher Educational Facilities Authority , University of Maryland
Medical System Obligated Group , Revenue , 2020 B-2 , Refunding , Mandatory Put ,
5% , 7/01/27 ...................................................... 5,110,000 5,630,483
State of Maryland , GO , 2017 B , Refunding , 5% , 8/01/26 ......................
12,330,000 13,770,113
Town of Chestertown ,
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/26 ............... 1,035,000 1,123,759
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/27 ............... 1,215,000 1,337,785
Washington Suburban Sanitary Commission ,
Revenue, 2013, Pre-Refunded, 4%, 6/01/28 .............................. 5,500,000 5,632,950
Revenue, 2013, Pre-Refunded, 4%, 6/01/30 .............................. 5,500,000 5,632,949
Revenue, 2013, Pre-Refunded, 4%, 6/01/31 .............................. 5,500,000 5,632,949
55,747,896
Massachusetts 0.5%
d
Massachusetts Development Finance Agency ,
Mass General Brigham, Inc., Revenue, 2017 S-4, Refunding, Mandatory Put, 5%,
1/25/24 ........................................................ 5,000,000 5,211,651
President & Trustees of Williams College (The), Revenue, 2011 N, Mandatory Put,
0.45%, 7/01/25 .................................................. 1,000,000 924,886
6,136,537
Michigan 0.8%
Michigan Finance Authority ,
Henry Ford Health System Obligated Group, Revenue, 2016, Refunding, 5%,
11/15/27 ....................................................... 2,000,000 2,183,496
Tobacco Settlement, Revenue, Senior Lien, 2020 B-1, 2, Refunding, 1.25%, 6/01/30 225,000 225,000
Michigan State Housing Development Authority , Revenue , 2019 A-1 , 1.5% , 10/01/22 .
955,000 954,534
d
Michigan Strategic Fund ,
Consumers Energy Co., Revenue, 2005, Mandatory Put, 0.875%, 10/08/26 ...... 4,350,000 3,979,267

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
d
Michigan Strategic Fund, (continued)
Waste Management of Michigan, Inc., Revenue, 2001, Mandatory Put, 0.58%,
8/01/24 ........................................................ $ 3,300,000 $ 3,116,641
10,458,938
Minnesota 2.2%
d
Dakota County Community Development Agency , Eagan AH I LLLP , Revenue , 2020 ,
Mandatory Put , 0.35% , 6/01/23 ....................................... 6,000,000 5,848,501
Farmington Independent School District No. 192 , GO , 2015 C , Refunding , 5% , 2/01/24
6,065,000 6,375,634
Minnesota Higher Education Facilities Authority ,
University of St. Thomas, Revenue, 2019, 5%, 10/01/26 ..................... 1,000,000 1,098,575
University of St. Thomas, Revenue, 2019, 5%, 10/01/27 ..................... 1,000,000 1,112,924
d
Minnesota Municipal Gas Agency ,
Revenue, 2022 A, Mandatory Put, 4%, 12/01/27 ........................... 8,000,000 8,383,303
Revenue, 2022 B, Mandatory Put, 1.523%, 12/01/27 ....................... 6,000,000 5,914,942
28,733,879
Mississippi 0.2%
d
Mississippi Business Finance Corp. , Waste Management, Inc. , Revenue , 2004 ,
Mandatory Put , 0.7% , 9/01/26 ........................................ 2,500,000 2,217,706
Mississippi Home Corp. ,
e
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A-5, 2.75%, 6/01/26 326,937 305,351
Patriot Services Group Pascagoula Portfolio II Obligated Group, Revenue, 2021 D-8,
2.9%, 6/01/26 ................................................... 72,598 68,202
2,591,259
Missouri 0.4%
Missouri Development Finance Board ,
City of Independence, Revenue, 2021, Refunding, 5%, 3/01/23 ............... 280,000 286,292
City of Independence, Revenue, 2021, Refunding, 5%, 3/01/24 ............... 300,000 312,912
City of Independence, Revenue, 2021, Refunding, 5%, 3/01/25 ............... 500,000 523,298
City of Independence, Revenue, 2021, Refunding, 5%, 3/01/26 ............... 405,000 427,846
City of Independence, Revenue, 2021, Refunding, 5%, 3/01/27 ............... 660,000 703,048
d
St. Charles County Industrial Development Authority , Hidden Valley Housing Partners
LP , Revenue , 2021 , Mandatory Put , 0.27% , 10/01/23 ....................... 3,500,000 3,367,090
5,620,486
Montana 0.5%
d
Montana Facility Finance Authority , Billings Clinic Obligated Group , Revenue , 2018 C ,
Refunding , Mandatory Put , 1.34% , ( SIFMA Municipal Swap Index + 0.55% ), 8/15/23 6,090,000 6,092,189
Nebraska 0.3%
Nebraska Public Power District ,
Revenue, 2021 C, Refunding, 5%, 1/01/23 ............................... 1,500,000 1,531,187
Revenue, 2021 C, Refunding, 5%, 1/01/24 ............................... 2,500,000 2,625,253
4,156,440
Nevada 0.4%
Las Vegas Valley Water District ,
GO, 2020 D, Refunding, 5%, 6/01/24 ................................... 1,745,000 1,850,958
GO, 2020 D, Refunding, 5%, 6/01/25 ................................... 2,750,000 2,987,124
4,838,082
New Hampshire 0.4%
d
New Hampshire Business Finance Authority , Waste Management, Inc. , Revenue , 2018
A , Refunding , Mandatory Put , 1.165% , ( SIFMA Municipal Swap Index + 0.375% ),
7/01/24 ......................................................... 5,000,000 4,810,805

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey 8.3%
Bergen County Improvement Authority (The) , Revenue , 2020 A , Refunding , 3% ,
8/15/22 ......................................................... $ 2,500,000 $ 2,508,665
City of Newark ,
GO, 2020 A, Refunding, AGMC Insured, 5%, 10/01/23 ...................... 1,000,000 1,037,586
GO, 2020 A, Refunding, AGMC Insured, 5%, 10/01/24 ...................... 1,000,000 1,059,132
County of Atlantic ,
GO, 2020, 0.375%, 6/01/23 .......................................... 1,730,000 1,703,964
GO, 2020, 0.375%, 6/01/24 .......................................... 1,765,000 1,682,662
GO, 2020, 0.375%, 6/01/25 .......................................... 1,800,000 1,670,616
County of Morris , GO , 2021 , 2% , 2/01/26 .................................
4,215,000 4,105,480
County of Union ,
GO, 2020, 0.5%, 3/01/23 ............................................ 5,215,000 5,166,702
GO, 2020, 0.5%, 3/01/24 ............................................ 5,290,000 5,133,895
Garden State Preservation Trust , Revenue , 2005 A , AGMC Insured , 5.75% , 11/01/28
25,000,000 28,674,827
New Jersey Economic Development Authority ,
Revenue, 1997 A, NATL Insured, 7.425%, 2/15/29 ......................... 3,000,000 3,409,181
e
Revenue, 144A, 2019, Refunding, 5.25%, 9/01/27 ......................... 6,000,000 6,600,360
d
New Jersey-American Water Co., Inc., Revenue, 2019 B, Refunding, Mandatory Put,
2.05%, 12/03/29 ................................................. 7,500,000 7,020,112
h
State of New Jersey Department of the Treasury, Revenue, FRN, 2013 I, Refunding,
2.39%, (SIFMA Municipal Swap Index + 1.6%), 3/01/28 .................... 12,170,000 12,261,495
New Jersey Transportation Trust Fund Authority ,
Revenue, 2006 C, AMBAC Insured, Zero Cpn., 12/15/26 .................... 10,000,000 8,865,579
Revenue, 2006 C, BHAC Insured, Zero Cpn., 12/15/27 ...................... 11,110,000 9,591,031
Newark Board of Education ,
GO, 2021, Refunding, 5%, 7/15/22 ..................................... 130,000 130,597
GO, 2021, Refunding, 5%, 7/15/23 ..................................... 300,000 310,930
GO, 2021, Refunding, 5%, 7/15/24 ..................................... 400,000 422,703
State of New Jersey ,
GO, 3%, 6/01/25 .................................................. 2,000,000 2,010,366
GO, 2020 A, 4%, 6/01/30 ............................................ 5,000,000 5,408,479
108,774,362
New Mexico 0.3%
d
City of Farmington , Public Service Co. of New Mexico , Revenue , 2010 A , Refunding ,
Mandatory Put , 0.875% , 10/01/26 ..................................... 4,250,000 3,869,707
New York 4.5%
City of New York , GO , 2019 A , Refunding , 5% , 8/01/22 .......................
5,000,000 5,032,425
County of Suffolk , GO , 2018 B , AGMC Insured , 4% , 10/15/28 ..................
4,205,000 4,475,100
Metropolitan Transportation Authority ,
d
Revenue, 2012 G-4, Refunding, Mandatory Put, 1.086%, 11/01/22 ............. 6,205,000 6,177,530
Revenue, 2017 A-2, Refunding, 5%, 11/15/25 ............................. 3,980,000 4,274,157
Revenue, 2020 A-1, 5%, 2/01/23 ...................................... 8,250,000 8,393,892
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 5%, 1/01/24 1,000,000 1,045,622
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 5%, 1/01/25 1,000,000 1,061,472
New York Liberty Development Corp. , Revenue , 2021 A , Refunding , 0.95% , 11/15/27
780,000 689,012
New York State Dormitory Authority , Cornell University , Revenue , 2020 A , Refunding ,
5% , 7/01/26 ...................................................... 5,000,000 5,557,369
New York State Energy Research & Development Authority ,
New York State Electric & Gas Corp., Revenue, 1994 D, Refunding, 3.5%, 10/01/29 3,000,000 2,975,843
d
Rochester Gas and Electric Corp., Revenue, 1997 A, Refunding, Mandatory Put, 3%,
7/01/25 ........................................................ 10,000,000 10,190,372
New York State Housing Finance Agency ,
Revenue, 2020 F, 1.1%, 11/01/26 ...................................... 2,860,000 2,658,959
d
Revenue, 2022 A-2, Mandatory Put, 2.5%, 5/01/27 ......................... 3,000,000 2,900,322

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York Transportation Development Corp. ,
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/25 ... $ 500,000 $ 528,047
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/25 ... 2,200,000 2,348,904
State of New York Mortgage Agency , Revenue , 212 , 2.95% , 4/01/25 .............
895,000 897,835
59,206,861
North Carolina 0.8%
City of Charlotte , COP , 2013 B , 3% , 6/01/22 ...............................
2,740,000 2,740,000
North Carolina Capital Facilities Finance Agency ,
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/24 .......... 1,200,000 1,263,293
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/25 .......... 1,000,000 1,071,304
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/26 .......... 850,000 922,719
North Carolina State University at Raleigh ,
Revenue, 2018, Refunding, 5%, 10/01/26 ................................ 3,000,000 3,351,821
Revenue, 2018, Refunding, 5%, 10/01/27 ................................ 1,500,000 1,706,897
11,056,034
North Dakota 0.7%
Cass County Joint Water Resource District , GO , 2021 A , Refunding , 0.48% , 5/01/24 .
5,000,000 4,829,894
City of Grand Forks ,
Altru Health System Obligated Group, Revenue, 2021, Refunding, 5%, 12/01/27 .. 1,125,000 1,241,321
Altru Health System Obligated Group, Revenue, 2021, Refunding, 5%, 12/01/28 .. 1,680,000 1,867,663
City of Horace , GO , 2021 B , Refunding , 0.6% , 10/01/23 ......................
1,600,000 1,554,795
9,493,673
Ohio 3.6%
American Municipal Power, Inc. , Revenue , 2009 B , 5.355% , 2/15/24 .............
4,465,000 4,580,746
Buckeye Tobacco Settlement Financing Authority ,
Revenue, Senior Lien, 2020 A-1, 1, Refunding, 1.65%, 6/01/23 ................ 2,500,000 2,469,311
Revenue, Senior Lien, 2020 A-1, 1, Refunding, 1.709%, 6/01/24 ............... 6,225,000 6,014,610
Revenue, Senior Lien, 2020 A-1, 1, Refunding, 1.809%, 6/01/25 ............... 1,850,000 1,744,392
Hillsdale Local School District , COP , 2020 , BAM Insured , 4% , 12/01/22 ...........
1,200,000 1,215,028
d,f
Ohio Air Quality Development Authority , Duke Energy Corp. , Revenue , 2022 A ,
Refunding , Mandatory Put , 4.25% , 6/01/27 ............................... 7,500,000 7,811,021
Ohio Water Development Authority ,
Revenue, 2018, 5%, 6/01/28 ......................................... 7,000,000 8,029,946
Water Pollution Control Loan Fund, Revenue, 2019 A, 5%, 6/01/29 ............. 8,500,000 9,884,270
Sycamore Community City School District , GO , 2020 , 4% , 12/01/23 .............
2,560,000 2,645,020
Youngstown State University ,
Revenue, 2021, Refunding, AGMC Insured, 4%, 12/15/24 ................... 645,000 675,618
Revenue, 2021, Refunding, AGMC Insured, 4%, 12/15/25 ................... 580,000 615,303
Revenue, 2021, Refunding, AGMC Insured, 4%, 12/15/26 ................... 850,000 913,337
46,598,602
Oklahoma 0.4%
Oklahoma Capitol Improvement Authority , Oklahoma State Regents for Higher
Education , Revenue , 2021 A , 0.453% , 7/01/22 ............................ 575,000 574,369
Oklahoma County Finance Authority , Oklahoma County Independent School District
No. 52 Midwest City-Del City , Revenue , 2018 , 5% , 10/01/22 .................. 1,000,000 1,012,061
Oklahoma State University , Revenue , 2021 A , Refunding , 5% , 9/01/23 ...........
705,000 732,944
Tulsa County Industrial Authority ,
Tulsa County Independent School District No. 11 Owasso, Revenue, 2018, 5%,
9/01/22 ........................................................ 1,500,000 1,513,758

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oklahoma (continued)
Tulsa County Industrial Authority, (continued)
Tulsa County Independent School District No. 11 Owasso, Revenue, 2018, 5%,
9/01/23 ........................................................ $ 1,170,000 $ 1,216,524
5,049,656
Oregon 0.9%
Deschutes & Jefferson Counties School District No. 2J Redmond , GO , 2021 , 3% ,
6/15/25 ......................................................... 850,000 873,067
Salem-Keizer School District No. 24J , GO , 2018 , 5% , 6/15/25 ..................
2,000,000 2,171,384
State of Oregon ,
GO, 2015 B, Refunding, 5%, 8/01/27 ................................... 2,785,000 3,030,899
Department of Transportation, Revenue, Senior Lien, 2012 A, Refunding, 5%,
11/15/22 ....................................................... 5,000,000 5,085,762
11,161,112
Pennsylvania 4.5%
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue, 2022, Refunding, 5%, 5/01/24 ................................. 150,000 156,216
Revenue, 2022, Refunding, 5%, 5/01/25 ................................. 500,000 527,671
Revenue, 2022, Refunding, 5%, 5/01/26 ................................. 500,000 534,702
Revenue, 2022, Refunding, 5%, 5/01/27 ................................. 590,000 637,739
d
Bethlehem Area School District Authority , Revenue , 2021 A , Refunding , Mandatory
Put , 0.873% , ( SOFR + 0.35% ), 11/01/25 ................................ 1,995,000 1,933,726
d
Geisinger Authority , Geisinger Health System Obligated Group , Revenue , 2014 B ,
Refunding , Mandatory Put , 1.78% , ( 1-month USD LIBOR + 1.07% ), 6/01/24 ...... 10,000,000 10,083,396
d
Lehigh County Industrial Development Authority , PPL Electric Utilities Corp. , Revenue ,
2016 A , Refunding , Mandatory Put , 1.8% , 9/01/22 ......................... 10,000,000 9,988,132
Pennsylvania Economic Development Financing Authority ,
d
Republic Services, Inc., Revenue, 2019 B-2, Mandatory Put, 0.3%, 7/15/22 ...... 2,500,000 2,492,145
UPMC Obligated Group, Revenue, 2017 A, Refunding, 5%, 11/15/29 ........... 1,230,000 1,355,872
d
Waste Management, Inc., Revenue, 2021 A, Mandatory Put, 1.19%, 6/03/24 ..... 6,000,000 5,785,225
d
Waste Management, Inc., Revenue, 2021 B, Refunding, Mandatory Put, 1.1%,
11/02/26 ....................................................... 4,000,000 3,596,507
Philadelphia Authority for Industrial Development , City of Philadelphia , Revenue , 1999
B , AMBAC Insured , Zero Cpn., 4/15/24 ................................. 4,100,000 3,868,312
Philadelphia Gas Works Co. ,
Revenue, Sixteenth A, AGMC Insured, 5%, 8/01/25 ........................ 500,000 539,681
Revenue, Sixteenth A, AGMC Insured, 5%, 8/01/26 ........................ 600,000 659,248
h
University of Pittsburgh-of the Commonwealth System of Higher Education , Revenue ,
FRN , 2019 , 1.15% , ( SIFMA Municipal Swap Index + 0.36% ), 2/15/24 ........... 7,750,000 7,774,166
Westmoreland County Industrial Development Authority ,
Excela Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 7/01/22 ...... 300,000 300,515
Excela Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 7/01/23 ...... 375,000 381,536
Westmoreland County Municipal Authority , Revenue , 2013 , Pre-Refunded , 5% , 8/15/37
7,895,000 8,213,043
58,827,832
Rhode Island 0.2%
City of Providence ,
GO, 2021 A, Refunding, 5%, 1/15/23 ................................... 475,000 484,016
GO, 2021 A, Refunding, 5%, 1/15/24 ................................... 500,000 521,377
GO, 2021 A, Refunding, 5%, 1/15/25 ................................... 500,000 531,121
GO, 2021 A, Refunding, 5%, 1/15/26 ................................... 500,000 539,819
2,076,333

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina 1.8%
d
Columbia Housing Authority , Columbia Leased Housing Associates I LLLP , Revenue ,
2022 , Mandatory Put , 2.25% , 10/01/25 .................................. $ 9,000,000 $ 8,860,537
e
County of Richland , Village at Sandhill Improvement District , Special Assessment ,
144A, 2021 , Refunding , 3% , 11/01/26 ................................... 805,000 743,719
South Carolina Public Service Authority ,
Revenue, 2021 B, 5%, 12/01/22 ....................................... 1,500,000 1,526,415
Revenue, 2021 B, 5%, 12/01/24 ....................................... 1,750,000 1,859,025
Revenue, D, 2.388%, 12/01/23 ........................................ 6,745,000 6,662,906
e
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 B , 4% , 12/01/24 .................................. 1,500,000 1,444,446
d
Spartanburg Housing Authority , CV Housing Partners LP , Revenue , 2022 , Mandatory
Put , 1.05% , 8/01/23 ................................................ 2,000,000 1,972,955
23,070,003
South Dakota 0.2%
South Dakota Health & Educational Facilities Authority ,
Sanford Obligated Group, Revenue, 2021, Refunding, 0.594%, 11/01/22 ........ 390,000 387,986
Sanford Obligated Group, Revenue, 2021, Refunding, 0.744%, 11/01/23 ........ 710,000 689,632
Sanford Obligated Group, Revenue, 2021, Refunding, 1.225%, 11/01/24 ........ 450,000 428,998
Sanford Obligated Group, Revenue, 2021, Refunding, 1.568%, 11/01/25 ........ 1,695,000 1,594,305
3,100,921
Tennessee 1.9%
City of Memphis ,
GO, 2018, 5%, 6/01/24 ............................................. 6,915,000 7,330,684
GO, 2018, 5%, 6/01/25 ............................................. 7,260,000 7,874,974
GO, 2018, 5%, 6/01/26 ............................................. 7,625,000 8,460,148
Tennessee Energy Acquisition Corp. ,
Revenue, 2021 A, 5%, 11/01/22 ....................................... 175,000 177,044
Revenue, 2021 A, 5%, 11/01/23 ....................................... 250,000 258,216
Revenue, 2021 A, 5%, 11/01/24 ....................................... 250,000 262,119
Revenue, 2021 A, 5%, 11/01/25 ....................................... 350,000 372,028
24,735,213
Texas 5.2%
Central Texas Turnpike System , Revenue, First Tier , 2002 A , BHAC, AMBAC Insured ,
Zero Cpn., 8/15/27 ................................................. 3,280,000 2,846,167
City of Dallas , Waterworks & Sewer System , Revenue , 2015 A , Refunding , 5% ,
10/01/26 ........................................................ 5,000,000 5,465,716
City of Houston , Combined Utility System , Revenue, First Lien , 2018 D , Refunding , 5% ,
11/15/26 ........................................................ 1,000,000 1,122,343
City of Lubbock , GO , 2018 , Refunding , 5% , 2/15/25 .........................
5,150,000 5,544,761
City of San Antonio , Electric & Gas Systems , Revenue , 2022 , Refunding , 5% , 2/01/23
4,000,000 4,093,926
Clifton Higher Education Finance Corp. , IDEA Public Schools , Revenue , 2017 ,
Refunding , PSF Guaranty , 4% , 8/15/22 ................................. 3,200,000 3,215,236
Grand Parkway Transportation Corp. , Revenue , 2013 B , Pre-Refunded , 5.25% ,
10/01/51 ........................................................ 27,930,000 29,225,287
Kaufman County Fresh Water Supply District No. 1-D ,
GO, 2021, 2%, 9/01/24 ............................................. 140,000 135,354
GO, 2021, 2%, 9/01/25 ............................................. 145,000 137,378
GO, 2021, 2%, 9/01/26 ............................................. 150,000 138,788
GO, 2021, 2%, 9/01/27 ............................................. 155,000 139,970
State of Texas ,
GO, 2018 B-3, Refunding, 5%, 8/01/24 .................................. 4,750,000 5,062,009
GO, 2018 B-3, Refunding, 5%, 8/01/25 .................................. 2,000,000 2,179,797
GO, 2018 B-3, Refunding, 5%, 8/01/26 .................................. 2,000,000 2,226,825

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Texas Water Development Board , State Revolving Fund , Revenue , 2018 , 5% , 8/01/27
$ 4,200,000 $ 4,779,559
e
Town of Little Elm , Valencia Public Improvement District , Special Assessment , 144A,
2021 , 2.375% , 9/01/26 .............................................. 245,000 223,181
Westside 211 Special Improvement District ,
GO, Sub. Lien, 2021, 2%, 8/15/23 ..................................... 255,000 254,346
GO, Sub. Lien, 2021, 2%, 8/15/25 ..................................... 265,000 255,950
GO, Sub. Lien, 2021, 2%, 8/15/27 ..................................... 280,000 260,776
67,307,369
Utah 0.5%
City of Salt Lake City ,
Airport, Revenue, 2021 A, 5%, 7/01/24 .................................. 1,000,000 1,049,377
Airport, Revenue, 2021 A, 5%, 7/01/26 .................................. 3,900,000 4,231,322
South Valley Water Reclamation Facility , Revenue , 2018 , AGMC Insured , 5% , 2/15/23
1,225,000 1,254,374
Utah Infrastructure Agency , Revenue , 2021 , 3% , 10/15/23 .....................
475,000 475,045
7,010,118
Virginia 1.0%
Virginia Small Business Financing Authority ,
Capital Beltway Express LLC, Revenue, Sub. Lien, 2022, Refunding, 2%, 12/31/23 10,000,000 10,003,995
g
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2022, Refunding, 4%,
1/01/29 ........................................................ 180,000 185,458
g
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2022, Refunding, 4%,
7/01/29 ........................................................ 1,750,000 1,802,954
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 3%, 12/01/22 ... 240,000 239,765
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 3%, 12/01/23 ... 300,000 298,696
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 3%, 12/01/24 ... 220,000 217,650
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 3%, 12/01/25 ... 230,000 225,133
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 3%, 12/01/26 ... 235,000 227,389
13,201,040
Washington 3.7%
Auburn School District No. 408 of King & Pierce Counties ,
GO, 2018, 5%, 12/01/27 ............................................. 1,700,000 1,942,477
GO, 2018, 5%, 12/01/28 ............................................. 3,300,000 3,770,690
Clark County School District No. 37 Vancouver , GO , 2021 , 4% , 12/01/22 ..........
3,575,000 3,622,453
County of King , GO , 2021 C , 0.61% , 12/01/23 ..............................
10,000,000 9,702,872
Energy Northwest , Bonneville Power Administration , Revenue , 2018 A , Refunding , 5% ,
7/01/23 ......................................................... 5,000,000 5,184,325
Spokane County School District No. 354 Mead ,
GO, 2018, 4%, 12/01/32 ............................................. 1,150,000 1,229,248
GO, 2018, 5%, 12/01/33 ............................................. 1,500,000 1,679,325
Spokane County School District No. 356 Central Valley , GO , 2018 , 4% , 12/01/31 ....
8,295,000 8,938,536
State of Washington ,
GO, R-2012D, Refunding, 5%, 7/01/23 .................................. 4,085,000 4,097,731
GO, R-2013B, Refunding, 5%, 7/01/23 .................................. 3,255,000 3,265,145
GO, R-2015 D, Refunding, 5%, 7/01/28 ................................. 3,985,000 4,262,980
e
Washington Health Care Facilities Authority , Fred Hutchinson Cancer Center Obligated
Group , Revenue , 144A, 2021 , 5% , 12/01/31 .............................. 280,000 314,766
48,010,548
West Virginia 0.1%
d
West Virginia Economic Development Authority , Appalachian Power Co. , Revenue ,
2010 A , Refunding , Mandatory Put , 0.625% , 12/15/25 ...................... 1,000,000 906,986

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin 0.3%
Public Finance Authority ,
2017 IAVF Rubix LLC, Revenue, 2020 A, 2.75%, 12/01/25 ................... $ 596,554 $ 573,397
Coral Academy of Science Las Vegas, Revenue, 2021 A, 4%, 7/01/26 .......... 150,000 150,880
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/25 ........................................... 285,000 292,769
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/26 ........................................... 300,000 308,399
e
WV 2020 Holdings LLC Obligated Group, Revenue, 144A, 2020 B, 4.25%, 6/01/25 2,174,000 2,101,648
Wisconsin Health & Educational Facilities Authority ,
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/23 .................................................... 250,000 251,151
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/24 .................................................... 160,000 161,486
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/26 .................................................... 345,000 348,548
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/27 .................................................... 360,000 362,389
4,550,667
Wyoming 0.1%
County of Laramie ,
Cheyenne Regional Medical Center, Revenue, 2021, Refunding, 4%, 5/01/23 ..... 800,000 816,986
Cheyenne Regional Medical Center, Revenue, 2021, Refunding, 4%, 5/01/27 ..... 550,000 588,272
1,405,258
U.S. Territories 0.1%
Puerto Rico 0.1%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/22 .. 150,000 150,430
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/23 .. 100,000 103,162
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/25 .. 195,000 208,673
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/27 .. 450,000 497,436
959,701
Total U.S. Territories .................................................................... 959,701
Total Municipal Bonds (Cost $1,182,630,375) ...................................
1,157,967,098
Total Long Term Investments (Cost $1,228,282,883) .............................
1,201,302,781
a
a a a a
Short Term Investments 9.7%
Municipal Bonds 9.7%
Arizona 0.0%
†
i
Arizona Industrial Development Authority , Phoenix Children's Hospital , Revenue , 2019
A , Refunding , LOC JPMorgan Chase Bank NA , Daily VRDN and Put , 0.62% , 2/01/48 500,000 500,000
Florida 2.3%
i
County of Martin , Florida Power & Light Co. , Revenue , 2000 , Refunding , Daily VRDN
and Put , 0.7% , 7/15/22 .............................................. 30,000,000 30,000,000
Georgia 0.2%
i
Development Authority of Monroe County (The) , Florida Power & Light Co. , Revenue ,
2002 , Refunding , Daily VRDN and Put , 0.71% , 9/01/37 ..................... 2,700,000 2,700,000

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
Maryland 2.0%
i
County of Montgomery , GO , 2017 E , SPA US Bank NA , Daily VRDN and Put , 0.62% ,
11/01/37 ........................................................ $ 13,550,000 $ 13,550,000
i
Maryland Health & Higher Educational Facilities Authority , University of Maryland
Medical System Obligated Group , Revenue , 2008 D , LOC TD Bank NA , Daily VRDN
and Put , 0.61% , 7/01/41 ............................................. 11,900,000 11,900,000
25,450,000
Minnesota 0.5%
i
City of Minneapolis St. Paul Housing & Redevelopment Authority , Allina Health
Obligated Group , Revenue , B-2 , LOC JPMorgan Chase Bank NA , Daily VRDN and
Put , 0.62% , 11/15/35 ............................................... 7,020,000 7,020,000
Missouri 0.2%
i
Health & Educational Facilities Authority of the State of Missouri , Washington University
(The) , Revenue , 2000 B , SPA JPMorgan Chase Bank NA , Daily VRDN and Put ,
0.62% , 3/01/40 ................................................... 3,100,000 3,100,000
New Jersey 0.0%
†
i
New Jersey Health Care Facilities Financing Authority , Virtua Health Obligated Group ,
Revenue , 2009 C , LOC JPMorgan Chase Bank NA , Daily VRDN and Put , 0.55% ,
7/01/43 ......................................................... 200,000 200,000
New York 1.3%
i
City of New York , GO , 2006 I , SPA State Street Bank & Trust Co. , Daily VRDN and Put ,
0.62% , 4/01/36 ................................................... 3,800,000 3,800,000
i
Metropolitan Transportation Authority , Dedicated Tax Fund , Revenue , 2008 A-1 ,
Refunding , LOC TD Bank NA , Daily VRDN and Put , 0.6% , 11/01/31 ............ 1,400,000 1,400,000
i
New York City Municipal Water Finance Authority , Water & Sewer System , Revenue ,
BB 1B , SPA State Street Bank & Trust Co. , Daily VRDN and Put , 0.58% , 6/15/49 .. 7,200,000 7,200,000
i
Triborough Bridge & Tunnel Authority , Revenue , 2001 C , Refunding , LOC State Street
Bank & Trust Co. , Daily VRDN and Put , 0.6% , 1/01/32 ...................... 5,300,000 5,300,000
17,700,000
North Carolina 0.1%
i
North Carolina Medical Care Commission , Moses H Cone Memorial Hospital Obligated
Group , Revenue , 2001 B , SPA Bank of Montreal , Daily VRDN and Put , 0.6% ,
10/01/35 ........................................................ 800,000 800,000
Tennessee 2.5%
i
Shelby County Health Educational & Housing Facilities Board , Methodist Le Bonheur
Healthcare Obligated Group , Revenue , 2008 A , AGMC Insured , SPA US Bank NA ,
Daily VRDN and Put , 0.64% , 6/01/42 ................................... 32,000,000 32,000,000
Virginia 0.6%
i
Albemarle County Economic Development Authority , Sentara Healthcare Obligated
Group , Revenue , 2018 B , Refunding , SPA TD Bank NA , Daily VRDN and Put , 0.65% ,
10/01/48 ........................................................ 7,700,000 7,700,000
Total Municipal Bonds (Cost $127,170,000) .....................................
127,170,000
Total Short Term Investments (Cost $127,170,000 ) ...............................
127,170,000
a
Total Investments (Cost $1,355,452,883) 101.8% ................................
$1,328,472,781
Other Assets, less Liabilities (1.8)% ...........................................
(23,927,874)
Net Assets 100.0% ...........................................................
$1,304,544,907

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 203 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in affiliated management investment companies.
b
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
c
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
d
The maturity date shown represents the mandatory put date.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2022, the aggregate value of these securities was $42,352,927, representing 3.2% of net assets.
f
A portion or all of the security purchased on a delayed delivery basis.
g
Security purchased on a when-issued basis.
h
The coupon rate shown represents the rate at period end.
i
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2022
Franklin Georgia Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.3%
California 0.3%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
$ 1,300,000 $ 1,168,407
Florida 1.1%
Capital Trust Agency, Inc. ,
Kingdom Development Obligated Group, Revenue, 2021 A-1, 3.75%, 12/01/36 .... 2,592,000 2,363,333
a
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 750,000 561,144
a
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 2,030,000 1,724,485
4,648,962
Georgia 89.0%
Athens Housing Authority ,
UGAREF East Campus Housing Phase II LLC, Revenue, 2017, Refunding, 5%,
6/15/36 ........................................................ 2,390,000 2,626,019
UGAREF East Campus Housing Phase II LLC, Revenue, 2017, Refunding, 4%,
6/15/40 ........................................................ 5,000,000 5,100,431
Atlanta & Fulton County Recreation Authority , City of Atlanta Park Tax , Revenue , 2014
A , Refunding , 5% , 12/01/35 .......................................... 3,530,000 3,740,595
Atlanta Development Authority (The) ,
City of Atlanta Hotel Motel Tax, Revenue, 2015 A-1, 5.25%, 7/01/40 ............ 7,750,000 8,230,941
City of Atlanta Hotel Motel Tax, Revenue, 2015 A-1, 5.25%, 7/01/44 ............ 3,000,000 3,176,534
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/26 .. 2,555,000 2,704,597
Auburn Urban Redevelopment Agency ,
City of Auburn, Revenue, 2020, BAM Insured, 4%, 10/01/45 .................. 1,000,000 1,020,954
City of Auburn, Revenue, 2020, BAM Insured, 4%, 10/01/50 .................. 1,000,000 1,015,461
Bainbridge Public Facilities Authority , County of Decatur , Revenue , 2018 , AGMC
Insured , 4% , 3/01/43 ............................................... 4,000,000 4,071,605
b
Baldwin County Hospital Authority ,
Oconee Regional Medical Center Obligated Group, Revenue, 1998, 5.25%, 12/01/22 2,500,000 25
Oconee Regional Medical Center Obligated Group, Revenue, 1998, 5.375%,
12/01/28 ....................................................... 2,000,000 20
Bleckley County School District , GO , 2020 , 5% , 10/01/42 .....................
2,055,000 2,369,216
Brookhaven Development Authority , Children's Healthcare of Atlanta Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 6,000,000 6,018,857
Carroll City-County Hospital Authority ,
Tanner Medical Center Obligated Group, Revenue, 2015, 5%, 7/01/41 .......... 2,000,000 2,084,385
Tanner Medical Center Obligated Group, Revenue, 2020, Refunding, 4%, 7/01/45 . 1,250,000 1,254,704
Tanner Medical Center Obligated Group, Revenue, 2020, Refunding, 4%, 7/01/50 . 1,500,000 1,494,607
Carrollton Payroll Development Authority , UWG Athletic Complex LLC , Revenue , 2014 ,
Refunding , AGMC Insured , 5% , 6/15/37 ................................. 3,140,000 3,332,829
City of Atlanta ,
Tax Allocation, 2016 B, Refunding, 5%, 1/01/31 ........................... 1,780,000 1,941,461
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2014 A, Refunding, 5%,
1/01/33 ........................................................ 4,005,000 4,153,606
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2014 A, Refunding, 5%,
1/01/34 ........................................................ 3,250,000 3,368,993
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2019 D, 4%, 7/01/36 ..... 4,500,000 4,631,379
Department of Aviation, Revenue, 2021 B, Refunding, 5%, 7/01/37 ............. 1,480,000 1,714,002
Department of Aviation, Revenue, 2021 C, Refunding, 5%, 7/01/37 ............. 1,500,000 1,680,161
Water & Wastewater, Revenue, 2001 A, AGMC, NATL RE Insured, 5.5%, 11/01/27 . 5,000,000 5,565,030
Water & Wastewater, Revenue, 2015, Pre-Refunded, 5%, 11/01/43 ............ 10,000,000 10,847,478
Water & Wastewater, Revenue, 2018 B, Refunding, 5%, 11/01/47 .............. 5,000,000 5,523,997
Water & Wastewater, Revenue, 2019, Refunding, 4%, 11/01/38 ............... 1,450,000 1,514,988

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
City of Baldwin , Water & Sewerage , Revenue , 2021 , Refunding , BAM Insured , 3% ,
6/01/46 ......................................................... $ 1,835,000 $ 1,699,575
City of Buford , GO , 2017 C , Pre-Refunded , 4% , 1/01/43 ......................
5,000,000 5,402,535
City of Cartersville , Water & Sewer , Revenue , 2018 , Refunding , 5% , 6/01/48 .......
4,000,000 4,411,692
City of Dalton , GO , 2018 , 5% , 2/01/48 ....................................
3,000,000 3,325,813
City of Monroe , Combined Utility , Revenue , 2020 , AGMC Insured , 4% , 12/01/50 ....
1,500,000 1,523,648
City of Warner Robins , Water & Sewerage , Revenue , 2020 , Refunding , 4% , 7/01/45 .
1,000,000 1,020,429
Cobb County Kennestone Hospital Authority ,
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 5%, 4/01/38 375,000 416,395
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/39 425,000 430,745
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 5%, 4/01/40 400,000 442,772
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/41 375,000 378,978
WellStar Health System Obligated Group, Revenue, 2022 A, 4%, 4/01/52 ........ 3,100,000 3,100,671
County of DeKalb ,
Water & Sewerage, Revenue, 2006 B, Refunding, AGMC Insured, 5%, 10/01/35 .. 5,655,000 6,203,092
Water & Sewerage, Revenue, 2011 A, 5.25%, 10/01/41 ..................... 4,225,000 4,233,732
County of Fulton , Water & Sewerage , Revenue , 2020 A , 3% , 1/01/45 .............
5,000,000 4,408,081
County of Oconee , GO , 2021 , 4% , 1/01/32 ................................
1,000,000 1,101,825
County of Rockdale ,
Stormwater System, Revenue, 2021, 4%, 7/01/36 ......................... 500,000 530,080
Stormwater System, Revenue, 2021, 4%, 7/01/41 ......................... 500,000 515,707
Coweta County Water & Sewage Authority ,
Revenue, 2021 B, 3%, 6/01/43 ........................................ 820,000 742,876
Revenue, 2021 B, 3%, 6/01/46 ........................................ 1,000,000 878,750
Dalton Whitfield County Joint Development Authority , Hamilton Health Care System
Obligated Group , Revenue , 2017 , 4% , 8/15/41 ............................ 3,000,000 3,039,407
DeKalb Newton & Gwinnett Counties Joint Development Authority , GGCF Athletic
Fields LLC , Revenue , 2012 A , AGMC Insured , 5% , 7/01/39 .................. 5,000,000 5,008,407
Development Authority for Fulton County ,
Georgia Tech Facilities, Inc., Revenue, 2018, 4%, 3/01/43 ................... 2,000,000 2,035,803
Piedmont Healthcare, Inc. Obligated Group, Revenue, 2014 A, Refunding, 5%,
7/01/44 ........................................................ 10,000,000 10,374,203
Piedmont Healthcare, Inc. Obligated Group, Revenue, 2019 A, 4%, 7/01/49 ...... 5,000,000 5,031,083
Tuff/Atlanta Housing LLC, Revenue, 2022, Refunding, 5%, 9/01/29 ............. 1,000,000 1,149,728
Tuff/Atlanta Housing LLC, Revenue, 2022, Refunding, 5%, 9/01/30 ............. 1,030,000 1,199,604
Tuff/Atlanta Housing LLC, Revenue, 2022, Refunding, 5%, 9/01/31 ............. 1,235,000 1,452,432
Tuff/Atlanta Housing LLC, Revenue, 2022, Refunding, 5%, 9/01/32 ............. 1,350,000 1,601,447
WellStar Health System Obligated Group, Revenue, 2017, 5%, 4/01/47 ......... 1,000,000 1,064,065
WellStar Health System Obligated Group, Revenue, 2020 A, 4%, 4/01/50 ........ 4,000,000 4,007,480
Development Authority of Burke County (The) , Oglethorpe Power Corp. , Revenue ,
2017 , Refunding , 4.125% , 11/01/45 .................................... 6,000,000 5,973,239
Development Authority of Cobb County (The) ,
Georgia Tech Cobb Research Campus LLC, Revenue, 2017 A, 4%, 6/01/42 ...... 1,600,000 1,627,671
Kennesaw State University Real Estate Obligated Group 2015 ABC, Revenue, Senior
Lien, 2015 A, Refunding, 5%, 7/15/38 ................................. 2,000,000 2,129,087
KSU 2020 Housing Real Estate Foundation LLC, Revenue, 2020, 4%, 7/15/52 .... 5,720,000 5,776,451
KSU University II Real Estate Foundation LLC, Revenue, 2021, Refunding, 4%,
7/15/34 ........................................................ 1,000,000 1,060,874
University System of Georgia, Revenue, 2020 C, 4%, 7/15/52 ................ 2,000,000 2,019,738

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Development Authority of Gwinnett County , Gwinnett County School District , COP ,
2006 , NATL Insured , 5.25% , 1/01/24 ................................... $ 2,000,000 $ 2,107,961
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 4,825,000 4,040,682
Etowah Water & Sewer Authority , Revenue , 2019 , Refunding , BAM Insured , 3% ,
3/01/44 ......................................................... 1,250,000 1,093,626
Floyd County Hospital Authority , Floyd Obligated Group , Revenue , 2016 , Pre-
Refunded , 4% , 7/01/43 ............................................. 7,735,000 8,318,493
Forsyth County School District , GO , 2018 , 5% , 2/01/38 .......................
2,650,000 2,986,894
Fulton County Residential Care Facilities for the Elderly Authority , Lenbrook Square
Foundation Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/42 .......... 6,000,000 6,130,666
Gainesville & Hall County Hospital Authority ,
Northeast Georgia Health System Obligated Group, Revenue, 2017 A, Refunding,
5%, 2/15/42 .................................................... 7,000,000 7,398,854
Northeast Georgia Health System Obligated Group, Revenue, 2020 A, Refunding,
4%, 2/15/45 .................................................... 5,000,000 4,922,867
Northeast Georgia Health System Obligated Group, Revenue, 2021 A, 4%, 2/15/51 5,000,000 4,855,120
Gainesville School District , GO , 2020 , 4% , 11/01/42 .........................
1,000,000 1,045,907
Georgia Higher Education Facilities Authority , USG Real Estate Foundation III LLC ,
Revenue , 2020 , Refunding , 4% , 6/15/41 ................................. 2,305,000 2,375,119
Georgia Housing & Finance Authority ,
Revenue, 2013 A, 3.8%, 12/01/37 ..................................... 2,625,000 2,632,088
Revenue, 2018 A, 3.85%, 12/01/38 .................................... 3,165,000 3,192,262
Revenue, 2018 A, 3.95%, 12/01/43 .................................... 1,210,000 1,219,854
Revenue, 2019 A, Refunding, 3.7%, 6/01/49 .............................. 4,720,000 4,572,273
Georgia Ports Authority , Revenue , 2021 , 4% , 7/01/51 ........................
3,250,000 3,321,048
Glynn-Brunswick Memorial Hospital Authority , Southeast Georgia Health System
Obligated Group , Revenue , 2017 , 5% , 8/01/47 ............................ 5,000,000 5,180,351
Gwinnett County School District , GO , 2019 , 5% , 2/01/41 ......................
3,000,000 3,433,641
Henry County School District , GO , 2016 , Pre-Refunded , 4% , 8/01/33 .............
5,000,000 5,373,042
Hogansville Ga Combined Public Utility System , Revenue , 1993 , Refunding , AGMC
Insured , 6% , 10/01/23 .............................................. 980,000 1,034,006
Lawrenceville Building Authority , City of Lawrenceville , Revenue , 2015 , 5% , 4/01/35 .
2,270,000 2,417,778
Main Street Natural Gas, Inc. ,
Revenue, 2007 A, 5.5%, 9/15/27 ...................................... 5,000,000 5,569,060
Revenue, 2019 A, 5%, 5/15/38 ........................................ 2,500,000 2,757,528
a,c
Revenue, 144A, 2022 C, Mandatory Put, 4%, 11/01/27 ...................... 8,000,000 8,004,885
Metropolitan Atlanta Rapid Transit Authority , Revenue , 2015 B , 5% , 7/01/45 ........
5,000,000 5,430,369
Monroe County Public Facilities Authority , County of Monroe , Revenue , 2020 , 4% ,
6/01/42 ......................................................... 1,000,000 1,015,852
Moultrie-Colquitt Counties Development Authority , Philadelphia College of Osteopathic
Medicine Obligated Group , Revenue , 2018 , 5% , 12/01/43 ................... 4,815,000 5,379,349
Municipal Electric Authority of Georgia ,
Revenue, 2019 A, AGMC Insured, 4%, 1/01/44 ............................ 5,000,000 5,059,959
Revenue, 2020 A, Refunding, 5%, 1/01/50 ............................... 3,500,000 3,823,374
Revenue, 2021 A, Refunding, 4%, 1/01/46 ............................... 330,000 321,101
Revenue, 2021 A, Refunding, 4%, 1/01/51 ............................... 425,000 407,921
Revenue, 2021 A, Refunding, 5%, 1/01/56 ............................... 750,000 805,871
Revenue, GG, Refunding, 5%, 1/01/39 .................................. 7,000,000 7,077,451
Municipal Gas Authority of Georgia ,
Revenue, S, Refunding, 5%, 10/01/25 .................................. 2,500,000 2,523,742
Revenue, S, Refunding, 5%, 10/01/26 .................................. 2,500,000 2,523,247

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Pierce County School District , GO , 2017 , 4% , 1/01/43 ........................
$ 3,725,000 $ 3,819,470
Private Colleges & Universities Authority ,
Emory University, Revenue, 2013 A, 5%, 10/01/43 ......................... 5,000,000 5,116,895
Emory University, Revenue, 2019 B, Refunding, 5%, 9/01/48 ................. 4,000,000 4,471,627
Mercer University, Revenue, 2021, Refunding, 4%, 10/01/50 ................. 5,400,000 5,238,089
Pulaski County School District , GO , 2020 , 4% , 10/01/42 ......................
1,000,000 1,045,499
Richmond County Hospital Authority , University Health Services Obligated Group ,
Revenue , 2016 , Refunding , 4% , 1/01/35 ................................. 8,000,000 8,146,673
Savannah Hospital Authority , St. Joseph's/Candler Health System Obligated Group ,
Revenue , 2019 A , Refunding , 4% , 7/01/43 ............................... 10,000,000 9,844,224
Sinclair Water Authority , Revenue , 2019 , Refunding , AGMC Insured , 5% , 4/01/48 ...
2,000,000 2,231,472
Worth County School District , GO , 2017 , 5% , 12/01/42 .......................
5,000,000 5,541,991
358,309,171
Illinois 0.8%
State of Illinois ,
GO, 2021 A, 5%, 3/01/37 ............................................ 250,000 264,554
GO, 2021 B, 4%, 12/01/38 ........................................... 3,000,000 2,878,834
3,143,388
New Jersey 0.3%
New Jersey Transportation Trust Fund Authority , Revenue , 2021 A , Refunding , 5% ,
6/15/31 ......................................................... 1,220,000 1,367,294
New York 0.7%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/48 ..........
3,000,000 2,911,313
South Carolina 0.5%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 900,000 755,923
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 900,000 755,110
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 500,000 413,753
1,924,786
Texas 0.6%
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 1,200,000 1,017,553
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,500,000 1,274,610
2,292,163
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 900,000 755,340
Wisconsin 1.1%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 900,000 750,345
Affordable Housing Corp. Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 2,300,000 2,285,204
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021 A, 3.4%, 12/01/36 ....... 1,500,000 1,253,214
4,288,763
U.S. Territories 2.7%
Puerto Rico 2.7%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 560,000 584,116

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 203 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Electric Power Authority, (continued)
b
Revenue, XX-RSA-1, 5.25%, 7/01/40 ................................... $ 2,270,000 $ 2,122,450
Puerto Rico Highway & Transportation Authority ,
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/32 ................... 4,800,000 5,074,653
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 1,450,000 1,508,467
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 1,100,000 1,182,066
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
480,000 489,223
10,960,975
Total U.S. Territories .................................................................... 10,960,975
Total Municipal Bonds (Cost $407,891,016) .....................................
391,770,562
a a a a
Short Term Investments 0.1%
Municipal Bonds 0.1%
Georgia 0.1%
d
Development Authority of Monroe County (The) , Florida Power & Light Co. , Revenue ,
2002 , Refunding , Daily VRDN and Put , 0.71% , 9/01/37 ..................... 400,000 400,000
Total Municipal Bonds (Cost $400,000) .........................................
400,000
Total Short Term Investments (Cost $400,000 ) ..................................
400,000
a
Total Investments (Cost $408,291,016) 97.4% ...................................
$392,170,562
Other Assets, less Liabilities 2.6% .............................................
10,447,559
Net Assets 100.0% ...........................................................
$402,618,121
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2022, the aggregate value of these securities was $22,837,138, representing 5.7% of net assets.
b
Defaulted security or security for which income has been deemed uncollectible.
c
The maturity date shown represents the mandatory put date.
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2022
Franklin High Yield Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Management Investment Companies 0.7%
Capital Markets 0.7%
a
Franklin Dynamic Municipal Bond ETF ................................... 1,705,000 $ 41,090,500
Total Management Investment Companies (Cost $44,466,488) ....................
41,090,500
Principal
Amount
a a a a
Corporate Bonds 1.8%
Commercial Services & Supplies 0.2%
b
CalPlant I LLC ,
21A, Senior Secured Note, 144A, 9.5%, 10/12/22 .......................... $ 1,920,000 1,922,844
21B, Senior Secured Note, 144A, 9.5%, 10/12/22 .......................... 7,205,000 7,214,688
c
22A, Senior Secured Note, 144A, 9.5%, 10/12/22 .......................... 3,975,000 3,980,887
13,118,419
Diversified Consumer Services 1.5%
Grand Canyon University , 5.125% , 10/01/28 ...............................
93,000,000 89,745,000
Health Care Providers & Services 0.1%
b
Christian Care Centers, Inc. , 144A, 12% , 11/30/22 ........................... 2,950,000 2,876,250
Total Corporate Bonds (Cost $108,978,604) .....................................
105,739,669
Municipal Bonds 96.5%
Alabama 2.9%
County of Jefferson ,
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/28 .................... 7,350,000 5,165,108
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/29 .................... 13,465,000 8,733,386
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/30 .................... 19,050,000 11,379,758
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/31 .................... 24,845,000 13,643,783
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/32 .................... 30,825,000 15,602,031
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/33 .................... 35,700,000 16,678,901
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/34 .................... 28,020,000 12,052,769
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/35 .................... 15,000,000 5,946,357
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/36 .................... 12,425,000 4,526,118
Sewer, Revenue, Sub. Lien, 2013 F, Zero Cpn., 10/01/39 .................... 75,000,000 76,201,110
MidCity Improvement District ,
Assessment Area, Special Assessment, 2022, 3.875%, 11/01/27 .............. 300,000 277,907
Assessment Area, Special Assessment, 2022, 4.25%, 11/01/32 ............... 600,000 532,415
Assessment Area, Special Assessment, 2022, 4.5%, 11/01/42 ................ 1,090,000 915,927
Assessment Area, Special Assessment, 2022, 4.75%, 11/01/49 ............... 1,250,000 1,042,469
172,698,039
Arizona 1.8%
Arizona Industrial Development Authority ,
b
Doral Academy of Northern Nevada Obligated Group, Revenue, 144A, 2021 A,
Refunding, 4%, 7/15/41 ............................................ 265,000 238,655
Great Lakes Senior Living Communities LLC, Revenue, Second Tier, 2019 B,
5.125%, 1/01/54 ................................................. 3,005,000 1,998,327
Industrial Development Authority of the City of Phoenix (The) , Downtown Phoenix
Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/42 .............. 1,000,000 1,035,988
b
Industrial Development Authority of the County of Pima (The) ,
American Leadership Academy, Inc., Revenue, 144A, 2017, Refunding, 5%, 6/15/47 2,150,000 2,152,846
American Leadership Academy, Inc., Revenue, 144A, 2019, Refunding, 5%, 6/15/49 1,235,000 1,245,693
American Leadership Academy, Inc., Revenue, 144A, 2022, Refunding, 4%, 6/15/57 8,500,000 7,093,470
La Paz County Industrial Development Authority ,
Harmony Public Schools, Revenue, 2018 A, 5%, 2/15/38 .................... 1,000,000 1,050,854

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
La Paz County Industrial Development Authority, (continued)
Harmony Public Schools, Revenue, 2018 A, 5%, 2/15/48 .................... $ 1,000,000 $ 1,039,839
b
Maricopa County Industrial Development Authority ,
Arizona Autism Charter Schools Obligated Group, Revenue, 144A, 2021 A, 4%,
7/01/41 ........................................................ 370,000 319,491
Arizona Autism Charter Schools Obligated Group, Revenue, 144A, 2021 A, 4%,
7/01/51 ........................................................ 545,000 437,759
Arizona Autism Charter Schools Obligated Group, Revenue, 144A, 2021 A, 4%,
7/01/61 ........................................................ 2,625,000 2,015,072
Benjamin Franklin Charter School Obligated Group, Revenue, 144A, 2018 A, 6%,
7/01/38 ........................................................ 5,000,000 5,566,212
Benjamin Franklin Charter School Obligated Group, Revenue, 144A, 2018 A, 6%,
7/01/52 ........................................................ 10,000,000 10,967,940
Commercial Metals Co., Revenue, 144A, 2022, 4%, 10/15/47 ................. 4,000,000 3,682,046
Salt Verde Financial Corp. ,
Revenue, 2007-1, 5.25%, 12/01/25 .................................... 6,000,000 6,468,025
Revenue, 2007-1, 5.5%, 12/01/29 ..................................... 11,105,000 12,631,618
b
Sierra Vista Industrial Development Authority ,
Georgetown Community Development Authority, Revenue, 144A, 2021 A, Zero Cpn.,
10/01/56 ....................................................... 18,880,000 12,159,552
Georgetown Community Development Authority, Revenue, 144A, 2021 B, 6.25%,
10/01/36 ....................................................... 3,945,000 3,371,245
Tempe Industrial Development Authority ,
b
Mirabella at ASU, Inc., Revenue, 144A, 2017 A, 6%, 10/01/37 ................ 1,900,000 1,904,957
b
Mirabella at ASU, Inc., Revenue, 144A, 2017 A, 6.125%, 10/01/47 ............. 4,850,000 4,846,400
b
Mirabella at ASU, Inc., Revenue, 144A, 2017 A, 6.125%, 10/01/52 ............. 2,800,000 2,778,723
Tempe Life Care Village Obligated Group, Revenue, 2019, 5%, 12/01/50 ........ 4,300,000 4,099,275
Tempe Life Care Village Obligated Group, Revenue, 2019, 5%, 12/01/54 ........ 8,000,000 7,558,990
Tempe Life Care Village Obligated Group, Revenue, 2021 A, Refunding, 4%,
12/01/46 ....................................................... 500,000 404,346
Tempe Life Care Village Obligated Group, Revenue, 2021 B, 4%, 12/01/56 ....... 4,260,000 3,197,935
Yuma County Industrial Development Authority , Far West Water & Sewer, Inc. ,
Revenue , 2007 A , Refunding , 6.375% , 12/01/37 ........................... 13,715,000 11,894,697
110,159,955
California 19.0%
Alvord Unified School District , GO , 2011 B , AGMC Insured , Zero Cpn., 8/01/41 .....
30,750,000 13,789,708
b
California Community Housing Agency ,
Annadel Apartments, Revenue, 144A, 2019 A, 5%, 4/01/49 .................. 10,800,000 10,458,265
Aster Apartments, Revenue, Junior Lien, 144A, 2021 A-2, 4%, 2/01/43 .......... 8,895,000 7,925,417
Aster Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 4%, 2/01/56 .......... 1,800,000 1,692,132
Brio Apartments & Next on Lex Apartments, Revenue, Senior Lien, 144A, 2021 A-1,
4%, 2/01/56 .................................................... 8,500,000 7,990,621
Fountains at Emerald Park, Revenue, Junior Lien, 144A, 2021 A-2, 4%, 8/01/46 ... 5,250,000 4,347,620
K Street Flats, Revenue, 144A, 2021 A-2, 4%, 8/01/50 ...................... 16,500,000 13,195,330
Mira Vista Hills Apartments, Revenue, 144A, 2021 A, 4%, 2/01/56 ............. 30,500,000 26,490,360
d
Twin Creek Apartments, Revenue, Junior Lien, 144A, 2022 B, 5.5%, 2/01/40 ..... 4,400,000 4,259,764
California County Tobacco Securitization Agency , Alameda County Tobacco Asset
Securitization Corp. , Revenue , 2002 , 5.875% , 6/01/35 ...................... 2,815,000 2,857,730
b
California Municipal Finance Authority ,
California Baptist University, Revenue, 144A, 2015 A, 5.5%, 11/01/45 ........... 17,400,000 18,406,665
California Baptist University, Revenue, 144A, 2016 A, 5%, 11/01/46 ............ 6,800,000 7,100,394
Capital Christian Center, Revenue, 144A, 2021 A, 5%, 10/01/51 ............... 8,425,000 7,722,941
b
California Pollution Control Financing Authority ,
e
CalPlant I LLC, Revenue, 144A, 2017, 7.5%, 7/01/32 ....................... 24,500,000 14,700,000

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
b
California Pollution Control Financing Authority, (continued)
e
CalPlant I LLC, Revenue, 144A, 2017, 8%, 7/01/39 ........................ $ 10,000,000 $ 6,000,000
CalPlant I LLC, Revenue, 144A, 2020, 7.5%, 7/01/32 ....................... 10,000,000 8,500,000
Rialto Bioenergy Facility LLC, Revenue, 144A, 2018, 6.75%, 12/01/28 .......... 1,700,000 1,349,942
Rialto Bioenergy Facility LLC, Revenue, 144A, 2018, 7.5%, 12/01/40 ........... 5,300,000 3,591,538
b
California Public Finance Authority ,
Crossroads Christian Schools Obligated Group, Revenue, 144A, 2020, 5%, 1/01/56 4,015,000 3,635,160
Keck Graduate Institute of Applied Life Sciences, Revenue, 144A, 2017 A,
Refunding, 5%, 7/01/47 ............................................ 2,900,000 2,290,814
Kendal at Sonoma Obligated Group, Revenue, 144A, 2021 A, Refunding, 5%,
11/15/46 ....................................................... 1,250,000 1,254,640
California Statewide Communities Development Authority ,
b
Lancer Educational Housing LLC, Revenue, 144A, 2016 A, Refunding, 5%, 6/01/36 7,210,000 7,492,805
Loma Linda University Medical Center Obligated Group, Revenue, 2014 A, 5.25%,
12/01/44 ....................................................... 20,555,000 21,072,900
b
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2016 A,
5.25%, 12/01/56 ................................................. 3,000,000 3,055,470
b
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/39 ............. 1,275,000 1,230,348
b
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/49 ............. 3,725,000 3,446,676
Centinela Valley Union High School District , GO , 2012 B , Refunding , AGMC Insured ,
Zero Cpn., 8/01/37 ................................................. 8,400,000 3,504,064
City of San Francisco , 5.25% , 9/01/49 ....................................
10,000,000 7,955,690
b
CMFA Special Finance Agency ,
Revenue, Junior Lien, 144A, 2022 A-2, 4.5%, 8/01/51 ....................... 38,000,000 28,877,545
Solana at Grand, Revenue, Junior Lien, 144A, 2021 A-2, 4%, 8/01/45 ........... 35,000,000 29,009,533
Solana at Grand, Revenue, Senior Lien, 144A, 2021 A-1, 4%, 8/01/56 .......... 1,700,000 1,597,458
b
CMFA Special Finance Agency VII ,
Breakwater Apartments (The), Revenue, 144A, 2021 A-1, 3%, 8/01/56 .......... 1,750,000 1,334,241
Breakwater Apartments (The), Revenue, 144A, 2021 A-2, 4%, 8/01/47 .......... 34,150,000 27,968,648
b
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 4,500,000 3,719,129
b
CMFA Special Finance Agency XII , Allure Apartments , Revenue , 144A, 2022 A-2 ,
4.375% , 8/01/49 ................................................... 17,000,000 13,966,382
Compton Community College District ,
GO, 2013 D, Refunding, BAM Insured, Zero Cpn., 8/01/30 ................... 3,425,000 2,173,046
GO, 2013 D, Refunding, BAM Insured, Zero Cpn., 8/01/32 ................... 4,000,000 2,206,855
GO, 2013 D, Refunding, BAM Insured, Zero Cpn., 8/01/34 ................... 4,560,000 2,174,820
GO, 2013 D, Refunding, BAM Insured, Zero Cpn., 8/01/36 ................... 5,250,000 2,169,369
GO, 2013 D, Refunding, BAM Insured, Zero Cpn., 8/01/37 ................... 3,065,000 1,178,749
GO, 2013 D, Refunding, BAM Insured, Zero Cpn., 8/01/38 ................... 6,000,000 2,149,081
b
CSCDA Community Improvement Authority ,
Cameo/Garrison Apartments, Revenue, 144A, 2021 B, 4%, 3/01/57 ............ 10,000,000 7,826,236
Cameo/Garrison Apartments, Revenue, Senior Lien, 144A, 2021 A-2, 3%, 3/01/57 . 7,500,000 5,704,928
Crescent (The), Revenue, 144A, 2022 B, 5.5%, 7/01/59 ..................... 15,935,000 12,997,942
Dublin, Revenue, 144A, 2021 B, 4%, 2/01/57 ............................. 7,500,000 5,823,155
Escondido Portfolio, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 6/01/48 ........ 16,000,000 12,364,293
Jefferson Platinum Triangle Apartments, Revenue, 144A, 2021 A-2, 3.125%, 8/01/56 10,000,000 7,585,040
Park Crossing Apartments, Revenue, 144A, 2021 B, 4%, 12/01/48 ............. 14,235,000 11,191,459
Parrallel-Anaheim, Revenue, 144A, 2021 A, 4%, 8/01/56 .................... 8,000,000 7,126,382
Union South Bay, Revenue, 144A, 2021 A-2, 4%, 7/01/56 .................... 12,500,000 10,848,775
Wood Creek Apartments, Revenue, Sub. Lien, 144A, 2021 B, 4%, 12/01/59 ...... 19,800,000 12,909,356
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/30 .............. 10,000,000 10,729,086
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/31 .............. 7,295,000 7,931,347

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
M-S-R Energy Authority ,
Revenue, 2009 B, 6.125%, 11/01/29 ................................... $ 28,865,000 $ 32,565,857
Revenue, 2009 B, 7%, 11/01/34 ....................................... 20,000,000 25,530,762
Revenue, 2009 C, 6.5%, 11/01/39 ..................................... 20,000,000 25,616,982
Palmdale Elementary School District ,
Community Facilities District No. 90-1, Special Tax, 2012 A, AGMC Insured, Zero
Cpn., 8/01/28 ................................................... 1,500,000 1,238,912
Community Facilities District No. 90-1, Special Tax, 2012 A, AGMC Insured, Zero
Cpn., 8/01/30 ................................................... 1,250,000 952,340
Community Facilities District No. 90-1, Special Tax, 2012 A, AGMC Insured, Zero
Cpn., 8/01/31 ................................................... 1,250,000 912,816
Community Facilities District No. 90-1, Special Tax, 2012 A, AGMC Insured, Zero
Cpn., 8/01/34 ................................................... 2,500,000 2,479,872
River Islands Public Financing Authority ,
Community Facilities District No. 2021-1, Special Tax, 2021, 4%, 9/01/28 ........ 480,000 486,490
Community Facilities District No. 2021-1, Special Tax, 2021, 4%, 9/01/32 ........ 520,000 516,656
Riverside County Transportation Commission ,
Revenue, Senior Lien, 2013 B, Zero Cpn., 6/01/32 ......................... 4,000,000 2,635,108
Revenue, Senior Lien, 2013 B, Zero Cpn., 6/01/33 ......................... 5,500,000 3,455,648
Revenue, Senior Lien, 2013 B, Zero Cpn., 6/01/41 ......................... 5,000,000 2,158,449
Revenue, Senior Lien, 2013 B, Zero Cpn., 6/01/42 ......................... 7,000,000 2,875,694
San Diego Unified School District ,
GO, 2012 E, Zero Cpn., 7/01/42 ....................................... 44,565,000 33,645,857
GO, 2012 E, Zero Cpn., 7/01/47 ....................................... 33,305,000 25,324,193
San Joaquin Hills Transportation Corridor Agency ,
Revenue, 1997 A, Refunding, 6%, 1/15/45 ............................... 35,834,000 47,236,232
Revenue, 1997 A, Refunding, 6%, 1/15/46 ............................... 35,834,000 47,373,261
Revenue, Junior Lien, ETM, Zero Cpn., 1/01/25 ........................... 45,200,000 42,889,516
Revenue, Junior Lien, ETM, Zero Cpn., 1/01/26 ........................... 131,900,000 122,075,165
Revenue, Junior Lien, ETM, Zero Cpn., 1/01/27 ........................... 139,100,000 125,408,554
Revenue, Junior Lien, 2014 B, Refunding, 5.25%, 1/15/44 ................... 20,000,000 20,793,208
Revenue, Junior Lien, 2014 B, Refunding, 5.25%, 1/15/49 ................... 25,000,000 25,933,660
San Mateo Foster City School District , GO , A , Zero Cpn., 8/01/42 ...............
40,000,000 40,489,472
San Mateo Union High School District , GO , 2011 A , Zero Cpn., 9/01/41 ...........
20,000,000 19,891,114
San Ysidro School District ,
GO, 2015, Refunding, AGMC Insured, Zero Cpn., 8/01/42 ................... 10,000,000 3,656,074
GO, 2015, Refunding, AGMC Insured, Zero Cpn., 8/01/43 ................... 12,500,000 4,325,546
Silicon Valley Tobacco Securitization Authority ,
Revenue, 2007 A, Zero Cpn., 6/01/36 ................................... 15,000,000 6,902,558
Revenue, 2007 C, Zero Cpn., 6/01/56 .................................. 60,000,000 7,042,302
Southern California Public Power Authority , Revenue , 2007 A , 5.25% , 11/01/27 .....
9,855,000 10,831,480
Tobacco Securitization Authority of Southern California ,
San Diego County Tobacco Asset Securitization Corp., Revenue, 2006 B, Zero Cpn.,
6/01/46 ........................................................ 50,000,000 9,694,905
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 B-2,
Refunding, Zero Cpn., 6/01/54 ...................................... 18,000,000 3,285,675
1,145,104,207

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado 5.7%
3rd and Havana Metropolitan District , GO , 2020 A , 5.25% , 12/01/49 .............
$ 3,775,000 $ 3,701,098
9th Avenue Metropolitan District No. 2 , GO , 2018 , 5% , 12/01/48 ................
7,420,000 7,183,994
Aerotropolis Regional Transportation Authority , Revenue , 2019 , 5% , 12/01/51 ......
5,500,000 5,513,132
Allison Valley Metropolitan District No. 1 , GO , 2020 , Refunding , 5% , 12/01/47 ......
4,250,000 3,977,059
Allison Valley Metropolitan District No. 2 , GO , 2020 , Refunding , 4.7% , 12/01/47 .....
3,000,000 2,657,944
Aurora Crossroads Metropolitan District No. 2 ,
GO, Senior Lien, 2020 A, 5%, 12/01/40 ................................. 1,500,000 1,507,973
GO, Senior Lien, 2020 A, 5%, 12/01/50 ................................. 1,500,000 1,429,980
Banning Lewis Ranch Regional Metropolitan District No. 1 , GO , 2018 A , 5.375% ,
12/01/48 ........................................................ 2,245,000 2,275,710
Baseline Metropolitan District No. 1 ,
GO, 2021 A, 5%, 12/01/51 ........................................... 1,500,000 1,364,740
GO, 2021 B, 7.5%, 12/15/51 ......................................... 2,190,000 2,008,442
b
Bent Grass Metropolitan District , GO , 144A, 2020 , Refunding , 5.25% , 12/01/49 ..... 1,685,000 1,689,290
Bradburn Metropolitan District No. 2 ,
GO, 2018 A, Refunding, 5%, 12/01/38 .................................. 600,000 607,675
GO, 2018 A, Refunding, 5%, 12/01/47 .................................. 2,400,000 2,404,897
Brighton Crossing Metropolitan District No. 4 ,
GO, 2017 A, 5%, 12/01/37 ........................................... 525,000 531,374
GO, 2017 A, 5%, 12/01/47 ........................................... 2,440,000 2,446,353
Brighton Crossing Metropolitan District No. 6 , GO , 2020 A(3) , 5% , 12/01/50 ........
2,000,000 1,895,421
b
Broadway Park North Metropolitan District No. 2 ,
GO, 144A, 2020, Refunding, 5%, 12/01/40 ............................... 1,325,000 1,333,028
GO, 144A, 2020, Refunding, 5%, 12/01/49 ............................... 1,575,000 1,563,360
b
Broomfield Village Metropolitan District No. 2 , GO , 144A, 2021 A-2 , Refunding , 5% ,
12/01/49 ........................................................ 740,000 705,994
Centerra Metropolitan District No. 1 , GO , 2020 A , Refunding , 5% , 12/01/51 ........
4,000,000 3,821,972
Clear Creek Transit Metropolitan District No. 2 ,
GO, 2021 A, 5%, 12/01/41 ........................................... 580,000 557,695
GO, 2021 A, 5%, 12/01/50 ........................................... 1,000,000 918,568
Colliers Hill Metropolitan District No. 2 , GO , 2022 B-1 , Refunding , 6% , 12/15/47 ....
2,250,000 1,930,932
Colorado Health Facilities Authority ,
Aberdeen Ridge, Inc. Obligated Group, Revenue, 2021 A, 5%, 5/15/49 .......... 2,235,000 2,043,724
Aberdeen Ridge, Inc. Obligated Group, Revenue, 2021 A, 5%, 5/15/58 .......... 4,750,000 4,178,556
Frasier Meadows Manor, Inc. Obligated Group, Revenue, 2017 A, Refunding, 5.25%,
5/15/47 ........................................................ 6,500,000 6,615,951
Frasier Meadows Manor, Inc. Obligated Group, Revenue, 2017 B, Refunding, 5%,
5/15/48 ........................................................ 12,255,000 12,633,346
Parkview Medical Center, Inc. Obligated Group, Revenue, 2020 A, 4%, 9/01/45 ... 1,000,000 974,105
Parkview Medical Center, Inc. Obligated Group, Revenue, 2020 A, 4%, 9/01/50 ... 4,525,000 4,331,601
Conestoga Metropolitan District No. 2 , GO , 2021 A-3 , Refunding , 5.25% , 12/01/51 ..
1,625,000 1,486,137
Constitution Heights Metropolitan District , GO , 2020 , Refunding , 5% , 12/01/49 .....
1,760,000 1,744,409
Copperleaf Metropolitan District No. 6 ,
GO, 2018 A, Pre-Refunded, 5.25%, 12/01/48 ............................. 3,850,000 4,153,990
GO, 2022 B, 6%, 12/15/41 ........................................... 1,225,000 1,207,965
Cornerstar Metropolitan District ,
GO, A, Refunding, 5.125%, 12/01/37 ................................... 2,000,000 2,015,934
GO, A, Refunding, 5.25%, 12/01/47 .................................... 5,200,000 5,217,923
Cottonwood Highlands Metropolitan District No. 1 , GO , 2019 A , 5% , 12/01/49 ......
900,000 895,202
b
Denver Health & Hospital Authority ,
Revenue, 144A, 2017 A, Refunding, 4%, 12/01/35 ......................... 5,000,000 5,004,892
Revenue, 144A, 2017 A, Refunding, 4%, 12/01/36 ......................... 5,000,000 5,005,347

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Denver International Business Center Metropolitan District No. 1 , GO , 2019 B , 6% ,
12/01/48 ........................................................ $ 4,290,000 $ 4,381,534
b
DIATC Metropolitan District , GO , 144A, 2019 , Refunding , 5% , 12/01/49 ........... 2,000,000 2,001,674
E-470 Public Highway Authority , Revenue , 2004 A , Refunding , NATL Insured , Zero
Cpn., 9/01/28 ..................................................... 15,000,000 12,498,120
Eagle Brook Meadows Metropolitan District No. 3 , GO , 2021 , 5% , 12/01/51 ........
1,600,000 1,426,941
Evan's Place Metropolitan District ,
GO, 2020 A(3), 5%, 12/01/40 ......................................... 550,000 557,001
GO, 2020 A(3), 5%, 12/01/50 ......................................... 1,575,000 1,517,803
First Creek Village Metropolitan District ,
GO, 2019 A, 5%, 12/01/39 ........................................... 595,000 609,138
GO, 2019 A, 5%, 8/01/49 ............................................ 540,000 545,169
Greenways Metropolitan District No. 1 , GO , 2021 A-3 , 4.625% , 12/01/51 ..........
1,580,000 1,311,047
b
Hidden Creek Metropolitan District , GO , 144A, 2021 A , 4.625% , 12/01/45 ......... 1,140,000 948,454
b
Horizon Metropolitan District No. 2 , GO , 144A, 2021 A , 4.5% , 12/01/51 ........... 1,675,000 1,244,130
Hunters Overlook Metropolitan District No. 5 ,
GO, 2019 A, 5%, 12/01/39 ........................................... 750,000 767,302
GO, 2019 A, 5%, 12/01/49 ........................................... 1,000,000 1,013,272
b
Jacoby Farm Metropolitan District , GO , 144A, 2021 , Refunding , 5% , 12/15/46 ...... 5,000,000 4,492,973
Jay Grove Metropolitan District , GO , 2021 , 4.25% , 12/01/51 ...................
1,225,000 993,110
Jefferson Center Metropolitan District No. 1 ,
Revenue, 2020 A-2, 4.125%, 12/01/40 .................................. 575,000 533,769
Revenue, 2020 A-2, 4.375%, 12/01/47 .................................. 1,125,000 1,036,468
Johnstown Farms East Metropolitan District , GO , 2021 , 5% , 12/01/51 ............
1,500,000 1,303,502
Johnstown Plaza Metropolitan District , GO , 2022 , Refunding , 4.25% , 12/01/46 .....
8,500,000 7,577,931
b
Karl's Farm Metropolitan District No. 2 ,
GO, 144A, 2020 A(3), 5.375%, 12/01/40 ................................. 645,000 650,814
GO, 144A, 2020 A(3), 5.625%, 12/01/50 ................................. 1,900,000 1,889,401
Liberty Ranch Metropolitan District , GO , 2021 A , Refunding , 5.25% , 12/01/51 ......
6,590,000 5,685,795
Meadowlark Metropolitan District ,
Meadowland Metropolitan District, GO, Senior Lien, 2020 A, 4.875%, 12/01/40 .... 520,000 496,308
Meadowland Metropolitan District, GO, Senior Lien, 2020 A, 5.125%, 12/01/50 .... 750,000 704,234
Morgan Hill Metropolitan District No. 3 , GO , 2021 B , Refunding , 6.375% , 12/15/51 ...
1,465,000 1,365,697
Murphy Creek Metropolitan District No. 4 , GO , 2021 , 5% , 12/01/51 ..............
8,000,000 6,922,422
Nexus North at DIA Metropolitan District , GO , 2021 , 5% , 12/01/51 ...............
565,000 514,067
Palisade Park West Metropolitan District , GO , 2019 A , 5.125% , 12/01/49 ..........
1,500,000 1,496,704
b
Plaza Metropolitan District No. 1 , Tax Allocation , 144A, 2013 , Refunding , 5% , 12/01/40 3,000,000 3,003,502
Prairie Center Metropolitan District No. 7 ,
GO, 2020, 4.125%, 12/15/36 ......................................... 500,000 470,058
GO, 2020, 4.875%, 12/15/44 ......................................... 725,000 674,164
GO, 2021, 6.375%, 6/15/46 .......................................... 1,330,000 1,230,043
Pronghorn Valley Metropolitan District ,
GO, 2021 A, 3.75%, 12/01/41 ......................................... 515,000 430,818
GO, 2021 A, 4%, 12/01/51 ........................................... 650,000 545,017
Ptarmigan West Metropolitan District No. 2 , GO , 2021-3 , 4.125% , 12/01/51 ........
1,475,000 1,146,818
Public Authority for Colorado Energy ,
Revenue, 2008, 6.125%, 11/15/23 ..................................... 1,125,000 1,166,475
Revenue, 2008, 6.25%, 11/15/28 ...................................... 12,500,000 14,164,769
Revenue, 2008, 6.5%, 11/15/38 ....................................... 60,100,000 78,744,979
Raindance Metropolitan District No. 1 ,
Non-Potable Water System, Revenue, 2020, 5%, 12/01/40 ................... 625,000 613,902
Non-Potable Water System, Revenue, 2020, 5.25%, 12/01/50 ................ 4,250,000 4,033,626

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Rampart Range Metropolitan District No. 5 ,
Revenue, 2021, 4%, 12/01/36 ........................................ $ 1,250,000 $ 1,128,177
Revenue, 2021, 4%, 12/01/41 ........................................ 2,730,000 2,337,550
Revenue, 2021, 4%, 12/01/51 ........................................ 6,670,000 5,324,803
Reunion Metropolitan District , Water Activity Enterprise Revenue , Revenue , 2021 A ,
3.625% , 12/01/44 .................................................. 5,750,000 4,528,250
Ritoro Metropolitan District , GO , 2019 A , 5% , 12/01/49 .......................
2,000,000 2,000,872
RRC Metropolitan District No. 2 , GO , 2021 , 5.25% , 12/01/51 ...................
5,625,000 4,853,202
Severance Shores Metropolitan District No. 4 , GO , 2020 A , 5% , 12/01/49 .........
2,900,000 2,910,585
South Aurora Regional Improvement Authority , Revenue , 2018 , 6.25% , 12/01/57 ....
2,815,000 2,778,196
Southglenn Metropolitan District ,
GO, 2016, Refunding, 5%, 12/01/30 .................................... 3,470,000 3,503,779
GO, 2016, Refunding, 5%, 12/01/36 .................................... 810,000 813,773
GO, 2016, Refunding, 5%, 12/01/46 .................................... 4,200,000 4,199,714
STC Metropolitan District No. 2 ,
GO, 2019 A, Refunding, 5%, 12/01/38 .................................. 2,000,000 2,026,859
GO, 2019 A, Refunding, 5%, 12/01/49 .................................. 1,000,000 1,002,513
Timberleaf Metropolitan District , GO , 2020 A , 5.75% , 12/01/50 ..................
1,730,000 1,745,689
Village at Dry Creek Metropolitan District No. 2 (The) , GO , 2019 , 4.375% , 12/01/44 ..
893,000 820,385
Village Metropolitan District (The) ,
GO, 2020, Refunding, 5%, 12/01/40 .................................... 1,100,000 1,135,063
GO, 2020, Refunding, 5%, 12/01/49 .................................... 1,750,000 1,795,846
Villages at Castle Rock Metropolitan District No. 4 , 1989 , 11.12% , 6/01/31 .........
3,000,000 2,850,000
Waterfront at Foster Lake Metropolitan District No. 2 ,
GO, 2022 A(3)-1, 5%, 12/01/42 ....................................... 3,705,000 3,378,266
GO, 2022 A(3)-1, 5%, 12/01/51 ....................................... 4,085,000 3,471,556
GO, 2022 A(3)-2, Zero Cpn., 12/01/51 .................................. 5,130,000 3,043,981
Water Tap Fee, Revenue, 2022, 4.625%, 12/01/28 ......................... 6,000,000 5,622,176
Wild Plum Metropolitan District , GO , 2019 A , 5% , 12/01/49 ....................
595,000 597,416
Willow Bend Metropolitan District , GO, Senior Lien , 2019 A , 5% , 12/01/49 .........
1,000,000 988,214
343,101,529
Connecticut 0.6%
Connecticut State Health & Educational Facilities Authority ,
b
Church Home of Hartford Obligated Group, Revenue, 144A, 2016 A, 5%, 9/01/46 .. 1,000,000 1,008,293
b
Church Home of Hartford Obligated Group, Revenue, 144A, A, 5%, 9/01/53 ...... 7,850,000 7,891,131
Masonicare Corp. Obligated Group, Revenue, F, Refunding, 5%, 7/01/37 ........ 5,500,000 5,734,457
Masonicare Corp. Obligated Group, Revenue, F, Refunding, 5%, 7/01/43 ........ 13,000,000 13,464,743
b
McLean Affiliates Obligated Group, Revenue, 144A, 2020 A, 5%, 1/01/45 ........ 2,000,000 2,050,777
b
McLean Affiliates Obligated Group, Revenue, 144A, 2020 A, 5%, 1/01/55 ........ 2,800,000 2,850,331
b
Steel Point Infrastructure Improvement District ,
Tax Allocation, 144A, 2021, 4%, 4/01/31 ................................. 100,000 96,881
Tax Allocation, 144A, 2021, 4%, 4/01/36 ................................. 605,000 571,685
Tax Allocation, 144A, 2021, 4%, 4/01/41 ................................. 575,000 525,712
Tax Allocation, 144A, 2021, 4%, 4/01/51 ................................. 1,655,000 1,440,029
35,634,039
Florida 14.0%
Anabelle Island Community Development District ,
Special Assessment, 2022, 2.7%, 5/01/27 ............................... 655,000 605,829
Special Assessment, 2022, 3.1%, 5/01/32 ............................... 750,000 661,485
Special Assessment, 2022, 3.5%, 5/01/42 ............................... 1,945,000 1,635,041
Special Assessment, 2022, 4%, 5/01/52 ................................. 2,840,000 2,478,031

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Artisan Lakes East Community Development District ,
Special Assessment, 2021-1, 2.3%, 5/01/26 .............................. $ 220,000 $ 203,498
Special Assessment, 2021-1, 2.75%, 5/01/31 ............................. 250,000 218,768
Special Assessment, 2021-1, 3.125%, 5/01/41 ............................ 470,000 379,411
Special Assessment, 2021-1, 4%, 5/01/51 ............................... 455,000 399,748
b
Special Assessment, 144A, 2021-2, 2.75%, 5/01/31 ........................ 275,000 239,420
b
Special Assessment, 144A, 2021-2, 3.125%, 5/01/41 ....................... 515,000 415,737
b
Special Assessment, 144A, 2021-2, 4%, 5/01/52 .......................... 550,000 482,156
b
Astonia Community Development District ,
Special Assessment, 144A, 2020, 4%, 5/01/40 ............................ 540,000 499,527
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,375,000 1,209,907
Assessment Area 2, Special Assessment, 144A, 2021, 2.5%, 5/01/26 ........... 200,000 186,931
Assessment Area 2, Special Assessment, 144A, 2021, 3%, 5/01/31 ............ 500,000 439,591
Assessment Area 2, Special Assessment, 144A, 2021, 3.2%, 5/01/41 ........... 750,000 617,327
Assessment Area 2, Special Assessment, 144A, 2021, 4%, 5/01/52 ............ 800,000 702,195
North Parcel Assessment Area, Special Assessment, 144A, 2021, 2.5%, 5/01/26 .. 195,000 182,257
North Parcel Assessment Area, Special Assessment, 144A, 2021, 3%, 5/01/31 .... 320,000 281,338
North Parcel Assessment Area, Special Assessment, 144A, 2021, 3.2%, 5/01/41 .. 750,000 616,349
North Parcel Assessment Area, Special Assessment, 144A, 2021, 4%, 5/01/51 .... 500,000 439,639
Avalon Groves Community Development District ,
Special Assessment, 2021, 3.125%, 5/01/41 ............................. 360,000 293,278
Special Assessment, 2021, 4%, 5/01/51 ................................. 500,000 438,928
Assessment Area 3, Special Assessment, 2021, 3%, 5/01/32 ................. 200,000 174,497
Assessment Area 3, Special Assessment, 2021, 3.375%, 5/01/41 .............. 500,000 423,390
Assessment Area 3, Special Assessment, 2021, 4%, 5/01/51 ................. 1,500,000 1,319,140
Avalon Park West Community Development District ,
Special Assessment, 2020, Refunding, 3.25%, 5/01/30 ...................... 215,000 196,237
Special Assessment, 2020, Refunding, 3.75%, 5/01/40 ...................... 580,000 516,215
Special Assessment, 2020, Refunding, 4%, 5/01/51 ........................ 880,000 771,705
Ave Maria Stewardship Community District ,
Special Assessment, 2022 A, Refunding, 4%, 5/01/42 ....................... 5,020,000 4,585,791
Maple Ridge Phase 5 Project Area, Special Assessment, 2022, 4%, 5/01/52 ...... 2,640,000 2,295,065
Avenir Community Development District ,
Assessment Area 2, Special Assessment, 2021 A-1, 2.75%, 5/01/31 ............ 3,250,000 2,871,383
Assessment Area 2, Special Assessment, 2021 A-1, 3.2%, 5/01/41 ............. 5,000,000 4,148,629
Assessment Area 2, Special Assessment, 2021 A-1, 3.4%, 5/01/52 ............. 5,000,000 4,038,938
Aviary at Rutland Ranch Community Development District ,
Assessment Area 2, Special Assessment, 2021, 3.1%, 11/01/31 ............... 170,000 149,774
Assessment Area 2, Special Assessment, 2021, 3.4%, 11/01/41 ............... 410,000 338,763
Assessment Area 2, Special Assessment, 2021, 4%, 11/01/51 ................ 750,000 652,754
Babcock Ranch Community Independent Special District ,
Special Assessment, 2021, 2.875%, 5/01/31 ............................. 465,000 407,574
Special Assessment, 2021, 3.2%, 5/01/41 ............................... 5,250,000 4,348,641
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,910,000 1,674,095
Special Assessment, 2022, 5%, 5/01/42 ................................. 4,000,000 4,043,931
Special Assessment, 2022, 5%, 5/01/53 ................................. 5,000,000 4,986,681
Assessment Area 2C, Special Assessment, 2020, 3%, 5/01/30 ................ 250,000 227,279
Assessment Area 2C, Special Assessment, 2020, 4%, 5/01/40 ................ 775,000 716,913
Assessment Area 2C, Special Assessment, 2020, 4%, 5/01/51 ................ 1,550,000 1,368,272
Assessment Area 3A, Special Assessment, 2020, 2.5%, 5/01/25 ............... 60,000 57,983
Assessment Area 3A, Special Assessment, 2020, 3%, 5/01/30 ................ 250,000 227,279
Assessment Area 3A, Special Assessment, 2020, 4%, 5/01/40 ................ 1,840,000 1,702,090
Assessment Area 3A, Special Assessment, 2020, 4%, 5/01/50 ................ 2,500,000 2,213,825
Assessment Area 3B, Special Assessment, 2020, 4%, 5/01/40 ................ 385,000 356,144
Assessment Area 3B, Special Assessment, 2020, 4%, 5/01/51 ................ 890,000 785,653

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Balm Grove Community Development District ,
Special Assessment, 2022, 3.25%, 11/01/27 .............................. $ 1,365,000 $ 1,289,987
Special Assessment, 2022, 3.625%, 11/01/32 ............................. 1,290,000 1,172,576
Special Assessment, 2022, 4%, 11/01/42 ................................ 2,500,000 2,280,871
Special Assessment, 2022, 4.125%, 11/01/51 ............................. 3,125,000 2,760,710
Bannon Lakes Community Development District ,
b
Special Assessment, 144A, 2021, 3.5%, 5/01/41 .......................... 700,000 595,598
b
Special Assessment, 144A, 2021, 4%, 5/01/51 ............................ 775,000 680,777
Special Assessment, 2022, 3.3%, 5/01/32 ............................... 365,000 328,133
Special Assessment, 2022, 4%, 5/01/42 ................................. 1,385,000 1,265,494
Special Assessment, 2022, 4%, 5/01/53 ................................. 2,260,000 1,974,481
Banyan Cay Community Development District , Special Assessment , 2020 NM , 4% ,
11/01/51 ........................................................ 3,000,000 2,594,117
Belmond Reserve Community Development District ,
Special Assessment, 2020, 4%, 5/01/40 ................................. 1,750,000 1,617,598
Special Assessment, 2020, 4%, 5/01/51 ................................. 3,635,000 3,182,887
Belmont II Community Development District ,
Special Assessment, 2020, 3.125%, 12/15/30 ............................. 325,000 293,925
Special Assessment, 2020, 3.625%, 12/15/40 ............................. 1,390,000 1,215,765
Special Assessment, 2020, 4%, 12/15/50 ................................ 1,000,000 877,780
Berry Bay Community Development District ,
Special Assessment, 2021, 2.625%, 5/01/26 ............................. 200,000 188,112
Special Assessment, 2021, 3.125%, 5/01/31 ............................. 400,000 356,587
Special Assessment, 2021, 3.625%, 5/01/41 ............................. 1,250,000 1,066,459
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,500,000 1,307,037
Black Creek Community Development District ,
Special Assessment, 2022, 5.125%, 6/15/32 ............................. 150,000 155,112
Special Assessment, 2022, 5.625%, 6/15/52 ............................. 2,000,000 2,066,555
Boggy Branch Community Development District ,
Special Assessment, 2021, 2.5%, 5/01/26 ............................... 295,000 276,455
Special Assessment, 2021, 3%, 5/01/31 ................................. 450,000 397,151
Special Assessment, 2021, 3.5%, 5/01/41 ............................... 1,165,000 980,149
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,360,000 1,186,960
Bridgewater North Community Development District ,
Special Assessment, 2022, 3.125%, 5/01/27 ............................. 200,000 189,072
Special Assessment, 2022, 3.5%, 5/01/32 ............................... 350,000 315,847
Special Assessment, 2022, 4%, 5/01/42 ................................. 1,000,000 913,714
Special Assessment, 2022, 4%, 5/01/52 ................................. 3,000,000 2,608,028
Brightwater Community Development District ,
Special Assessment, 2021, 2.85%, 5/01/31 .............................. 300,000 264,359
Special Assessment, 2021, 3.15%, 5/01/41 .............................. 750,000 616,552
Special Assessment, 2021, 4%, 5/01/52 ................................. 3,895,000 3,410,674
b
Cape Coral Health Facilities Authority , Gulf Care, Inc. Obligated Group , Revenue,
Senior Lien , 144A, 2015 , Refunding , 6% , 7/01/45 .......................... 5,250,000 5,268,672
b
Capital Trust Agency, Inc. ,
AcadeMir Charter School West, Revenue, 144A, 2021 A, 3%, 7/01/31 .......... 100,000 87,957
AcadeMir Charter School West, Revenue, 144A, 2021 A, 4%, 7/01/41 .......... 450,000 404,283
AcadeMir Charter School West, Revenue, 144A, 2021 A, 4%, 7/01/51 .......... 540,000 455,482
AcadeMir Charter School West, Revenue, 144A, 2021 A, 4%, 7/01/56 .......... 445,000 364,406
AcadeMir Charter School West, Revenue, 144A, 2021 A-2, 4%, 7/01/41 ......... 750,000 673,805
AcadeMir Charter School West, Revenue, 144A, 2021 A-2, 4%, 7/01/51 ......... 975,000 822,398
AcadeMir Charter School West, Revenue, 144A, 2021 A-2, 4%, 7/01/56 ......... 750,000 614,167
Educational Growth Fund LLC, Revenue, 144A, 2021 B, Zero Cpn., 7/01/31 ...... 10,715,000 5,807,577
Educational Growth Fund LLC, Revenue, Senior Lien, 144A, 2021 A-1, 5%, 7/01/56 5,000,000 5,050,699

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
b
Capital Trust Agency, Inc., (continued)
Sarasota-Manatee Jewish Housing Council Obligated Group, Revenue, 144A, 2017,
Refunding, 5%, 7/01/46 ............................................ $ 3,250,000 $ 2,895,414
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-2, 4.43%, 1/01/57 ........... 10,245,000 7,886,622
South Tech Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 6/15/40 ...... 1,235,000 1,227,720
South Tech Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 6/15/55 ...... 3,805,000 3,616,435
University Bridge LLC, Revenue, 144A, 2018 A, 5.25%, 12/01/43 .............. 31,755,000 32,120,544
WFCS Holdings II LLC, Revenue, 144A, 2021 A-1, 3.3%, 1/01/31 .............. 100,000 87,614
WFCS Holdings II LLC, Revenue, 144A, 2021 A-1, 5%, 1/01/56 ............... 1,050,000 994,490
WFCS Holdings LLC, Revenue, 144A, 2020 A-1, 5%, 1/01/55 ................. 3,500,000 3,322,191
Celebration Community Development District ,
Special Assessment, 2021, 2.25%, 5/01/26 .............................. 100,000 92,436
Special Assessment, 2021, 2.75%, 5/01/31 .............................. 240,000 208,887
Special Assessment, 2021, 3.125%, 5/01/41 ............................. 590,000 475,528
Special Assessment, 2021, 4%, 5/01/51 ................................. 850,000 747,145
Celebration Pointe Community Development District No. 1 ,
Special Assessment, 2021, 3.375%, 5/01/41 ............................. 1,000,000 826,102
Special Assessment, 2021, 4%, 5/01/53 ................................. 1,500,000 1,300,700
CFM Community Development District ,
Special Assessment, 2021, 2.4%, 5/01/26 ............................... 190,000 176,416
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,265,000 1,104,047
Chaparral Palm Bay Community Development District ,
Special Assessment, 2020 A-1, 4%, 5/01/40 .............................. 1,235,000 1,142,435
Special Assessment, 2020 A-1, 4%, 5/01/50 .............................. 2,015,000 1,770,532
b
Chapel Creek Community Development District ,
Special Assessment, 144A, 2021, 3%, 5/01/31 ............................ 260,000 230,900
Special Assessment, 144A, 2021, 3.375%, 5/01/41 ......................... 875,000 738,127
Special Assessment, 144A, 2021, 4%, 5/01/52 ............................ 1,125,000 987,462
b
Chapel Crossings Community Development District ,
Special Assessment, 144A, 2020, 2.625%, 5/01/25 ......................... 370,000 356,004
Special Assessment, 144A, 2020, 3.2%, 5/01/30 .......................... 695,000 630,678
Special Assessment, 144A, 2020, 3.7%, 5/01/40 .......................... 1,825,000 1,612,755
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 3,010,000 2,635,947
b
Charlotte County Industrial Development Authority ,
MSKP Town & Country Utility LLC, Revenue, 144A, 2021 A, 4%, 10/01/41 ....... 1,500,000 1,316,894
MSKP Town & Country Utility LLC, Revenue, 144A, 2021 A, 4%, 10/01/51 ....... 4,000,000 3,310,820
MSKP Town & Country Utility LLC, Revenue, 144A, 2021 B, 5%, 10/01/36 ....... 2,500,000 2,185,678
b
Coco Palms Community Development District , Special Assessment , 144A, 2019 ,
4.75% , 6/15/39 ................................................... 500,000 504,635
Collier County Educational Facilities Authority ,
Ave Maria University, Inc., Revenue, 2013 A, Refunding, 6%, 6/01/33 ........... 5,500,000 5,658,172
Ave Maria University, Inc., Revenue, 2013 A, Refunding, 6%, 6/01/38 ........... 12,000,000 12,334,351
Coral Keys Homes Community Development District ,
Special Assessment, 2020, 4%, 5/01/40 ................................. 570,000 526,740
Special Assessment, 2020, 4%, 5/01/50 ................................. 750,000 659,981
Cordoba Ranch Community Development District ,
Special Assessment, 2021, Refunding, 3%, 5/01/31 ........................ 835,000 741,319
Special Assessment, 2021, Refunding, 3%, 5/01/37 ........................ 825,000 688,486
b
Cordova Palms Community Development District ,
Special Assessment, 144A, 2021, 2.4%, 5/01/26 .......................... 345,000 319,724
Special Assessment, 144A, 2021, 2.8%, 5/01/31 .......................... 385,000 333,570
Special Assessment, 144A, 2021, 3%, 5/01/41 ............................ 1,215,000 956,954
Special Assessment, 144A, 2021, 4%, 5/01/52 ............................ 1,945,000 1,702,001

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Creekview Community Development District ,
Special Assessment, 2022, 4.25%, 5/01/32 .............................. $ 805,000 $ 785,874
Special Assessment, 2022, 4.625%, 5/01/42 ............................. 2,455,000 2,380,295
Special Assessment, 2022, 4.75%, 5/01/53 .............................. 4,145,000 3,988,027
b
Crestview II Community Development District ,
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/31 ................... 250,000 249,251
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/37 ................... 475,000 445,938
Cross Creek North Community Development District ,
Special Assessment, 2022, 3.75%, 5/01/32 .............................. 460,000 432,335
Special Assessment, 2022, 4.25%, 5/01/42 .............................. 2,340,000 2,213,254
Special Assessment, 2022, 4.5%, 5/01/52 ............................... 1,750,000 1,646,858
Crystal Cay Community Development District ,
Special Assessment, 2021, 2.7%, 5/01/31 ............................... 200,000 172,412
Special Assessment, 2021, 3.05%, 5/01/41 .............................. 850,000 677,108
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,000,000 875,588
b
Currents Community Development District ,
Special Assessment, 144A, 2020 A, 4%, 5/01/40 .......................... 3,100,000 2,867,652
Special Assessment, 144A, 2020 A, 4%, 5/01/51 .......................... 5,815,000 5,091,546
b
Cypress Bluff Community Development District ,
Special Assessment, 144A, 2020 A, 3.125%, 5/01/30 ....................... 250,000 228,313
Special Assessment, 144A, 2020 A, 3.625%, 5/01/40 ....................... 800,000 704,662
Special Assessment, 144A, 2020 A, 3.8%, 5/01/50 ......................... 1,175,000 1,004,314
b
Cypress Park Estates Community Development District ,
Special Assessment, 144A, 2020, 3.25%, 5/01/30 ......................... 295,000 273,274
Special Assessment, 144A, 2020, 3.875%, 5/01/40 ......................... 1,170,000 1,055,921
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,210,000 1,052,979
DG Farms Community Development District ,
Special Assessment, 2020, 2.75%, 5/01/25 .............................. 100,000 95,896
Special Assessment, 2020, 3.25%, 5/01/30 .............................. 200,000 180,070
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 325,000 281,625
b
Downtown Doral South Community Development District , Assessment Area 2 , Special
Assessment , 144A, 2018 , 5% , 12/15/48 ................................. 5,310,000 5,359,154
b
DW Bayview Community Development District ,
Special Assessment, 144A, 2021, 2.375%, 5/01/26 ......................... 335,000 312,573
Special Assessment, 144A, 2021, 3%, 5/01/32 ............................ 430,000 377,213
Special Assessment, 144A, 2021, 3.375%, 5/01/41 ......................... 1,160,000 976,976
Special Assessment, 144A, 2021, 4%, 5/01/51 ............................ 750,000 659,328
East 547 Community Development District ,
Assessment Area 1, Special Assessment, 2021, 2.5%, 5/01/26 ................ 130,000 121,501
Assessment Area 1, Special Assessment, 2021, 3%, 5/01/31 ................. 140,000 124,205
Assessment Area 1, Special Assessment, 2021, 3.3%, 5/01/41 ................ 600,000 503,377
Assessment Area 1, Special Assessment, 2021, 4%, 5/01/51 ................. 1,770,000 1,562,387
East Bonita Beach Road Community Development District ,
Special Assessment, 2021, 3%, 5/01/32 ................................. 255,000 222,967
Special Assessment, 2021, 3.25%, 5/01/41 .............................. 750,000 616,126
Special Assessment, 2021, 4%, 5/01/51 ................................. 750,000 658,817
East Nassau Stewardship District ,
Special Assessment, 2021, 2.4%, 5/01/26 ............................... 305,000 283,850
Special Assessment, 2021, 3%, 5/01/31 ................................. 500,000 440,008
Special Assessment, 2021, 3.5%, 5/01/41 ............................... 1,270,000 1,061,062
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,520,000 1,315,959
Eden Hills Community Development District ,
Special Assessment, 2020, 3.25%, 5/01/30 .............................. 110,000 100,161
Special Assessment, 2020, 4%, 5/01/40 ................................. 300,000 277,515

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Eden Hills Community Development District, (continued)
Special Assessment, 2020, 4.125%, 5/01/51 ............................. $ 500,000 $ 443,584
Special Assessment, 2022, 3.25%, 5/01/27 .............................. 455,000 432,171
Special Assessment, 2022, 3.625%, 5/01/32 ............................. 610,000 555,087
Special Assessment, 2022, 4%, 5/01/42 ................................. 1,645,000 1,499,072
Special Assessment, 2022, 4.125%, 5/01/52 ............................. 1,590,000 1,402,153
Edgewater East Community Development District ,
Assessment Area One, Special Assessment, 2021, 2.5%, 5/01/26 ............. 425,000 401,258
Assessment Area One, Special Assessment, 2021, 3.1%, 5/01/31 ............. 700,000 628,924
Assessment Area One, Special Assessment, 2021, 3.6%, 5/01/41 ............. 2,625,000 2,297,774
Assessment Area One, Special Assessment, 2021, 4%, 5/01/51 ............... 2,825,000 2,469,684
Assessment Area Two, Special Assessment, 2022, 3.375%, 5/01/32 ............ 1,985,000 1,806,755
Assessment Area Two, Special Assessment, 2022, 4%, 5/01/42 ............... 4,000,000 3,655,828
Assessment Area Two, Special Assessment, 2022, 4%, 5/01/52 ............... 6,200,000 5,393,458
b
Enbrook Community Development District ,
Special Assessment, 144A, 2020, 4%, 5/01/40 ............................ 835,000 771,398
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,150,000 1,010,189
b
Entrada Community Development District ,
Special Assessment, 144A, 2021, 2.125%, 5/01/26 ......................... 165,000 153,942
Special Assessment, 144A, 2021, 2.625%, 5/01/31 ......................... 370,000 324,311
Special Assessment, 144A, 2021, 3.125%, 5/01/41 ......................... 935,000 771,730
Special Assessment, 144A, 2021, 4%, 5/01/52 ............................ 2,300,000 2,018,812
Epperson North Community Development District ,
b
Special Assessment, 144A, 2018 A-1, 5.5%, 11/01/39 ....................... 1,500,000 1,562,887
Special Assessment, 2021, 2.5%, 5/01/26 ............................... 210,000 196,492
Special Assessment, 2021, 3%, 5/01/31 ................................. 300,000 263,340
Special Assessment, 2021, 3.5%, 5/01/41 ............................... 1,460,000 1,243,272
Special Assessment, 2021, 4%, 5/01/51 ................................. 3,010,000 2,641,823
Special Assessment, 2021 A, 2.45%, 11/01/26 ............................ 250,000 230,816
Special Assessment, 2021 A, 3.1%, 11/01/31 ............................. 500,000 440,755
Special Assessment, 2021 A, 4%, 11/01/51 .............................. 2,750,000 2,407,012
Epperson Ranch II Community Development District ,
Assessment Area 2, Special Assessment, 2020, 3.25%, 5/01/25 ............... 435,000 427,507
Assessment Area 2, Special Assessment, 2020, 3.625%, 5/01/30 .............. 840,000 792,220
Assessment Area 2, Special Assessment, 2020, 4.2%, 5/01/40 ................ 2,290,000 2,173,755
Assessment Area 2, Special Assessment, 2020, 4.375%, 5/01/51 .............. 3,960,000 3,657,616
Fallschase Community Development District ,
Special Assessment, 2021, 3.125%, 5/01/31 ............................. 750,000 660,003
Special Assessment, 2021, 3.375%, 5/01/41 ............................. 1,000,000 826,059
Special Assessment, 2021, 4%, 5/01/52 ................................. 2,215,000 1,924,176
Florida Development Finance Corp. ,
b
Revenue, 144A, 2021 A, 4%, 7/01/51 ................................... 1,700,000 1,478,308
b,f
Brightline Trains Florida LLC, Revenue, 144A, 2019 A, Refunding, Mandatory Put,
6.375%, 1/01/26 ................................................. 2,000,000 1,961,477
b,f
Brightline Trains Florida LLC, Revenue, 144A, 2019 A, Refunding, Mandatory Put,
6.5%, 1/01/29 ................................................... 4,000,000 3,867,114
b
Brightline Trains Florida LLC, Revenue, 144A, 2019 B, 7.375%, 1/01/49 ......... 12,000,000 12,142,760
b,f
Brightline Trains Florida LLC, Revenue, 144A, 2021 A-1, Mandatory Put, 6.75%,
8/15/23 ........................................................ 31,000,000 30,827,758
Glenridge on Palmer Ranch Obligated Group, Revenue, 2021, Refunding, 5%,
6/01/31 ........................................................ 450,000 437,616
Glenridge on Palmer Ranch Obligated Group, Revenue, 2021, Refunding, 5%,
6/01/51 ........................................................ 5,500,000 4,830,200
b
Mayflower Retirement Center, Inc. Obligated Group, Revenue, 144A, 2020 A, 5.25%,
6/01/50 ........................................................ 5,000,000 5,055,287

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Florida Development Finance Corp., (continued)
b
Mayflower Retirement Center, Inc. Obligated Group, Revenue, 144A, 2021 A,
Refunding, 4%, 6/01/55 ............................................ $ 3,750,000 $ 2,979,199
River City Education Obligated Group, Revenue, 2021 A, 4%, 7/01/55 .......... 1,000,000 864,040
b
Forest Lake Community Development District ,
Special Assessment, 144A, 2020, 3.25%, 5/01/30 ......................... 350,000 327,351
Special Assessment, 144A, 2020, 4%, 5/01/40 ............................ 1,275,000 1,179,605
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,170,000 1,030,218
Special Assessment, 144A, 2022, 4.75%, 5/01/27 ......................... 110,000 110,922
Special Assessment, 144A, 2022, 5%, 5/01/32 ............................ 175,000 178,004
Special Assessment, 144A, 2022, 5.375%, 5/01/42 ......................... 700,000 713,982
Special Assessment, 144A, 2022, 5.5%, 5/01/52 .......................... 620,000 632,311
Gracewater Sarasota Community Development District ,
Special Assessment, 2021, 2.4%, 5/01/26 ............................... 250,000 232,051
Special Assessment, 2021, 2.95%, 5/01/31 .............................. 500,000 439,244
Special Assessment, 2021, 3.35%, 5/01/41 .............................. 3,170,000 2,631,140
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,535,000 1,334,441
Grand Oaks Community Development District ,
Special Assessment, 2020, 4.25%, 5/01/40 .............................. 1,100,000 1,046,870
Special Assessment, 2020, 4.5%, 5/01/52 ............................... 3,500,000 3,281,401
Assessment Area No. 3, Special Assessment, 2021, 3.2%, 11/01/31 ............ 215,000 190,496
Assessment Area No. 3, Special Assessment, 2021, 3.5%, 11/01/41 ............ 555,000 467,611
Assessment Area No. 3, Special Assessment, 2021, 4%, 11/01/51 ............. 1,205,000 1,050,464
Grande Pines Community Development District ,
Special Assessment, 2021, 3.75%, 5/01/41 .............................. 710,000 610,118
Special Assessment, 2021, 4%, 5/01/51 ................................. 750,000 649,004
Greeneway Improvement District , Special Assessment , 2013 , 5.125% , 5/01/43 .....
26,745,000 26,815,922
Grove Resort Community Development District ,
Special Assessment, 2022, 3.3%, 5/01/32 ............................... 170,000 152,339
Special Assessment, 2022, 3.55%, 5/01/42 .............................. 435,000 371,318
Special Assessment, 2022, 4%, 5/01/52 ................................. 640,000 560,963
Hammock Reserve Community Development District ,
Special Assessment, 2020, 4%, 5/01/40 ................................. 540,000 498,397
Special Assessment, 2020, 4%, 5/01/51 ................................. 860,000 753,035
Special Assessment, 2021, 3%, 5/01/31 ................................. 200,000 175,431
Special Assessment, 2021, 3.375%, 5/01/41 ............................. 520,000 430,519
Special Assessment, 2021, 4%, 5/01/51 ................................. 630,000 551,621
Special Assessment, 2022, 4.4%, 5/01/32 ............................... 500,000 491,312
Special Assessment, 2022, 4.7%, 5/01/42 ............................... 1,500,000 1,467,663
Special Assessment, 2022, 5%, 5/01/52 ................................. 2,300,000 2,284,004
Hawkstone Community Development District ,
Special Assessment, 2021, 2.6%, 5/01/26 ............................... 155,000 146,086
Special Assessment, 2021, 3.2%, 5/01/31 ............................... 440,000 394,851
Special Assessment, 2021, 3.45%, 5/01/41 .............................. 1,125,000 965,917
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,000,000 877,744
Heritage Harbour North Community Development District , Special Assessment , 2014 ,
5.125% , 5/01/45 ................................................... 2,170,000 2,224,766
Hills of Minneola Community Development District ,
b
Special Assessment, 144A, 2020, 3.5%, 5/01/31 .......................... 1,000,000 926,407
b
Special Assessment, 144A, 2020, 4%, 5/01/40 ............................ 2,625,000 2,428,254
b
Special Assessment, 144A, 2020, 4%, 5/01/50 ............................ 5,505,000 4,861,507
Special Assessment, 2021, 2.375%, 5/01/26 ............................. 100,000 92,530
Special Assessment, 2021, 2.8%, 5/01/31 ............................... 250,000 218,404
Special Assessment, 2021, 3.2%, 5/01/41 ............................... 500,000 411,551
Special Assessment, 2021, 4%, 5/01/52 ................................. 900,000 789,372

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
g
Hilltop Point Community Development District ,
Assessment Area One, Special Assessment, 2022-1, 5.375%, 5/01/52 .......... $ 700,000 $ 703,965
Assessment Area Two, Special Assessment, 2022-2, 5.6%, 5/01/53 ............ 745,000 750,584
Holly Hill Road East Community Development District ,
Special Assessment, 2020, 4.5%, 11/01/31 ............................... 165,000 165,590
Special Assessment, 2020, 5%, 11/01/41 ................................ 350,000 348,693
Special Assessment, 2020, 5%, 11/01/50 ................................ 520,000 517,896
Hyde Park Community Development District No. 1 ,
Special Assessment, 2022, 4%, 5/01/42 ................................. 2,710,000 2,476,165
Special Assessment, 2022, 4%, 5/01/52 ................................. 2,545,000 2,194,548
Indigo Community Development District ,
Special Assessment, 1999 A, 7%, 5/01/31 ............................... 475,000 475,525
Special Assessment, 1999 C, 7%, 5/01/30 ............................... 4,123,752 2,886,626
2021 Assessment Area, Special Assessment, 2021, 2.2%, 5/01/26 ............. 245,000 226,114
2021 Assessment Area, Special Assessment, 2021, 2.7%, 5/01/31 ............. 240,000 208,198
2021 Assessment Area, Special Assessment, 2021, 3.125%, 5/01/41 ........... 855,000 686,711
2021 Assessment Area, Special Assessment, 2021, 4%, 5/01/52 .............. 1,375,000 1,199,271
Kindred Community Development District II ,
Special Assessment, 2020, 3.5%, 5/01/40 ............................... 395,000 348,955
Special Assessment, 2020, 3.75%, 5/01/50 .............................. 570,000 487,948
Special Assessment, 2021, 2.2%, 5/01/26 ............................... 100,000 93,128
Special Assessment, 2021, 2.7%, 5/01/31 ............................... 235,000 205,960
Special Assessment, 2021, 3.125%, 5/01/41 ............................. 500,000 411,302
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,810,000 1,588,717
Kingman Gate Community Development District ,
Special Assessment, 2020, 3.125%, 6/15/30 ............................. 375,000 347,829
Special Assessment, 2020, 4%, 6/15/40 ................................. 775,000 722,017
Special Assessment, 2020, 4%, 6/15/50 ................................. 2,270,000 2,004,772
Special Assessment, 2021, 2.5%, 6/15/26 ............................... 100,000 94,072
Special Assessment, 2021, 3.125%, 6/15/31 ............................. 250,000 224,419
Special Assessment, 2021, 3.6%, 6/15/41 ............................... 750,000 653,193
Special Assessment, 2021, 4%, 6/15/51 ................................. 750,000 659,379
Lake Ashton Community Development District , Special Assessment , 2015 A-1 ,
Refunding , 5% , 5/01/32 ............................................. 2,175,000 2,199,775
Lakes of Sarasota Community Development District ,
Special Assessment, 2021 A-1, 3.9%, 5/01/41 ............................ 285,000 247,579
Special Assessment, 2021 A-1, 4.1%, 5/01/51 ............................ 265,000 233,185
Special Assessment, 2021 A-2, 3.875%, 5/01/31 .......................... 670,000 599,072
Special Assessment, 2021 B-1, 3.625%, 5/01/31 .......................... 125,000 112,296
Special Assessment, 2021 B-1, 4.125%, 5/01/41 .......................... 200,000 182,679
Special Assessment, 2021 B-1, 4.3%, 5/01/51 ............................ 325,000 292,064
Special Assessment, 2021 B-2, 4.125%, 5/01/31 .......................... 1,000,000 941,771
Lakewood Park Community Development District ,
Assessment Area 1, Special Assessment, 2021, 3.2%, 5/01/31 ................ 125,000 110,732
Assessment Area 1, Special Assessment, 2021, 3.625%, 5/01/41 .............. 325,000 275,177
Assessment Area 1, Special Assessment, 2021, 4%, 5/01/52 ................. 500,000 431,133
Lakewood Ranch Stewardship District ,
Special Assessment, 2020, 3%, 5/01/30 ................................. 470,000 420,014
b
Special Assessment, 144A, 2020, 3.125%, 5/01/30 ......................... 250,000 227,842
b
Special Assessment, 144A, 2020, Refunding, 3.2%, 5/01/30 .................. 440,000 402,213
Special Assessment, 2020, 3.5%, 5/01/40 ............................... 750,000 640,393
b
Special Assessment, 144A, 2020, 3.625%, 5/01/40 ......................... 1,080,000 948,701
b
Special Assessment, 144A, 2020, Refunding, 3.75%, 5/01/40 ................. 2,100,000 1,868,846
Special Assessment, 2020, 4%, 5/01/50 ................................. 1,270,000 1,104,046
b
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/50 ................... 1,250,000 1,098,972

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Lakewood Ranch Stewardship District, (continued)
b
Special Assessment, 144A, 2020, 3.875%, 5/01/51 ......................... $ 2,650,000 $ 2,274,047
Special Assessment, 2020 A, 3.75%, 5/01/40 ............................. 525,000 467,874
Special Assessment, 2020 A, 3.9%, 5/01/50 .............................. 770,000 667,250
Star Farms at Lakewood Ranch Proj-Phase 1/2, Special Assessment, 2021, 2.3%,
5/01/26 ........................................................ 185,000 172,051
Star Farms at Lakewood Ranch Proj-Phase 1/2, Special Assessment, 2021, 2.7%,
5/01/31 ........................................................ 105,000 92,524
Star Farms at Lakewood Ranch Proj-Phase 1/2, Special Assessment, 2021, 3%,
5/01/41 ........................................................ 430,000 346,057
Star Farms at Lakewood Ranch Proj-Phase 1/2, Special Assessment, 2021, 4%,
5/01/52 ........................................................ 685,000 597,331
Laurel Road Community Development District ,
Special Assessment, 2021 A-1, 2.6%, 5/01/26 ............................ 230,000 214,629
Special Assessment, 2021 A-1, 3%, 5/01/31 .............................. 350,000 308,154
Special Assessment, 2021 A-1, 3.25%, 5/01/41 ........................... 1,195,000 966,420
Special Assessment, 2021 A-1, 4%, 5/01/52 .............................. 1,455,000 1,258,701
Special Assessment, 2021 A-2, 3.125%, 5/01/31 .......................... 2,140,000 1,889,608
Leomas Landing Community Development District ,
Special Assessment, 2021, 2.4%, 5/01/26 ............................... 335,000 311,617
Special Assessment, 2021, 2.95%, 5/01/31 .............................. 470,000 413,723
Special Assessment, 2021, 3.35%, 5/01/41 .............................. 1,210,000 998,074
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,645,000 1,430,069
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 8,000,000 6,796,000
Live Oak Lake Community Development District ,
Special Assessment, 2020, 4.4%, 5/01/40 ............................... 1,600,000 1,559,273
Special Assessment, 2020, 4.6%, 5/01/51 ............................... 2,845,000 2,739,568
LTC Ranch West Residential Community Development District ,
Special Assessment, 2021 B, 3.25%, 5/01/31 ............................. 4,000,000 3,583,872
Assessment Area 1, Special Assessment, 2021 A, 3.125%, 5/01/31 ............ 700,000 626,534
Assessment Area 1, Special Assessment, 2021 A, 3.45%, 5/01/41 ............. 1,250,000 1,069,736
b
Magnolia Park Community Development District ,
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/31 ................... 250,000 250,711
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/39 ................... 688,000 640,588
Mangrove Point & Mangrove Manor ,
Community Development District, Special Assessment, 2022, 4%, 5/01/32 ....... 345,000 334,181
Community Development District, Special Assessment, 2022, 4.25%, 5/01/42 ..... 1,130,000 1,075,838
Community Development District, Special Assessment, 2022, 4.375%, 5/01/52 .... 1,500,000 1,406,053
Marshall Creek Community Development District , Special Assessment , 2015 A ,
Refunding , 5% , 5/01/32 ............................................. 1,680,000 1,696,002
Meadow View at Twin Creeks Community Development District ,
Special Assessment, 2021, 2.4%, 5/01/26 ............................... 360,000 334,269
Special Assessment, 2021, 3%, 5/01/31 ................................. 430,000 377,598
Special Assessment, 2021, 3.25%, 5/01/41 .............................. 1,945,000 1,586,764
Special Assessment, 2021, 3.75%, 5/01/52 .............................. 630,000 518,101
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,000,000 873,629
Mirada Community Development District , Assessment Area 4 , Special Assessment ,
2021 , 3.25% , 5/01/32 ............................................... 3,000,000 2,644,311
Mirada II Community Development District ,
Special Assessment, 2021, 2.5%, 5/01/26 ............................... 405,000 378,811
Special Assessment, 2021, 3.125%, 5/01/31 ............................. 650,000 575,990
Special Assessment, 2021, 3.5%, 5/01/41 ............................... 2,100,000 1,762,565
Special Assessment, 2021, 4%, 5/01/51 ................................. 2,375,000 2,062,815
New Port Tampa Bay Community Development District ,
Special Assessment, 2021, 2.875%, 5/01/26 ............................. 350,000 330,421

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
New Port Tampa Bay Community Development District, (continued)
Special Assessment, 2021, 3.5%, 5/01/31 ............................... $ 500,000 $ 446,271
Special Assessment, 2021, 3.875%, 5/01/41 ............................. 1,250,000 1,081,119
Special Assessment, 2021, 4.125%, 5/01/52 ............................. 2,250,000 1,980,442
North AR-1 Pasco Community Development District ,
Special Assessment, 2021, 2.625%, 5/01/26 ............................. 200,000 187,430
Special Assessment, 2021, 3.125%, 5/01/31 ............................. 400,000 353,217
Assessment Area 2, Special Assessment, 2021 A, 2.625%, 5/01/26 ............ 250,000 233,419
Assessment Area 2, Special Assessment, 2021 A, 3.25%, 5/01/31 ............. 275,000 241,805
Assessment Area 2, Special Assessment, 2021 A, 3.55%, 5/01/41 ............. 985,000 822,587
Assessment Area 2, Special Assessment, 2021 A, 4%, 5/01/52 ................ 1,500,000 1,293,398
North Park Isle Community Development District ,
Assessment Area 2, Special Assessment, 2021, 2.45%, 11/01/26 .............. 265,000 243,665
Assessment Area 2, Special Assessment, 2021, 3%, 11/01/31 ................ 500,000 438,187
Assessment Area 2, Special Assessment, 2021, 3.375%, 11/01/41 ............. 1,500,000 1,244,486
Assessment Area 2, Special Assessment, 2021, 4%, 11/01/51 ................ 2,500,000 2,197,933
North Powerline Road Community Development District ,
Special Assessment, 2020, 3.125%, 5/01/30 ............................. 490,000 442,395
Special Assessment, 2020, 3.625%, 5/01/40 ............................. 1,000,000 873,790
Special Assessment, 2020, 4%, 5/01/51 ................................. 1,495,000 1,313,671
b,d
Special Assessment, 144A, 2022, 5.25%, 5/01/32 ......................... 295,000 296,913
b,d
Special Assessment, 144A, 2022, 5.625%, 5/01/52 ......................... 2,000,000 2,014,961
North River Ranch Community Development District ,
Special Assessment, 2020 A-1, 3%, 5/01/25 .............................. 450,000 435,312
Special Assessment, 2020 A-1, 3.5%, 5/01/30 ............................ 855,000 781,574
Special Assessment, 2020 A-1, 4%, 5/01/40 .............................. 1,150,000 1,059,812
Special Assessment, 2020 A-1, 4.25%, 5/01/51 ........................... 1,960,000 1,769,993
Special Assessment, 2020 A-2, 4.2%, 5/01/35 ............................ 1,670,000 1,577,405
Special Assessment, 2020 A-3, 4.75%, 5/01/40 ........................... 2,000,000 1,914,267
b
North Springs Improvement District , Special Assessment , 144A, 2017-2 , 5% , 5/01/48 5,000,000 5,047,614
Northern Palm Beach County ,
Improvement District Unit of Development No. 2C, Special Assessment, 2014, 5%,
8/01/34 ........................................................ 2,700,000 2,757,880
Improvement District Unit of Development No. 2C, Special Assessment, 2014, 5.2%,
8/01/46 ........................................................ 6,000,000 6,077,275
Improvement District Unit of Development No. 2C, Special Assessment, 2017, 5%,
8/01/37 ........................................................ 750,000 777,552
Improvement District Unit of Development No. 2C, Special Assessment, 2017, 5%,
8/01/46 ........................................................ 3,000,000 3,054,361
Old Hickory Community Development District ,
Special Assessment, 2020, 4%, 6/15/40 ................................. 1,300,000 1,202,158
Special Assessment, 2020, 4%, 6/15/50 ................................. 1,955,000 1,727,238
Orange County Health Facilities Authority ,
Presbyterian Retirement Communities, Inc. Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/41 ............................................ 3,800,000 4,055,465
Presbyterian Retirement Communities, Inc. Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/47 ............................................ 4,285,000 4,573,070
b
Osceola Village Center Community Development District ,
Special Assessment, 144A, 2021, 2.875%, 5/01/31 ......................... 180,000 155,791
Special Assessment, 144A, 2021, 3.3%, 5/01/41 .......................... 370,000 298,711
Special Assessment, 144A, 2021, 4%, 5/01/51 ............................ 405,000 350,462
Palm Beach County Health Facilities Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2016,
Refunding, 5%, 11/15/32 ........................................... 1,500,000 1,604,129

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Palm Beach County Health Facilities Authority, (continued)
Federation CCRC Operations Corp. Obligated Group, Revenue, 2022, Refunding,
4%, 6/01/36 .................................................... $ 2,000,000 $ 1,904,973
Palm Coast Park Community Development District ,
Spring Lake - Tracts 2 & 3, Special Assessment, 2021, 2.8%, 5/01/31 ........... 350,000 300,927
Spring Lake - Tracts 2 & 3, Special Assessment, 2021, 3.125%, 5/01/41 ......... 730,000 579,867
Spring Lake - Tracts 2 & 3, Special Assessment, 2021, 4%, 5/01/52 ............ 1,210,000 1,053,630
Park East Community Development District ,
Special Assessment, 2021, 3.15%, 11/01/41 .............................. 750,000 601,244
Special Assessment, 2021, 4%, 11/01/51 ................................ 2,750,000 2,406,855
Parkview at Long Lake Ranch Community Development District ,
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 955,000 848,615
Special Assessment, 2020, 4%, 5/01/51 ................................. 800,000 701,604
Parrish Plantation Community Development District ,
Special Assessment, 2021, 2.5%, 5/01/26 ............................... 255,000 239,014
Special Assessment, 2021, 3.125%, 5/01/31 ............................. 235,000 208,659
Special Assessment, 2021, 3.5%, 5/01/41 ............................... 790,000 664,081
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,370,000 1,191,000
b
Pine Isle Community Development District ,
Special Assessment, 144A, 2021, 2.375%, 12/15/26 ........................ 100,000 91,791
Special Assessment, 144A, 2021, 3%, 12/15/31 ........................... 225,000 195,209
Special Assessment, 144A, 2021, 3.25%, 12/15/41 ......................... 1,000,000 816,597
Special Assessment, 144A, 2021, 4%, 12/15/51 ........................... 1,200,000 1,049,252
Pine Ridge Plantation Community Development District , Special Assessment , 2020
A-2 , Refunding , 3.75% , 5/01/37 ....................................... 700,000 629,914
Pinellas County Industrial Development Authority ,
Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc., Revenue,
2017, 5%, 7/01/39 ................................................ 2,000,000 2,075,953
Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc., Revenue,
2019, 5%, 7/01/29 ................................................ 900,000 940,458
Preserve at South Branch Community Development District ,
Special Assessment, 2021, 3%, 5/01/31 ................................. 150,000 133,171
Special Assessment, 2021, 3.5%, 5/01/41 ............................... 750,000 636,863
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,000,000 879,792
Quail Roost Community Development District ,
Expansion Area, Special Assessment, 2021, 2.2%, 12/15/26 ................. 200,000 184,463
Expansion Area, Special Assessment, 2021, 2.7%, 12/15/31 ................. 200,000 174,417
Expansion Area, Special Assessment, 2021, 3.125%, 12/15/41 ................ 740,000 604,828
Expansion Area, Special Assessment, 2021, 4%, 12/15/51 ................... 2,375,000 2,087,153
Reunion East Community Development District ,
2021 Assessment Area, Special Assessment, 2021, 2.4%, 5/01/26 ............. 405,000 377,266
2021 Assessment Area, Special Assessment, 2021, 2.85%, 5/01/31 ............ 400,000 352,967
2021 Assessment Area, Special Assessment, 2021, 3.15%, 5/01/41 ............ 1,455,000 1,194,880
2021 Assessment Area, Special Assessment, 2021, 4%, 5/01/51 .............. 4,535,000 4,022,869
Rhodine Road North Community Development District ,
Special Assessment, 2022, 2.6%, 5/01/27 ............................... 125,000 115,527
Special Assessment, 2022, 3%, 5/01/32 ................................. 190,000 166,494
Special Assessment, 2022, 3.3%, 5/01/42 ............................... 490,000 406,487
Special Assessment, 2022, 4%, 5/01/52 ................................. 1,065,000 933,477
Ridge at Apopka Community Development District ,
Special Assessment, 2022, 5.375%, 5/01/42 ............................. 850,000 866,978
Special Assessment, 2022, 5.5%, 5/01/52 ............................... 2,150,000 2,192,689
River Glen Community Development District ,
Special Assessment, 2021, 3%, 5/01/31 ................................. 350,000 312,426

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
River Glen Community Development District, (continued)
Special Assessment, 2021, 3.375%, 5/01/41 ............................. $ 1,000,000 $ 845,298
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,000,000 875,051
River Hall Community Development District ,
Special Assessment, 2020 A, 3.25%, 5/01/31 ............................. 430,000 390,285
Special Assessment, 2020 A, 3.625%, 5/01/40 ............................ 1,030,000 902,568
Special Assessment, 2020 A, 3.875%, 5/01/51 ............................ 2,690,000 2,306,367
Special Assessment, 2021 A-2, Refunding, 3%, 5/01/23 ..................... 150,000 149,893
Special Assessment, 2021 A-2, Refunding, 3%, 5/01/24 ..................... 250,000 248,417
Special Assessment, 2021 A-2, Refunding, 3%, 5/01/25 ..................... 150,000 147,163
Special Assessment, 2021 A-2, Refunding, 3%, 5/01/31 ..................... 1,000,000 878,035
Special Assessment, 2021 A-2, Refunding, 3%, 5/01/36 ..................... 1,000,000 829,444
River Landing Community Development District ,
Special Assessment, 2020 A, 3%, 5/01/25 ............................... 250,000 242,160
Special Assessment, 2020 A, 3.6%, 5/01/30 .............................. 475,000 437,685
Special Assessment, 2020 A, 4.125%, 5/01/40 ............................ 850,000 794,161
Special Assessment, 2020 A, 4.35%, 5/01/51 ............................. 1,100,000 1,010,038
Special Assessment, 2020 B, 4.25%, 11/01/35 ............................ 1,135,000 1,046,212
River Place on the St. Lucie Community Development District ,
Special Assessment, 2001 A, 7.625%, 5/01/30 ............................ 1,005,000 963,375
e
Special Assessment, 2001 B, 7.25%, 5/01/10 ............................. 35,000 1,750
Rivers Edge II Community Development District ,
Special Assessment, 2021, 3%, 5/01/31 ................................. 205,000 179,577
Special Assessment, 2021, 4%, 5/01/51 ................................. 910,000 791,658
b
Rivers Edge III Community Development District ,
Special Assessment, 144A, 2021, 2.4%, 5/01/26 .......................... 165,000 153,744
Special Assessment, 144A, 2021, 3%, 5/01/31 ............................ 300,000 264,914
Special Assessment, 144A, 2021, 3.5%, 5/01/41 .......................... 775,000 652,476
Special Assessment, 144A, 2021, 4%, 5/01/51 ............................ 905,000 788,579
Rivington Community Development District ,
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 1,745,000 1,535,730
Special Assessment, 2022, 3.625%, 5/01/32 ............................. 430,000 390,472
Special Assessment, 2022, 4%, 5/01/52 ................................. 4,365,000 3,763,789
Rolling Hills Community Development District ,
Special Assessment, 2022 A-1, 4%, 5/01/52 .............................. 945,000 814,841
Special Assessment, 2022 A-2, Refunding, 3.65%, 5/01/32 ................... 1,000,000 902,570
Rustic Oaks Community Development District ,
Special Assessment, 2022, 3.2%, 5/01/32 ............................... 1,000,000 887,952
Special Assessment, 2022, 3.45%, 5/01/42 .............................. 2,000,000 1,689,053
Special Assessment, 2022, 4%, 5/01/52 ................................. 1,500,000 1,316,616
Saddle Creek Preserve of Polk County Community Development District ,
Special Assessment, 2020, 3%, 6/15/30 ................................. 250,000 225,836
Special Assessment, 2020, 4%, 6/15/40 ................................. 610,000 564,089
Special Assessment, 2020, 4%, 6/15/50 ................................. 785,000 692,174
Special Assessment, 2022, 3.1%, 12/15/32 .............................. 300,000 265,504
Special Assessment, 2022, 3.35%, 12/15/41 ............................. 485,000 407,052
Special Assessment, 2022, 4%, 12/15/51 ................................ 1,000,000 879,358
Sanctuary Cove Community Development District ,
Special Assessment, 2021, 2.625%, 5/01/31 ............................. 190,000 163,163
Special Assessment, 2021, 3.125%, 5/01/41 ............................. 400,000 319,133
Special Assessment, 2021, 4%, 5/01/52 ................................. 770,000 670,492
Sandmine Road Community Development District ,
b
Assessment Area 1, Special Assessment, 144A, 2020, 3.125%, 5/01/30 ......... 300,000 273,858
b
Assessment Area 1, Special Assessment, 144A, 2020, 3.625%, 5/01/40 ......... 1,040,000 923,528

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Sandmine Road Community Development District, (continued)
b
Assessment Area 1, Special Assessment, 144A, 2020, 3.75%, 5/01/50 .......... $ 2,020,000 $ 1,714,930
Assessment Area 2, Special Assessment, 2021, 2.3%, 11/01/26 ............... 250,000 230,289
Assessment Area 2, Special Assessment, 2021, 3%, 11/01/31 ................ 450,000 394,628
Assessment Area 2, Special Assessment, 2021, 3.3%, 11/01/41 ............... 1,180,000 978,783
Assessment Area 2, Special Assessment, 2021, 4%, 11/01/51 ................ 750,000 658,294
Sandridge Community Development District ,
Special Assessment, 2021 A-1, 2.875%, 5/01/26 .......................... 400,000 379,037
Special Assessment, 2021 A-1, 3.4%, 5/01/31 ............................ 750,000 671,653
Special Assessment, 2021 A-1, 3.875%, 5/01/41 .......................... 740,000 648,992
Special Assessment, 2021 A-1, 4%, 5/01/51 .............................. 735,000 636,024
Sarasota National Community Development District ,
Special Assessment, 2020, Refunding, 3.5%, 5/01/31 ....................... 1,490,000 1,414,095
Special Assessment, 2020, Refunding, 4%, 5/01/39 ........................ 2,210,000 2,060,173
Sawyers Landing Community Development District ,
Special Assessment, 2021, 3.75%, 5/01/31 .............................. 1,400,000 1,326,652
Special Assessment, 2021, 4.125%, 5/01/41 ............................. 3,055,000 2,883,646
Special Assessment, 2021, 4.25%, 5/01/53 .............................. 6,015,000 5,521,852
Scenic Highway Community Development District ,
Special Assessment, 2020, 3.25%, 5/01/30 .............................. 470,000 423,164
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 1,230,000 1,065,844
Special Assessment, 2020, 4%, 5/01/51 ................................. 1,250,000 1,081,674
Scenic Terrace South Community Development District ,
Special Assessment, 2022, 3.75%, 5/01/27 .............................. 500,000 484,636
Special Assessment, 2022, 4.125%, 5/01/32 ............................. 750,000 727,972
Special Assessment, 2022, 4.5%, 5/01/42 ............................... 3,305,000 3,170,444
Special Assessment, 2022, 4.625%, 5/01/53 ............................. 3,385,000 3,216,049
b
Seminole County Industrial Development Authority ,
Galileo School Foundation, Inc. (The), Revenue, 144A, 2021 A, 4%, 6/15/36 ..... 310,000 295,549
Galileo School Foundation, Inc. (The), Revenue, 144A, 2021 A, 4%, 6/15/41 ..... 425,000 394,412
Galileo School Foundation, Inc. (The), Revenue, 144A, 2021 A, 4%, 6/15/51 ..... 830,000 730,092
Galileo School Foundation, Inc. (The), Revenue, 144A, 2021 A, 4%, 6/15/56 ..... 705,000 603,531
Shingle Creek at Bronson Community Development District ,
Special Assessment, 2021, 3.1%, 6/15/31 ............................... 375,000 335,196
Special Assessment, 2021, 3.5%, 6/15/41 ............................... 1,000,000 866,689
Special Assessment, 2021, 4%, 6/15/51 ................................. 1,250,000 1,100,387
Silver Palms West Community Development District ,
Special Assessment, 2022, 2.6%, 6/15/27 ............................... 410,000 379,774
Special Assessment, 2022, 3%, 6/15/32 ................................. 765,000 675,736
Special Assessment, 2022, 3.25%, 6/15/42 .............................. 1,750,000 1,496,352
Special Assessment, 2022, 4%, 6/15/52 ................................. 2,170,000 1,920,031
Six Mile Creek Community Development District ,
Assessment Area 2, Special Assessment, 2020, Refunding, 3.125%, 11/01/25 .... 285,000 278,943
Assessment Area 2, Special Assessment, 2020, Refunding, 3.625%, 11/01/31 .... 505,000 472,446
Assessment Area 2, Special Assessment, 2020, Refunding, 4.125%, 11/01/40 .... 1,375,000 1,290,152
Assessment Area 2, Special Assessment, 2020, Refunding, 4.25%, 11/01/50 ..... 2,305,000 2,090,651
Assessment Area 2, Special Assessment, 2021, Refunding, 2.5%, 5/01/26 ....... 230,000 214,449
Assessment Area 2, Special Assessment, 2021, Refunding, 3.1%, 5/01/31 ....... 250,000 219,068
Assessment Area 2, Special Assessment, 2021, Refunding, 3.4%, 5/01/41 ....... 750,000 614,628
Assessment Area 2, Special Assessment, 2021, Refunding, 4%, 5/01/52 ........ 2,050,000 1,767,644
Assessment Area 3, Special Assessment, 2021, 2.5%, 5/01/26 ................ 285,000 266,321
Assessment Area 3, Special Assessment, 2021, 3%, 5/01/31 ................. 520,000 457,956
Assessment Area 3, Special Assessment, 2021, 3.4%, 5/01/41 ................ 805,000 659,701
Assessment Area 3, Special Assessment, 2021, 3.5%, 5/01/41 ................ 1,585,000 1,321,964
Assessment Area 3, Special Assessment, 2021, 4%, 5/01/51 ................. 1,200,000 1,038,136

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Six Mile Creek Community Development District, (continued)
Assessment Area 3, Special Assessment, 2021, 4%, 5/01/52 ................. $ 655,000 $ 564,784
Somerset Community Development District ,
Special Assessment, 2022, Refunding, 4%, 5/01/32 ........................ 750,000 723,742
Special Assessment, 2022, Refunding, 4.2%, 5/01/37 ....................... 1,000,000 959,947
South Creek Community Development District ,
Assessment Area 1, Special Assessment, 2021, 2.875%, 6/15/31 .............. 175,000 155,158
Assessment Area 1, Special Assessment, 2021, 3.25%, 6/15/41 ............... 500,000 420,391
Assessment Area 1, Special Assessment, 2021, 4%, 6/15/51 ................. 500,000 443,456
Southern Groves Community Development District No. 5 ,
Special Assessment, 2021, 2.4%, 5/01/26 ............................... 425,000 393,462
Special Assessment, 2021, 2.8%, 5/01/31 ............................... 495,000 428,824
Special Assessment, 2021, 3.125%, 5/01/41 ............................. 1,500,000 1,196,477
Special Assessment, 2021, 4%, 5/01/48 ................................. 940,000 829,118
b
Southshore Bay Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2021 , 3% , 5/01/33 .................................. 2,735,000 2,333,919
St. Johns County Industrial Development Authority , Life Care Ponte Vedra Obligated
Group , Revenue , 2021 A , Refunding , 4% , 12/15/46 ........................ 1,950,000 1,574,363
Stellar North Community Development District ,
Special Assessment, 2021, 2.45%, 5/01/26 .............................. 170,000 157,651
Special Assessment, 2021, 3%, 5/01/31 ................................. 250,000 217,756
Special Assessment, 2021, 3.2%, 5/01/41 ............................... 885,000 711,408
Special Assessment, 2021, 4%, 5/01/52 ................................. 2,225,000 1,940,639
b
Stillwater Community Development District ,
Special Assessment, 144A, 2021, 2.375%, 6/15/26 ......................... 375,000 348,519
Special Assessment, 144A, 2021, 3%, 6/15/31 ............................ 325,000 288,188
Special Assessment, 144A, 2021, 3.5%, 6/15/41 .......................... 1,290,000 1,105,855
Special Assessment, 144A, 2021, 4%, 6/15/51 ............................ 1,750,000 1,530,792
b
Stonewater Community Development District ,
Special Assessment, 144A, 2021, 3%, 11/01/32 ........................... 250,000 217,530
Special Assessment, 144A, 2021, 3.3%, 11/01/41 .......................... 635,000 523,376
Special Assessment, 144A, 2021, 4%, 11/01/51 ........................... 1,000,000 874,631
b
Stoneybrook South Community Development District ,
Special Assessment, 144A, 2020, 3%, 12/15/30 ........................... 500,000 445,623
Special Assessment, 144A, 2020, 3.5%, 12/15/40 ......................... 1,000,000 857,001
Special Assessment, 144A, 2020, 3.75%, 12/15/50 ......................... 1,500,000 1,261,233
Storey Drive Community Development District ,
Special Assessment, 2022, 2.55%, 6/15/27 .............................. 200,000 183,053
Special Assessment, 2022, 3%, 6/15/32 ................................. 375,000 325,716
Special Assessment, 2022, 3.25%, 6/15/42 .............................. 900,000 731,297
Special Assessment, 2022, 4%, 6/15/52 ................................. 2,000,000 1,721,251
b
Storey Park Community Development District ,
Special Assessment, 144A, 2021, 2.875%, 6/15/31 ......................... 230,000 202,046
Special Assessment, 144A, 2021, 3.3%, 6/15/41 .......................... 620,000 517,908
Special Assessment, 144A, 2021, 4%, 6/15/51 ............................ 625,000 548,875
Summer Woods Community Development District ,
Assessment Area 2, Special Assessment, 2021, 3%, 5/01/31 ................. 200,000 174,809
Assessment Area 2, Special Assessment, 2021, 3.4%, 5/01/41 ................ 500,000 412,438
Assessment Area 2, Special Assessment, 2021, 4%, 5/01/51 ................. 375,000 324,442
Assessment Area 3, Special Assessment, 2021, 2.5%, 5/01/26 ................ 195,000 181,541
Assessment Area 3, Special Assessment, 2021, 3.15%, 5/01/31 ............... 200,000 175,746
Assessment Area 3, Special Assessment, 2021, 3.45%, 5/01/41 ............... 725,000 601,523
Assessment Area 3, Special Assessment, 2021, 4%, 5/01/52 ................. 1,000,000 861,658

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Summerstone Community Development District ,
Special Assessment, 2020, 3.25%, 5/01/30 .............................. $ 165,000 $ 152,402
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 700,000 634,241
Special Assessment, 2020, 4%, 5/01/51 ................................. 910,000 801,898
b
Special Assessment, 144A, 2021, 2.75%, 5/01/31 ......................... 175,000 152,959
b
Special Assessment, 144A, 2021, 3.15%, 5/01/41 ......................... 700,000 575,448
b
Special Assessment, 144A, 2021, 4%, 5/01/51 ............................ 1,750,000 1,541,327
Tamarindo Community Development District ,
Special Assessment, 2021, 3%, 5/01/31 ................................. 185,000 163,558
Special Assessment, 2021, 3.375%, 5/01/41 ............................. 820,000 690,017
Special Assessment, 2021, 4%, 5/01/51 ................................. 680,000 598,915
Tern Bay Community Development District ,
Special Assessment, 2022, 3.4%, 6/15/32 ............................... 1,650,000 1,495,851
Special Assessment, 2022, 4%, 6/15/42 ................................. 3,600,000 3,288,059
Special Assessment, 2022, 4%, 6/15/52 ................................. 6,500,000 5,651,140
Timber Creek Southwest Community Development District ,
Special Assessment, 2020, 4%, 6/15/40 ................................. 1,000,000 923,244
Special Assessment, 2020, 4%, 6/15/50 ................................. 2,000,000 1,759,389
Assessment Area 2, Special Assessment, 2021, 2.35%, 12/15/26 .............. 400,000 371,135
Assessment Area 2, Special Assessment, 2021, 3%, 12/15/31 ................ 750,000 663,392
Assessment Area 2, Special Assessment, 2021, 3.3%, 12/15/41 ............... 2,175,000 1,809,375
Assessment Area 2, Special Assessment, 2021, 4%, 12/15/51 ................ 4,085,000 3,588,201
Tohoqua Community Development District ,
Special Assessment, 2021, 2.875%, 5/01/31 ............................. 215,000 189,113
Special Assessment, 2021, 3.375%, 5/01/41 ............................. 810,000 673,808
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,785,000 1,557,923
Tolomato Community Development District ,
Special Assessment, 2022 B, Refunding, 3%, 5/01/32 ...................... 1,500,000 1,319,226
Special Assessment, 2022 C, Refunding, 3.2%, 5/01/32 ..................... 1,500,000 1,330,015
Assessment Area One, Special Assessment, 2022-1, 3.3%, 5/01/32 ............ 515,000 458,546
Assessment Area One, Special Assessment, 2022-1, 4%, 5/01/52 ............. 1,970,000 1,721,050
Assessment Area Two, Special Assessment, 2022-2, 3.3%, 5/01/32 ............ 195,000 174,742
Assessment Area Two, Special Assessment, 2022-2, 4%, 5/01/51 ............. 665,000 582,266
b
Towne Park Community Development District ,
Special Assessment, 144A, 2020, 3.125%, 5/01/30 ......................... 410,000 369,150
Special Assessment, 144A, 2020, 3.625%, 5/01/40 ......................... 1,075,000 933,718
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,000,000 876,061
Tradition Community Development District No. 9 ,
Special Assessment, 2021, 2.3%, 5/01/26 ............................... 390,000 361,001
Special Assessment, 2021, 2.7%, 5/01/31 ............................... 445,000 385,639
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,400,000 1,223,081
b
Trevesta Community Development District ,
Special Assessment, 144A, 2020, 3.25%, 5/01/30 ......................... 235,000 213,321
Special Assessment, 144A, 2020, 3.75%, 5/01/40 ......................... 880,000 772,641
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,750,000 1,524,758
Triple Creek Community Development District ,
b
Special Assessment, 144A, 2021, 2.375%, 11/01/26 ........................ 185,000 169,765
b
Special Assessment, 144A, 2021, 2.875%, 11/01/31 ........................ 450,000 391,221
Special Assessment, 2021, 3%, 11/01/31 ................................ 250,000 220,389
b
Special Assessment, 144A, 2021, 3.125%, 11/01/41 ........................ 1,190,000 960,873
Special Assessment, 2021, 3.5%, 11/01/41 ............................... 740,000 625,009
Special Assessment, 2021, 4%, 11/01/50 ................................ 750,000 658,339
b
Special Assessment, 144A, 2021, 4%, 11/01/51 ........................... 2,520,000 2,202,177
Tuckers Pointe Community Development District ,
Special Assessment, 2022, 3%, 5/01/27 ................................. 310,000 292,966

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Tuckers Pointe Community Development District, (continued)
Special Assessment, 2022, 3.375%, 5/01/32 ............................. $ 565,000 $ 508,799
Special Assessment, 2022, 3.625%, 5/01/32 ............................. 4,500,000 4,063,401
Special Assessment, 2022, 4%, 5/01/42 ................................. 1,505,000 1,375,050
Special Assessment, 2022, 4%, 5/01/52 ................................. 1,500,000 1,299,753
Two Rivers North Community Development District ,
Special Assessment, 2022, 4.625%, 5/01/27 ............................. 100,000 100,446
Special Assessment, 2022, 4.875%, 5/01/32 ............................. 380,000 383,006
Special Assessment, 2022, 5.125%, 5/01/42 ............................. 1,540,000 1,560,244
Special Assessment, 2022, 5.25%, 5/01/52 .............................. 2,000,000 2,018,375
Two Rivers West Community Development District , Special Assessment , 2022 , 3% ,
1/15/23 ......................................................... 2,000,000 1,984,622
b
Union Park East Community Development District ,
Assessment Area 3, Special Assessment, 144A, 2021, 2.95%, 5/01/31 .......... 125,000 109,469
Assessment Area 3, Special Assessment, 144A, 2021, 3.35%, 5/01/41 .......... 325,000 266,894
Assessment Area 3, Special Assessment, 144A, 2021, 4%, 5/01/51 ............ 450,000 389,403
V-Dana Community Development District ,
Special Assessment, 2021, 3.125%, 5/01/31 ............................. 400,000 359,654
Special Assessment, 2021, 3.625%, 5/01/41 ............................. 1,250,000 1,098,053
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,500,000 1,310,229
b
Assessment Area 1, Special Assessment, 144A, 2020, 3.5%, 5/01/31 ........... 375,000 346,983
b
Assessment Area 1, Special Assessment, 144A, 2020, 4%, 5/01/40 ............ 1,775,000 1,639,798
b
Assessment Area 1, Special Assessment, 144A, 2020, 4%, 5/01/51 ............ 3,500,000 3,081,979
b
Veranda Community Development District II ,
Special Assessment, 144A, 2021, Refunding, 2.5%, 5/01/26 .................. 355,000 333,757
Special Assessment, 144A, 2021, Refunding, 3.1%, 5/01/31 .................. 415,000 370,250
Special Assessment, 144A, 2021, Refunding, 3.6%, 5/01/41 .................. 1,020,000 872,472
Special Assessment, 144A, 2021, Refunding, 4%, 5/01/51 ................... 1,500,000 1,309,147
Verano No. 3 Community Development District ,
Phase 1 Assessment Area, Special Assessment, 2021, 3.375%, 5/01/41 ......... 750,000 637,292
Phase 1 Assessment Area, Special Assessment, 2021, 4%, 5/01/51 ............ 1,000,000 878,425
Viera Stewardship District ,
Special Assessment, 2021, 2.3%, 5/01/26 ............................... 500,000 462,320
Special Assessment, 2021, 2.8%, 5/01/31 ............................... 800,000 701,219
Special Assessment, 2021, 3.125%, 5/01/41 ............................. 1,750,000 1,423,952
Special Assessment, 2021, 4%, 5/01/53 ................................. 1,715,000 1,502,215
Village Community Development District No. 10 ,
Special Assessment, 2014, 5.75%, 5/01/31 .............................. 1,515,000 1,544,091
Special Assessment, 2014, 6%, 5/01/44 ................................. 6,500,000 6,635,720
Village Community Development District No. 13 ,
b
Special Assessment, 144A, 2020, 3.5%, 5/01/51 .......................... 16,860,000 14,028,226
Special Assessment, 2021, 2.85%, 5/01/36 .............................. 1,750,000 1,479,742
Special Assessment, 2021, 3%, 5/01/41 ................................. 2,500,000 2,056,538
Special Assessment, 2021, 3.25%, 5/01/52 .............................. 6,500,000 5,226,064
Villages of Glen Creek Community Development District ,
Special Assessment, 2022, Refunding, 2.7%, 5/01/27 ....................... 135,000 120,738
Special Assessment, 2022, Refunding, 3.15%, 5/01/32 ...................... 210,000 180,748
Special Assessment, 2022, Refunding, 3.45%, 5/01/42 ...................... 550,000 446,074
Special Assessment, 2022, Refunding, 4%, 5/01/52 ........................ 1,205,000 1,044,135
Special Assessment, 2022 A, 4.625%, 5/01/27 ............................ 100,000 100,603
Special Assessment, 2022 A, 4.875%, 5/01/32 ............................ 250,000 252,474
Special Assessment, 2022 A, 5.125%, 5/01/42 ............................ 710,000 718,224
Special Assessment, 2022 A, 5.25%, 5/01/53 ............................. 1,250,000 1,264,391
Villamar Community Development District ,
Special Assessment, 2020, 3.2%, 5/01/30 ............................... 240,000 218,193

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Villamar Community Development District, (continued)
Special Assessment, 2020, 3.75%, 5/01/40 .............................. $ 655,000 $ 581,169
Special Assessment, 2020, 4%, 5/01/51 ................................. 1,000,000 875,622
Phase 4 Project, Special Assessment, 2022, 3.25%, 5/01/27 ................. 175,000 165,699
Phase 4 Project, Special Assessment, 2022, 3.625%, 5/01/32 ................ 250,000 226,306
Phase 4 Project, Special Assessment, 2022, 4%, 5/01/42 .................... 670,000 609,790
Phase 4 Project, Special Assessment, 2022, 4.125%, 5/01/52 ................ 500,000 440,505
West Port Community Development District ,
b
Special Assessment, 144A, 2020, 3.25%, 5/01/31 ......................... 410,000 366,731
b
Special Assessment, 144A, 2020, 3.625%, 5/01/41 ......................... 1,085,000 928,516
b
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,545,000 1,348,421
Special Assessment, 2021, 2.4%, 5/01/26 ............................... 200,000 185,837
Special Assessment, 2021, 3%, 5/01/31 ................................. 570,000 502,339
Special Assessment, 2021, 3.4%, 5/01/41 ............................... 1,470,000 1,221,548
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,250,000 1,082,203
West Villages Improvement District ,
Unit of Development No. 7, Special Assessment, 2021, 2.5%, 5/01/26 .......... 205,000 193,128
Unit of Development No. 7, Special Assessment, 2021, 3.125%, 5/01/31 ........ 200,000 179,009
Unit of Development No. 7, Special Assessment, 2021, 3.5%, 5/01/41 .......... 800,000 686,066
Unit of Development No. 7, Special Assessment, 2021, 4%, 5/01/51 ............ 1,050,000 924,005
Unit of Development No. 8, Special Assessment, 2021, 2.5%, 5/01/26 .......... 160,000 150,764
Unit of Development No. 8, Special Assessment, 2021, 3.125%, 5/01/31 ........ 525,000 469,898
Unit of Development No. 8, Special Assessment, 2021, 3.5%, 5/01/41 .......... 1,000,000 857,582
Unit of Development No. 8, Special Assessment, 2021, 4%, 5/01/51 ............ 1,855,000 1,632,383
Westside Haines City Community Development District ,
Special Assessment, 2021, 2.5%, 5/01/26 ............................... 250,000 234,889
Special Assessment, 2021, 3%, 5/01/31 ................................. 350,000 314,904
Special Assessment, 2021, 3.25%, 5/01/41 .............................. 1,000,000 833,793
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,250,000 1,106,603
Wind Meadows South Community Development District ,
Assessment Area 1, Special Assessment, 2021, 2.4%, 5/01/26 ................ 220,000 203,560
Assessment Area 1, Special Assessment, 2021, 2.95%, 5/01/31 ............... 250,000 217,424
Assessment Area 1, Special Assessment, 2021, 3.35%, 5/01/41 ............... 940,000 765,801
Assessment Area 1, Special Assessment, 2021, 4%, 5/01/52 ................. 1,500,000 1,293,398
Windward Community Development District ,
Special Assessment, 2020 A-1, 3%, 5/01/25 .............................. 25,000 24,262
Special Assessment, 2020 A-1, 3.65%, 5/01/30 ........................... 130,000 121,270
Special Assessment, 2020 A-1, 4.25%, 5/01/40 ........................... 630,000 599,571
Special Assessment, 2020 A-1, 4.5%, 5/01/51 ............................ 495,000 463,089
Special Assessment, 2020 A-2, 4.4%, 11/01/35 ........................... 1,600,000 1,531,715
Wiregrass II Community Development District ,
Assessment Area One, Special Assessment, 2020, 3.125%, 5/01/30 ........... 645,000 586,116
Assessment Area One, Special Assessment, 2020, 3.7%, 5/01/40 ............. 1,680,000 1,486,765
Assessment Area One, Special Assessment, 2020, 3.875%, 5/01/50 ........... 1,960,000 1,674,630
d
Assessment Area Two, Special Assessment, 2022, 5.25%, 5/01/52 ............. 1,000,000 1,001,464
Zephyr Lakes Community Development District ,
Assessment Area 2, Special Assessment, 2021, 2.5%, 5/01/26 ................ 175,000 163,167
Assessment Area 2, Special Assessment, 2021, 3%, 5/01/31 ................. 160,000 139,932
Assessment Area 2, Special Assessment, 2021, 3.375%, 5/01/41 .............. 680,000 561,241
Assessment Area 2, Special Assessment, 2021, 4%, 5/01/51 ................. 970,000 846,514
844,724,560

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia 1.1%
e
Baldwin County Hospital Authority ,
Oconee Regional Medical Center Obligated Group, Revenue, 1998, 5.375%,
12/01/28 ....................................................... $ 1,470,000 $ 15
Oconee Regional Medical Center Obligated Group, Revenue, 2016, 6.5%, 4/30/17 . 480,367 37,228
b
Development Authority of Cobb County (The) ,
Presbyterian Village Austell, Inc., Revenue, 144A, 2019 A, Refunding, 5%, 12/01/39 1,825,000 1,753,004
Presbyterian Village Austell, Inc., Revenue, 144A, 2019 A, Refunding, 5%, 12/01/49 10,760,000 9,789,598
b
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 B , 4.5% , 12/01/36 ................................ 10,835,000 9,182,335
Forsyth County Hospital Authority , Georgia Baptist Healthcare System Obligated
Group , Revenue , 1998 , ETM, 6.375% , 10/01/28 ........................... 6,090,000 6,972,852
b
George L Smith II Congress Center Authority ,
Signia Hotel Management LLC, Revenue, Second Tier, 144A, 2021 B, 5%, 1/01/36 2,500,000 2,529,224
Signia Hotel Management LLC, Revenue, Second Tier, 144A, 2021 B, 5%, 1/01/54 10,000,000 9,635,799
Main Street Natural Gas, Inc. ,
Revenue, 2007 A, 5.5%, 9/15/25 ...................................... 5,000,000 5,403,282
Revenue, 2007 A, 5.5%, 9/15/27 ...................................... 4,000,000 4,455,248
Revenue, 2007 A, 5.5%, 9/15/28 ...................................... 10,000,000 11,230,084
Revenue, 2019 A, 5%, 5/15/49 ........................................ 6,500,000 7,369,890
68,358,559
Idaho 0.2%
Idaho Housing & Finance Association , Revenue , 2010 A , 7% , 2/01/36 ............
13,305,000 13,335,214
Illinois 3.1%
Chicago Board of Education ,
GO, 2022 A, 4%, 12/01/47 ........................................... 14,265,000 13,395,457
GO, 2022 A, 5%, 12/01/47 ........................................... 5,250,000 5,500,685
GO, 2022 B, Refunding, 4%, 12/01/40 .................................. 2,500,000 2,428,047
City of Belleville ,
Sales Tax, Tax Allocation, 2021 B, Refunding, 3.25%, 7/01/29 ................. 825,000 765,424
Sales Tax, Tax Allocation, 2021 B, Refunding, 3.75%, 7/01/41 ................. 1,000,000 869,799
Illinois Finance Authority ,
e
2017 IAVF Windy City Obligated Group, Revenue, 2017 A-1, 4.375%, 12/01/42 ... 883,103 7,241
e
2018 Blue Island LLC, Revenue, 2018 A-1, 5%, 12/01/43 .................... 3,000,000 6,000
e
2018 Blue Island LLC, Revenue, 2018 A-1, 5%, 12/01/53 .................... 3,075,000 6,150
b
McKinley Foundation at University of Illinois (The), Revenue, 144A, 2021 A,
Refunding, 5.125%, 11/01/55 ....................................... 13,560,000 12,457,167
b
McKinley Foundation at University of Illinois (The), Revenue, 144A, 2021 B, 7%,
11/01/37 ....................................................... 4,190,000 4,236,367
Noble Network of Charter Schools, Revenue, 2015, Refunding, 5%, 9/01/25 ...... 2,255,000 2,330,410
Noble Network of Charter Schools, Revenue, 2015, Refunding, 5%, 9/01/32 ...... 3,750,000 3,874,718
OSF Healthcare System Obligated Group, Revenue, 2015 A, Refunding, 5%,
11/15/45 ....................................................... 15,750,000 16,410,377
Rosalind Franklin University of Medicine and Science, Revenue, A, Refunding, 5%,
8/01/47 ........................................................ 1,525,000 1,586,467
Rosalind Franklin University of Medicine and Science, Revenue, C, 5%, 8/01/46 ... 1,900,000 1,977,786
Westminster Village, Inc. Obligated Group, Revenue, 2018 A, Refunding, 5%,
5/01/48 ........................................................ 4,030,000 3,536,781
Westminster Village, Inc. Obligated Group, Revenue, 2018 A, Refunding, 5.25%,
5/01/48 ........................................................ 10,000,000 9,229,007
Westminster Village, Inc. Obligated Group, Revenue, 2018 A, Refunding, 5.5%,
5/01/53 ........................................................ 10,810,000 10,096,287
Metropolitan Pier & Exposition Authority ,
Revenue, 1996, ETM, 7%, 7/01/26 ..................................... 4,720,000 5,208,124

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
Metropolitan Pier & Exposition Authority, (continued)
Revenue, 2002 A, NATL Insured, Zero Cpn., 6/15/35 ....................... $ 10,000,000 $ 5,927,503
Revenue, 2002 A, NATL Insured, Zero Cpn., 12/15/37 ...................... 13,650,000 7,224,246
Revenue, 2010 B-1, Refunding, AGMC Insured, Zero Cpn., 6/15/45 ............ 18,100,000 6,893,434
State of Illinois ,
GO, 2017 A, 4.25%, 12/01/40 ......................................... 1,850,000 1,808,938
GO, 2017 C, 5%, 11/01/29 ........................................... 6,130,000 6,591,113
GO, 2019 B, 4%, 11/01/34 ........................................... 2,400,000 2,341,866
GO, 2019 C, 4%, 11/01/40 ........................................... 1,490,000 1,410,768
GO, 2019 C, 4%, 11/01/43 ........................................... 2,515,000 2,338,955
GO, 2020, 5.5%, 5/01/39 ............................................ 14,175,000 15,354,885
GO, 2020, 5.75%, 5/01/45 ........................................... 7,420,000 8,103,746
GO, 2020 B, 4%, 10/01/34 ........................................... 2,000,000 1,952,104
GO, 2020 C, 4%, 10/01/37 ........................................... 5,400,000 5,218,591
GO, 2020 C, 4%, 10/01/38 ........................................... 5,250,000 5,045,137
GO, 2020 C, 4%, 10/01/39 ........................................... 2,545,000 2,426,794
GO, 2021 A, 5%, 3/01/46 ............................................ 7,000,000 7,295,303
b
Upper Illinois River Valley Development Authority , 2018 IAVF Timber Oaks & Prairie
View Obligated Group , Revenue , 144A, 2020 C , Refunding , 5% , 12/01/50 ....... 10,750,000 9,552,327
Village of Hillside , Mannheim Redevelopment Project Area , Tax Allocation , 2018 ,
Refunding , 5% , 1/01/30 ............................................. 2,690,000 2,753,960
b
Village of Lincolnwood , North Lincoln Redevelopment Project Area , COP , 144A, 2021
A , 4.82% , 1/01/41 ................................................. 3,035,000 2,661,664
Village of Villa Park , Garden Station Redevelopment Area , Tax Allocation , 2021 , Zero
Cpn., 12/31/38 .................................................... 1,815,000 1,332,638
190,156,266
Indiana 0.4%
City of Anderson , Sweet Galilee at the Wigwam LLC , Revenue , 2020 A , 5.375% ,
1/01/40 ......................................................... 2,740,000 2,461,992
b
City of Goshen , Green Oaks of Goshen LLC , Revenue , 144A, 2021 A , 5% , 8/01/41 .. 4,065,000 3,340,121
b
City of Jeffersonville , Vivera Senior Living of Columbus LLC , Revenue , 144A, 2020 A ,
5.25% , 11/01/40 ................................................... 4,500,000 3,984,605
b
City of Valparaiso , Green Oaks of Valparaiso LLC , Revenue , 144A, 2021 , 5.375% ,
12/01/41 ........................................................ 3,650,000 2,961,048
Indiana Finance Authority ,
Greencroft Goshen Obligated Group, Revenue, 2013 A, Refunding, 7%, 11/15/43 .. 5,000,000 5,357,223
University of Evansville, Revenue, 2022 B, 7%, 9/01/32 ..................... 4,000,000 3,873,060
b
Indiana Housing & Community Development Authority , Vita of Marion LLC , Revenue ,
144A, 2021 A , 5.25% , 4/01/41 ........................................ 4,750,000 4,137,909
26,115,958
Iowa 0.3%
Iowa Finance Authority ,
Iowa Fertilizer Co. LLC, Revenue, 2022, Refunding, 5%, 12/01/50 ............. 11,000,000 11,654,532
Northcrest Obligated Group, Revenue, 2018 A, 5%, 3/01/48 .................. 7,500,000 7,527,708
19,182,240
Kansas 0.1%
City of Derby , Revenue , 2020 , 3.9% , 3/01/37 ...............................
1,300,000 1,261,560
City of Manhattan ,
Meadowlark Hills Retirement Community Obligated Group, Revenue, 2021 A,
Refunding, 4%, 6/01/36 ............................................ 1,000,000 939,562
Meadowlark Hills Retirement Community Obligated Group, Revenue, 2021 A,
Refunding, 4%, 6/01/46 ............................................ 1,150,000 1,007,826

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Kansas (continued)
Wyandotte County-Kansas City Unified Government , Revenue , 2018 , 4.5% , 6/01/40 .
$ 1,705,000 $ 1,574,097
4,783,045
Kentucky 0.7%
b
City of Henderson , Pratt Paper LLC , Revenue , 144A, 2022 A , 4.7% , 1/01/52 ....... 2,500,000 2,515,251
Kentucky Economic Development Finance Authority , Owensboro Health, Inc. Obligated
Group , Revenue , 2017 A , Refunding , 5.25% , 6/01/41 ....................... 10,000,000 10,542,036
Kentucky Public Transportation Infrastructure Authority ,
Revenue, First Tier, 2013 C, Zero Cpn., 7/01/39 ........................... 10,000,000 11,197,205
Revenue, First Tier, 2013 C, Zero Cpn., 7/01/43 ........................... 5,000,000 5,592,354
b,g
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, Zero Cpn., 5/01/52 .................................... 19,650,000 15,427,412
45,274,258
Louisiana 1.3%
Calcasieu Parish Memorial Hospital Service District , Southwest Louisiana Healthcare
System Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/39 ............ 2,055,000 2,184,494
Juban Trails Community Development District ,
Special Assessment, 2022, 3.375%, 6/01/27 ............................. 100,000 94,704
Special Assessment, 2022, 4.25%, 6/01/51 .............................. 1,235,000 1,061,181
Lakeshore Villages Master Community Development District ,
Special Assessment, 2021, 2.375%, 6/01/26 ............................. 450,000 419,438
Special Assessment, 2021, 2.875%, 6/01/31 ............................. 695,000 610,303
Special Assessment, 2021, 3.2%, 6/01/41 ............................... 2,730,000 2,273,802
Special Assessment, 2021, 4%, 6/01/51 ................................. 2,035,000 1,802,478
b
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
GOMESA, Revenue, 144A, 2018, 5.375%, 11/01/38 ........................ 2,410,000 2,507,195
Invest in Americas Veterans Foundation Louisiana, Inc., Revenue, 144A, 2020 A,
Refunding, 4%, 12/01/40 ........................................... 2,970,000 2,618,633
Invest in Americas Veterans Foundation Louisiana, Inc., Revenue, 144A, 2020 A,
Refunding, 4.25%, 12/01/50 ........................................ 5,665,000 4,865,958
Parish of Jefferson, Revenue, 144A, 2019, 4%, 11/01/44 .................... 2,650,000 2,272,709
Parish of Lafourche, Revenue, 144A, 2019, 3.95%, 11/01/43 ................. 4,475,000 3,866,784
Parish of St. John the Baptist, Revenue, 144A, 2019, 3.9%, 11/01/44 ........... 2,350,000 1,984,163
Parish of St. Martin, Revenue, 144A, 2019, 4.4%, 11/01/44 ................... 3,240,000 3,033,538
Parish of Vermilion, Revenue, 144A, 2019, 4.625%, 11/01/38 ................. 1,960,000 1,956,574
Patriot Services Group Obligated Group, Revenue, 144A, 2021 C, 5.5%, 10/01/61 . 6,300,000 5,085,826
Provident Group - ULM Properties LLC, Revenue, 144A, 2019 A, 5%, 7/01/54 .... 4,000,000 3,408,167
Terrebonne Parish Consolidated Government, Revenue, 144A, 2018, 5.5%, 11/01/39 1,790,000 1,871,450
Louisiana Public Facilities Authority ,
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/47 ........................................................ 60,000 66,081
b
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.375%, 1/01/40 5,000,000 5,167,847
b
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.5%, 1/01/50 . 4,500,000 4,620,327
b
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-2, 7%, 1/01/57 ... 10,000,000 10,252,780
Parish of Beauregard , OfficeMax, Inc. , Revenue , 2002 , Refunding , 6.8% , 2/01/27 ...
13,990,000 13,993,197
St. Tammany Parish Finance Authority ,
Christwood Obligated Group, Revenue, 2014, Refunding, 5.25%, 11/15/29 ....... 1,200,000 1,236,386
Christwood Obligated Group, Revenue, 2014, Refunding, 5.25%, 11/15/37 ....... 1,650,000 1,683,388
78,937,403
Maryland 0.3%
City of Baltimore ,
Harbor Point Special Taxing District, Revenue, 2016, Refunding, 5%, 6/01/36 ..... 1,250,000 1,280,898

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
City of Baltimore, (continued)
Harbor Point Special Taxing District, Revenue, 2016, Refunding, 5.125%, 6/01/43 . $ 5,500,000 $ 5,596,300
County of Frederick ,
Oakdale-Lake Linganore Development District, Special Tax, 2019, Refunding, 3.25%,
7/01/29 ........................................................ 750,000 714,251
Oakdale-Lake Linganore Development District, Special Tax, 2019, Refunding, 3.75%,
7/01/39 ........................................................ 1,410,000 1,265,878
b
Technology Park Project TIF Development District, Special Tax, 144A, 2020 B,
Refunding, 4.625%, 7/01/43 ........................................ 3,260,000 3,330,070
Urbana Community Development Authority, Special Tax, 2020 B, Refunding, 4%,
7/01/40 ........................................................ 375,000 359,582
Urbana Community Development Authority, Special Tax, 2020 C, 4%, 7/01/50 .... 4,000,000 3,725,061
Maryland Economic Development Corp. ,
Morgan State University, Revenue, 2020, 4.25%, 7/01/50 .................... 500,000 465,099
Morgan State University, Revenue, 2020, 5%, 7/01/56 ...................... 1,000,000 1,032,223
17,769,362
Massachusetts 0.2%
b
Massachusetts Development Finance Agency ,
Linden Ponds Obligated Group, Revenue, 144A, 2018, 5%, 11/15/38 ........... 3,000,000 3,186,361
Linden Ponds Obligated Group, Revenue, 144A, 2018, 5.125%, 11/15/46 ........ 5,000,000 5,307,102
North Hill Communities, Inc. Obligated Group, Revenue, 144A, 2013 A, Pre-
Refunded, 6.25%, 11/15/28 ......................................... 1,473,000 1,553,714
Massachusetts Educational Financing Authority , Revenue , 2013 K , 5.25% , 7/01/29 ..
2,280,000 2,285,814
12,332,991
Michigan 1.7%
City of Detroit ,
GO, 2021 A, 5%, 4/01/31 ............................................ 480,000 527,173
GO, 2021 A, 5%, 4/01/33 ............................................ 770,000 833,586
GO, 2021 A, 5%, 4/01/35 ............................................ 955,000 1,024,803
GO, 2021 A, 5%, 4/01/37 ............................................ 875,000 936,296
GO, 2021 A, 4%, 4/01/41 ............................................ 600,000 570,891
Great Lakes Water Authority Sewage Disposal System, Revenue, Second Lien, 2001
B, NATL Insured, 5.5%, 7/01/29 ..................................... 5,000,000 5,610,314
Great Lakes Water Authority Sewage Disposal System, Revenue, Second Lien, 2006
B, NATL Insured, 5%, 7/01/36 ....................................... 15,000 15,046
City of Ecorse , GO , 2011 , 6.5% , 11/01/35 .................................
2,215,000 2,223,003
Detroit City School District , GO , 2001 A , AGMC Insured , 6% , 5/01/29 ............
14,660,000 16,829,768
Kalamazoo Economic Development Corp. ,
b
Friendship Village of Kalamazoo Obligated Group, Revenue, 144A, 2021, Refunding,
5%, 8/15/31 .................................................... 1,000,000 1,006,527
b
Friendship Village of Kalamazoo Obligated Group, Revenue, 144A, 2021, Refunding,
5%, 8/15/41 .................................................... 1,235,000 1,189,158
b
Friendship Village of Kalamazoo Obligated Group, Revenue, 144A, 2021, Refunding,
5%, 8/15/51 .................................................... 1,505,000 1,398,174
Heritage Community of Kalamazoo Obligated Group, Revenue, 2020 A, 5%, 5/15/43 1,120,000 1,099,997
Heritage Community of Kalamazoo Obligated Group, Revenue, 2020 A, 5%, 5/15/55 8,860,000 8,408,118
Michigan Finance Authority ,
Detroit Public Lighting Authority Utility Users Tax, Revenue, 2014 B, 5%, 7/01/39 .. 5,600,000 5,723,109
Detroit Public Lighting Authority Utility Users Tax, Revenue, 2014 B, 5%, 7/01/44 .. 5,000,000 5,093,004
Great Lakes Water Authority Sewage Disposal System, Revenue, Senior Lien, 2014
C-6, Refunding, 5%, 7/01/33 ........................................ 10,000,000 10,415,216
Great Lakes Water Authority Water Supply System, Revenue, D-4, Refunding, 5%,
7/01/34 ........................................................ 10,000,000 10,406,990

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan Finance Authority, (continued)
b
Thomas M Cooley Law School, Revenue, 144A, 2014, Refunding, 6%, 7/01/24 ... $ 1,800,000 $ 1,826,357
b
Thomas M Cooley Law School, Revenue, 144A, 2014, Refunding, 6.75%, 7/01/44 . 5,505,000 5,642,666
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/49 ... 3,000,000 2,913,094
Tobacco Settlement, Revenue, Senior Lien, 2020 B-2, 2, Refunding, Zero Cpn.,
6/01/65 ........................................................ 100,000,000 12,123,640
b
Michigan Strategic Fund ,
Friendship Village of Kalamazoo Obligated Group, Revenue, 144A, 2021, Refunding,
5%, 8/15/31 .................................................... 815,000 820,319
Friendship Village of Kalamazoo Obligated Group, Revenue, 144A, 2021, Refunding,
5%, 8/15/41 .................................................... 895,000 861,779
Friendship Village of Kalamazoo Obligated Group, Revenue, 144A, 2021, Refunding,
5%, 8/15/51 .................................................... 1,380,000 1,282,047
Michigan Tobacco Settlement Finance Authority , Michigan Finance Authority Tobacco
Settlement , Revenue , 2007 B , Zero Cpn., 6/01/52 ......................... 26,990,000 3,187,211
101,968,286
Minnesota 0.2%
City of Apple Valley ,
PHS Apple Valley Senior Housing, Inc., Revenue, 2021, 4%, 9/01/36 ........... 200,000 186,357
PHS Apple Valley Senior Housing, Inc., Revenue, 2021, 4%, 9/01/41 ........... 290,000 260,710
PHS Apple Valley Senior Housing, Inc., Revenue, 2021, 4%, 9/01/51 ........... 500,000 422,204
PHS Apple Valley Senior Housing, Inc., Revenue, 2021, 4%, 9/01/61 ........... 870,000 710,808
City of Minneapolis ,
Ecumen Mill City Quarter LLC, Revenue, 2015, 5.25%, 11/01/45 .............. 2,800,000 2,813,499
Ecumen Mill City Quarter LLC, Revenue, 2015, 5.375%, 11/01/50 .............. 1,000,000 1,000,391
Duluth Economic Development Authority ,
Benedictine Health System Obligated Group, Revenue, 2021 A, Refunding, 4%,
7/01/31 ........................................................ 1,500,000 1,494,308
Benedictine Health System Obligated Group, Revenue, 2021 A, Refunding, 4%,
7/01/36 ........................................................ 1,500,000 1,457,428
Benedictine Health System Obligated Group, Revenue, 2021 A, Refunding, 4%,
7/01/41 ........................................................ 930,000 881,125
Housing & Redevelopment Authority of The City of St. Paul Minnesota ,
Episcopal Homes Obligated Group, Revenue, 2021 A, Refunding, 4%, 11/01/33 ... 200,000 182,594
Episcopal Homes Obligated Group, Revenue, 2021 A, Refunding, 4%, 11/01/35 ... 350,000 313,859
Episcopal Homes Obligated Group, Revenue, 2021 A, Refunding, 4%, 11/01/36 ... 100,000 88,865
Episcopal Homes Obligated Group, Revenue, 2021 A, Refunding, 4%, 11/01/42 ... 1,260,000 1,059,916
10,872,064
Mississippi 0.7%
b
Mississippi Development Bank ,
County of Hancock, Revenue, 144A, 2019, 4.55%, 11/01/39 .................. 2,250,000 2,217,978
Magnolia Regional Health Center, Revenue, 144A, 2021, Refunding, 4%, 10/01/34 900,000 904,975
Magnolia Regional Health Center, Revenue, 144A, 2021, Refunding, 4%, 10/01/35 800,000 801,375
Magnolia Regional Health Center, Revenue, 144A, 2021, Refunding, 4%, 10/01/36 850,000 851,614
Magnolia Regional Health Center, Revenue, 144A, 2021, Refunding, 4%, 10/01/41 3,000,000 2,999,386
Mississippi Home Corp. ,
b
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A-5, 4.5%, 6/01/62 . 7,000,000 5,210,012
b
Patriot Services Group Obligated Group, Revenue, 144A, 2021 C-5, 5.1%, 6/01/62 8,000,000 6,097,896
Patriot Services Group Pascagoula Portfolio II Obligated Group, Revenue, 2021 D-8,
4.65%, 6/01/62 .................................................. 5,515,000 4,226,319

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Mississippi (continued)
Mississippi Hospital Equipment & Facilities Authority , Baptist Memorial Health Care
Obligated Group , Revenue , A , 5% , 9/01/41 ............................... $ 20,000,000 $ 20,963,044
44,272,599
Missouri 0.3%
Cape Girardeau County Industrial Development Authority ,
SoutheastHEALTH Obligated Group, Revenue, 2016 A, Refunding, 6%, 3/01/33 ... 4,170,000 4,391,502
SoutheastHEALTH Obligated Group, Revenue, 2017 A, Refunding, 5%, 3/01/29 ... 250,000 268,792
City of Maryland Heights , Tax Allocation , 2020 , 4.125% , 11/01/38 ...............
2,500,000 2,264,743
Kirkwood Industrial Development Authority ,
Ashfield Active Living & Wellness Communities, Inc. Obligated Group, Revenue,
2017 A, Refunding, 5.25%, 5/15/42 ................................... 1,000,000 998,745
Ashfield Active Living & Wellness Communities, Inc. Obligated Group, Revenue,
2017 A, Refunding, 5.25%, 5/15/50 ................................... 3,500,000 3,409,823
Stoddard County Industrial Development Authority , SoutheastHEALTH Obligated
Group , Revenue , 2016 B , Refunding , 6% , 3/01/37 ......................... 3,740,000 3,935,919
15,269,524
Montana 0.1%
Montana Facility Finance Authority , Kalispell Regional Medical Center Obligated Group ,
Revenue , 2018 B , Refunding , 5% , 7/01/48 ............................... 5,765,000 6,087,351
Nevada 1.2%
City of Henderson ,
Local Improvement District No. T-16, Special Assessment, 2005, 5.125%, 3/01/25 . 920,000 839,287
Local Improvement District No. T-18, Special Assessment, 2016, Refunding, 4%,
9/01/32 ........................................................ 1,750,000 1,736,671
Local Improvement District No. T-18, Special Assessment, 2016, Refunding, 4%,
9/01/35 ........................................................ 2,500,000 2,436,775
City of Las Vegas ,
Special Improvement District No. 610, Special Assessment, 2018, 5%, 6/01/48 .... 8,165,000 8,359,803
Special Improvement District No. 611, Special Assessment, 2020, 4%, 6/01/33 .... 185,000 183,053
Special Improvement District No. 611, Special Assessment, 2020, 4%, 6/01/34 .... 185,000 181,712
Special Improvement District No. 611, Special Assessment, 2020, 4%, 6/01/35 .... 185,000 180,598
Special Improvement District No. 611, Special Assessment, 2020, 4%, 6/01/40 .... 450,000 424,412
Special Improvement District No. 611, Special Assessment, 2020, 4.125%, 6/01/50 1,150,000 1,055,730
Special Improvement District No. 612 Skye Hills, Special Assessment, 2020, 3.5%,
6/01/35 ........................................................ 210,000 187,606
Special Improvement District No. 612 Skye Hills, Special Assessment, 2020, 4%,
6/01/50 ........................................................ 1,000,000 863,474
Special Improvement District No. 812, Special Assessment, 2015, 5%, 12/01/27 ... 1,400,000 1,462,930
Special Improvement District No. 812, Special Assessment, 2015, 5%, 12/01/30 ... 1,620,000 1,676,802
Special Improvement District No. 812, Special Assessment, 2015, 5%, 12/01/35 ... 1,025,000 1,054,303
Special Improvement District No. 814, Special Assessment, 2019, 4%, 6/01/39 .... 445,000 433,232
Special Improvement District No. 814, Special Assessment, 2019, 4%, 6/01/44 .... 745,000 703,174
Special Improvement District No. 815, Special Assessment, 2020, 4.75%, 12/01/40 1,000,000 1,029,855
Special Improvement District No. 816, Special Assessment, 2021, 2.75%, 6/01/33 . 520,000 433,244
Special Improvement District No. 816, Special Assessment, 2021, 2.75%, 6/01/36 . 830,000 660,022
Special Improvement District No. 816, Special Assessment, 2021, 3%, 6/01/41 .... 650,000 505,363
Special Improvement District No. 816, Special Assessment, 2021, 3.125%, 6/01/51 1,425,000 1,031,472
b
City of Reno , Sales Tax , Revenue , 144A, 2018 C , Refunding , Zero Cpn., 7/01/58 .... 18,000,000 2,129,762
County of Clark ,
Special Improvement District No. 128, Special Assessment, 2001-2007, 5%, 2/01/26 1,060,000 1,062,740
Special Improvement District No. 128, Special Assessment, 2001-2007, 5.05%,
2/01/31 ........................................................ 1,010,000 1,011,842
Special Improvement District No. 159, Special Assessment, 2015, 5%, 8/01/35 .... 2,165,000 2,223,288

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Nevada (continued)
Henderson Local Improvement Districts ,
City of Henderson Local Improvement District No. T-21 Black Mountain Ranch,
Special Assessment, 2022, 3%, 9/01/36 ............................... $ 315,000 $ 257,289
City of Henderson Local Improvement District No. T-21 Black Mountain Ranch,
Special Assessment, 2022, 3.5%, 9/01/45 .............................. 750,000 601,400
City of Henderson Local Improvement District No. T-21 Black Mountain Ranch,
Special Assessment, 2022, 4%, 9/01/51 ............................... 500,000 433,917
b
State of Nevada Department of Business & Industry ,
Fulcrum Sierra Biofuels LLC, Revenue, 144A, 2017, 5.875%, 12/15/27 .......... 10,467,202 11,006,460
Fulcrum Sierra Biofuels LLC, Revenue, 144A, 2017, 6.25%, 12/15/37 ........... 9,000,000 8,713,241
Somerset Academy NLV Building 1 / Sky Pointe / Stephanie / Losee Campuses,
Revenue, 144A, 2018 A, 5%, 12/15/38 ................................ 1,000,000 1,035,657
Somerset Academy NLV Building 1 / Sky Pointe / Stephanie / Losee Campuses,
Revenue, 144A, 2018 A, 5%, 12/15/48 ................................ 1,500,000 1,535,067
Tahoe-Douglas Visitors Authority ,
Revenue, 2020, 5%, 7/01/33 ......................................... 3,190,000 3,387,155
Revenue, 2020, 5%, 7/01/40 ......................................... 3,225,000 3,375,252
Revenue, 2020, 5%, 7/01/45 ......................................... 3,250,000 3,366,796
Revenue, 2020, 5%, 7/01/51 ......................................... 4,250,000 4,382,634
69,962,018
New Hampshire 0.2%
New Hampshire Business Finance Authority ,
Caritas Acquisitions VII LLC, Revenue, 2020 A, 3.75%, 8/15/30 ............... 100,000 96,093
Caritas Acquisitions VII LLC, Revenue, 2020 A, 4.125%, 8/15/40 .............. 2,545,000 2,361,267
Caritas Acquisitions VII LLC, Revenue, 2020 A, 4.25%, 8/15/46 ............... 2,860,000 2,605,550
Caritas Acquisitions VII LLC, Revenue, 2020 A, 4.5%, 8/15/55 ................ 5,940,000 5,478,885
10,541,795
New Jersey 3.0%
New Jersey Economic Development Authority ,
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/32 .......... 500,000 507,744
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/37 .......... 2,150,000 2,177,104
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/47 .......... 2,200,000 2,204,368
State of New Jersey Department of the Treasury, Revenue, 2018 EEE, 5%, 6/15/48 10,000,000 10,646,926
State of New Jersey Department of the Treasury, Revenue, 2019 LLL, 4%, 6/15/44 3,300,000 3,286,586
State of New Jersey Department of the Treasury, Revenue, AAA, 5%, 6/15/35 .... 3,450,000 3,658,287
State of New Jersey Department of the Treasury, Revenue, AAA, 5%, 6/15/41 .... 4,550,000 4,800,177
United Airlines, Inc., Revenue, 1999, 5.125%, 9/15/23 ...................... 10,510,000 10,644,723
United Airlines, Inc., Revenue, 1999, 5.25%, 9/15/29 ....................... 25,000,000 25,178,703
United Airlines, Inc., Revenue, 2003, 5.5%, 6/01/33 ........................ 16,480,000 16,732,665
b
White Horse HMT Urban Renewal LLC, Revenue, 144A, 2020, 5%, 1/01/40 ...... 3,000,000 2,540,747
New Jersey Transportation Trust Fund Authority ,
Revenue, 2008 A, Zero Cpn., 12/15/38 .................................. 46,750,000 24,551,749
Revenue, 2014 AA, 5%, 6/15/38 ....................................... 5,060,000 5,197,255
Revenue, 2014 AA, 5%, 6/15/44 ....................................... 9,335,000 9,560,103
Revenue, 2015 AA, 5.25%, 6/15/41 .................................... 2,500,000 2,612,280
Revenue, 2019 AA, 5%, 6/15/46 ....................................... 2,500,000 2,663,217
Revenue, 2019 BB, 5%, 6/15/44 ....................................... 1,000,000 1,071,377
Revenue, 2019 BB, 5%, 6/15/50 ....................................... 670,000 712,946
Tobacco Settlement Financing Corp. ,
Revenue, 2018 A, Refunding, 5%, 6/01/46 ............................... 9,500,000 10,080,097
Revenue, 2018 A, Refunding, 5.25%, 6/01/46 ............................. 18,000,000 19,387,998

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
Tobacco Settlement Financing Corp., (continued)
Revenue, 2018 B, Refunding, 5%, 6/01/46 ............................... $ 25,000,000 $ 25,716,780
183,931,832
New Mexico 0.1%
Lower Petroglyphs Public Improvement District ,
Special Tax, 2018, Refunding, 5%, 10/01/33 .............................. 500,000 505,793
Special Tax, 2018, Refunding, 5%, 10/01/38 .............................. 450,000 451,167
Special Tax, 2018, Refunding, 5%, 10/01/48 .............................. 1,205,000 1,195,197
b
Winrock Town Center Tax Increment Development District No. 1 ,
Tax Allocation, Senior Lien, 144A, 2022, Refunding, 4%, 5/01/33 .............. 1,000,000 915,053
Tax Allocation, Senior Lien, 144A, 2022, Refunding, 4.25%, 5/01/40 ............ 2,750,000 2,433,096
5,500,306
New York 6.5%
Buffalo & Erie County Industrial Land Development Corp. , D'Youville College , Revenue ,
2020 A , Refunding , 4% , 11/01/45 ...................................... 2,000,000 2,004,943
Metropolitan Transportation Authority ,
Revenue, 2013 D, 5%, 11/15/38 ....................................... 14,040,000 14,484,708
f
Revenue, 2015 A-2, Mandatory Put, 5%, 5/15/30 .......................... 1,000,000 1,112,398
Revenue, 2016 A-1, 5.25%, 11/15/56 ................................... 5,000,000 5,248,483
Revenue, 2017 C-1, Refunding, 5%, 11/15/34 ............................ 7,500,000 7,997,950
Revenue, 2020 A-1, 5%, 11/15/47 ..................................... 24,300,000 25,885,138
Revenue, 2020 A-1, 5%, 11/15/49 ..................................... 2,500,000 2,658,698
Revenue, 2020 C-1, 4.75%, 11/15/45 ................................... 2,950,000 3,033,595
Revenue, 2020 C-1, 5%, 11/15/50 ..................................... 42,795,000 45,472,555
Revenue, 2020 D, 5%, 11/15/44 ....................................... 33,000,000 35,419,454
Revenue, 2020 D, 4%, 11/15/50 ....................................... 40,000,000 38,669,760
New York City Housing Development Corp. , FC 8 Spruce Street Residential LLC ,
Revenue , 2014 , F , Refunding , 4.5% , 2/15/48 ............................. 9,825,000 9,778,816
New York Liberty Development Corp. ,
b
3 World Trade Center LLC, Revenue, 144A, 2014, 2, Refunding, 5.375%, 11/15/40 . 15,000,000 15,266,361
Goldman Sachs Headquarters LLC, Revenue, 2005, Refunding, 5.25%, 10/01/35 .. 65,000,000 76,824,599
New York Transportation Development Corp. ,
American Airlines, Inc., Revenue, 2020, Refunding, 5.25%, 8/01/31 ............ 11,265,000 11,979,919
American Airlines, Inc., Revenue, 2020, Refunding, 5.375%, 8/01/36 ........... 14,950,000 16,255,613
American Airlines, Inc., Revenue, 2021, Refunding, 2.25%, 8/01/26 ............ 1,930,000 1,822,161
American Airlines, Inc., Revenue, 2021, Refunding, 3%, 8/01/31 ............... 4,500,000 4,210,162
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/35 ......................... 6,500,000 6,819,239
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/40 ......................... 6,000,000 6,219,260
Laguardia Gateway Partners LLC, Revenue, 2016 A, 5%, 7/01/46 ............. 41,785,000 43,225,814
b
Rockland Tobacco Asset Securitization Corp. , Revenue , 144A, 2005 A , Zero Cpn.,
8/15/45 ......................................................... 61,000,000 15,922,299
390,311,925
North Carolina 0.1%
North Carolina Medical Care Commission ,
Galloway Ridge Obligated Group, Revenue, 2014 A, Refunding, 5.25%, 1/01/41 ... 2,720,000 2,736,659
Maryfield, Inc. Obligated Group, Revenue, 2015, Refunding, 5%, 10/01/30 ....... 2,790,000 2,831,470
Maryfield, Inc. Obligated Group, Revenue, 2015, Refunding, 5%, 10/01/35 ....... 1,000,000 1,010,443
Maryfield, Inc. Obligated Group, Revenue, 2020 A, 5%, 10/01/45 .............. 1,000,000 999,931
Maryfield, Inc. Obligated Group, Revenue, 2020 A, 5%, 10/01/50 .............. 1,500,000 1,488,659
9,067,162

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Dakota 0.3%
County of Burleigh ,
University of Mary, Revenue, 2016, 5.1%, 4/15/36 ......................... $ 2,800,000 $ 2,758,811
University of Mary, Revenue, 2016, 5.2%, 4/15/46 ......................... 3,130,000 3,001,805
b
County of Grand Forks ,
Red River Biorefinery LLC, Revenue, 144A, 2021 A, 6.625%, 12/15/31 .......... 2,875,000 1,782,397
Red River Biorefinery LLC, Revenue, 144A, 2021 A, 7%, 12/15/43 ............. 14,000,000 8,452,664
15,995,677
Ohio 2.8%
Buckeye Tobacco Settlement Financing Authority ,
Revenue, Senior Lien, 2020 A-2, 1, Refunding, 3%, 6/01/48 .................. 25,130,000 19,549,406
Revenue, Senior Lien, 2020 B-2, 2, Refunding, 5%, 6/01/55 .................. 28,000,000 28,442,414
City of Centerville , Graceworks Lutheran Services Obligated Group , Revenue , 2017 ,
Refunding , 5.25% , 11/01/50 .......................................... 5,000,000 5,018,443
Cleveland-Cuyahoga County Port Authority ,
b
Flats East Bank TIF District, Tax Allocation, 144A, 2021 B, Refunding, 4.5%, 12/01/55 1,500,000 1,345,150
b
Flats East Bank TIF District, Tax Allocation, Senior Lien, 144A, 2021 A, Refunding,
4%, 12/01/55 ................................................... 1,250,000 1,078,620
Playhouse Square Foundation, Revenue, 2018, Refunding, 5.25%, 12/01/38 ..... 700,000 740,599
Playhouse Square Foundation, Revenue, 2018, Refunding, 5.5%, 12/01/43 ...... 700,000 743,104
County of Fairfield , Fairfield Medical Center Obligated Group , Revenue , 2013 ,
Refunding , 5% , 6/15/43 ............................................. 10,000,000 10,090,122
County of Franklin ,
Wesley Communities Obligated Group, Revenue, 2020, Refunding, 5.25%, 11/15/40 2,910,000 2,975,680
Wesley Communities Obligated Group, Revenue, 2020, Refunding, 5.25%, 11/15/55 8,800,000 8,847,468
Franklin County Convention Facilities Authority , Revenue , 2019 , 5% , 12/01/51 ......
5,000,000 5,098,967
Ohio Higher Educational Facility Commission ,
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/42 ........... 1,360,000 1,416,351
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/45 ........... 1,205,000 1,247,155
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/50 ........... 2,570,000 2,645,272
Ohio Turnpike & Infrastructure Commission , Revenue, Junior Lien , 2013 A-4 , Zero
Cpn., 2/15/35 ..................................................... 35,000,000 40,182,615
Southeastern Ohio Port Authority ,
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2012, Refunding, 6%,
12/01/42 ....................................................... 14,000,000 14,145,529
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2015, Refunding, 5%,
12/01/35 ....................................................... 1,000,000 1,021,156
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2015, Refunding, 5%,
12/01/43 ....................................................... 1,000,000 1,014,727
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2015, Refunding, 5.5%,
12/01/43 ....................................................... 1,300,000 1,342,129
b
State of Ohio ,
Aultman Health Foundation Obligated Group, Revenue, 144A, 2018, Refunding, 5%,
12/01/38 ....................................................... 5,000,000 4,904,855
Aultman Health Foundation Obligated Group, Revenue, 144A, 2018, Refunding, 5%,
12/01/48 ....................................................... 15,195,000 14,372,803
166,222,565
Oklahoma 0.2%
Tulsa County Industrial Authority ,
Montereau Obligated Group, Revenue, 2017, Refunding, 5.25%, 11/15/37 ....... 1,000,000 1,055,366
Montereau Obligated Group, Revenue, 2017, Refunding, 5.25%, 11/15/45 ....... 10,280,000 10,749,980
11,805,346

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon 0.6%
Clackamas County Hospital Facility Authority ,
Rose Villa, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5.125%, 11/15/40 . $ 500,000 $ 507,942
Rose Villa, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5.25%, 11/15/50 .. 1,250,000 1,257,612
Rose Villa, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5.375%, 11/15/55 . 1,500,000 1,514,406
County of Yamhill , Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/45 ...
9,285,000 9,960,786
Hospital Facilities Authority of Multnomah County Oregon ,
Mirabella at South Waterfront, Revenue, 2014 A, Refunding, 5.4%, 10/01/44 ..... 3,000,000 3,053,591
Mirabella at South Waterfront, Revenue, 2014 A, Refunding, 5.5%, 10/01/49 ..... 5,500,000 5,601,748
Polk County Hospital Facility Authority , Dallas Mennonite Retirement Community
Obligated Group , Revenue , 2020 A , 5.125% , 7/01/55 ....................... 3,500,000 3,300,848
Yamhill County Hospital Authority ,
Friendsview Manor Obligated Group, Revenue, 2016 A, Refunding, 5%, 11/15/51 .. 4,325,000 4,113,978
Friendsview Manor Obligated Group, Revenue, 2021 A, Refunding, 5%, 11/15/56 .. 6,115,000 5,600,738
34,911,649
Pennsylvania 2.0%
b
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue, 144A, 2017, 5%, 5/01/32 .................................... 11,975,000 12,696,465
Revenue, 144A, 2018, 5%, 5/01/42 .................................... 3,245,000 3,429,133
Revenue, 144A, 2018, 5.375%, 5/01/42 ................................. 5,000,000 5,357,066
g
Revenue, 144A, 2022, 5.25%, 5/01/42 .................................. 6,000,000 6,045,762
Chester County Industrial Development Authority ,
b
Borough of Phoenixville Steelpointe Neighborhood Improvement District, Special
Assessment, 144A, 2020, 4.75%, 3/01/50 .............................. 4,250,000 3,832,176
Renaissance Academy Charter School, Revenue, 2014, 5%, 10/01/34 .......... 1,500,000 1,568,082
Renaissance Academy Charter School, Revenue, 2014, 5%, 10/01/39 .......... 3,325,000 3,465,223
Renaissance Academy Charter School, Revenue, 2014, 5%, 10/01/44 .......... 1,945,000 2,020,853
b
Woodlands at Greystone Neighborhood Improvement District, Special Assessment,
144A, 2018, 5%, 3/01/38 ........................................... 325,000 331,806
b
Woodlands at Greystone Neighborhood Improvement District, Special Assessment,
144A, 2018, 5.125%, 3/01/48 ....................................... 1,000,000 1,013,573
Dallas Area Municipal Authority ,
Misericordia University, Revenue, 2019, Refunding, 5%, 5/01/39 .............. 1,100,000 1,142,923
Misericordia University, Revenue, 2019, Refunding, 5%, 5/01/48 .............. 4,000,000 4,096,847
Franklin County Industrial Development Authority ,
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/38 ... 1,000,000 1,001,647
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/43 ... 1,200,000 1,189,077
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/48 ... 4,600,000 4,474,914
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/53 ... 3,050,000 2,937,692
Menno-Haven, Inc. Obligated Group, Revenue, 2019, 5%, 12/01/54 ............ 1,000,000 961,218
Lancaster County Hospital Authority ,
Brethren Village Obligated Group, Revenue, 2017, Refunding, 5.125%, 7/01/37 ... 1,000,000 1,009,522
Brethren Village Obligated Group, Revenue, 2017, Refunding, 5.25%, 7/01/41 .... 3,500,000 3,541,809
Lehigh County Industrial Development Authority ,
Seven Generations Charter School, Revenue, 2021 A, 4%, 5/01/31 ............ 680,000 657,178
Seven Generations Charter School, Revenue, 2021 A, 4%, 5/01/51 ............ 2,385,000 1,962,361
Montgomery County Industrial Development Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2016,
Refunding, 5%, 11/15/36 ........................................... 6,710,000 7,107,354
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 5%,
11/15/45 ....................................................... 1,000,000 1,079,394
Pennsylvania Turnpike Commission ,
Revenue, 2009 C, AGMC Insured, 6.25%, 6/01/33 ......................... 5,000,000 5,712,943
Revenue, B-2, Zero Cpn., 12/01/37 .................................... 20,000,000 18,631,584

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Pennsylvania Turnpike Commission, (continued)
Revenue, B-2, Zero Cpn., 12/01/40 .................................... $ 25,075,000 $ 23,308,411
Philadelphia Authority for Industrial Development ,
Evangelical Services for the Aging Obligated Group, Revenue, A, Refunding, 5%,
7/01/49 ........................................................ 3,000,000 2,746,566
Philadelphia Electrical & Technology Charter High School, Revenue, 2021 A, 4%,
6/01/51 ........................................................ 1,600,000 1,356,421
Philadelphia Electrical & Technology Charter High School, Revenue, 2021 A, 4%,
6/01/56 ........................................................ 850,000 699,754
123,377,754
South Carolina 0.3%
South Carolina Jobs-Economic Development Authority ,
South Carolina Episcopal Home at Still Hopes Obligated Group, Revenue, 2017, 5%,
4/01/52 ........................................................ 1,750,000 1,710,088
South Carolina Episcopal Home at Still Hopes Obligated Group, Revenue, 2018 A,
Refunding, 5%, 4/01/48 ............................................ 3,500,000 3,444,875
South Carolina Episcopal Home at Still Hopes Obligated Group, Revenue, 2018 A,
Refunding, 5.25%, 4/01/53 ......................................... 11,000,000 11,041,032
16,195,995
South Dakota 0.2%
City of Sioux Falls ,
Dow Rummel Village, Revenue, 2016, Refunding, 5%, 11/01/46 ............... 11,110,000 10,145,569
Dow Rummel Village, Revenue, 2017, 5%, 11/01/42 ........................ 3,000,000 2,958,340
13,103,909
Tennessee 1.2%
Johnson City Health & Educational Facilities Board ,
Mountain States Health Alliance Obligated Group, Revenue, 2000 A, Refunding,
NATL Insured, Zero Cpn., 7/01/27 .................................... 19,365,000 16,586,783
Mountain States Health Alliance Obligated Group, Revenue, 2000 A, Refunding,
NATL Insured, Zero Cpn., 7/01/28 .................................... 19,400,000 15,964,714
Mountain States Health Alliance Obligated Group, Revenue, 2000 A, Refunding,
NATL Insured, Zero Cpn., 7/01/29 .................................... 19,365,000 15,307,209
Mountain States Health Alliance Obligated Group, Revenue, 2000 A, Refunding,
NATL Insured, Zero Cpn., 7/01/30 .................................... 19,370,000 14,674,970
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board , Vanderbilt University Medical Center Obligated Group , Revenue , 2016 A , 5% ,
7/01/40 ......................................................... 10,000,000 10,616,097
b
Nashville Metropolitan Development & Housing Agency , Tax Allocation , 144A, 2018 ,
5.125% , 6/01/36 ................................................... 900,000 939,851
74,089,624
Texas 8.4%
Cedar Bayou Navigation District , Special Assessment , 2020 , 6% , 9/15/51 .........
7,500,000 6,902,061
Central Texas Regional Mobility Authority ,
Revenue, 2010, Zero Cpn., 1/01/35 .................................... 3,000,000 1,799,727
Revenue, 2010, Zero Cpn., 1/01/37 .................................... 2,500,000 1,362,242
Revenue, 2010, Zero Cpn., 1/01/38 .................................... 2,405,000 1,246,515
Revenue, 2010, Zero Cpn., 1/01/39 .................................... 2,545,000 1,257,366
b
City of Anna ,
Sherley Tract Public Improvement District No. 2, Special Assessment, 144A, 2021,
3.75%, 9/15/31 .................................................. 300,000 263,448

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
b
City of Anna, (continued)
Sherley Tract Public Improvement District No. 2, Special Assessment, 144A, 2021,
4.5%, 9/15/31 ................................................... $ 157,000 $ 146,286
Sherley Tract Public Improvement District No. 2, Special Assessment, 144A, 2021,
4%, 9/15/41 .................................................... 867,000 762,404
Sherley Tract Public Improvement District No. 2, Special Assessment, 144A, 2021,
4.25%, 9/15/51 .................................................. 1,406,000 1,200,599
Sherley Tract Public Improvement District No. 2, Special Assessment, 144A, 2021,
5%, 9/15/51 .................................................... 503,000 450,603
b
City of Austin ,
Whisper Valley Public Improvement District, Special Assessment, 144A, 2019,
4.625%, 11/01/39 ................................................ 1,405,000 1,410,559
Whisper Valley Public Improvement District, Special Assessment, 144A, 2019,
4.75%, 11/01/48 ................................................. 2,450,000 2,434,841
City of Celina ,
b
Celina Hills Public Improvement District, Special Assessment, 144A, 2022, 4.875%,
9/01/42 ........................................................ 804,000 785,231
b
Celina Hills Public Improvement District, Special Assessment, 144A, 2022, 5%,
9/01/51 ........................................................ 1,120,000 1,102,986
b
Creeks of Legacy Public Improvement District, Special Assessment, 144A, 2020,
4.25%, 9/01/40 .................................................. 230,000 214,998
b
Edgewood Creek Public Improvement District, Special Assessment, 144A, 2021,
4.75%, 9/01/31 .................................................. 215,000 206,594
b
Edgewood Creek Public Improvement District, Special Assessment, 144A, 2021,
4.25%, 9/01/41 .................................................. 500,000 446,663
b
Edgewood Creek Public Improvement District, Special Assessment, 144A, 2021,
5.25%, 9/01/41 .................................................. 370,000 349,708
b
Edgewood Creek Public Improvement District, Special Assessment, 144A, 2021,
4.5%, 9/01/50 ................................................... 605,000 534,714
b
Edgewood Creek Public Improvement District, Special Assessment, 144A, 2021,
5.5%, 9/01/50 ................................................... 500,000 472,742
b
Hillside Village Public Improvement District, Special Assessment, 144A, 2022, 2.75%,
9/01/27 ........................................................ 290,000 261,613
b
Hillside Village Public Improvement District, Special Assessment, 144A, 2022,
3.125%, 9/01/32 ................................................. 231,000 196,193
b
Hillside Village Public Improvement District, Special Assessment, 144A, 2022,
3.375%, 9/01/42 ................................................. 866,000 690,075
Lakes at Mustang Ranch Public Improvement District, Special Assessment, 2020,
Refunding, BAM Insured, 3%, 9/01/35 ................................. 1,020,000 879,732
b
Parks at Wilson Creek Public Improvement District (The), Special Assessment, 144A,
2021, 2.75%, 9/01/26 ............................................. 145,000 133,800
b
Parks at Wilson Creek Public Improvement District (The), Special Assessment, 144A,
2021, 3.5%, 9/01/26 .............................................. 245,000 233,061
b
Parks at Wilson Creek Public Improvement District (The), Special Assessment, 144A,
2021, 3.25%, 9/01/31 ............................................. 150,000 133,312
b
Parks at Wilson Creek Public Improvement District (The), Special Assessment, 144A,
2021, 4%, 9/01/31 ................................................ 473,000 443,431
b
Parks at Wilson Creek Public Improvement District (The), Special Assessment, 144A,
2021, 3.5%, 9/01/41 .............................................. 1,205,000 1,035,479
b
Parks at Wilson Creek Public Improvement District (The), Special Assessment, 144A,
2021, 4.25%, 9/01/41 ............................................. 2,015,000 1,809,400
b
Parks at Wilson Creek Public Improvement District (The), Special Assessment, 144A,
2021, 4.5%, 9/01/51 .............................................. 2,501,000 2,213,776
b
Sutton Fields East Public Improvement District, Special Assessment, 144A, 2022,
3.25%, 9/01/27 .................................................. 227,000 210,895
b
Sutton Fields East Public Improvement District, Special Assessment, 144A, 2022,
3.625%, 9/01/32 ................................................. 336,000 302,832

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Celina, (continued)
b
Sutton Fields East Public Improvement District, Special Assessment, 144A, 2022,
4%, 9/01/43 .................................................... $ 1,009,000 $ 897,721
b
Sutton Fields East Public Improvement District, Special Assessment, 144A, 2022,
4.125%, 9/01/51 ................................................. 1,033,000 895,943
b
Sutton Fields II Public Improvement District, Special Assessment, 144A, 2019,
4.25%, 9/01/49 .................................................. 3,065,000 2,810,922
b
Sutton Fields II Public Improvement District, Special Assessment, 144A, 2020,
4.125%, 9/01/50 ................................................. 1,800,000 1,604,294
b
Sutton Fields II Public Improvement District, Special Assessment, 144A, 2022,
2.875%, 9/01/27 ................................................. 115,000 104,908
b
Sutton Fields II Public Improvement District, Special Assessment, 144A, 2022,
3.25%, 9/01/32 .................................................. 250,000 215,468
b
Sutton Fields II Public Improvement District, Special Assessment, 144A, 2022, 3.5%,
9/01/42 ........................................................ 1,175,000 949,588
b
Sutton Fields II Public Improvement District, Special Assessment, 144A, 2022, 4%,
9/01/51 ........................................................ 7,000,000 6,074,830
b
Wells North Public Improvement District, Special Assessment, 144A, 2020, 3.75%,
9/01/40 ........................................................ 425,000 378,684
b
Wells North Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/50 ........................................................ 520,000 461,199
b
Wells South Public Improvement District, Special Assessment, 144A, 2020, 3.125%,
9/01/30 ........................................................ 150,000 137,963
b
Wells South Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/40 ........................................................ 350,000 327,412
b
Wells South Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/50 ........................................................ 965,000 856,385
b
Wells South Public Improvement District, Special Assessment, 144A, 2021, 3%,
9/01/31 ........................................................ 158,000 139,235
b
Wells South Public Improvement District, Special Assessment, 144A, 2021, 3.375%,
9/01/41 ........................................................ 379,000 318,390
b
City of Crandall ,
Cartwright Ranch Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/15/31 ........................................................ 409,000 374,885
Cartwright Ranch Public Improvement District, Special Assessment, 144A, 2021,
4.75%, 9/15/31 .................................................. 161,000 147,675
Cartwright Ranch Public Improvement District, Special Assessment, 144A, 2021,
4.25%, 9/15/41 .................................................. 1,000,000 889,598
Cartwright Ranch Public Improvement District, Special Assessment, 144A, 2021, 5%,
9/15/41 ........................................................ 1,144,000 1,052,066
Cartwright Ranch Public Improvement District, Special Assessment, 144A, 2021,
4.5%, 9/15/51 ................................................... 2,000,000 1,747,132
Cartwright Ranch Public Improvement District, Special Assessment, 144A, 2021,
5.25%, 9/15/51 .................................................. 750,000 680,904
b
City of Dayton ,
Westpointe Public Improvement District, Special Assessment, Junior Lien, 144A,
5.75%, 9/01/52 .................................................. 1,464,000 1,469,872
Westpointe Public Improvement District, Special Assessment, Senior Lien, 144A,
2022 A, 4.875%, 9/01/32 ........................................... 269,000 270,264
Westpointe Public Improvement District, Special Assessment, Senior Lien, 144A,
2022 A, 5.125%, 9/01/42 ........................................... 764,000 768,175
Westpointe Public Improvement District, Special Assessment, Senior Lien, 144A,
2022 A, 5.25%, 9/01/52 ............................................ 1,000,000 1,005,428
b
City of Elmendorf ,
Hickory Ridge Public Improvement District, Special Assessment, 144A, 2021,
3.375%, 9/01/31 ................................................. 398,000 338,385

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
b
City of Elmendorf, (continued)
Hickory Ridge Public Improvement District, Special Assessment, 144A, 2021, 3.75%,
9/01/41 ........................................................ $ 1,205,000 $ 973,392
Hickory Ridge Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/01/51 ........................................................ 1,172,000 969,807
b
City of Fate ,
Monterra Public Improvement District, Special Assessment, 144A, 2021, 2.75%,
8/15/26 ........................................................ 400,000 372,677
Monterra Public Improvement District, Special Assessment, 144A, 2021, 3.375%,
8/15/31 ........................................................ 711,000 636,516
Monterra Public Improvement District, Special Assessment, 144A, 2021, 3.75%,
8/15/41 ........................................................ 1,871,000 1,651,113
Monterra Public Improvement District, Special Assessment, 144A, 2021, 4%, 8/15/51 1,765,000 1,540,352
Williamsburg East Public Improvement District, Revenue, 144A, 2020, 4.125%,
8/15/30 ........................................................ 665,000 626,838
Williamsburg East Public Improvement District, Revenue, 144A, 2020, 4.625%,
8/15/40 ........................................................ 1,163,000 1,077,543
Williamsburg East Public Improvement District, Revenue, 144A, 2020, 4.875%,
8/15/50 ........................................................ 1,772,000 1,627,274
Williamsburg East Public Improvement District, Special Assessment, 144A, 2020,
3.375%, 8/15/30 ................................................. 125,000 114,104
Williamsburg East Public Improvement District, Special Assessment, 144A, 2020,
3.875%, 8/15/40 ................................................. 691,000 606,351
Williamsburg East Public Improvement District, Special Assessment, 144A, 2020,
4.125%, 8/15/50 ................................................. 994,000 872,045
Williamsburg Public Improvement District No. 1, Special Assessment, 144A, 2022,
4.25%, 8/15/42 .................................................. 1,204,000 1,142,661
Williamsburg Public Improvement District No. 1, Special Assessment, 144A, 2022,
4.375%, 8/15/52 ................................................. 1,100,000 1,023,298
b
City of Ferris ,
Woodstone Public Improvement District No. 2, Special Assessment, 144A, 2022,
3.375%, 9/01/32 ................................................. 1,074,000 923,117
Woodstone Public Improvement District No. 2, Special Assessment, 144A, 2022,
3.75%, 9/01/42 .................................................. 1,259,000 1,038,431
Woodstone Public Improvement District No. 2, Special Assessment, 144A, 2022, 4%,
9/01/51 ........................................................ 1,577,000 1,314,190
b
City of Fort Worth ,
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2017, 5%, 9/01/27 ................................ 1,765,000 1,762,173
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2017, 5%, 9/01/32 ................................ 1,270,000 1,236,155
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2017, 5.125%, 9/01/37 ............................. 1,650,000 1,576,060
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2018, 5%, 9/01/27 ................................ 1,390,000 1,387,774
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2018, 5%, 9/01/32 ................................ 1,530,000 1,481,677
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2018, 5%, 9/01/37 ................................ 1,975,000 1,847,851
b
City of Georgetown ,
Parks at Westhaven Public Improvement District, Special Assessment, 144A, 2022,
3.875%, 9/15/32 ................................................. 409,000 391,943
Parks at Westhaven Public Improvement District, Special Assessment, 144A, 2022,
4.125%, 9/15/42 ................................................. 1,060,000 989,345
Parks at Westhaven Public Improvement District, Special Assessment, 144A, 2022,
4.25%, 9/15/47 .................................................. 716,000 662,591

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
b
City of Haslet ,
Public Improvement District No. 5, Special Assessment, 144A, 2021, 2.625%,
9/01/26 ........................................................ $ 447,000 $ 413,332
Public Improvement District No. 5, Special Assessment, 144A, 2021, 3.25%, 9/01/31 150,000 130,239
Public Improvement District No. 5, Special Assessment, 144A, 2021, 3.625%,
9/01/41 ........................................................ 1,271,000 1,050,226
City of Horseshoe Bay ,
Escondido Public Improvement District, Special Assessment, 2020, Refunding, 3%,
10/01/30 ....................................................... 500,000 454,144
Escondido Public Improvement District, Special Assessment, 2020, Refunding,
3.25%, 10/01/33 ................................................. 435,000 394,414
City of Houston Airport System , United Airlines, Inc. , Revenue , 2021 A , 4% , 7/01/41 .
15,990,000 14,291,848
b
City of Hutto ,
Cottonwood Creek Public Improvement District, Special Assessment, 144A, 2021,
2.5%, 9/01/26 ................................................... 330,000 302,657
Cottonwood Creek Public Improvement District, Special Assessment, 144A, 2021,
3.125%, 9/01/31 ................................................. 260,000 226,360
Cottonwood Creek Public Improvement District, Special Assessment, 144A, 2021,
3.5%, 9/01/41 ................................................... 1,038,000 859,485
Durango Farms Public Improvement District, Special Assessment, 144A, 2021,
2.75%, 9/01/26 .................................................. 270,000 251,322
Durango Farms Public Improvement District, Special Assessment, 144A, 2021, 3.5%,
9/01/31 ........................................................ 392,000 349,147
Durango Farms Public Improvement District, Special Assessment, 144A, 2021,
3.875%, 9/01/41 ................................................. 1,000,000 855,995
Durango Farms Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/01/56 ........................................................ 3,479,000 2,922,765
Emory Crossing Public Improvement District, Special Assessment, 144A, 2021,
3.25%, 9/01/31 .................................................. 206,000 179,765
Emory Crossing Public Improvement District, Special Assessment, 144A, 2021,
3.625%, 9/01/41 ................................................. 519,000 430,770
Emory Crossing Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/01/56 ........................................................ 1,146,000 954,875
b
City of Justin ,
Timberbrook Public Improvement District No. 1, Special Assessment, 144A, 2021,
3%, 9/01/31 .................................................... 500,000 441,313
Timberbrook Public Improvement District No. 1, Special Assessment, 144A, 2021,
3.375%, 9/01/41 ................................................. 2,812,000 2,371,875
Timberbrook Public Improvement District No. 1, Special Assessment, 144A, 2021,
4%, 9/01/51 .................................................... 1,052,000 929,430
b
City of Kaufman ,
Public Improvement District No. 1, Special Assessment, 144A, 2021, 3.125%,
9/15/31 ........................................................ 230,000 196,922
Public Improvement District No. 1, Special Assessment, 144A, 2021, 3.625%,
9/15/41 ........................................................ 570,000 463,841
Public Improvement District No. 1, Special Assessment, 144A, 2021, 4%, 9/15/50 . 440,000 363,109
b
City of Kyle ,
6 Creeks Public Improvement District, Special Assessment, 144A, 2020, 3.125%,
9/01/30 ........................................................ 400,000 352,892
6 Creeks Public Improvement District, Special Assessment, 144A, 2020, 3.625%,
9/01/40 ........................................................ 1,310,000 1,116,126
6 Creeks Public Improvement District, Special Assessment, 144A, 2020, 3.5%,
9/01/44 ........................................................ 1,380,000 1,115,162
6 Creeks Public Improvement District, Special Assessment, 144A, 2020, 4%, 9/01/46 375,000 330,467
6 Creeks Public Improvement District, Special Assessment, 144A, 2021, 2.75%,
9/01/26 ........................................................ 224,000 204,072

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
b
City of Kyle, (continued)
6 Creeks Public Improvement District, Special Assessment, 144A, 2021, 3.375%,
9/01/31 ........................................................ $ 530,000 $ 465,423
6 Creeks Public Improvement District, Special Assessment, 144A, 2021, 3.75%,
9/01/41 ........................................................ 1,428,000 1,199,453
6 Creeks Public Improvement District, Special Assessment, 144A, 2021, 4%, 9/01/46 1,000,000 873,056
Plum Creek North Public Improvement District, Special Assessment, 144A, 2022,
3.875%, 9/01/32 ................................................. 500,000 485,197
Plum Creek North Public Improvement District, Special Assessment, 144A, 2022,
4.125%, 9/01/41 ................................................. 1,185,000 1,121,534
Plum Creek North Public Improvement District, Special Assessment, 144A, 2022,
4.625%, 9/01/41 ................................................. 501,000 481,206
City of Lago Vista ,
Tessera on Lake Travis Public Improvement District, Special Assessment, 2020,
Refunding, 3.125%, 9/01/30 ........................................ 300,000 278,299
Tessera on Lake Travis Public Improvement District, Special Assessment, 2020,
Refunding, 3.75%, 9/01/42 ......................................... 1,045,000 920,441
b
Tessera on Lake Travis Public Improvement District, Special Assessment, 144A,
2020 A, Refunding, 5%, 9/01/30 ..................................... 2,000,000 1,915,319
b
Tessera on Lake Travis Public Improvement District, Special Assessment, 144A,
2020 A, Refunding, 5.125%, 9/01/35 .................................. 2,070,000 1,949,719
b
Tessera on Lake Travis Public Improvement District, Special Assessment, 144A,
2020 A, Refunding, 5.5%, 9/01/40 .................................... 2,715,000 2,586,314
b
City of Lavon ,
Elevon Public Improvement District, Special Assessment, 144A, 2022, 3.5%, 9/15/27 600,000 562,260
Elevon Public Improvement District, Special Assessment, 144A, 2022, 3.75%,
9/15/27 ........................................................ 305,000 285,572
Elevon Public Improvement District, Special Assessment, 144A, 2022, 3.875%,
9/15/32 ........................................................ 1,000,000 904,698
Elevon Public Improvement District, Special Assessment, 144A, 2022, 4.125%,
9/15/32 ........................................................ 455,000 419,116
Elevon Public Improvement District, Special Assessment, 144A, 2022, 4%, 9/15/42 2,259,000 2,007,361
Elevon Public Improvement District, Special Assessment, 144A, 2022, 4.375%,
9/15/42 ........................................................ 1,000,000 900,758
Elevon Public Improvement District, Special Assessment, 144A, 2022, 4.125%,
9/15/52 ........................................................ 5,295,000 4,635,402
Elevon Public Improvement District, Special Assessment, 144A, 2022, 4.5%, 9/15/52 1,495,000 1,315,311
City of Leander , Oak Creek Public Improvement District , Special Assessment , 2020 ,
Refunding , 3.25% , 9/01/32 ........................................... 530,000 493,860
b
City of Liberty Hill ,
Butler Farms Public Improvement District, Special Assessment, 144A, 2022, 2.625%,
9/01/27 ........................................................ 550,000 511,815
Butler Farms Public Improvement District, Special Assessment, 144A, 2022, 3.5%,
9/01/27 ........................................................ 225,000 214,489
Butler Farms Public Improvement District, Special Assessment, 144A, 2022, 3.125%,
9/01/32 ........................................................ 750,000 672,658
Butler Farms Public Improvement District, Special Assessment, 144A, 2022, 3.875%,
9/01/32 ........................................................ 275,000 255,543
Butler Farms Public Improvement District, Special Assessment, 144A, 2022, 3.375%,
9/01/42 ........................................................ 1,771,000 1,505,781
Butler Farms Public Improvement District, Special Assessment, 144A, 2022, 4.125%,
9/01/42 ........................................................ 1,097,000 990,575
Butler Farms Public Improvement District, Special Assessment, 144A, 2022, 4%,
9/01/52 ........................................................ 2,500,000 2,222,550
Butler Farms Public Improvement District, Special Assessment, 144A, 2022, 4.375%,
9/01/52 ........................................................ 1,705,000 1,525,467

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
b
City of Liberty Hill, (continued)
Summerlyn West Public Improvement District, Special Assessment, 144A, 2020,
3.125%, 9/01/30 ................................................. $ 250,000 $ 226,676
Summerlyn West Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/40 ........................................................ 845,000 783,738
Summerlyn West Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/54 ........................................................ 1,890,000 1,635,543
b
City of Manor ,
Manor Heights Public Improvement District, Special Assessment, 144A, 2021, 2.5%,
9/15/26 ........................................................ 110,000 99,429
Manor Heights Public Improvement District, Special Assessment, 144A, 2021,
3.125%, 9/15/26 ................................................. 210,000 191,439
Manor Heights Public Improvement District, Special Assessment, 144A, 2021,
3.125%, 9/15/31 ................................................. 250,000 215,179
Manor Heights Public Improvement District, Special Assessment, 144A, 2021, 3.75%,
9/15/31 ........................................................ 310,000 272,230
Manor Heights Public Improvement District, Special Assessment, 144A, 2021, 3.5%,
9/15/41 ........................................................ 700,000 571,797
Manor Heights Public Improvement District, Special Assessment, 144A, 2021,
4.125%, 9/15/41 ................................................. 830,000 733,212
Manor Heights Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/15/51 ........................................................ 1,000,000 868,457
Manor Heights Public Improvement District, Special Assessment, 144A, 2021,
4.375%, 9/15/51 ................................................. 1,225,000 1,052,132
b
City of Marble Falls ,
Thunder Rock Public Improvement District, Special Assessment, 144A, 2021,
3.875%, 9/01/31 ................................................. 350,000 317,233
Thunder Rock Public Improvement District, Special Assessment, 144A, 2021,
4.625%, 9/01/31 ................................................. 150,000 138,634
Thunder Rock Public Improvement District, Special Assessment, 144A, 2021,
4.125%, 9/01/41 ................................................. 1,000,000 895,435
Thunder Rock Public Improvement District, Special Assessment, 144A, 2021,
4.875%, 9/01/41 ................................................. 450,000 408,131
Thunder Rock Public Improvement District, Special Assessment, 144A, 2021,
4.375%, 9/01/51 ................................................. 1,470,000 1,273,791
Thunder Rock Public Improvement District, Special Assessment, 144A, 2021,
5.125%, 9/01/51 ................................................. 620,000 561,744
b
City of Mclendon-Chisholm ,
Special Assessment, 144A, 2021, 2.625%, 9/15/26 ......................... 205,000 188,031
Special Assessment, 144A, 2021, 3.625%, 9/15/41 ......................... 620,000 507,954
Special Assessment, 144A, 2021, 4%, 9/15/51 ............................ 865,000 725,216
d
Sonoma Public Improvement District, Special Assessment, 144A, 2022, 5.375%,
9/15/32 ........................................................ 250,000 252,411
d
Sonoma Public Improvement District, Special Assessment, 144A, 2022, 5.75%,
9/15/52 ........................................................ 2,700,000 2,733,088
b
City of Midlothian ,
Redden Farms Public Improvement District, Special Assessment, 144A, 2021, 3.5%,
9/15/31 ........................................................ 410,000 366,959
Redden Farms Public Improvement District, Special Assessment, 144A, 2021,
4.125%, 9/15/31 ................................................. 230,000 213,965
Redden Farms Public Improvement District, Special Assessment, 144A, 2021,
3.875%, 9/15/41 ................................................. 1,105,000 960,544
Redden Farms Public Improvement District, Special Assessment, 144A, 2021, 4.5%,
9/15/41 ........................................................ 420,000 380,634
Redden Farms Public Improvement District, Special Assessment, 144A, 2021,
4.125%, 9/15/51 ................................................. 1,635,000 1,417,267

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
b
City of Midlothian, (continued)
Redden Farms Public Improvement District, Special Assessment, 144A, 2021,
4.75%, 9/15/51 .................................................. $ 610,000 $ 540,521
b
City of New Braunfels ,
Solms Landing Public Improvement District, Special Assessment, 144A, 2021,
3.625%, 9/01/26 ................................................. 220,000 207,494
Solms Landing Public Improvement District, Special Assessment, 144A, 2021,
4.25%, 9/01/31 .................................................. 320,000 297,594
Solms Landing Public Improvement District, Special Assessment, 144A, 2021, 4.5%,
9/01/41 ........................................................ 882,000 784,352
Solms Landing Public Improvement District, Special Assessment, 144A, 2021,
4.75%, 9/01/51 .................................................. 1,454,000 1,271,414
b
City of Oak Point ,
Oak Point Public Improvement District No. 2, Special Assessment, 144A, 2020,
3.25%, 9/01/30 .................................................. 300,000 273,529
Oak Point Public Improvement District No. 2, Special Assessment, 144A, 2020,
3.75%, 9/01/40 .................................................. 1,170,000 1,038,426
Oak Point Public Improvement District No. 2, Special Assessment, 144A, 2020, 4%,
9/01/50 ........................................................ 1,060,000 930,876
Wildridge Public Improvement District No. 1, Special Assessment, 144A, 2021,
2.75%, 9/01/31 .................................................. 160,000 139,093
Wildridge Public Improvement District No. 1, Special Assessment, 144A, 2021,
3.125%, 9/01/41 ................................................. 643,000 520,900
Wildridge Public Improvement District No. 1, Special Assessment, 144A, 2021, 4%,
9/01/51 ........................................................ 987,000 865,775
b,g
City of Pilot Point ,
Mobberly Public Improvement District, Special Assessment, 144A, 2022, 5.125%,
9/15/32 ........................................................ 500,000 513,542
Mobberly Public Improvement District, Special Assessment, 144A, 2022, 5.625%,
9/15/32 ........................................................ 810,000 831,750
Mobberly Public Improvement District, Special Assessment, 144A, 2022, 5.5%,
9/15/48 ........................................................ 4,026,000 4,133,359
Mobberly Public Improvement District, Special Assessment, 144A, 2022, 6%, 9/15/52 4,001,000 4,124,428
Mobberly Public Improvement District, Special Assessment, 144A, 2022, 6.5%,
9/15/52 ........................................................ 1,600,000 1,648,168
b
City of Plano ,
Collin Creek East Public Improvement District, Special Assessment, 144A, 2021,
4.375%, 9/15/51 ................................................. 7,750,000 6,542,284
Collin Creek West Public Improvement District, Special Assessment, 144A, 2021,
4%, 9/15/51 .................................................... 2,343,000 1,981,407
b
City of Princeton ,
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2020,
2.875%, 9/01/25 ................................................. 128,000 125,011
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2020,
3.375%, 9/01/30 ................................................. 180,000 168,230
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2020,
3.875%, 9/01/40 ................................................. 650,000 579,028
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2020,
4.125%, 9/01/50 ................................................. 936,000 836,230
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2022, 3.75%,
9/01/27 ........................................................ 201,000 198,727
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2022, 4%,
9/01/32 ........................................................ 280,000 271,051
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2022, 4.25%,
9/01/42 ........................................................ 752,000 713,717

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
b
City of Princeton, (continued)
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2022,
4.375%, 9/01/52 ................................................. $ 1,139,000 $ 1,061,119
Brookside Public Improvement District, Special Assessment, 144A, 2021, 2.5%,
9/01/26 ........................................................ 111,000 103,586
Brookside Public Improvement District, Special Assessment, 144A, 2021, 3%,
9/01/31 ........................................................ 128,000 114,247
Brookside Public Improvement District, Special Assessment, 144A, 2021, 3.375%,
9/01/41 ........................................................ 325,000 269,221
Brookside Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/01/51 ........................................................ 435,000 381,762
Winchester Public Improvement District, Special Assessment, 144A, 2020, 3.25%,
9/01/30 ........................................................ 200,000 185,483
Winchester Public Improvement District, Special Assessment, 144A, 2020, 3.75%,
9/01/40 ........................................................ 470,000 410,214
Winchester Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/50 ........................................................ 675,000 580,122
Winchester Public Improvement District, Special Assessment, 144A, 2021, 2.875%,
9/01/31 ........................................................ 110,000 97,613
Winchester Public Improvement District, Special Assessment, 144A, 2021, 3.25%,
9/01/41 ........................................................ 518,000 419,401
Winchester Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/01/51 ........................................................ 620,000 543,850
b
City of Red Oak ,
Public Improvement District No. 1, Special Assessment, 144A, 2021, 2.625%,
9/15/26 ........................................................ 150,000 138,162
Public Improvement District No. 1, Special Assessment, 144A, 2021, 3.125%,
9/15/31 ........................................................ 354,000 307,366
Public Improvement District No. 1, Special Assessment, 144A, 2021, 3.375%,
9/15/41 ........................................................ 500,000 408,959
Public Improvement District No. 1, Special Assessment, 144A, 2021, 4%, 9/15/51 . 665,000 579,180
b
City of Rowlett ,
Trails at Cottonwood Creek Public Improvement District, Special Assessment, 144A,
2021, 3.125%, 9/15/31 ............................................ 200,000 180,488
Trails at Cottonwood Creek Public Improvement District, Special Assessment, 144A,
2021, 3.75%, 9/15/31 ............................................. 300,000 278,516
Trails at Cottonwood Creek Public Improvement District, Special Assessment, 144A,
2021, 3.75%, 9/15/41 ............................................. 820,000 707,128
Trails at Cottonwood Creek Public Improvement District, Special Assessment, 144A,
2021, 4.125%, 9/15/41 ............................................ 600,000 551,559
Trails at Cottonwood Creek Public Improvement District, Special Assessment, 144A,
2021, 4%, 9/15/51 ................................................ 1,172,000 1,020,749
Trails at Cottonwood Creek Public Improvement District, Special Assessment, 144A,
2021, 4.25%, 9/15/51 ............................................. 1,000,000 892,296
b
City of Royse City ,
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 3.375%,
9/15/30 ........................................................ 450,000 413,969
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 3.625%,
9/15/30 ........................................................ 225,000 210,867
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 4.375%,
9/15/30 ........................................................ 210,000 203,225
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 3.875%,
9/15/40 ........................................................ 1,190,000 1,059,440
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 4.125%,
9/15/40 ........................................................ 590,000 547,733
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 4.875%,
9/15/40 ........................................................ 375,000 356,243

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
b
City of Royse City, (continued)
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 4.125%,
9/15/50 ........................................................ $ 1,780,000 $ 1,583,664
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 4.375%,
9/15/50 ........................................................ 715,000 656,352
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 5.125%,
9/15/50 ........................................................ 575,000 540,201
Waterscape Public Improvement District, Special Assessment, 144A, 2017, 5%,
9/15/48 ........................................................ 2,700,000 2,739,888
Waterscape Public Improvement District, Special Assessment, 144A, 2019, 4.375%,
9/15/39 ........................................................ 610,000 598,276
Waterscape Public Improvement District, Special Assessment, 144A, 2019, 4.5%,
9/15/48 ........................................................ 1,260,000 1,209,023
Waterscape Public Improvement District, Special Assessment, 144A, 2019, 4.75%,
9/15/49 ........................................................ 1,495,000 1,490,044
b
City of Sachse ,
Public Improvement District No. 1, Special Assessment, 144A, 2020, 3.25%, 9/15/30 405,000 365,329
Public Improvement District No. 1, Special Assessment, 144A, 2020, 3.75%, 9/15/40 1,070,000 923,121
Public Improvement District No. 1, Special Assessment, 144A, 2020, 5.375%,
9/15/40 ........................................................ 2,035,000 1,944,730
Public Improvement District No. 1, Special Assessment, 144A, 2020, 4%, 9/15/50 . 1,485,000 1,297,954
Public Improvement District No. 1, Special Assessment, 144A, 2020, 5.625%,
9/15/50 ........................................................ 2,235,000 2,133,300
City of San Marcos ,
Whisper Public Improvement District, Special Assessment, 2020, 4.375%, 9/01/25 . 260,000 262,849
Whisper Public Improvement District, Special Assessment, 2020, 4.875%, 9/01/30 . 305,000 308,516
Whisper Public Improvement District, Special Assessment, 2020, 5.375%, 9/01/40 . 1,300,000 1,322,052
Whisper Public Improvement District, Special Assessment, 2020, 5.625%, 9/01/50 . 1,300,000 1,322,948
b
Whisper South Public Improvement District, Special Assessment, 144A, 2022,
3.75%, 9/01/27 .................................................. 300,000 289,565
b
Whisper South Public Improvement District, Special Assessment, 144A, 2022, 4%,
9/01/32 ........................................................ 425,000 401,630
b
Whisper South Public Improvement District, Special Assessment, 144A, 2022,
4.25%, 9/01/42 .................................................. 1,221,000 1,089,263
b
Whisper South Public Improvement District, Special Assessment, 144A, 2022, 4.5%,
9/01/51 ........................................................ 1,621,000 1,420,484
b
City of Santa Fe ,
Mulberry Farms Public Improvement District, Special Assessment, 144A, 2022,
4.875%, 9/01/42 ................................................. 508,000 492,698
Mulberry Farms Public Improvement District, Special Assessment, 144A, 2022, 5%,
9/01/52 ........................................................ 858,000 838,953
b
City of Sinton ,
Somerset Public Improvement District No. 1, Special Assessment, 144A, 2022,
4.375%, 9/01/27 ................................................. 381,000 368,839
Somerset Public Improvement District No. 1, Special Assessment, 144A, 2022,
4.75%, 9/01/32 .................................................. 660,000 633,041
Somerset Public Improvement District No. 1, Special Assessment, 144A, 2022,
5.125%, 9/01/42 ................................................. 1,000,000 948,962
Somerset Public Improvement District No. 1, Special Assessment, 144A, 2022,
5.25%, 9/01/51 .................................................. 1,250,000 1,150,653
b
City of Tomball , Raburn Reserve Public Improvement District , Special Assessment ,
144A, 2020 , 3.375% , 9/15/30 ......................................... 375,000 350,106
b
City of Venus ,
Patriot Estates Public Improvement District, Special Assessment, 144A, 2021,
2.625%, 9/15/26 ................................................. 234,000 216,178

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
b
City of Venus, (continued)
Patriot Estates Public Improvement District, Special Assessment, 144A, 2021,
3.125%, 9/15/31 ................................................. $ 250,000 $ 220,657
Patriot Estates Public Improvement District, Special Assessment, 144A, 2021,
3.375%, 9/15/41 ................................................. 1,105,000 918,378
Patriot Estates Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/15/51 ........................................................ 2,024,000 1,784,538
b,d
City of Waxahachie ,
North Grove Public Improvement District, Special Assessment, 144A, 2022, 5.125%,
8/15/32 ........................................................ 302,000 311,626
North Grove Public Improvement District, Special Assessment, 144A, 2022, 5.5%,
8/15/52 ........................................................ 2,395,000 2,483,573
Clifton Higher Education Finance Corp. , Uplift Education , Revenue , A , 5% , 12/01/45 .
3,855,000 3,959,056
b
Club Municipal Management District No. 1 ,
Improvement Area #2, Special Assessment, 144A, 2021, 2.5%, 9/01/26 ......... 200,000 185,489
Improvement Area #2, Special Assessment, 144A, 2021, 3%, 9/01/31 ........... 271,000 235,862
Improvement Area #2, Special Assessment, 144A, 2021, 3.25%, 9/01/41 ........ 1,012,000 824,570
Improvement Area #2, Special Assessment, 144A, 2021, 4%, 9/01/50 ........... 1,420,000 1,243,220
Conroe Local Government Corp. ,
Conroe Convention Center Hotel, Revenue, Second Lien, 2021 B, 3.5%, 10/01/31 . 450,000 389,575
Conroe Convention Center Hotel, Revenue, Second Lien, 2021 B, 5%, 10/01/50 .. 1,200,000 1,077,672
b
County of Hays ,
La Cima Public Improvement District, Special Assessment, 144A, 2020, 3.25%,
9/15/30 ........................................................ 100,000 90,290
La Cima Public Improvement District, Special Assessment, 144A, 2020, 3.75%,
9/15/40 ........................................................ 800,000 690,081
La Cima Public Improvement District, Special Assessment, 144A, 2020, 4%, 9/15/50 1,200,000 1,037,214
b
County of Medina ,
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 3.5%,
9/01/26 ........................................................ 240,000 222,072
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 4.125%,
9/01/31 ........................................................ 400,000 366,843
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 4.875%,
9/01/31 ........................................................ 815,000 749,485
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 4.5%,
9/01/41 ........................................................ 1,085,000 955,427
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 5.25%,
9/01/41 ........................................................ 780,000 715,173
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 4.75%,
9/01/50 ........................................................ 870,000 763,281
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 5.5%,
9/01/50 ........................................................ 1,160,000 1,056,837
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 9,065,000 7,686,767
Grand Parkway Transportation Corp. ,
Revenue, 2013 B, Zero Cpn., 10/01/45 .................................. 10,000,000 10,868,107
Revenue, First Tier, 2013 A, 5.125%, 10/01/43 ............................ 2,850,000 2,928,260
Harris County Cultural Education Facilities Finance Corp. ,
Brazos Presbyterian Homes Obligated Group, Revenue, 2013 B, Pre-Refunded, 7%,
1/01/43 ........................................................ 3,000,000 3,093,902
Brazos Presbyterian Homes Obligated Group, Revenue, 2013 B, Pre-Refunded, 7%,
1/01/48 ........................................................ 5,250,000 5,414,328
Brazos Presbyterian Homes Obligated Group, Revenue, 2016, Refunding, 5%,
1/01/48 ........................................................ 5,000,000 4,992,625

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Harris County-Houston Sports Authority , Revenue, Third Lien , 2004 A-3 , NATL Insured ,
Zero Cpn., 11/15/37 ................................................ $ 3,700,000 $ 1,561,267
e
Mesquite Health Facilities Development Corp. ,
Christian Care Centers, Inc. Obligated Group, Revenue, 2014, Refunding, 5%,
2/15/36 ........................................................ 1,000,000 830,000
Christian Care Centers, Inc. Obligated Group, Revenue, 2014, Refunding, 5.125%,
2/15/42 ........................................................ 3,750,000 3,112,500
Christian Care Centers, Inc. Obligated Group, Revenue, 2016, Refunding, 5%,
2/15/35 ........................................................ 5,175,000 4,295,250
New Hope Cultural Education Facilities Finance Corp. ,
Cardinal Bay, Inc., Revenue, D, 6%, 7/01/26 ............................. 110,000 49,500
Cardinal Bay, Inc., Revenue, D, 7%, 7/01/51 ............................. 5,110,000 2,299,500
CHF-Collegiate Housing College Station I LLC, Revenue, 2014 A, 5%, 4/01/29 .... 2,190,000 2,218,507
CHF-Collegiate Housing College Station I LLC, Revenue, 2014 A, 5%, 4/01/46 .... 1,500,000 1,501,974
CHF-Collegiate Housing Island Campus LLC, Revenue, 2017 A, ETM, 5%, 4/01/24 965,000 1,018,129
CHF-Collegiate Housing Island Campus LLC, Revenue, 2017 A, ETM, 5%, 4/01/26 525,000 578,749
CHF-Collegiate Housing Island Campus LLC, Revenue, 2017 A, ETM, 5%, 4/01/27 460,000 517,333
b
CityScape Schools, Inc., Revenue, 144A, 2019 A, 5%, 8/15/39 ................ 500,000 512,614
b
CityScape Schools, Inc., Revenue, 144A, 2019 A, 5%, 8/15/51 ................ 1,570,000 1,591,002
Longhorn Village Obligated Group, Revenue, 2017, Refunding, 5%, 1/01/42 ...... 5,000,000 5,075,381
Longhorn Village Obligated Group, Revenue, 2017, Refunding, 5%, 1/01/47 ...... 4,595,000 4,645,379
Morningside Ministries Obligated Group, Revenue, 2013, Refunding, 6.5%, 1/01/43 4,350,000 4,469,268
Morningside Ministries Obligated Group, Revenue, 2020 A, 5%, 1/01/55 ......... 4,100,000 3,891,709
NCCD-College Station Properties LLC, Revenue, A, 5%, 7/01/47 .............. 30,000,000 28,500,000
Presbyterian Village North Obligated Group, Revenue, 2018, Refunding, 5%,
10/01/39 ....................................................... 2,750,000 2,678,293
Presbyterian Village North Obligated Group, Revenue, 2018, Refunding, 5.25%,
10/01/49 ....................................................... 12,600,000 12,365,906
Presbyterian Village North Obligated Group, Revenue, 2020 A, 5.25%, 10/01/55 ... 2,500,000 2,371,947
Quality Senior Housing Foundation of East Texas, Inc., Revenue, 2019 A-1, 5%,
12/01/39 ....................................................... 125,000 123,850
Quality Senior Housing Foundation of East Texas, Inc., Revenue, Second Tier, 2019
B, 5.5%, 12/01/54 ................................................ 14,845,000 14,280,731
Quality Senior Housing Foundation of East Texas, Inc., Revenue, Third Tier, 2019 C,
6%, 12/01/54 ................................................... 6,895,000 6,592,086
Wesleyan Homes Obligated Group, Revenue, 2014, 5.5%, 1/01/43 ............ 3,200,000 3,059,444
Wesleyan Homes Obligated Group, Revenue, 2014, 5.5%, 1/01/49 ............ 1,000,000 937,701
Wesleyan Homes Obligated Group, Revenue, 2019, Refunding, 5%, 1/01/50 ..... 1,180,000 1,003,560
Wesleyan Homes Obligated Group, Revenue, 2019, Refunding, 5%, 1/01/55 ..... 4,400,000 3,675,293
b
North Parkway Municipal Management District No. 1 ,
Special Assessment, 144A, 2021, 3.625%, 9/15/26 ......................... 1,000,000 992,244
Special Assessment, 144A, 2021, 4.25%, 9/15/31 ......................... 1,500,000 1,469,475
Special Assessment, 144A, 2021, 4.75%, 9/15/41 ......................... 5,000,000 4,888,393
Special Assessment, 144A, 2021, 5%, 9/15/51 ............................ 6,250,000 6,173,745
City of Celina Legacy Hills Public Improvement District, Special Assessment, 144A,
2021, 3.625%, 9/15/31 ............................................ 250,000 232,990
City of Celina Legacy Hills Public Improvement District, Special Assessment, 144A,
2021, 4%, 9/15/41 ................................................ 1,000,000 917,761
City of Celina Legacy Hills Public Improvement District, Special Assessment, 144A,
2021, 4.25%, 9/15/51 ............................................. 1,160,000 1,055,906
North Texas Tollway Authority ,
Special Projects System, Revenue, 2011 B, Pre-Refunded, Zero Cpn., 9/01/37 .... 7,500,000 3,747,391
Special Projects System, Revenue, 2011 C, Pre-Refunded, 6.75%, 9/01/45 ...... 25,000,000 33,446,297
Special Projects System, Revenue, 2011 C, Pre-Refunded, Zero Cpn., 9/01/43 .... 10,000,000 12,632,652
b
Northwood Municipal Utility District No. 1 ,
GO, 144A, 2020, Refunding, 3.5%, 8/01/25 .............................. 1,035,000 1,037,512

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
b
Northwood Municipal Utility District No. 1, (continued)
GO, 144A, 2020, Refunding, 4%, 8/01/31 ................................ $ 1,070,000 $ 1,100,726
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 B , 6% , 12/01/52 .............. 5,075,000 4,387,968
Red River Education Finance Corp. , Houston Baptist University , Revenue , 2017 ,
Refunding , 5.5% , 10/01/46 ........................................... 4,250,000 4,539,123
e
Red River Health Facilities Development Corp. , Eden Home, Inc. Obligated Group ,
Revenue , 2012 , 7.25% , 12/15/42 ...................................... 11,000,000 6,875,000
Tarrant County Cultural Education Facilities Finance Corp. , Cumberland Rest, Inc.
(The) , Revenue , A-1 , Refunding , 5% , 10/01/49 ............................ 5,125,000 5,226,241
Texas Transportation Commission ,
Revenue, First Tier, 2019 A, Zero Cpn., 8/01/46 ........................... 3,000,000 954,460
Revenue, First Tier, 2019 A, Zero Cpn., 8/01/47 ........................... 5,750,000 1,735,832
Revenue, First Tier, 2019 A, Zero Cpn., 8/01/51 ........................... 3,500,000 848,756
Revenue, First Tier, 2019 A, Zero Cpn., 8/01/52 ........................... 4,000,000 915,251
Revenue, First Tier, 2019 A, Zero Cpn., 8/01/53 ........................... 400,000 86,592
b
Town of Flower Mound ,
River Walk Public Improvement District No. 1, Special Assessment, 144A, 2021,
Refunding, 2.625%, 9/01/26 ........................................ 820,000 751,464
River Walk Public Improvement District No. 1, Special Assessment, 144A, 2021,
Refunding, 3.25%, 9/01/31 ......................................... 750,000 642,105
River Walk Public Improvement District No. 1, Special Assessment, 144A, 2021,
Refunding, 3.5%, 9/01/36 .......................................... 800,000 666,836
River Walk Public Improvement District No. 1, Special Assessment, 144A, 2021,
Refunding, 4%, 9/01/43 ............................................ 2,500,000 2,175,145
b
Town of Little Elm ,
Spiritas East Public Improvement District, Special Assessment, 144A, 2022, 3.25%,
9/01/27 ........................................................ 139,000 129,590
Spiritas East Public Improvement District, Special Assessment, 144A, 2022, 3.5%,
9/01/32 ........................................................ 205,000 181,067
Spiritas East Public Improvement District, Special Assessment, 144A, 2022, 3.75%,
9/01/42 ........................................................ 529,000 445,570
Spiritas East Public Improvement District, Special Assessment, 144A, 2022, 4%,
9/01/51 ........................................................ 509,000 429,739
Town of Ponder ,
Special Assessment, 2017, 5%, 9/01/45 ................................. 500,000 507,332
Special Assessment, 2017, 5%, 9/01/47 ................................. 865,000 877,725
Viridian Municipal Management District ,
Viridian Public Improvement District, Special Assessment, 2020, 2.875%, 12/01/30 . 258,000 229,456
Viridian Public Improvement District, Special Assessment, 2020, 3.125%, 12/01/35 . 415,000 360,240
Viridian Public Improvement District, Special Assessment, 2020, 3.375%, 12/01/40 . 486,000 406,757
Viridian Public Improvement District, Special Assessment, 2020, 3.5%, 12/01/47 .. 835,000 677,704
505,523,938
Utah 0.5%
Military Installation Development Authority ,
Revenue, 2021 A-2, 4%, 6/01/36 ...................................... 2,250,000 1,947,969
Revenue, 2021 A-2, 4%, 6/01/41 ...................................... 7,215,000 5,928,332
Revenue, 2021 A-2, 4%, 6/01/52 ...................................... 24,745,000 18,818,921
b
Utah Charter School Finance Authority ,
Mountain West Montessori Academy, Inc., Revenue, 144A, 2020 A, 5%, 6/15/39 .. 475,000 483,042
Mountain West Montessori Academy, Inc., Revenue, 144A, 2020 A, 5%, 6/15/49 .. 825,000 826,523
28,004,787

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Vermont 0.0%
†
Vermont Economic Development Authority , Wake Robin Corp. , Revenue , 2021 A ,
Refunding , 4% , 5/01/45 ............................................. $ 2,850,000 $ 2,432,499
Virgin Islands 0.1%
Matching Fund Special Purpose Securitization Corp. , United States Virgin Islands
Federal Excise Tax , Revenue , 2022 A , Refunding , 5% , 10/01/39 ............... 4,500,000 4,582,251
Virginia 0.5%
b
Farms New Kent Community Development Authority , Special Assessment , 144A, 2021
A , Refunding , 3.75% , 3/01/36 ......................................... 7,300,000 7,045,102
Farmville Industrial Development Authority ,
Longwood Housing Foundation LLC, Revenue, 2018 A, Refunding, 5%, 1/01/43 ... 500,000 515,521
Longwood Housing Foundation LLC, Revenue, 2018 A, Refunding, 5%, 1/01/48 ... 500,000 512,367
Longwood Housing Foundation LLC, Revenue, 2020 A, Refunding, 5%, 1/01/40 ... 2,000,000 2,086,319
Longwood Housing Foundation LLC, Revenue, 2020 A, Refunding, 5%, 1/01/50 ... 2,700,000 2,775,770
Longwood Housing Foundation LLC, Revenue, 2020 A, Refunding, 5%, 1/01/59 ... 2,000,000 2,042,574
Henrico County Economic Development Authority ,
Virginia United Methodist Homes, Inc. Obligated Group, Revenue, 2019 A, 5%,
6/01/44 ........................................................ 3,550,000 3,540,603
Virginia United Methodist Homes, Inc. Obligated Group, Revenue, 2019 A, 5%,
6/01/49 ........................................................ 4,065,000 4,011,620
James City County Economic Development Authority ,
Virginia United Methodist Homes, Inc. Obligated Group, Revenue, 2021 A,
Refunding, 4%, 6/01/41 ............................................ 625,000 541,981
Virginia United Methodist Homes, Inc. Obligated Group, Revenue, 2021 A,
Refunding, 4%, 6/01/47 ............................................ 1,000,000 824,633
Virginia Small Business Financing Authority , Elizabeth River Crossings OpCo LLC ,
Revenue, Senior Lien , 2012 , Refunding , 6% , 1/01/37 ....................... 6,485,000 6,508,473
30,404,963
Washington 1.1%
c
Coalview Centralia LLC , 15% , 3/31/22 .................................... 212,000 212,000
Ocean Shores Local Improvement District , Special Assessment , 2011 , 7.25% , 2/01/31
1,310,000 1,488,122
Washington Economic Development Finance Authority ,
e
Coalview Centralia LLC, Revenue, 2013, 8.25%, 8/01/25 .................... 3,800,000 608,000
e
Coalview Centralia LLC, Revenue, 2013, 9.5%, 8/01/25 ..................... 12,855,000 2,056,800
f
Propeller Airports Paine Field LLC, Revenue, A, Mandatory Put, 6.5%, 3/01/24 .... 24,250,000 24,341,675
Washington Health Care Facilities Authority , CommonSpirit Health Obligated Group ,
Revenue , 2019 A-2 , Refunding , 5% , 8/01/44 ............................. 5,000,000 5,220,769
b
Washington State Housing Finance Commission ,
eliseo Obligated Group, Revenue, 144A, 2021 A, Refunding, 4%, 1/01/41 ........ 5,000,000 4,253,254
eliseo Obligated Group, Revenue, 144A, 2021 A, Refunding, 4%, 1/01/51 ........ 10,070,000 7,954,432
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
2019 A, 5%, 1/01/49 .............................................. 2,750,000 2,588,208
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
2019 A, 5%, 1/01/55 .............................................. 1,800,000 1,669,341
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
A, Refunding, 5%, 1/01/46 ......................................... 2,250,000 2,136,423
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
A, Refunding, 5%, 1/01/51 ......................................... 1,700,000 1,594,415
Spokane United Methodist Homes Obligated Group, Revenue, 144A, 2019, 5%,
1/01/55 ........................................................ 9,020,000 7,578,284
Spokane United Methodist Homes Obligated Group, Revenue, 144A, 2020 A, 5%,
1/01/51 ........................................................ 6,000,000 5,111,984
66,813,707

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
West Virginia 0.2%
County of Kanawha , West Virginia State University Foundation, Inc. , Revenue , 2013 ,
Pre-Refunded , 6.75% , 7/01/45 ........................................ $ 6,650,000 $ 7,000,899
b
Monongalia County Commission Excise Tax District ,
Revenue, 144A, 2021 A, Refunding, 4.125%, 6/01/43 ....................... 2,250,000 2,183,752
Revenue, 144A, 2021 B, 4.875%, 6/01/43 ............................... 1,635,000 1,520,206
10,704,857
Wisconsin 2.3%
Public Finance Authority ,
2017 IAVF Rubix LLC, Revenue, 2020 A, 4%, 12/01/40 ..................... 1,070,000 943,413
2017 IAVF Rubix LLC, Revenue, 2020 A, 4.25%, 12/01/50 ................... 7,225,000 6,205,922
A&T Real Estate Foundation LLC, Revenue, 2019 B, 5%, 6/01/39 ............. 1,595,000 1,643,382
A&T Real Estate Foundation LLC, Revenue, 2019 B, 5%, 6/01/44 ............. 1,900,000 1,941,608
A&T Real Estate Foundation LLC, Revenue, 2019 B, 5%, 6/01/49 ............. 5,225,000 5,308,205
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 A, 5%,
11/15/41 ....................................................... 1,205,000 1,308,156
b
Affordable Housing Corp. Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 13,200,000 13,115,082
Celanese US Holdings LLC, Revenue, 2016 C, Refunding, 4.3%, 11/01/30 ....... 4,000,000 4,115,994
Coral Academy of Science Las Vegas, Revenue, 2017 A, 5%, 7/01/45 .......... 2,805,000 2,859,696
Coral Academy of Science Las Vegas, Revenue, 2017 A, 5%, 7/01/53 .......... 4,345,000 4,405,730
b
Eno River Academy Holdings, Inc., Revenue, 144A, 2020 A, 5%, 6/15/40 ........ 815,000 830,645
b
Eno River Academy Holdings, Inc., Revenue, 144A, 2020 A, 5%, 6/15/54 ........ 1,380,000 1,383,594
b
Estancia Valley Classical Academy, Revenue, 144A, 2021 A, Refunding, 4%, 7/01/41 1,000,000 802,775
b
Estancia Valley Classical Academy, Revenue, 144A, 2021 A, Refunding, 4.25%,
7/01/51 ........................................................ 4,000,000 3,105,753
b
Friends Homes Obligated Group, Revenue, 144A, 2019, Refunding, 5%, 9/01/39 .. 1,230,000 1,252,354
b
Friends Homes Obligated Group, Revenue, 144A, 2019, Refunding, 5%, 9/01/49 .. 7,600,000 7,622,326
b
Friends Homes Obligated Group, Revenue, 144A, 2019, Refunding, 5%, 9/01/54 .. 1,920,000 1,919,852
b
High Desert Montessori Charter School, Revenue, 144A, 2021 A, 5%, 6/01/36 .... 300,000 301,759
b
High Desert Montessori Charter School, Revenue, 144A, 2021 A, 5%, 6/01/51 .... 1,000,000 958,669
b
High Desert Montessori Charter School, Revenue, 144A, 2021 A, 5%, 6/01/61 .... 1,275,000 1,196,302
b
Hope Housing Foundation Obligated Group, Revenue, 144A, 2022 C, 4.6%, 12/01/37 5,460,000 4,899,262
b
Masonic & Eastern Star Home of NC, Inc. Obligated Group, Revenue, 144A, 2017,
Refunding, 5%, 3/01/37 ............................................ 625,000 629,607
b
Masonic & Eastern Star Home of NC, Inc. Obligated Group, Revenue, 144A, 2017,
Refunding, 5%, 3/01/52 ............................................ 4,100,000 4,000,473
b
Masonic & Eastern Star Home of NC, Inc. Obligated Group, Revenue, 144A, 2020 A,
5.25%, 3/01/45 .................................................. 1,665,000 1,681,743
b
Masonic & Eastern Star Home of NC, Inc. Obligated Group, Revenue, 144A, 2020 A,
5.25%, 3/01/55 .................................................. 6,810,000 6,835,221
b
Ocean Academy Charter School, Revenue, 144A, 2021, 4%, 10/15/31 .......... 185,000 173,130
b
Ocean Academy Charter School, Revenue, 144A, 2021, 5%, 10/15/41 .......... 570,000 560,249
b
Ocean Academy Charter School, Revenue, 144A, 2021, 5%, 10/15/51 .......... 1,130,000 1,076,500
b
Signature Preparatory, Revenue, 144A, 2021 A, 5%, 6/15/31 ................. 600,000 604,943
b
Signature Preparatory, Revenue, 144A, 2021 A, 5%, 6/15/51 ................. 2,250,000 2,121,899
b
Signature Preparatory, Revenue, 144A, 2021 A, 5%, 6/15/56 ................. 2,465,000 2,297,653
b
UHF RISE Student Housing LLC, Revenue, 144A, 2021 A-2, 5.35%, 7/01/40 ..... 3,000,000 2,650,775
b
UHF RISE Student Housing LLC, Revenue, 144A, 2021 B, 5.25%, 7/01/61 ....... 2,000,000 1,642,057
b
UMA Education, Inc., Revenue, 144A, 2019 A, Refunding, 5%, 10/01/34 ......... 8,970,000 9,476,195
b
UMA Education, Inc., Revenue, 144A, 2019 A, Refunding, 5%, 10/01/39 ......... 8,500,000 8,930,226
b
WFCS Holdings II LLC, Revenue, 144A, 2021 A-1, 5%, 1/01/56 ............... 1,865,000 1,752,592
b,f
WV 2020 Holdings LLC Obligated Group, Revenue, 144A, 2020 A-1, Mandatory Put,
3.5%, 12/01/35 .................................................. 2,000,000 1,720,303
b,f
WV 2020 Holdings LLC Obligated Group, Revenue, 144A, 2020 A-2, Mandatory Put,
4%, 12/01/35 ................................................... 18,000,000 15,556,970

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority ,
Chiara Communities, Inc., Revenue, 2018 C, 6%, 7/01/28 ................... $ 175,000 $ 137,375
Chiara Communities, Inc., Revenue, 2018 C, 6.5%, 7/01/33 .................. 300,000 215,462
Chiara Communities, Inc., Revenue, 2018 C, 7%, 7/01/43 ................... 1,000,000 671,323
Chiara Communities, Inc., Revenue, 2018 C, 7.5%, 7/01/53 .................. 5,750,000 3,942,146
HOPE Christian Schools Obligated Group, Revenue, 2021, 4%, 12/01/41 ........ 850,000 780,695
HOPE Christian Schools Obligated Group, Revenue, 2021, 4%, 12/01/51 ........ 1,000,000 868,789
HOPE Christian Schools Obligated Group, Revenue, 2021, 4%, 12/01/56 ........ 1,000,000 852,372
St. John's Communities, Inc. Obligated Group, Revenue, 2015 B, Refunding, 5%,
9/15/45 ........................................................ 3,500,000 3,536,140
138,835,317
U.S. Territories 10.0%
District of Columbia 1.1%
District of Columbia ,
Tobacco Settlement Financing Corp., Revenue, 2001, 6.5%, 5/15/33 ........... 2,900,000 3,042,030
Tobacco Settlement Financing Corp., Revenue, 2002, Zero Cpn., 6/15/46 ........ 175,000,000 38,711,068
Metropolitan Washington Airports Authority , Dulles Toll Road , Revenue, Second Lien ,
2009 C , Pre-Refunded , AGMC Insured , 6.5% , 10/01/41 ..................... 20,145,000 23,823,751
65,576,849
Pacific Islands 0.1%
Northern Mariana Island Ports Authority , Revenue , 1998 A , 6.6% , 3/15/28 .........
7,960,000 7,837,526
Puerto Rico 8.8%
Children's Trust Fund ,
Revenue, 5.5%, 5/15/39 ............................................. 9,500,000 9,651,325
Revenue, 2002, 5.625%, 5/15/43 ...................................... 2,500,000 2,545,610
Commonwealth of Puerto Rico ,
h
GO, FRN, Zero Cpn., 11/01/43 ........................................ 7,803,975 4,048,312
GO, 2022 A-1, 5.25%, 7/01/23 ........................................ 1,745,585 1,768,967
GO, 2022 A-1, 5.375%, 7/01/25 ....................................... 1,740,691 1,833,086
GO, 2022 A-1, 5.625%, 7/01/27 ....................................... 1,724,925 1,883,889
GO, 2022 A-1, 5.625%, 7/01/29 ....................................... 1,696,941 1,877,688
GO, 2022 A-1, 5.75%, 7/01/31 ........................................ 1,648,225 1,867,326
GO, 2022 A-1, 4%, 7/01/33 .......................................... 1,562,950 1,532,722
GO, 2022 A-1, 4%, 7/01/35 .......................................... 3,579,884 3,462,739
GO, 2022 A-1, 4%, 7/01/37 .......................................... 3,249,761 3,143,353
GO, 2022 A-1, 4%, 7/01/41 .......................................... 1,769,144 1,680,555
GO, 2022 A-1, 4%, 7/01/46 .......................................... 21,788,775 20,384,974
GO, 2022 A-1, Zero Cpn., 7/01/24 ..................................... 803,981 739,287
GO, 2022 A-1, Zero Cpn., 7/01/33 ..................................... 2,011,366 1,193,746
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ...................
46,582,014 41,574,448
b
Puerto Rico Commonwealth Aqueduct & Sewer Authority ,
Revenue, 144A, 2021 B, Refunding, 5%, 7/01/28 .......................... 17,705,000 18,923,324
Revenue, 144A, 2021 B, Refunding, 5%, 7/01/33 .......................... 4,295,000 4,585,477
Revenue, 144A, 2021 B, Refunding, 5%, 7/01/37 .......................... 35,000,000 37,040,440
Revenue, 144A, 2021 B, Refunding, 4%, 7/01/42 .......................... 2,500,000 2,432,485
Revenue, Senior Lien, 144A, 2020 A, Refunding, 5%, 7/01/47 ................ 15,000,000 15,585,245
e
Puerto Rico Electric Power Authority ,
Revenue, 2013 A RSA-1, 7.25%, 7/01/30 ................................ 25,000,000 24,312,487
Revenue, 2013 A RSA-1, 6.75%, 7/01/36 ................................ 29,750,000 28,783,116
Revenue, 2013 A RSA-1, 7%, 7/01/43 .................................. 5,000,000 4,849,998
Revenue, A-4-RSA-1 2016 A-4, 10%, 7/01/19 ............................. 5,500,000 5,458,750
Revenue, B-2-RSA-1 2016 B-4, 10%, 7/01/19 ............................ 5,500,000 5,458,750
Revenue, E-1-RSA-1, 10%, 1/01/21 .................................... 6,000,000 5,955,000

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
e
Puerto Rico Electric Power Authority, (continued)
Revenue, E-2-RSA-1, 10%, 7/01/21 .................................... $ 6,000,000 $ 5,955,000
Revenue, E-3-RSA-1, 10%, 1/01/22 .................................... 1,989,500 1,974,579
Revenue, E-4-RSA-1, 10%, 7/01/22 .................................... 1,989,499 1,996,960
Revenue, XX-RSA-1, 5.75%, 7/01/36 ................................... 23,620,000 22,261,850
Revenue, XX-RSA-1, 5.25%, 7/01/40 ................................... 10,895,000 10,186,825
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 700,000 744,295
Revenue, L, Refunding, AMBAC Insured, 5.25%, 7/01/38 .................... 9,080,000 9,304,369
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 7,125,000 7,562,810
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority , AES Puerto Rico LP , Revenue , 2000 A , 6.625% , 6/01/26 ..... 16,835,000 17,448,036
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.55%, 7/01/40 ................................ 393,000 398,090
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 43,740,000 44,580,490
Sales Tax, Revenue, A-1, Zero Cpn., 7/01/46 ............................. 176,941,000 53,838,104
Sales Tax, Revenue, A-1, Zero Cpn., 7/01/51 ............................. 34,759,000 7,680,126
Sales Tax, Revenue, A-2, 4.329%, 7/01/40 ............................... 49,093,000 49,154,308
Sales Tax, Revenue, A-2, 4.784%, 7/01/58 ............................... 44,841,000 45,194,589
530,853,530
Total U.S. Territories .................................................................... 604,267,905
Total Municipal Bonds (Cost $5,785,666,560) ...................................
5,822,725,230
Total Long Term Investments (Cost $5,939,111,652) .............................
5,969,555,399
a
a a a a
Short Term Investments 0.8%
Municipal Bonds 0.8%
Georgia 0.1%
i
Development Authority of Monroe County (The) , Florida Power & Light Co. , Revenue ,
2002 , Refunding , Daily VRDN and Put , 0.71% , 9/01/37 ..................... 5,000,000 5,000,000
New York 0.1%
i
Nassau County Industrial Development Agency , Cold Spring Harbor Laboratory ,
Revenue , 1999 , Refunding , SPA TD Bank NA , Daily VRDN and Put , 0.52% , 1/01/34 5,500,000 5,500,000
i
Triborough Bridge & Tunnel Authority , Revenue , 2003 B-1 , LOC US Bank NA , Daily
VRDN and Put , 0.67% , 1/01/33 ....................................... 1,800,000 1,800,000
7,300,000
North Carolina 0.5%
i
Charlotte-Mecklenburg Hospital Authority (The) ,
Atrium Health Obligated Group, Revenue, 2007 B, Refunding, SPA JPMorgan Chase
Bank NA, Daily VRDN and Put, 0.62%, 1/15/38 .......................... 15,700,000 15,700,000
Atrium Health Obligated Group, Revenue, 2007 C, Refunding, SPA JPMorgan Chase
Bank NA, Daily VRDN and Put, 0.62%, 1/15/37 .......................... 12,400,000 12,400,000
28,100,000
Oregon 0.0%
†
i
Oregon State Facilities Authority , PeaceHealth Obligated Group , Revenue , 2018 B ,
Refunding , LOC TD Bank NA , Daily VRDN and Put , 0.6% , 8/01/34 ............. 3,000,000 3,000,000

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 203 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
Tennessee 0.1%
i
Shelby County Health Educational & Housing Facilities Board , Methodist Le Bonheur
Healthcare Obligated Group , Revenue , 2008 A , AGMC Insured , SPA US Bank NA ,
Daily VRDN and Put , 0.64% , 6/01/42 ................................... $ 5,400,000 $ 5,400,000
Total Municipal Bonds (Cost $48,800,000) ......................................
48,800,000
Total Short Term Investments (Cost $48,800,000 ) ................................
48,800,000
a
Total Investments (Cost $5,987,911,652) 99.8% ..................................
$6,018,355,399
Other Assets, less Liabilities 0.2% .............................................
13,419,213
Net Assets 100.0% ...........................................................
$6,031,774,612
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in affiliated management investment companies.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2022, the aggregate value of these securities was $1,559,003,363, representing 25.8% of net assets.
c
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
d
Security purchased on a when-issued basis.
e
Defaulted security or security for which income has been deemed uncollectible.
f
The maturity date shown represents the mandatory put date.
g
A portion or all of the security purchased on a delayed delivery basis.
h
The coupon rate shown represents the rate at period end.
i
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2022
Franklin Louisiana Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 96.9%
Florida 0.1%
a
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... $ 500,000 $ 374,096
Georgia 0.3%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 1,225,000 1,025,872
Louisiana 92.1%
Ascension Parish School Board , GO , 2020 , 4% , 3/01/40 ......................
1,000,000 1,035,655
Caddo Parish Parishwide School District , GO , 2021 , AGMC Insured , 3% , 3/01/36 ...
505,000 481,899
Calcasieu Parish School District No. 23 ,
GO, 2019, BAM Insured, 4%, 9/01/36 ................................... 670,000 714,079
GO, 2019, BAM Insured, 4%, 9/01/39 ................................... 2,060,000 2,145,688
Calcasieu Parish School District No. 31 ,
GO, 2018, BAM Insured, 5%, 3/01/36 ................................... 1,000,000 1,119,709
GO, 2018, BAM Insured, 5%, 3/01/38 ................................... 1,000,000 1,116,964
GO, 2019, BAM Insured, 4%, 3/01/37 ................................... 1,000,000 1,054,514
GO, 2019, BAM Insured, 4%, 3/01/39 ................................... 750,000 779,276
Central Community School System ,
GO, 2020, 4%, 3/01/39 ............................................. 1,125,000 1,174,630
GO, 2020, 4%, 3/01/40 ............................................. 1,190,000 1,232,429
City of Bossier City , Utilities , Revenue , 2014 , Pre-Refunded , 5% , 10/01/37 ........
5,280,000 5,649,357
City of Lafayette ,
Sales & Use Tax, Revenue, 2019 A, 5%, 5/01/44 .......................... 4,350,000 4,913,539
Sales & Use Tax, Revenue, 2020 B, 4%, 3/01/45 .......................... 5,000,000 5,108,546
City of New Orleans ,
Sewerage Service, Revenue, 2020 B, 5%, 6/01/45 ......................... 1,700,000 1,915,076
Sewerage Service, Revenue, 2020 B, 4%, 6/01/50 ......................... 1,300,000 1,329,379
City of Ruston , Sales Tax , Revenue , 2016 , AGMC Insured , 5% , 6/01/35 ...........
1,085,000 1,186,830
City of Shreveport ,
Revenue, 2016, Refunding, BAM Insured, 5%, 3/01/27 ...................... 1,500,000 1,669,792
Water & Sewer, Revenue, 2016 B, 5%, 12/01/41 .......................... 4,000,000 4,381,910
Water & Sewer, Revenue, 2020 B, Refunding, 3%, 12/01/50 .................. 5,070,000 4,332,828
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge ,
Sales Tax , Revenue , 2020 , Refunding , AGMC Insured , 5% , 8/01/30 ............ 2,000,000 2,301,824
East Baton Rouge Sewerage Commission ,
Revenue, 2014 B, Pre-Refunded, 5%, 2/01/33 ............................ 1,000,000 1,078,420
Revenue, 2014 B, Pre-Refunded, 5%, 2/01/39 ............................ 5,000,000 5,392,103
Revenue, 2019 A, Refunding, 4%, 2/01/45 ............................... 5,000,000 5,080,346
Revenue, 2020 A, Refunding, 5%, 2/01/31 ............................... 750,000 872,827
Greater New Orleans Expressway Commission , Revenue , 2017 , AGMC Insured , 5% ,
11/01/47 ........................................................ 4,000,000 4,300,169
Jefferson Parish Consolidated Sewerage District No. 1 , Revenue , 2022 , BAM Insured ,
4% , 2/01/38 ...................................................... 1,000,000 1,043,759
Jefferson Sales Tax District , Revenue , 2017 B , AGMC Insured , 5% , 12/01/42 .......
2,250,000 2,468,299
Lafayette Consolidated Government ,
GO, 2020, Refunding, 3%, 3/01/34 ..................................... 250,000 240,969
GO, 2020, Refunding, 3%, 3/01/35 ..................................... 200,000 191,761
Revenue, 2015, Refunding, AGMC Insured, 5%, 11/01/28 ................... 1,345,000 1,467,060
Revenue, 2015, Refunding, AGMC Insured, 5%, 11/01/31 ................... 2,400,000 2,607,081
Livingston Parish School Board ,
Sales & Use Tax, Revenue, 2021 A, Refunding, 4%, 5/01/30 ................. 500,000 546,596
Sales & Use Tax, Revenue, 2021 A, Refunding, 4%, 5/01/31 ................. 1,300,000 1,418,008
Sales & Use Tax, Revenue, 2021 A, Refunding, 4%, 5/01/32 ................. 1,500,000 1,619,471

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Correctional Facilities Corp. ,
State of Louisiana Office of Juvenile Justice, Revenue, 2021, 4%, 10/01/37 ...... $ 875,000 $ 932,542
State of Louisiana Office of Juvenile Justice, Revenue, 2021, 4%, 10/01/40 ...... 1,305,000 1,354,565
Louisiana Housing Corp. ,
Revenue, 2021 B, GNMA Insured, 2.05%, 6/01/36 ......................... 625,000 545,818
Revenue, 2021 B, GNMA Insured, 2.2%, 6/01/41 .......................... 1,995,000 1,627,274
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
a
City of New Orleans, Revenue, 144A, 2021, 4%, 11/01/46 ................... 2,000,000 1,650,921
East Ascension Parish Gravity Drainage District No. 1, Revenue, 2015, Refunding,
BAM Insured, 5%, 12/01/40 ........................................ 2,925,000 3,166,491
Entergy Louisiana LLC, Revenue, 2021 A, Refunding, 2%, 6/01/30 ............. 1,500,000 1,338,350
Entergy Louisiana LLC, Revenue, 2021 B, Refunding, 2.5%, 4/01/36 ........... 3,000,000 2,567,129
Innovative Student Facilities, Inc., Revenue, 2016 A, AGMC Insured, 4%, 10/01/33 . 800,000 826,609
Innovative Student Facilities, Inc., Revenue, 2016 A, AGMC Insured, 4%, 10/01/34 . 620,000 639,429
a
Invest in Americas Veterans Foundation Louisiana, Inc., Revenue, 144A, 2020 A,
Refunding, 4.25%, 12/01/50 ........................................ 8,000,000 6,871,609
Louisiana Community & Technical College System, Revenue, 2014, Pre-Refunded,
5%, 10/01/32 ................................................... 3,000,000 3,209,862
Louisiana Community & Technical College System, Revenue, 2014, Pre-Refunded,
5%, 10/01/33 ................................................... 5,000,000 5,349,770
a
Parish of Assumption, Revenue, 144A, 2021, 3.875%, 11/01/45 ............... 1,000,000 815,896
a
Parish of St. Bernard, Revenue, 144A, 2021, 4%, 11/01/45 ................... 1,225,000 1,019,970
a
Parish of St. Charles, Revenue, 144A, 2022, 4.5%, 11/01/47 ................. 2,000,000 1,750,137
a
Parish of St. Tammany LA GOMESA, Revenue, 144A, 2020, 3.875%, 11/01/45 .... 1,900,000 1,583,916
a
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 4%, 10/01/43 ... 250,000 205,168
a
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 4.25%, 10/01/48 221,200 178,295
a
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 4.5%, 10/01/53 . 309,471 246,909
a
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 5%, 10/01/61 ... 249,529 198,785
Ragin Cajun Facilities, Inc., Revenue, 2017, Refunding, AGMC Insured, 5%,
10/01/39 ....................................................... 2,680,000 2,938,223
University of Louisiana at Lafayette, Revenue, 2018, AGMC Insured, 5%, 10/01/48 3,500,000 3,805,315
University of Louisiana System, Revenue, 2019, Refunding, AGMC Insured, 4%,
8/01/34 ........................................................ 1,000,000 1,046,733
University of Louisiana System Board of Supervisors, Revenue, 2021, Refunding,
AGMC Insured, 4%, 10/01/39 ....................................... 1,060,000 1,109,828
University of Louisiana System Board of Supervisors, Revenue, 2021, Refunding,
AGMC Insured, 4%, 10/01/41 ....................................... 500,000 514,585
University of Louisiana System Board of Supervisors, Revenue, 2021, Refunding,
AGMC Insured, 4%, 10/01/43 ....................................... 500,000 511,334
University of Louisiana System Board of Supervisors, Revenue, 2022, Refunding,
4%, 5/01/30 .................................................... 1,020,000 1,081,407
University of Louisiana System Board of Supervisors, Revenue, 2022, Refunding,
4%, 5/01/31 .................................................... 1,065,000 1,131,459
University of Louisiana System Board of Supervisors, Revenue, 2022, Refunding,
4%, 5/01/32 .................................................... 1,100,000 1,165,487
University of Louisiana System Board of Supervisors, Revenue, 2022, Refunding,
4%, 5/01/33 .................................................... 1,155,000 1,220,790
Woman's Hospital Foundation, Revenue, 2017 A, Refunding, 5%, 10/01/44 ...... 5,000,000 5,280,145
Louisiana Public Facilities Authority ,
Revenue, 2017 A, 4%, 12/15/50 ....................................... 1,940,000 1,939,541
Revenue, 2017 A, Pre-Refunded, 4%, 12/15/50 ........................... 60,000 64,856
CHRISTUS Health Obligated Group, Revenue, 2018 E, 5%, 7/01/48 ........... 5,000,000 5,314,637
Franciscan Missionaries of Our Lady Health System Obligated Group, Revenue,
2015 A, 5%, 7/01/35 .............................................. 4,965,000 5,163,916
Franciscan Missionaries of Our Lady Health System Obligated Group, Revenue,
2015 A, Pre-Refunded, 5%, 7/01/35 .................................. 35,000 38,060

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Public Facilities Authority, (continued)
Louisiana Children's Medical Center Obligated Group, Revenue, 2015 A-1, 5%,
6/01/45 ........................................................ $ 10,000,000 $ 10,608,004
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue,
2016 A, 5%, 7/01/46 .............................................. 6,500,000 6,819,639
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue,
2017, 5%, 7/01/52 ................................................ 2,310,000 2,441,282
Loyola University New Orleans, Revenue, 2021, Refunding, 4%, 10/01/37 ....... 2,020,000 2,024,939
Loyola University New Orleans, Revenue, 2021, Refunding, 4%, 10/01/39 ....... 3,460,000 3,443,495
Loyola University New Orleans, Revenue, 2021, Refunding, 4%, 10/01/41 ....... 2,850,000 2,819,135
Ochsner Clinic Foundation Obligated Group, Revenue, 2002 B, ETM, 5.75%, 5/15/23 2,500,000 2,596,034
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/34 ........................................................ 30,000 33,041
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/47 ........................................................ 20,000 22,027
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/46 10,000,000 10,499,727
Ochsner Clinic Foundation Obligated Group, Revenue, 2020 A, Refunding, 4%,
5/15/49 ........................................................ 5,000,000 4,936,290
a
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.5%, 1/01/50 . 2,000,000 2,053,479
Roman Catholic Church of the Archdiocese of New Orleans, Revenue, 2017,
Refunding, 5%, 7/01/37 ............................................ 3,750,000 3,525,000
Tulane University, Revenue, 2013 B, 5%, 10/01/37 ......................... 5,540,000 5,623,231
Tulane University, Revenue, 2016 A, Refunding, 5%, 12/15/41 ................ 3,000,000 3,216,956
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/45 ................. 1,000,000 1,094,404
Louisiana Stadium & Exposition District , Revenue , 2020 , 5% , 7/03/23 ............
1,150,000 1,168,801
Louisiana State Transportation Authority , Revenue , 2013 A , Pre-Refunded , 5% , 8/15/38
4,500,000 4,678,530
Louisiana State University & Agricultural & Mechanical College ,
Auxiliary, Revenue, 2014, Pre-Refunded, 5%, 7/01/29 ...................... 1,000,000 1,062,147
Auxiliary, Revenue, 2014, Pre-Refunded, 5%, 7/01/30 ...................... 1,040,000 1,104,632
Auxiliary, Revenue, 2014, Pre-Refunded, 5%, 7/01/34 ...................... 1,000,000 1,062,147
Auxiliary, Revenue, 2016 A, Pre-Refunded, 5%, 7/01/40 ..................... 4,500,000 5,005,359
Natchitoches Parish School District No. 9 , GO , 2018 , AGMC Insured , 5% , 3/01/38 ...
1,440,000 1,620,956
New Orleans Aviation Board , Louis Armstrong New Orleans International Airport ,
Revenue , 2017 A , 5% , 1/01/48 ........................................ 10,000,000 10,635,676
Parish of East Baton Rouge Capital Improvements District ,
Revenue, 2019, 5%, 8/01/31 ......................................... 1,000,000 1,163,008
Revenue, 2019, 4%, 8/01/44 ......................................... 2,055,000 2,096,395
Revenue, 2019, 5%, 8/01/48 ......................................... 2,500,000 2,810,508
Parish of Terrebonne ,
Sales & Use Tax, Revenue, 2020 A, 4%, 3/01/35 .......................... 1,015,000 1,091,459
Sales & Use Tax, Revenue, 2020 A, 4%, 3/01/41 .......................... 2,660,000 2,732,855
Port New Orleans Board of Commissioners ,
Revenue, 2018 A, AGMC Insured, 5%, 4/01/48 ............................ 2,750,000 2,987,520
Revenue, 2018 B, Refunding, AGMC Insured, 5%, 4/01/43 ................... 2,000,000 2,143,700
Revenue, 2020 D, 5%, 4/01/50 ........................................ 4,000,000 4,384,320
St. Charles Parish School Board , Revenue , 2019 , 4% , 8/01/38 .................
805,000 844,707
St. Tammany Parish Hospital Service District No. 1 , Revenue , 2018 A , Refunding , 5% ,
7/01/48 ......................................................... 5,500,000 5,822,772
State of Louisiana ,
GO, 2014 C, Refunding, 5%, 8/01/27 ................................... 7,200,000 7,620,934
GO, 2016 A, 5%, 9/01/36 ............................................ 5,000,000 5,476,570
GO, 2019 A, 5%, 3/01/37 ............................................ 3,000,000 3,391,704
Revenue, 2019 A, 5%, 9/01/30 ........................................ 2,000,000 2,280,767
Revenue, 2019 A, 5%, 9/01/31 ........................................ 4,750,000 5,402,398
Revenue, 2021, 5%, 9/01/33 ......................................... 1,200,000 1,400,036

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 203 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
State of Louisiana, (continued)
Gasoline & Fuels Tax, Revenue, First Lien, 2015 A, Pre-Refunded, 5%, 5/01/41 ... $ 3,000,000 $ 3,240,955
Gasoline & Fuels Tax, Revenue, Second Lien, 2017 C, Refunding, 5%, 5/01/40 ... 5,000,000 5,519,681
Gasoline & Fuels Tax, Revenue, Second Lien, 2017 C, Refunding, 5%, 5/01/45 ... 10,000,000 10,916,677
Tangipahoa Parish Hospital Service District No. 1 ,
Revenue, 2021, Refunding, 4%, 2/01/35 ................................. 2,250,000 2,252,378
Revenue, 2021, Refunding, 4%, 2/01/38 ................................. 2,000,000 2,003,859
Terrebonne Levee & Conservation District , Sales Tax , Revenue , 2020 B , Refunding ,
4% , 6/01/41 ...................................................... 1,000,000 1,028,198
West Feliciana Parish Parishwide Consolidated School District No. 1 , GO , 2020 , 4% ,
3/01/50 ......................................................... 3,000,000 3,065,830
308,148,716
South Carolina 0.4%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 700,000 587,940
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 700,000 587,308
1,175,248
Texas 0.5%
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 900,000 763,165
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,250,000 1,062,174
1,825,339
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 700,000 587,487
Wisconsin 1.0%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 800,000 666,974
Affordable Housing Corp. Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 1,800,000 1,788,420
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021 A, 3.4%, 12/01/36 ....... 1,225,000 1,023,458
3,478,852
U.S. Territories 2.3%
Puerto Rico 2.3%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 500,000 521,532
b
Revenue, WW-RSA-1, 5.25%, 7/01/33 .................................. 855,000 799,425
Puerto Rico Highway & Transportation Authority , Revenue , L , Refunding , NATL
Insured , 5.25% , 7/01/35 ............................................. 6,230,000 6,481,208
7,802,165
Total U.S. Territories .................................................................... 7,802,165
Total Municipal Bonds (Cost $336,657,988) .....................................
324,417,775
a a a a
a
Total Investments (Cost $336,657,988) 96.9% ...................................
$324,417,775
Other Assets, less Liabilities 3.1% .............................................
10,290,932
Net Assets 100.0% ...........................................................
$334,708,707

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2022, the aggregate value of these securities was $24,454,671, representing 7.3% of net assets.
b
Defaulted security or security for which income has been deemed uncollectible.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2022
Franklin Maryland Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.3%
Georgia 0.3%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... $ 1,325,000 $ 1,109,617
Maryland 90.5%
City of Baltimore ,
Revenue, 2020 A, 4%, 7/01/45 ........................................ 4,500,000 4,639,543
Revenue, 2020 A, 5%, 7/01/50 ........................................ 9,115,000 10,253,245
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/46 ..................... 5,000,000 5,384,756
City of Gaithersburg , Asbury Maryland Obligated Group , Revenue , 2022 , 4.5% , 1/01/42
1,500,000 1,408,761
b
County of Anne Arundel , Glenview Housing LP , Revenue , 2009 , Mandatory Put , 5% ,
1/01/27 ......................................................... 1,845,000 1,848,375
County of Baltimore ,
GO, 5%, 2/01/39 .................................................. 2,900,000 3,141,832
GO, 5%, 2/01/41 .................................................. 2,900,000 3,137,290
County of Harford ,
Tax Allocation, 2021, Refunding, 4%, 7/01/31 ............................. 150,000 160,166
Tax Allocation, 2021, Refunding, 4%, 7/01/36 ............................. 750,000 775,110
Tax Allocation, 2021, Refunding, 4%, 7/01/40 ............................. 675,000 695,655
County of Prince George's ,
GO, 2018 A, 4%, 7/15/35 ............................................ 5,000,000 5,316,724
GO, 2020 A, 5%, 7/15/40 ............................................ 900,000 1,016,527
Howard County Housing Commission ,
Revenue, 2013, 5%, 10/01/28 ........................................ 10,000,000 10,285,266
Revenue, 2016, 4%, 6/01/46 ......................................... 2,000,000 2,027,246
Revenue, 2017, 5%, 12/01/46 ........................................ 5,000,000 5,338,398
Maryland Community Development Administration ,
Housing, Revenue, 2019 D, 3%, 7/01/39 ................................ 1,500,000 1,395,321
Housing, Revenue, 2019 D, 3.2%, 7/01/44 ............................... 1,000,000 921,152
Maryland Community Development Administration Local Government Infrastructure ,
Revenue, 2014 A-2, Pre-Refunded, 5%, 6/01/34 ........................... 455,000 469,795
Revenue, 2017 A-1, 4%, 6/01/47 ...................................... 2,300,000 2,334,464
Revenue, 2018 A-1, 5%, 6/01/48 ...................................... 1,310,000 1,441,066
Revenue, A-2, 5%, 6/01/34 ........................................... 1,245,000 1,276,070
Revenue, Senior Lien, 2019 B-1, 4%, 6/01/49 ............................. 3,000,000 3,070,236
Maryland Economic Development Corp. ,
Frostburg State University Project, Revenue, Senior Lien, 2013, Refunding, 5%,
10/01/33 ....................................................... 5,000,000 5,037,587
Morgan State University, Revenue, 2020, 4%, 7/01/40 ...................... 1,000,000 940,918
Morgan State University, Revenue, 2020, 5%, 7/01/50 ...................... 1,250,000 1,291,989
Morgan View & Thurgood Marshall Student Housing, Revenue, Senior Lien, 2012,
Refunding, 5%, 7/01/27 ............................................ 4,750,000 4,764,804
Morgan View & Thurgood Marshall Student Housing, Revenue, Senior Lien, 2012,
Refunding, 5%, 7/01/34 ............................................ 2,150,000 2,156,701
Purple Line Transit Partners LLC, Revenue, 2022 B, 5.25%, 6/30/47 ........... 5,000,000 5,307,559
Purple Line Transit Partners LLC, Revenue, 2022 B, 5.25%, 6/30/52 ........... 5,000,000 5,289,849
University of Maryland College Park, Revenue, 2016, Refunding, AGMC Insured, 5%,
6/01/35 ........................................................ 4,225,000 4,563,962
University of Maryland College Park, Revenue, 2016, Refunding, AGMC Insured, 5%,
6/01/43 ........................................................ 3,305,000 3,539,243
University Park Phase I & II at Salisbury University, Revenue, 2013, Refunding, 5%,
6/01/34 ........................................................ 2,040,000 2,053,594
University Village at Sheppard Pratt, Revenue, 2012, Refunding, 5%, 7/01/27 ..... 1,500,000 1,501,474
University Village at Sheppard Pratt, Revenue, 2012, Refunding, 5%, 7/01/33 ..... 2,495,000 2,496,492
West Village & Millennium Hall Student Housing at Towson University, Revenue,
Senior Lien, 2012, 5%, 7/01/27 ...................................... 1,145,000 1,145,946

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Maryland Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority ,
Adventist Healthcare Obligated Group, Revenue, 2016 A, 5.5%, 1/01/46 ......... $ 9,750,000 $ 10,385,323
Adventist Healthcare Obligated Group, Revenue, 2020, Refunding, 4%, 1/01/38 ... 865,000 872,941
Adventist Healthcare Obligated Group, Revenue, 2021 B, 4%, 1/01/51 .......... 2,000,000 1,948,743
Charlestown Community, Inc., Revenue, 2016 A, Refunding, 5%, 1/01/45 ........ 4,170,000 4,445,883
Frederick Health, Inc. Obligated Group, Revenue, 2020, Refunding, 4%, 7/01/50 .. 1,715,000 1,641,968
Goucher College, Revenue, 2012 A, 5%, 7/01/34 .......................... 1,500,000 1,502,035
Goucher College, Revenue, 2017 A, Refunding, 5%, 7/01/44 ................. 7,470,000 7,902,696
Johns Hopkins Health System Obligated Group, Revenue, 2015 A, Refunding, 5%,
5/15/37 ........................................................ 10,000,000 10,432,054
Johns Hopkins Medical Institutions Parking System, Revenue, 2001, AMBAC
Insured, 5%, 7/01/27 .............................................. 655,000 660,376
Johns Hopkins Medical Institutions Parking System, Revenue, 2004, AMBAC
Insured, 5%, 7/01/34 .............................................. 5,000,000 5,040,999
Johns Hopkins Medical Institutions Parking System, Revenue, 2004 B, AMBAC
Insured, 5%, 7/01/38 .............................................. 6,200,000 6,200,000
LifeBridge Health Obligated Group, Revenue, 2016, Refunding, 5%, 7/01/47 ..... 4,000,000 4,165,272
LifeBridge Health Obligated Group, Revenue, 2017, Refunding, 5%, 7/01/44 ..... 2,000,000 2,107,331
Loyola University Maryland, Inc., Revenue, 2014, Refunding, 5%, 10/01/45 ...... 2,250,000 2,337,346
Loyola University Maryland, Inc., Revenue, 2019 A, Refunding, 5%, 10/01/49 ..... 2,000,000 2,203,507
Luminis Health Obligated Group, Revenue, 2014, Pre-Refunded, 5%, 7/01/39 .... 7,000,000 7,427,649
Maryland Institute College of Art, Revenue, 2012, 5%, 6/01/29 ................ 1,000,000 1,001,071
Maryland Institute College of Art, Revenue, 2016, Refunding, 4%, 6/01/42 ....... 5,325,000 5,335,035
MedStar Health Obligated Group, Revenue, 1997, AMBAC Insured, ETM, 5%,
7/01/27 ........................................................ 8,175,000 8,791,616
MedStar Health Obligated Group, Revenue, 2013 A, 5%, 8/15/38 .............. 5,000,000 5,090,510
MedStar Health Obligated Group, Revenue, 2017 A, 5%, 5/15/45 .............. 5,000,000 5,255,841
Meritus Medical Center Obligated Group, Revenue, 2015, Refunding, 5%, 7/01/45 . 8,535,000 8,741,296
Stevenson University, Inc., Revenue, 2021 A, Refunding, 5%, 6/01/28 .......... 630,000 686,578
Stevenson University, Inc., Revenue, 2021 A, Refunding, 5%, 6/01/30 .......... 1,125,000 1,236,035
Stevenson University, Inc., Revenue, 2021 A, Refunding, 5%, 6/01/32 .......... 800,000 877,772
Stevenson University, Inc., Revenue, 2021 A, Refunding, 4%, 6/01/34 .......... 350,000 348,305
Stevenson University, Inc., Revenue, 2021 A, Refunding, 4%, 6/01/36 .......... 1,125,000 1,114,481
Stevenson University, Inc., Revenue, 2021 A, Refunding, 4%, 6/01/40 .......... 1,850,000 1,805,758
Stevenson University, Inc., Revenue, 2021 A, Refunding, 4%, 6/01/46 .......... 1,000,000 948,078
Stevenson University, Inc., Revenue, 2021 A, Refunding, 4%, 6/01/55 .......... 3,250,000 2,989,432
Trinity Health Corp. Obligated Group, Revenue, 2017 MD, 5%, 12/01/46 ........ 1,680,000 1,780,325
University of Maryland Medical System Obligated Group, Revenue, 2015, Refunding,
5%, 7/01/35 .................................................... 2,100,000 2,184,134
University of Maryland Medical System Obligated Group, Revenue, 2017 B,
Refunding, 5%, 7/01/39 ............................................ 10,000,000 10,597,660
University of Maryland Medical System Obligated Group, Revenue, 2017 D, 4%,
7/01/48 ........................................................ 5,000,000 4,923,565
Maryland Industrial Development Financing Authority ,
McDonogh School, Inc., Revenue, 2019, Refunding, 4%, 9/01/43 .............. 1,100,000 1,116,144
McDonogh School, Inc., Revenue, 2019, Refunding, 4%, 9/01/48 .............. 610,000 615,154
Maryland Stadium Authority ,
Baltimore City Public School Construction Financing Fund, Revenue, 2016, Pre-
Refunded, 5%, 5/01/46 ............................................ 10,085,000 11,197,277
Baltimore City Public School Construction Financing Fund, Revenue, 2020 A, 5%,
5/01/50 ........................................................ 12,225,000 14,220,631
Maryland Stadium Authority Built to Learn , Revenue , 2022 A , 4% , 6/01/47 .........
5,000,000 5,039,337
Maryland State Transportation Authority , Revenue , 2021 A , Refunding , 5% , 7/01/46 ..
4,900,000 5,639,860
State of Maryland ,
GO, 2020 A, 5%, 8/01/35 ............................................ 2,000,000 2,353,466
Department of Transportation, Revenue, 2020, 5%, 10/01/33 ................. 3,000,000 3,538,264

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Maryland Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
State of Maryland Department of Transportation ,
Maryland Aviation Administration, Revenue, 2021 B, 5%, 8/01/46 .............. $ 3,000,000 $ 3,295,546
Maryland Aviation Administration, Revenue, 2021 B, 4%, 8/01/51 .............. 3,500,000 3,473,699
Town of Chestertown ,
Washington College, Revenue, 2021 A, Refunding, 4%, 3/01/36 ............... 3,700,000 3,783,754
Washington College, Revenue, 2021 A, Refunding, 4%, 3/01/37 ............... 2,095,000 2,143,424
University System of Maryland ,
Revenue, 2021 A, Refunding, 5%, 4/01/31 ............................... 8,685,000 10,300,762
Revenue, 2021 A, Refunding, 4%, 4/01/32 ............................... 5,855,000 6,342,470
Washington Suburban Sanitary Commission ,
Revenue, Second Series, 2016, 5%, 6/01/37 ............................. 5,000,000 5,481,110
Revenue, Second Series, 2016, 4%, 6/01/43 ............................. 5,000,000 5,129,875
323,079,504
South Carolina 0.3%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 700,000 587,940
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 700,000 587,308
1,175,248
Texas 0.6%
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 1,000,000 847,961
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,300,000 1,104,662
1,952,623
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 700,000 587,487
Wisconsin 0.7%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 800,000 666,973
Affordable Housing Corp. Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 2,000,000 1,987,134
2,654,107
U.S. Territories 5.7%
District of Columbia 3.0%
Washington Metropolitan Area Transit Authority ,
Revenue, 2017 B, 5%, 7/01/42 ........................................ 5,000,000 5,463,294
Revenue, 2020 A, 5%, 7/15/45 ........................................ 3,000,000 3,395,988
Revenue, 2021 A, 4%, 7/15/43 ........................................ 1,750,000 1,813,463
10,672,745
Puerto Rico 2.7%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 2,000,000 2,086,127
c
Revenue, WW-RSA-1, 5.5%, 7/01/38 ................................... 1,975,000 1,854,031
Puerto Rico Highway & Transportation Authority ,
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/33 ................... 1,805,000 1,912,718
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 1,000,000 1,040,322
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 1,550,000 1,665,638

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Maryland Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 203 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Highway & Transportation Authority, (continued)
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... $ 1,000,000 $ 1,061,447
9,620,283
Total U.S. Territories .................................................................... 20,293,028
Total Municipal Bonds (Cost $364,659,001) .....................................
350,851,614
a a a a
Short Term Investments 0.4%
Municipal Bonds 0.4%
Maryland 0.4%
d
Maryland Health & Higher Educational Facilities Authority , University of Maryland
Medical System Obligated Group , Revenue , 2008 D , LOC TD Bank NA , Daily VRDN
and Put , 0.61% , 7/01/41 ............................................. 1,500,000 1,500,000
Total Municipal Bonds (Cost $1,500,000) .......................................
1,500,000
Total Short Term Investments (Cost $1,500,000 ) .................................
1,500,000
a
Total Investments (Cost $366,159,001) 98.7% ...................................
$352,351,614
Other Assets, less Liabilities 1.3% .............................................
4,470,864
Net Assets 100.0% ...........................................................
$356,822,478
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2022, the aggregate value of these securities was $6,891,774, representing 1.9% of net assets.
b
The maturity date shown represents the mandatory put date.
c
Defaulted security or security for which income has been deemed uncollectible.
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2022
Franklin Massachusetts Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 91.9%
California 0.3%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
$ 1,200,000 $ 1,078,529
Florida 0.6%
a
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 750,000 561,144
a
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 2,000,000 1,699,000
2,260,144
Illinois 0.8%
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 4% , 12/15/42 .
1,750,000 1,709,259
State of Illinois ,
GO, 2017 D, 5%, 11/01/26 ........................................... 1,000,000 1,086,456
GO, 2017 D, 5%, 11/01/27 ........................................... 140,000 153,233
2,948,948
Massachusetts 84.4%
Acton & Boxborough Regional School District ,
GO, 5%, 3/01/33 .................................................. 2,095,000 2,426,305
GO, 3%, 3/01/34 .................................................. 1,485,000 1,491,847
GO, 3%, 3/01/35 .................................................. 2,130,000 2,128,473
Boston Water & Sewer Commission , Revenue, Senior Lien , 2014 A , Pre-Refunded ,
4% , 11/01/28 ..................................................... 4,400,000 4,615,365
City of Lowell ,
GO, 2020, Refunding, 4%, 9/01/31 ..................................... 2,000,000 2,154,607
GO, 2020, Refunding, 4%, 9/01/33 ..................................... 2,025,000 2,130,503
GO, 2020, Refunding, 3%, 9/01/34 ..................................... 1,000,000 975,232
City of Quincy , GO , 2014 , 4% , 6/01/32 ....................................
2,565,000 2,625,450
City of Worcester , GO , 2020 A , 3% , 2/01/42 ................................
1,685,000 1,521,939
Commonwealth of Massachusetts ,
GO, 2018 A, 5%, 1/01/47 ............................................ 5,000,000 5,522,602
GO, A, 5.25%, 4/01/42 .............................................. 5,000,000 5,557,193
GO, F, 4%, 11/01/29 ................................................ 6,000,000 6,041,596
Revenue, 2005, Refunding, AGMC, NATL Insured, 5.5%, 1/01/34 .............. 11,900,000 14,510,974
Transportation Fund, Revenue, 2016 B, 4%, 6/01/45 ....................... 7,175,000 7,306,455
Transportation Fund, Revenue, 2017 A, 5%, 6/01/47 ....................... 5,000,000 5,511,076
Transportation Fund, Revenue, 2018 A, 5%, 6/01/48 ....................... 5,000,000 5,569,593
Transportation Fund, Revenue, 2019 A, 5%, 6/01/49 ....................... 1,925,000 2,175,673
Massachusetts Bay Transportation Authority ,
Sales Tax, Revenue, A, 5%, 7/01/40 .................................... 5,000,000 5,349,793
Sales Tax, Revenue, A-1, Refunding, 5.25%, 7/01/30 ....................... 4,000,000 4,818,140
Sales Tax, Revenue, Senior Lien, B, Refunding, 5%, 7/01/33 ................. 2,500,000 2,686,963
Massachusetts Clean Water Trust (The) ,
Revenue, 1999 A, 5.75%, 8/01/29 ..................................... 250,000 250,706
Revenue, 2000-6, 5.5%, 8/01/30 ...................................... 130,000 130,324
Revenue, 7, 5.125%, 2/01/31 ......................................... 130,000 130,293
Massachusetts Development Finance Agency ,
Babson College, Revenue, 2022, Refunding, 4%, 10/01/44 ................... 700,000 702,971
Bentley University, Revenue, 2021 A, Refunding, 4%, 7/01/37 ................ 1,000,000 1,015,380
Beth Israel Lahey Health Obligated Group, Revenue, 2015 F, Refunding, 5%, 8/15/32 2,975,000 3,125,029
Beth Israel Lahey Health Obligated Group, Revenue, 2015 F, Refunding, 5%, 8/15/34 5,000,000 5,242,819
Beth Israel Lahey Health Obligated Group, Revenue, 2016 I, Refunding, 5%, 7/01/34 1,500,000 1,590,505
Brandeis University, Revenue, 2019 S-1, Refunding, 5%, 10/01/38 ............. 2,410,000 2,697,248
Broad Institute, Inc. (The), Revenue, 2017, Refunding, 4%, 4/01/41 ............ 5,000,000 5,122,573
Dana-Farber Cancer Institute Obligated Group, Revenue, 2016 N, 5%, 12/01/46 .. 6,890,000 7,205,428

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Development Finance Agency, (continued)
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2021 C, 4%,
11/01/46 ....................................................... $ 1,250,000 $ 1,249,818
Loomis Obligated Group, Revenue, 2021, 4%, 1/01/41 ...................... 435,000 432,167
Loomis Obligated Group, Revenue, 2021, 4%, 1/01/51 ...................... 300,000 285,740
a,b
Loomis Obligated Group, Revenue, 144A, 2022, Refunding, 4%, 1/01/26 ........ 1,000,000 1,013,523
a,b
Loomis Obligated Group, Revenue, 144A, 2022, Refunding, 4%, 1/01/31 ........ 870,000 855,003
a,b
Loomis Obligated Group, Revenue, 144A, 2022, Refunding, 4%, 1/01/41 ........ 485,000 449,339
a,b
Loomis Obligated Group, Revenue, 144A, 2022, Refunding, 4%, 1/01/51 ........ 520,000 453,131
Mass General Brigham, Inc., Revenue, 2016 Q, Refunding, 5%, 7/01/34 ......... 5,000,000 5,284,107
Mass General Brigham, Inc., Revenue, 2017 S-1, Refunding, 5%, 7/01/33 ....... 1,880,000 2,030,342
Mass General Brigham, Inc., Revenue, 2017 S-1, Refunding, 4%, 7/01/41 ....... 7,500,000 7,566,632
Mass General Brigham, Inc., Revenue, 2020 A-2, Refunding, 4%, 7/01/41 ....... 1,000,000 1,011,646
Merrimack College, Revenue, 2021 B, 4%, 7/01/42 ........................ 475,000 463,537
Merrimack College, Revenue, 2021 B, 4%, 7/01/50 ........................ 3,650,000 3,448,840
Northeastern University, Revenue, 2014 A, 5%, 3/01/44 ..................... 5,000,000 5,097,184
President & Trustees of Williams College (The), Revenue, 2017 S, 4%, 7/01/46 ... 9,550,000 9,667,764
President and Fellows of Harvard College, Revenue, 2016 A, Refunding, 5%, 7/15/33 5,000,000 5,522,351
Seven Hills Foundation Obligated Group, Revenue, 2021, Refunding, 4%, 9/01/34 . 735,000 748,637
Seven Hills Foundation Obligated Group, Revenue, 2021, Refunding, 4%, 9/01/39 . 750,000 749,035
Seven Hills Foundation Obligated Group, Revenue, 2021, Refunding, 4%, 9/01/41 . 500,000 492,708
Seven Hills Foundation Obligated Group, Revenue, 2021, Refunding, 4%, 9/01/48 . 1,750,000 1,665,137
Southcoast Health System Obligated Group, Revenue, 2021 G, Refunding, 4%,
7/01/46 ........................................................ 5,795,000 5,653,995
Southcoast Health System Obligated Group, Revenue, 2021 G, Refunding, 5%,
7/01/50 ........................................................ 6,590,000 7,035,011
Springfield College, Revenue, 2021 B, Refunding, 4%, 6/01/50 ................ 2,695,000 2,536,184
Suffolk University, Revenue, 2021, 4%, 7/01/46 ........................... 4,150,000 3,987,922
Suffolk University, Revenue, 2021, 4%, 7/01/51 ........................... 7,250,000 6,851,813
Trustees of Boston College, Revenue, 2017 T, Refunding, 5%, 7/01/42 .......... 3,750,000 4,097,470
Trustees of Boston University, Revenue, BB-1, 4%, 10/01/46 ................. 5,000,000 5,043,203
Wellesley College, Revenue, 2018 L, Refunding, 4%, 7/01/44 ................. 6,160,000 6,267,396
Wheaton College, Revenue, 2021 I, 5%, 1/01/53 .......................... 3,000,000 3,165,391
Woods Hole Oceanographic Institution, Revenue, 2018, Refunding, 5%, 6/01/35 .. 1,200,000 1,344,001
Woods Hole Oceanographic Institution, Revenue, 2018, Refunding, 5%, 6/01/36 .. 1,000,000 1,119,019
Worcester Polytechnic Institute, Revenue, 2012, 4%, 9/01/49 ................. 4,825,000 4,700,954
Worcester Polytechnic Institute, Revenue, 2017, Refunding, 5%, 9/01/42 ........ 1,090,000 1,164,004
Worcester Polytechnic Institute, Revenue, 2019, 4%, 9/01/44 ................. 1,350,000 1,336,782
Massachusetts Educational Financing Authority ,
Revenue, 2017 B, Refunding, 4.25%, 7/01/46 ............................. 2,500,000 2,534,286
Revenue, 2021 C, 3%, 7/01/51 ........................................ 3,000,000 2,268,532
Massachusetts Health & Educational Facilities Authority , Trustees of Boston College ,
Revenue , M2 , 5.5% , 6/01/35 ......................................... 8,600,000 10,700,740
Massachusetts Housing Finance Agency ,
Revenue, 2009 C, 5.125%, 12/01/39 ................................... 1,045,000 1,045,988
Revenue, 2009 C, 5.35%, 12/01/49 .................................... 2,770,000 2,772,804
Revenue, 2012 F, 3.15%, 12/01/32 ..................................... 105,000 105,001
Revenue, 2012 F, 3.45%, 12/01/37 ..................................... 45,000 45,005
Revenue, 214, GNMA Insured, 2.55%, 12/01/34 ........................... 1,000,000 909,115
Revenue, 214, GNMA Insured, 2.8%, 12/01/39 ............................ 2,860,000 2,565,501
Revenue, A, 3.25%, 12/01/27 ......................................... 4,000,000 4,003,938
Revenue, A, 3.5%, 12/01/31 .......................................... 5,805,000 5,808,637
Massachusetts Port Authority ,
Revenue, 2019 B, 5%, 7/01/44 ........................................ 5,000,000 5,570,425
Revenue, 2021 B, Refunding, 5%, 7/01/40 ............................... 1,215,000 1,353,639

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts School Building Authority ,
Revenue, 2018 B, 5.25%, 2/15/48 ..................................... $ 2,315,000 $ 2,559,746
Revenue, 2019 A, 5%, 2/15/44 ........................................ 1,000,000 1,109,236
Revenue, Senior Lien, 2016 C, Refunding, 5%, 11/15/34 .................... 5,000,000 5,446,355
Massachusetts State College Building Authority , Revenue , 2017 D , Refunding , 4% ,
5/01/38 ......................................................... 4,350,000 4,518,720
Massachusetts Transportation Trust Fund ,
Metropolitan Highway System, Revenue, 2019 B-1, Refunding, 5%, 1/01/37 ...... 1,015,000 1,138,746
Metropolitan Highway System, Revenue, Senior Lien, 2019 A, Refunding, 5%,
1/01/37 ........................................................ 2,750,000 3,094,025
Massachusetts Water Resources Authority ,
Revenue, 2016 C, Pre-Refunded, 5%, 8/01/40 ............................ 5,000,000 5,583,988
Revenue, 2018 B, 5%, 8/01/43 ........................................ 4,000,000 4,482,608
Revenue, B, Refunding, AGMC Insured, 5.25%, 8/01/28 ..................... 5,490,000 6,409,896
Revenue, B, 5%, 8/01/40 ............................................ 1,140,000 1,264,360
Revenue, B, 5%, 8/01/42 ............................................ 3,145,000 3,480,410
Springfield Water & Sewer Commission , Revenue , 2017 C , 5% , 4/15/37 ..........
1,260,000 1,376,451
Town of Belmont , GO , 2019 , 4% , 3/15/45 .................................
3,020,000 3,097,585
Town of Braintree ,
GO, Refunding, 5%, 5/15/27 ......................................... 2,000,000 2,265,499
GO, 2019, 3%, 6/01/35 ............................................. 1,765,000 1,744,073
Town of Natick , GO , 2018 , 4% , 7/15/35 ...................................
4,970,000 5,212,853
Town of Plymouth , GO , 2017 , 4% , 5/01/47 .................................
5,000,000 5,079,255
University of Massachusetts Building Authority ,
Revenue, 2022-1, 4%, 11/01/46 ....................................... 4,000,000 4,071,840
Revenue, Senior Lien, 1, Pre-Refunded, 5%, 11/01/44 ...................... 3,240,000 3,471,474
Revenue, Senior Lien, 1, Pre-Refunded, 5%, 11/01/44 ...................... 760,000 815,042
Revenue, Senior Lien, 2017-1, 5.25%, 11/01/42 ........................... 5,000,000 5,579,746
326,608,360
New Jersey 0.5%
New Jersey Transportation Trust Fund Authority ,
Revenue, 2019 BB, 4%, 6/15/50 ....................................... 250,000 245,390
Revenue, 2020 AA, 4%, 6/15/35 ....................................... 250,000 253,936
Revenue, 2020 AA, 5%, 6/15/35 ....................................... 1,000,000 1,106,193
Revenue, 2020 AA, 3%, 6/15/50 ....................................... 500,000 388,131
1,993,650
New York 0.7%
Metropolitan Transportation Authority ,
Revenue, 2020 D, 4%, 11/15/47 ....................................... 500,000 486,417
Revenue, 2021 A-1, 4%, 11/15/48 ..................................... 800,000 776,350
Revenue, 2021 A-2, 4%, 11/15/41 ..................................... 1,400,000 1,390,392
2,653,159
South Carolina 0.5%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 800,000 671,932
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 800,000 671,209
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 827,506
2,170,647

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Tennessee 0.1%
c
Tennessee Energy Acquisition Corp. , Revenue , 2021 A , Mandatory Put , 5% , 11/01/31 $ 500,000 $ 550,141
Texas 0.6%
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 1,100,000 932,757
Lake Houston Redevelopment Authority , City of Houston Reinvestment Zone No. 10 ,
Revenue , 2021 , Refunding , 3% , 9/01/37 ................................. 300,000 258,782
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,400,000 1,189,635
2,381,174
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 800,000 671,414
Wisconsin 0.7%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 800,000 666,974
Affordable Housing Corp. Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 2,100,000 2,086,490
2,753,464
U.S. Territories 2.5%
Puerto Rico 2.5%
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/34 ................ 5,000,000 5,309,058
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 2,700,000 2,808,870
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 250,000 268,651
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/31 .. 440,000 503,571
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/39 .. 200,000 200,476
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
660,000 672,682
9,763,308
Total U.S. Territories .................................................................... 9,763,308
Total Municipal Bonds (Cost $367,581,062) .....................................
355,832,938
a a a a
Short Term Investments 3.3%
Municipal Bonds 3.3%
Massachusetts 3.3%
d
Massachusetts Health & Educational Facilities Authority , President and Fellows of
Harvard College , Revenue , R , Daily VRDN and Put , 0.32% , 11/01/49 ........... 12,800,000 12,800,000
Total Municipal Bonds (Cost $12,800,000) ......................................
12,800,000
Total Short Term Investments (Cost $12,800,000 ) ................................
12,800,000
a
Total Investments (Cost $380,381,062) 95.2% ...................................
$368,632,938
Other Assets, less Liabilities 4.8% .............................................
18,370,475
Net Assets 100.0% ...........................................................
$387,003,413

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 203 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2022, the aggregate value of these securities was $12,077,848, representing 3.1% of net assets.
b
Security purchased on a when-issued basis.
c
The maturity date shown represents the mandatory put date.
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2022
Franklin Michigan Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.3%
California 0.3%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
$ 2,650,000 $ 2,381,752
Florida 1.1%
Capital Trust Agency, Inc. ,
Kingdom Development Obligated Group, Revenue, 2021 A-1, 3.75%, 12/01/36 .... 5,256,000 4,792,316
a
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 900,000 673,372
a
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn ., 5/01/57 4,100,000 3,482,950
8,948,638
Illinois 0.5%
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 4% , 6/15/52 ..
2,500,000 2,350,773
State of Illinois , GO , 2021 A , 4% , 3/01/40 .................................
1,860,000 1,766,709
4,117,482
Kentucky 0.8%
a,b
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, Zero Cpn ., 5/01/52 .................................... 8,625,000 6,771,574
Michigan 88.9%
Ann Arbor School District , GO , 2015 , Refunding , 5% , 5/01/29 ..................
1,235,000 1,332,012
Battle Creek School District , GO , 2022 , 4% , 5/01/45 .........................
3,000,000 3,045,433
Byron Center Public Schools ,
GO, 2017 I, 5%, 5/01/34 ............................................. 1,000,000 1,105,698
GO, 2017 I, 5%, 5/01/35 ............................................. 1,920,000 2,120,977
GO, 2017 I, 5%, 5/01/36 ............................................. 650,000 717,502
GO, 2017 I, 5%, 5/01/37 ............................................. 1,480,000 1,632,204
GO, 2017 I, 5%, 5/01/38 ............................................. 1,330,000 1,465,168
GO, 2017 I, 5%, 5/01/39 ............................................. 2,290,000 2,519,934
GO, 2017 I, 5%, 5/01/43 ............................................. 2,250,000 2,464,785
GO, 2017 I, 5%, 5/01/47 ............................................. 4,140,000 4,516,733
Caledonia Community Schools , GO , 2015 , Refunding , 5% , 5/01/26 ..............
1,000,000 1,108,302
Central Michigan University ,
Revenue, 2014, Refunding, 5%, 10/01/30 ................................ 1,910,000 2,017,147
Revenue, 2014, Refunding, 5%, 10/01/31 ................................ 1,055,000 1,111,729
Revenue, 2014, Refunding, 5%, 10/01/34 ................................ 1,600,000 1,680,471
Revenue, 2014, Refunding, 5%, 10/01/39 ................................ 2,000,000 2,090,441
Revenue, 2021, Refunding, 3%, 10/01/46 ................................ 1,325,000 1,113,174
Charter Township of Bloomfield ,
GO, 2016, Refunding, 5%, 5/01/29 ..................................... 470,000 520,342
GO, 2016, Refunding, 5%, 5/01/32 ..................................... 1,000,000 1,104,337
Charter Township of Commerce , GO , 2016 , Refunding , 5% , 12/01/38 ............
3,250,000 3,520,592
City of Battle Creek , Water & Wastewater System , Revenue , 2016 A , 5% , 6/01/36 ...
1,300,000 1,426,680
City of Detroit ,
Great Lakes Water Authority Water Supply System, Revenue, Second Lien, 2003 B,
NATL Insured, 5%, 7/01/34 ......................................... 25,000 25,078
Great Lakes Water Authority Water Supply System, Revenue, Senior Lien, 06A,
AGMC Insured, 5%, 7/01/34 ........................................ 30,000 30,095
City of Grand Rapids ,
Sanitary Sewer System, Revenue, 2014, Pre-Refunded, 5%, 1/01/39 ........... 880,000 924,513
Sanitary Sewer System, Revenue, 2018, 5%, 1/01/37 ....................... 1,040,000 1,154,711
Sanitary Sewer System, Revenue, 2018, 5%, 1/01/43 ....................... 1,000,000 1,099,291
Sanitary Sewer System, Revenue, 2018, 5%, 1/01/48 ....................... 5,000,000 5,468,324
Water Supply System, Revenue, 2016, Refunding, 5%, 1/01/41 ............... 2,190,000 2,359,708
Water Supply System, Revenue, 2016, Refunding, 5%, 1/01/46 ............... 2,525,000 2,704,612

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
City of Grand Rapids, (continued)
Water Supply System, Revenue, 2018, Refunding, 5%, 1/01/43 ............... $ 1,500,000 $ 1,648,936
Water Supply System, Revenue, 2018, Refunding, 5%, 1/01/48 ............... 2,000,000 2,187,330
Water Supply System, Revenue, 2020, 5%, 1/01/45 ........................ 2,425,000 2,705,497
County of Kent ,
GO, 2016, 5%, 6/01/32 ............................................. 1,305,000 1,443,709
GO, 2016, 5%, 6/01/33 ............................................. 1,275,000 1,408,977
County of Muskegon ,
GO, 2015, Refunding, 5%, 11/01/33 .................................... 1,360,000 1,480,146
GO, 2015, Refunding, 5%, 11/01/36 .................................... 1,735,000 1,881,732
Detroit City School District , GO , 2001 A , AGMC Insured , 6% , 5/01/29 ............
9,225,000 10,590,355
DeWitt Public Schools ,
GO, 2017, 5%, 5/01/30 ............................................. 500,000 561,518
GO, 2017, 5%, 5/01/33 ............................................. 815,000 910,717
GO, 2017, 5%, 5/01/34 ............................................. 1,000,000 1,115,453
GO, 2017, 5%, 5/01/35 ............................................. 1,000,000 1,113,440
GO, 2017, 5%, 5/01/36 ............................................. 1,000,000 1,112,607
Downriver Utility Wastewater Authority ,
Revenue, 2018, Refunding, AGMC Insured, 5%, 4/01/34 .................... 510,000 576,799
Revenue, 2018, Refunding, AGMC Insured, 5%, 4/01/36 .................... 1,600,000 1,803,168
Revenue, 2018, Refunding, AGMC Insured, 5%, 4/01/38 .................... 1,500,000 1,686,389
Revenue, 2018, Refunding, AGMC Insured, 5%, 4/01/43 .................... 3,000,000 3,342,242
East Lansing School District ,
GO, 2017 I, 5%, 5/01/35 ............................................. 1,500,000 1,670,161
GO, 2017 I, 5%, 5/01/37 ............................................. 1,100,000 1,223,284
GO, 2017 I, 5%, 5/01/42 ............................................. 3,500,000 3,869,993
Farmington Public School District ,
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/27 ......................... 1,000,000 1,082,678
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/28 ......................... 2,000,000 2,160,637
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/32 ......................... 4,035,000 4,336,572
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/33 ......................... 2,900,000 3,115,894
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/34 ......................... 3,000,000 3,221,584
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/35 ......................... 1,000,000 1,072,984
GO, 2018, BAM Insured, 4.5%, 5/01/38 ................................. 7,225,000 7,618,469
Gerald R Ford International Airport Authority , Revenue , 2021 , 5% , 1/01/51 .........
2,000,000 2,224,472
Grand Traverse County Hospital Finance Authority ,
Munson Healthcare Obligated Group, Revenue, 2014 A, 5%, 7/01/44 ........... 2,000,000 2,046,429
Munson Healthcare Obligated Group, Revenue, 2014 A, 5%, 7/01/47 ........... 2,500,000 2,554,658
Munson Healthcare Obligated Group, Revenue, 2019 A, 5%, 7/01/44 ........... 1,110,000 1,180,008
Munson Healthcare Obligated Group, Revenue, 2019 B, 5%, 7/01/39 ........... 1,625,000 1,739,205
Munson Healthcare Obligated Group, Revenue, 2021, Refunding, 3%, 7/01/51 .... 10,000,000 8,152,924
Grand Valley State University ,
Revenue, 2016 A, Refunding, 5%, 12/01/32 .............................. 4,295,000 4,669,101
Revenue, 2018, 5%, 12/01/38 ........................................ 900,000 996,421
Revenue, 2018, 5%, 12/01/43 ........................................ 1,800,000 1,983,053
Grandville Public Schools ,
GO, II, AGMC Insured, 5%, 5/01/29 .................................... 750,000 808,694
GO, II, AGMC Insured, 5%, 5/01/30 .................................... 1,000,000 1,075,325
GO, II, AGMC Insured, 5%, 5/01/31 .................................... 1,150,000 1,236,623
GO, II, AGMC Insured, 5%, 5/01/32 .................................... 1,165,000 1,252,412
GO, II, AGMC Insured, 5%, 5/01/34 .................................... 1,315,000 1,412,512
GO, II, AGMC Insured, 5%, 5/01/35 .................................... 1,225,000 1,314,406
GO, II, AGMC Insured, 5%, 5/01/37 .................................... 2,915,000 3,125,196
GO, II, AGMC Insured, 5%, 5/01/40 .................................... 6,215,000 6,643,238

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Gull Lake Community School District , GO , 2018 I , 5% , 5/01/48 .................
$ 5,000,000 $ 5,573,713
Holly Area School District ,
GO, 2014, Refunding, 5%, 5/01/30 ..................................... 1,045,000 1,103,343
GO, 2014, Refunding, 5%, 5/01/32 ..................................... 1,040,000 1,097,863
Hudsonville Public Schools ,
GO, 2017, Refunding, 5%, 5/01/37 ..................................... 1,550,000 1,723,719
GO, 2017, Refunding, 5%, 5/01/39 ..................................... 2,500,000 2,771,615
GO, 2017, Refunding, 5%, 5/01/41 ..................................... 2,500,000 2,770,031
Kelloggsville Public Schools , GO , 2015 , Pre-Refunded , AGMC Insured , 5% , 5/01/35 .
1,150,000 1,245,759
Kent Hospital Finance Authority , Mary Free Bed Rehabilitation Hospital Obligated
Group , Revenue , 2021 A , 3% , 4/01/51 .................................. 6,010,000 4,651,625
Kentwood Economic Development Corp. ,
Holland Home Obligated Group, Revenue, 2021, 4%, 11/15/45 ................ 1,655,000 1,438,236
Holland Home Obligated Group, Revenue, 2022, Refunding, 4%, 11/15/31 ....... 2,000,000 1,938,638
Holland Home Obligated Group, Revenue, 2022, Refunding, 4%, 11/15/43 ....... 8,820,000 7,837,780
Kentwood Public Schools ,
GO, 2016, 5%, 5/01/35 ............................................. 1,205,000 1,319,343
GO, 2016, 5%, 5/01/36 ............................................. 1,205,000 1,319,815
GO, 2016, 5%, 5/01/38 ............................................. 1,210,000 1,321,033
GO, 2016, 5%, 5/01/41 ............................................. 1,120,000 1,216,239
GO, 2016, 5%, 5/01/44 ............................................. 1,800,000 1,945,620
Lansing Board of Water & Light , Revenue , 2019 A , 5% , 7/01/48 .................
10,000,000 11,161,792
Lansing Community College , GO , 2017 , Refunding , 5% , 5/01/32 ................
2,000,000 2,242,421
Lansing School District ,
GO, 2016 I, 5%, 5/01/37 ............................................. 1,490,000 1,629,638
GO, 2016 I, 5%, 5/01/39 ............................................. 2,125,000 2,315,854
GO, 2016 I, 5%, 5/01/40 ............................................. 2,200,000 2,393,311
Macomb Interceptor Drain Drainage District , Special Assessment , 2017 A , Refunding ,
5% , 5/01/42 ...................................................... 7,500,000 8,300,124
Madison District Public Schools , GO , 2022 , 4% , 5/01/46 ......................
1,080,000 1,104,785
Mason County Central School District , GO , 2014 , Refunding , 5% , 5/01/26 .........
1,100,000 1,192,571
Mattawan Consolidated School District ,
GO, 2015 I, Pre-Refunded, 5%, 5/01/30 ................................. 1,000,000 1,083,269
GO, 2015 I, Pre-Refunded, 5%, 5/01/32 ................................. 1,110,000 1,202,428
GO, 2015 I, Pre-Refunded, 5%, 5/01/34 ................................. 2,325,000 2,518,600
Meridian Public School District ,
GO, 2015, Refunding, 5%, 5/01/27 ..................................... 735,000 795,769
GO, 2015, Refunding, 5%, 5/01/29 ..................................... 775,000 836,334
GO, 2015, Refunding, 5%, 5/01/31 ..................................... 1,130,000 1,218,100
Michigan Finance Authority ,
Albion College, Revenue, 2022, Refunding, 5%, 12/01/36 .................... 3,270,000 3,553,715
Albion College, Revenue, 2022, Refunding, 4%, 12/01/46 .................... 5,365,000 5,090,917
Albion College, Revenue, 2022, Refunding, 4%, 12/01/51 .................... 3,415,000 3,183,133
BHSH System Obligated Group, Revenue, 2012, Refunding, AGMC Insured, 5%,
11/01/32 ....................................................... 10,005,000 10,154,469
BHSH System Obligated Group, Revenue, 2012, Refunding, AGMC Insured, 5%,
11/01/42 ....................................................... 12,000,000 12,179,273
BHSH System Obligated Group, Revenue, 2013, Pre-Refunded, 5%, 8/15/28 ..... 5,585,000 5,809,987
BHSH System Obligated Group, Revenue, 2013, Pre-Refunded, 5%, 8/15/29 ..... 5,865,000 6,101,266
Calvin University Obligated Group, Revenue, 2021, Refunding, 4%, 9/01/46 ...... 1,750,000 1,728,283
Calvin University Obligated Group, Revenue, 2021, Refunding, 3%, 9/01/50 ...... 895,000 699,400
Calvin University Obligated Group, Revenue, 2021, Refunding, 4%, 9/01/50 ...... 1,300,000 1,271,629
Clean Water Revolving Fund, Revenue, 2016 B, Refunding, 4%, 10/01/30 ....... 2,750,000 2,910,304
Clean Water Revolving Fund, Revenue, 2018 B, Refunding, 5%, 10/01/38 ....... 8,055,000 9,154,838

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan Finance Authority, (continued)
County of Wayne, Revenue, Second Lien, 2020, Refunding, BAM Insured, 4%,
11/01/55 ....................................................... $ 4,000,000 $ 4,015,008
Henry Ford Health System Obligated Group, Revenue, 2016, Refunding, 5%,
11/15/32 ....................................................... 2,725,000 2,898,668
Henry Ford Health System Obligated Group, Revenue, 2016, Refunding, 5%,
11/15/37 ....................................................... 4,235,000 4,468,320
Henry Ford Health System Obligated Group, Revenue, 2016, Refunding, 5%,
11/15/41 ....................................................... 22,015,000 23,141,578
Kalamazoo College, Revenue, 2018, Refunding, 4%, 12/01/47 ................ 2,610,000 2,610,859
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/35 ................. 400,000 407,574
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/36 ................. 565,000 575,032
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/37 ................. 640,000 648,584
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/38 ................. 675,000 682,920
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/39 ................. 645,000 651,476
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/45 ................. 3,780,000 3,777,100
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/50 ................. 3,000,000 2,959,167
Lawrence Technological University Obligated Group, Revenue, 2022, Refunding, 4%,
2/01/42 ........................................................ 745,000 711,828
Michigan Finance Authority Clean Water Revolving Fund, Revenue, 2018 B,
Refunding, 5%, 10/01/39 ........................................... 6,000,000 6,757,640
Sparrow Health Obligated Group, Revenue, 2012, AGMC Insured, 5%, 11/15/42 .. 8,000,000 8,100,652
Tobacco Settlement, Revenue, Senior Lien, 2020 A-2, Refunding, 5%, 6/01/40 .... 1,000,000 1,080,239
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/49 ... 17,170,000 16,672,608
Tobacco Settlement, Revenue, Senior Lien, 2020 B-1, 2, Refunding, 5%, 6/01/49 .. 2,750,000 2,879,827
Trinity Health Corp. Obligated Group, Revenue, 2016 MI, 5%, 12/01/45 ......... 19,710,000 20,702,729
Trinity Health Corp. Obligated Group, Revenue, 2016 MI, Pre-Refunded, 5%,
12/01/45 ....................................................... 290,000 321,411
Michigan State Building Authority ,
Revenue, 2013 A-1, Refunding, 5%, 10/15/33 ............................. 5,000,000 5,145,096
Revenue, 2013 A-1, Refunding, 5.25%, 10/15/47 .......................... 5,000,000 5,125,636
Revenue, 2016 I, Refunding, 5%, 4/15/41 ................................ 13,000,000 14,061,750
Revenue, 2016 I, Refunding, 5%, 10/15/46 ............................... 9,910,000 10,614,609
Revenue, 2016 I, Refunding, 5%, 10/15/51 ............................... 1,000,000 1,060,087
Revenue, 2019 I, Refunding, 4%, 4/15/54 ................................ 2,000,000 2,005,405
Revenue, 2021, 3%, 10/15/51 ........................................ 1,500,000 1,304,086
Michigan State Hospital Finance Authority ,
Ascension Health Credit Group, Revenue, 1999 B-3, 4%, 11/15/32 ............. 5,000,000 5,162,146
Ascension Health Credit Group, Revenue, 1999 B-3, 4%, 11/15/33 ............. 5,370,000 5,520,387
Ascension Health Credit Group, Revenue, 2010 F-7, Refunding, 5%, 11/15/47 .... 10,000,000 10,539,849
Ascension Health Credit Group, Revenue, 2010 F-8, Refunding, 5%, 11/15/46 .... 5,000,000 5,279,056
McLaren Health Care Corp. Obligated Group, Revenue, 2012 A, Refunding, 5%,
6/01/26 ........................................................ 2,065,000 2,074,043
McLaren Health Care Corp. Obligated Group, Revenue, 2012 A, Refunding, 5%,
6/01/27 ........................................................ 2,285,000 2,294,761
McLaren Health Care Corp. Obligated Group, Revenue, 2012 A, Refunding, 5%,
6/01/28 ........................................................ 2,615,000 2,625,890
McLaren Health Care Corp. Obligated Group, Revenue, 2012 A, Refunding, 5%,
6/01/35 ........................................................ 2,250,000 2,259,128
Michigan State Housing Development Authority ,
Revenue, 2019 B, 3.1%, 12/01/44 ..................................... 15,000,000 13,261,080
Revenue, 2020 A, 2.8%, 12/01/45 ..................................... 4,350,000 3,615,318
Revenue, 2020 A, 2.85%, 6/01/50 ..................................... 5,150,000 4,171,911
Revenue, 2021 A, 2.5%, 6/01/52 ...................................... 3,000,000 2,172,972
Revenue, 2021 A, 2.7%, 10/01/56 ..................................... 5,000,000 3,616,222
Revenue, 2021 A, 2.73%, 10/01/59 .................................... 5,000,000 3,593,404

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan State University , Revenue , 2015 A , 5% , 8/15/40 .....................
$ 8,500,000 $ 9,001,120
Michigan Strategic Fund ,
State of Michigan Department of Transportation, Revenue, 2018, 5%, 6/30/30 .... 2,000,000 2,106,975
State of Michigan Department of Transportation, Revenue, 2018, 5%, 12/31/43 ... 7,000,000 7,148,798
Michigan Technological University , Revenue , 2015 A , 5% , 10/01/45 ..............
2,400,000 2,576,238
Oakland School District ,
GO, 2016, Refunding, 5%, 5/01/35 ..................................... 1,500,000 1,644,099
GO, 2016, Refunding, 5%, 5/01/36 ..................................... 1,005,000 1,101,153
Oakland University ,
Revenue, 2014, Refunding, 5%, 3/01/31 ................................. 1,260,000 1,311,812
Revenue, 2014, Refunding, 5%, 3/01/32 ................................. 1,000,000 1,039,551
Revenue, 2014, Refunding, 5%, 3/01/33 ................................. 1,285,000 1,335,153
Revenue, 2014, Refunding, 5%, 3/01/34 ................................. 1,000,000 1,038,334
Revenue, 2014, Refunding, 5%, 3/01/39 ................................. 3,000,000 3,103,035
Revenue, 2016, 5%, 3/01/47 ......................................... 7,230,000 7,648,283
Rochester Community School District , GO , 2016 I , 5% , 5/01/36 .................
2,800,000 3,067,888
Roseville Community Schools ,
GO, 2014, Pre-Refunded, 5%, 5/01/28 .................................. 3,040,000 3,288,649
GO, 2014, Pre-Refunded, 5%, 5/01/29 .................................. 3,300,000 3,569,915
GO, 2014, Pre-Refunded, 5%, 5/01/30 .................................. 1,620,000 1,752,503
GO, 2014, Pre-Refunded, 5%, 5/01/31 .................................. 1,585,000 1,714,641
Royal Oak Hospital Finance Authority ,
BHSH System Obligated Group, Revenue, 2014 D, Pre-Refunded, 5%, 9/01/27 ... 3,350,000 3,533,738
BHSH System Obligated Group, Revenue, 2014 D, Pre-Refunded, 5%, 9/01/28 ... 2,500,000 2,637,118
BHSH System Obligated Group, Revenue, 2014 D, Pre-Refunded, 5%, 9/01/39 ... 17,500,000 18,459,826
Saginaw Valley State University ,
Revenue, 2016 A, Refunding, 5%, 7/01/30 ............................... 1,750,000 1,926,356
Revenue, 2016 A, Refunding, 5%, 7/01/31 ............................... 2,170,000 2,388,681
Revenue, 2016 A, Refunding, 5%, 7/01/33 ............................... 1,240,000 1,361,921
Saline Area Schools ,
GO, 2016, 5%, 5/01/34 ............................................. 2,750,000 3,018,499
GO, 2016, 5%, 5/01/36 ............................................. 2,950,000 3,232,239
South Haven Public Schools ,
GO, 2015 B, AGMC Insured, 5%, 5/01/33 ................................ 350,000 376,159
GO, 2015 B, AGMC Insured, 5%, 5/01/35 ................................ 1,575,000 1,689,950
Sparta Area Schools , GO , II , 5% , 5/01/48 .................................
5,750,000 6,360,339
Trenton Public Schools School District ,
GO, 2018, 5%, 5/01/42 ............................................. 4,920,000 5,427,447
GO, 2018, 5%, 5/01/45 ............................................. 11,480,000 12,607,894
Universal Academy ,
Revenue, 2021, Refunding, 2%, 12/01/26 ................................ 500,000 461,744
Revenue, 2021, Refunding, 4%, 12/01/31 ................................ 500,000 496,099
Revenue, 2021, Refunding, 4%, 12/01/40 ................................ 1,100,000 1,058,191
University of Michigan ,
Revenue, 2015, Pre-Refunded, 5%, 4/01/46 .............................. 2,000,000 2,216,411
Revenue, 2017 A, Pre-Refunded, 5%, 4/01/37 ............................ 2,700,000 3,056,348
Revenue, 2017 A, Pre-Refunded, 5%, 4/01/42 ............................ 26,635,000 30,150,306
Revenue, 2017 A, Pre-Refunded, 5%, 4/01/47 ............................ 5,000,000 5,659,904
Walled Lake Consolidated School District , GO , 2022 , 5% , 5/01/49 ...............
4,000,000 4,531,717
Wayne County Airport Authority ,
Revenue, 2021 A, 5%, 12/01/41 ....................................... 3,330,000 3,802,561
Revenue, 2021 A, 5%, 12/01/46 ....................................... 4,670,000 5,279,916
Detroit Metropolitan Wayne County Airport, Revenue, 2017 B, 5%, 12/01/42 ...... 1,045,000 1,116,918

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Wayne County Airport Authority, (continued)
Detroit Metropolitan Wayne County Airport, Revenue, 2018 A, 5%, 12/01/43 ...... $ 7,750,000 $ 8,523,851
Wayne State University ,
Revenue, 2015 A, Refunding, 5%, 11/15/33 .............................. 1,500,000 1,580,250
Revenue, 2018 A, 5%, 11/15/43 ....................................... 4,500,000 4,968,522
Revenue, 2018 A, 4%, 11/15/48 ....................................... 10,000,000 10,087,237
Wayne-Westland Community Schools ,
GO, 2022, 3%, 11/01/44 ............................................. 2,830,000 2,449,771
GO, 2022, 3%, 11/01/46 ............................................. 1,475,000 1,264,111
Western Michigan University ,
Revenue, 2015 A, Refunding, 5%, 11/15/28 .............................. 1,635,000 1,753,247
Revenue, 2015 A, Refunding, 5%, 11/15/29 .............................. 2,000,000 2,141,692
Revenue, 2015 A, Refunding, 5%, 11/15/30 .............................. 2,500,000 2,671,959
Revenue, 2015 A, Refunding, 5%, 11/15/40 .............................. 1,560,000 1,644,991
Revenue, 2015 A, Refunding, 5%, 11/15/45 .............................. 2,000,000 2,094,547
Revenue, 2019 A, Refunding, 5%, 11/15/49 .............................. 5,100,000 5,708,556
Zeeland Public Schools ,
GO, 2015 A, AGMC Insured, 5%, 5/01/31 ................................ 1,530,000 1,640,326
GO, 2015 A, AGMC Insured, 5%, 5/01/33 ................................ 2,000,000 2,140,718
GO, 2015 A, Pre-Refunded, AGMC Insured, 5%, 5/01/35 .................... 2,000,000 2,169,496
730,546,282
New Jersey 0.1%
New Jersey Transportation Trust Fund Authority ,
Revenue, 2019 BB, 4%, 6/15/50 ....................................... 500,000 490,780
Revenue, 2020 AA, 3%, 6/15/50 ....................................... 600,000 465,758
956,538
New York 1.1%
Metropolitan Transportation Authority ,
Revenue, 2020 D, 4%, 11/15/47 ....................................... 1,000,000 972,835
Revenue, 2020 E, Refunding, 4%, 11/15/45 .............................. 1,595,000 1,574,694
Revenue, 2021 A-1, 4%, 11/15/44 ..................................... 6,700,000 6,624,514
9,172,043
South Carolina 0.5%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 1,800,000 1,511,846
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 1,800,000 1,510,220
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 827,506
3,849,572
Texas 0.7%
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 2,400,000 2,035,107
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/39 325,000 274,492
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/40 300,000 251,841
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/47 550,000 430,846
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,500,000 2,974,088
5,966,374

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 203 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ $ 1,800,000 $ 1,510,681
Wisconsin 0.8%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 1,800,000 1,500,690
Affordable Housing Corp. Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 4,600,000 4,570,407
6,071,097
U.S. Territories 2.3%
Guam 0.2%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
1,750,000 1,922,813
Puerto Rico 2.1%
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/34 ................ 7,420,000 7,878,642
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 500,000 531,639
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/32 ................... 2,100,000 2,220,161
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/36 ................... 1,515,000 1,610,979
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 1,020,000 1,061,129
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 3,100,000 3,331,275
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 800,000 849,158
17,482,983
Total U.S. Territories .................................................................... 19,405,796
Total Municipal Bonds (Cost $816,117,442) .....................................
799,697,829
a a a a
Short Term Investments 0.4%
Municipal Bonds 0.4%
Michigan 0.4%
c
Michigan Strategic Fund , Edison Institute (The) , Revenue , 2002 , LOC Comerica Bank ,
Daily VRDN and Put , 0.67% , 12/01/33 .................................. 1,800,000 1,800,000
c
University of Michigan , Revenue , 2012 D-1 , Daily VRDN and Put , 0.55% , 12/01/24 ..
1,700,000 1,700,000
3,500,000
Total Municipal Bonds (Cost $3,500,000) .......................................
3,500,000
Total Short Term Investments (Cost $3,500,000 ) .................................
3,500,000
a
Total Investments (Cost $819,617,442) 97.7% ...................................
$803,197,829
Other Assets, less Liabilities 2.3% .............................................
18,783,692
Net Assets 100.0% ...........................................................
$821,981,521
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2022, the aggregate value of these securities was $25,858,221, representing 3.1% of net assets.
b
A portion or all of the security purchased on a delayed delivery basis.

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2022
Franklin Minnesota Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 96.8%
Florida 0.7%
Capital Trust Agency, Inc. ,
Kingdom Development Obligated Group, Revenue, 2021 A-1, 3.75%, 12/01/36 .... $ 6,192,000 $ 5,645,742
a
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 2,100,000 1,571,202
7,216,944
Minnesota 92.3%
Alexandria Independent School District No. 206 , GO , 2017 A , Refunding , 3% , 2/01/37
29,905,000 29,259,836
Anoka-Hennepin Independent School District No. 11 ,
GO, 2018 A, 3.25%, 2/01/37 .......................................... 5,355,000 5,424,891
GO, 2018 A, 3.375%, 2/01/43 ......................................... 6,020,000 6,026,005
Becker Independent School District No. 726 ,
GO, 2022 A, Zero Cpn., 2/01/41 ....................................... 1,000,000 514,628
GO, 2022 A, Zero Cpn., 2/01/42 ....................................... 1,000,000 491,162
GO, 2022 A, Zero Cpn., 2/01/43 ....................................... 1,700,000 800,040
Blooming Prairie Independent School District No. 756 , GO , 2022 A , Refunding , 2.25% ,
2/01/45 ......................................................... 1,500,000 1,108,097
Brainerd Independent School District No. 181 ,
GO, 2018 A, 4%, 2/01/32 ............................................ 3,065,000 3,242,936
GO, 2018 A, 4%, 2/01/39 ............................................ 10,600,000 10,918,784
GO, 2018 A, 4%, 2/01/42 ............................................ 1,900,000 1,931,590
GO, 2018 C, Refunding, 5%, 2/01/28 ................................... 3,735,000 4,126,308
Centennial Independent School District No. 12 ,
GO, 2015 A, Refunding, Zero Cpn., 2/01/32 .............................. 1,450,000 1,049,723
GO, 2015 A, Refunding, Zero Cpn., 2/01/34 .............................. 1,600,000 1,061,219
GO, 2015 A, Refunding, Zero Cpn., 2/01/35 .............................. 350,000 222,320
City of Center City , Hazelden Betty Ford Foundation , Revenue , 2019 , Refunding , 4% ,
11/01/41 ........................................................ 1,000,000 976,197
City of Elk River , Electric , Revenue , 2021 B , 2.25% , 8/01/47 ...................
1,475,000 1,052,571
City of Fridley , Fridley Leased Housing Associates I LLLP , Revenue , 2018 , FNMA
Insured , 3.75% , 11/01/34 ............................................ 9,590,615 9,646,723
City of Minneapolis ,
GO, 2018, 4%, 12/01/43 ............................................. 5,000,000 5,166,094
GO, 2018, 4%, 12/01/46 ............................................. 3,500,000 3,604,459
GO, 2019, 3%, 12/01/40 ............................................. 5,000,000 4,867,663
14th and Central LLLP, Revenue, 2020, FNMA Insured, 2.35%, 2/01/38 ......... 10,000,000 8,801,286
Allina Health Obligated Group, Revenue, 2021, 4%, 11/15/40 ................. 6,750,000 6,813,189
Fairview Health Services Obligated Group, Revenue, 2015 A, Refunding, AGMC
Insured, 5%, 11/15/44 ............................................. 10,000,000 10,408,691
Fairview Health Services Obligated Group, Revenue, 2018 A, Refunding, AGMC
Insured, 5%, 11/15/49 ............................................. 6,000,000 6,578,055
City of Minneapolis St. Paul Housing & Redevelopment Authority ,
Allina Health Obligated Group, Revenue, 2017 A, Refunding, 5%, 11/15/26 ....... 2,000,000 2,214,161
Allina Health Obligated Group, Revenue, 2017 A, Refunding, 5%, 11/15/27 ....... 2,000,000 2,222,276
City of Rochester ,
Electric Utility, Revenue, 2013 B, Pre-Refunded, 5%, 12/01/43 ................ 1,000,000 1,048,382
Electric Utility, Revenue, 2017 A, Refunding, 5%, 12/01/42 ................... 2,000,000 2,209,682
Electric Utility, Revenue, 2017 A, Refunding, 5%, 12/01/47 ................... 9,210,000 10,101,615
Mayo Clinic, Revenue, 2016 B, Refunding, 5%, 11/15/33 .................... 4,425,000 5,313,104
Mayo Clinic, Revenue, 2016 B, Refunding, 5%, 11/15/34 .................... 10,235,000 12,407,488
Mayo Clinic, Revenue, 2016 B, Refunding, 5%, 11/15/35 .................... 5,000,000 6,119,269
Mayo Clinic, Revenue, 2016 B, Refunding, 5%, 11/15/36 .................... 4,200,000 5,186,238
Mayo Clinic, Revenue, 2018, 4%, 11/15/48 ............................... 6,000,000 6,106,288
Mayo Clinic, Revenue, 2022, Refunding, 3.25%, 11/15/41 ................... 4,000,000 3,875,560
Mayo Clinic, Revenue, 2022, Refunding, 5%, 11/15/57 ...................... 2,000,000 2,261,305

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
City of St. Cloud ,
CentraCare Health System Obligated Group, Revenue, 2016 A, Refunding, 4%,
5/01/37 ........................................................ $ 12,310,000 $ 12,408,319
CentraCare Health System Obligated Group, Revenue, 2016 A, Refunding, 5%,
5/01/46 ........................................................ 4,650,000 4,837,145
City of St. Paul ,
Sales & Use Tax, Revenue, 2014 G, 5%, 11/01/31 ......................... 1,000,000 1,066,069
Sales & Use Tax, Revenue, 2014 G, 5%, 11/01/32 ......................... 1,000,000 1,065,826
City of Virginia ,
GO, 2020 A, AGMC Insured, 4%, 2/01/36 ................................ 1,000,000 1,052,618
GO, 2020 A, AGMC Insured, 4%, 2/01/40 ................................ 1,160,000 1,212,549
Cloquet Independent School District No. 94 , GO , 2015 B , 5% , 2/01/32 ............
3,615,000 3,881,901
County of Carlton , GO , 2022 A , 4% , 2/01/47 ...............................
2,000,000 2,054,166
County of Hennepin ,
GO, 2019 B, 5%, 12/15/34 ........................................... 1,055,000 1,207,492
GO, 2021 A, 5%, 12/01/32 ........................................... 4,640,000 5,518,141
County of Norman , GO , 2022 A , 3.25% , 2/01/52 ............................
3,115,000 2,800,972
Dakota County Community Development Agency , Revenue , 2011 A , GNMA Insured ,
4.875% , 12/01/33 .................................................. 440,000 440,328
Dawson-Boyd Independent School District No. 378 , GO , 2019 A , 3.125% , 2/01/40 ...
2,965,000 2,946,764
Dilworth Glyndon Felton Independent School District No. 2164 ,
GO, 2020 A, 3%, 2/01/37 ............................................ 1,000,000 1,001,775
GO, 2020 A, 3%, 2/01/39 ............................................ 1,000,000 987,271
GO, 2020 A, 3%, 2/01/41 ............................................ 1,225,000 1,200,682
Duluth Economic Development Authority ,
Essentia Health Obligated Group, Revenue, 2018 A, Refunding, 5.25%, 2/15/53 ... 15,900,000 16,939,610
Essentia Health Obligated Group, Revenue, 2018 A, Refunding, 5.25%, 2/15/58 ... 13,035,000 13,887,284
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2021 A, Refunding, 4%,
6/15/38 ........................................................ 150,000 150,192
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2021 A, Refunding, 4%,
6/15/39 ........................................................ 155,000 154,843
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2021 A, Refunding, 3%,
6/15/44 ........................................................ 850,000 683,333
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 5%,
6/15/29 ........................................................ 400,000 442,755
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 5%,
6/15/30 ........................................................ 425,000 473,010
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 5%,
6/15/31 ........................................................ 450,000 502,794
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 5%,
6/15/32 ........................................................ 500,000 561,202
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 5%,
6/15/33 ........................................................ 600,000 666,898
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 4%,
6/15/34 ........................................................ 520,000 525,477
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 4%,
6/15/35 ........................................................ 425,000 427,712
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 4%,
6/15/36 ........................................................ 400,000 401,995
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 4%,
6/15/37 ........................................................ 375,000 376,295
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 4%,
6/15/38 ........................................................ 400,000 400,557
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 4%,
6/15/39 ........................................................ 250,000 249,746

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Duluth Economic Development Authority, (continued)
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 B, 5.25%, 6/15/52 .. $ 5,000,000 $ 5,343,093
Duluth Independent School District No. 709 ,
COP, 2016 A, Refunding, 5%, 2/01/25 .................................. 1,015,000 1,088,028
COP, 2016 A, Refunding, 5%, 2/01/26 .................................. 2,740,000 3,000,632
COP, 2016 A, Refunding, 4%, 2/01/27 .................................. 3,750,000 3,972,639
COP, 2016 A, Refunding, 4%, 2/01/28 .................................. 1,500,000 1,585,408
GO, 2015 B, Refunding, 4%, 2/01/25 ................................... 3,450,000 3,609,459
GO, 2015 B, Refunding, 2.5%, 2/01/26 .................................. 2,840,000 2,842,987
GO, 2021 C, Zero Cpn., 2/01/29 ....................................... 1,870,000 1,472,305
GO, 2021 C, Zero Cpn., 2/01/30 ....................................... 1,275,000 960,664
GO, 2021 C, Zero Cpn., 2/01/31 ....................................... 1,325,000 953,307
GO, 2021 C, Zero Cpn., 2/01/32 ....................................... 1,080,000 740,940
GO, 2021 C, Zero Cpn., 2/01/33 ....................................... 1,075,000 703,919
Edina Independent School District No. 273 , GO , 2019 A , 3% , 2/01/36 ............
1,630,000 1,635,411
Elk River Independent School District No. 728 , GO , 2015 A , 4% , 2/01/32 ..........
6,130,000 6,312,486
Farmington Independent School District No. 192 , GO , 2016 A , 4% , 2/01/28 ........
3,830,000 4,077,206
Fridley Independent School District No. 14 , GO , 2016 A , 4% , 2/01/29 ............
2,220,000 2,357,415
Hastings Independent School District No. 200 ,
GO, 2018 A, Zero Cpn., 2/01/38 ....................................... 4,685,000 2,618,091
GO, 2018 A, Zero Cpn., 2/01/39 ....................................... 4,685,000 2,503,039
GO, 2018 A, Zero Cpn., 2/01/40 ....................................... 4,685,000 2,393,439
Hennepin County Regional Railroad Authority ,
GO, 2019 A, 5%, 12/01/35 ........................................... 4,480,000 5,150,724
GO, 2019 A, 5%, 12/01/36 ........................................... 5,220,000 5,985,282
Hermantown Independent School District No. 700 , GO , 2014 A , Pre-Refunded , 4% ,
2/01/29 ......................................................... 2,310,000 2,389,492
Hopkins Independent School District No. 270 ,
GO, 2019 A, 3%, 2/01/33 ............................................ 5,640,000 5,652,106
GO, 2019 A, 3%, 2/01/34 ............................................ 2,450,000 2,452,609
Jordan Independent School District No. 717 ,
GO, 2014 A, Refunding, 5%, 2/01/31 ................................... 1,460,000 1,491,829
GO, 2014 A, Refunding, 5%, 2/01/32 ................................... 2,000,000 2,043,601
GO, 2014 A, Refunding, 5%, 2/01/33 ................................... 1,700,000 1,737,061
GO, 2014 A, Refunding, 5%, 2/01/34 ................................... 1,805,000 1,844,350
GO, 2014 A, Refunding, 5%, 2/01/35 ................................... 1,000,000 1,021,800
Lakeview Independent School District No. 2167 , GO , 2021 A , 2% , 2/01/38 .........
1,055,000 824,636
Lakeville Independent School District No. 194 , GO , 2021 B , 2.125% , 2/01/42 .......
4,085,000 3,085,718
Mankato Independent School District No. 77 ,
COP, 2022 A, 3%, 2/01/42 ........................................... 2,730,000 2,459,124
GO, 2020 A, 4%, 2/01/41 ............................................ 1,385,000 1,455,969
Maple River Independent School District No. 2135 , GO , 2020 A , 4% , 2/01/50 .......
10,000,000 10,421,128
Metropolitan Council ,
GO, 2016 C, Refunding, 3%, 3/01/30 ................................... 3,305,000 3,326,682
GO, 2019 A, 3%, 3/01/29 ............................................ 6,400,000 6,459,590
GO, 2020 B, 2.125%, 3/01/36 ......................................... 4,500,000 3,685,431
GO, 2020 B, 2.125%, 3/01/37 ......................................... 4,000,000 3,227,125
GO, 2020 B, 2.125%, 3/01/38 ......................................... 4,000,000 3,176,707
Minneapolis Special School District No. 1 , GO , 2017 B , 5% , 2/01/30 .............
2,590,000 2,941,913
Minneapolis-St. Paul Metropolitan Airports Commission ,
Revenue, 2019 A, Refunding, 5%, 1/01/44 ............................... 4,750,000 5,169,378
Revenue, 2019 B, Refunding, 5%, 1/01/39 ............................... 1,235,000 1,329,532
Revenue, Senior Lien, 2016 C, 5%, 1/01/34 .............................. 2,870,000 3,097,465

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Minneapolis-St. Paul Metropolitan Airports Commission, (continued)
Revenue, Senior Lien, 2016 C, 5%, 1/01/35 .............................. $ 4,025,000 $ 4,339,642
Revenue, Senior Lien, 2016 C, 5%, 1/01/41 .............................. 19,655,000 21,071,778
Revenue, Senior Lien, 2016 C, 5%, 1/01/46 .............................. 15,500,000 16,522,482
Minnesota Higher Education Facilities Authority ,
Carleton College, Revenue, 2017, Refunding, 4%, 3/01/47 ................... 3,575,000 3,614,274
Macalester College, Revenue, 2017, Refunding, 3%, 3/01/33 ................. 3,010,000 3,009,125
Macalester College, Revenue, 2017, Refunding, 4%, 3/01/42 ................. 900,000 916,780
Macalester College, Revenue, 2021, Refunding, 4%, 3/01/36 ................. 125,000 132,826
Macalester College, Revenue, 2021, Refunding, 4%, 3/01/37 ................. 125,000 132,104
Macalester College, Revenue, 2021, Refunding, 3%, 3/01/40 ................. 365,000 337,065
Macalester College, Revenue, 2021, Refunding, 3%, 3/01/43 ................. 330,000 295,404
St. John's University, Revenue, 2021, Refunding, 4%, 10/01/30 ............... 320,000 339,581
St. John's University, Revenue, 2021, Refunding, 4%, 10/01/31 ............... 270,000 282,540
St. John's University, Revenue, 2021, Refunding, 4%, 10/01/32 ............... 255,000 264,331
St. John's University, Revenue, 2021, Refunding, 4%, 10/01/33 ............... 240,000 247,352
St. John's University, Revenue, 2021, Refunding, 4%, 10/01/34 ............... 355,000 363,377
St. John's University, Revenue, 2021, Refunding, 3%, 10/01/37 ............... 250,000 221,341
St. John's University, Revenue, 2021, Refunding, 3%, 10/01/38 ............... 250,000 219,406
St. Olaf College, Revenue, 2021, 3%, 10/01/41 ........................... 2,600,000 2,336,417
St. Olaf College, Revenue, Eight N, Refunding, 4%, 10/01/33 ................. 1,500,000 1,538,879
St. Olaf College, Revenue, Eight N, Refunding, 4%, 10/01/35 ................. 500,000 511,012
University of St. Thomas, Revenue, 2016 8-L, Refunding, 4%, 4/01/31 .......... 4,200,000 4,337,643
University of St. Thomas, Revenue, 2016 8-L, Refunding, 5%, 4/01/35 .......... 1,720,000 1,843,007
University of St. Thomas, Revenue, 2017 A, Refunding, 4%, 10/01/36 .......... 750,000 756,608
University of St. Thomas, Revenue, 2017 A, Refunding, 4%, 10/01/37 .......... 750,000 756,142
b
University of St. Thomas, Revenue, 2022 A, 5%, 10/01/52 ................... 10,000,000 10,719,030
Minnesota Housing Finance Agency ,
Revenue, 2009, 4%, 8/01/29 ......................................... 3,675,000 3,682,003
Revenue, 2011, 5%, 8/01/31 ......................................... 2,225,000 2,232,209
Revenue, 2019 C, 4%, 8/01/39 ........................................ 1,000,000 1,021,965
Revenue, 2020 B, 4%, 8/01/39 ........................................ 2,055,000 2,120,233
Revenue, 2020 B, GNMA Insured, 2.8%, 1/01/44 .......................... 3,015,000 2,958,330
Revenue, 2020 D, 4%, 8/01/41 ........................................ 1,000,000 1,019,433
Revenue, 2020 E, GNMA Insured, 2.5%, 7/01/40 .......................... 1,910,000 1,698,204
Revenue, 2020 E, GNMA Insured, 2.7%, 7/01/44 .......................... 2,680,000 2,312,117
Revenue, 2020 G, GNMA Insured, 2.45%, 7/01/45 ......................... 2,155,000 1,902,020
Revenue, 2021 B, GNMA Insured, 2.1%, 7/01/36 .......................... 950,000 822,425
Revenue, 2021 B, GNMA Insured, 2.3%, 7/01/41 .......................... 3,360,000 2,869,298
Revenue, 2021 B, GNMA Insured, 2.45%, 7/01/46 ......................... 3,335,000 2,777,577
Revenue, 2021 D, Refunding, GNMA Insured, 2.45%, 1/01/52 ................ 11,440,000 9,134,654
Revenue, 2021 H, 2.55%, 1/01/46 ..................................... 3,970,000 3,378,857
Revenue, 2022 A, GNMA Insured, 2.75%, 7/01/42 ......................... 2,680,000 2,363,837
Revenue, 2022 A, GNMA Insured, 2.9%, 1/01/45 .......................... 1,290,000 1,130,274
Revenue, 2022 C, GNMA Insured, 3%, 7/01/43 ........................... 1,750,000 1,543,264
c
Minnesota Municipal Gas Agency , Revenue , 2022 A , Mandatory Put , 4% , 12/01/27 .. 5,000,000 5,239,564
Minnesota Municipal Power Agency ,
Revenue, 2014 A, Refunding, 4%, 10/01/31 .............................. 1,265,000 1,303,724
Revenue, 2014 A, Refunding, 4%, 10/01/32 .............................. 1,200,000 1,234,438
Revenue, 2014 A, Refunding, 4%, 10/01/33 .............................. 1,000,000 1,027,977
Revenue, 2014 A, Refunding, 5%, 10/01/34 .............................. 1,000,000 1,067,118
Revenue, 2014 A, Refunding, 5%, 10/01/35 .............................. 1,005,000 1,071,979
Revenue, 2016, 4%, 10/01/41 ........................................ 4,680,000 4,841,389
Revenue, 2016, 5%, 10/01/47 ........................................ 4,650,000 5,082,425

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Minnesota Public Facilities Authority , Revenue , 2010 A , 5% , 3/01/24 .............
$ 17,010,000 $ 17,945,968
Minnesota State Colleges And Universities Foundation , Minnesota State Colleges And
Universities Revenue Fund , Revenue , 2012 A , Refunding , 5% , 10/01/22 ......... 1,410,000 1,427,290
Minnetonka Independent School District No. 276 , COP , 2022 A , 4% , 2/01/52 .......
1,850,000 1,881,698
Moorhead Independent School District No. 152 , GO , 2020 A , 2.5% , 2/01/37 .......
9,295,000 8,163,717
Nashwauk Keewatin Independent School District No. 319 , GO , 2022 A , Refunding , 4% ,
2/01/48 ......................................................... 5,020,000 5,253,520
North St. Paul-Maplewood-Oakdale Independent School District No. 622 ,
GO, 2019 A, 3%, 2/01/42 ............................................ 5,975,000 5,428,833
GO, 2019 A, 3%, 2/01/46 ............................................ 23,965,000 21,082,650
Northern Municipal Power Agency ,
Revenue, 2013 A, 5%, 1/01/30 ........................................ 1,190,000 1,212,435
Revenue, 2017, Refunding, 5%, 1/01/41 ................................. 800,000 872,591
Norwood Young America Independent School District No. 108 , GO , 2022 A , 2.25% ,
2/01/45 ......................................................... 1,700,000 1,250,975
Prior Lake-Savage Independent School District No. 719 ,
GO, 2018 B, Zero Cpn., 2/01/27 ....................................... 10,545,000 9,395,431
GO, 2018 B, Zero Cpn., 2/01/28 ....................................... 13,055,000 11,254,343
GO, 2018 B, Zero Cpn., 2/01/30 ....................................... 9,010,000 7,216,151
GO, 2018 B, Zero Cpn., 2/01/31 ....................................... 5,310,000 4,093,312
Red Rock Central Independent School District No. 2884 , GO , 2022 A , 2.375% , 2/01/47
3,000,000 2,245,365
Robbinsdale Independent School District No. 281 , GO , 2021 A , 5% , 2/01/31 .......
1,910,000 2,222,798
Roseville Independent School District No. 623 ,
GO, 2018 A, 5%, 2/01/30 ............................................ 3,700,000 4,110,221
GO, 2018 A, 4%, 2/01/34 ............................................ 9,535,000 9,980,155
Sartell-St. Stephen Independent School District No. 748 ,
GO, 2016 B, Zero Cpn., 2/01/36 ....................................... 3,000,000 1,802,629
GO, 2016 B, Zero Cpn., 2/01/37 ....................................... 2,820,000 1,614,935
GO, 2016 B, Zero Cpn., 2/01/38 ....................................... 5,220,000 2,844,847
GO, 2016 B, Zero Cpn., 2/01/39 ....................................... 3,020,000 1,563,945
Southern Minnesota Municipal Power Agency ,
Revenue, 1994 A, NATL Insured, Zero Cpn., 1/01/23 ....................... 4,000,000 3,961,113
Revenue, 1994 A, NATL Insured, Zero Cpn., 1/01/26 ....................... 5,395,000 4,924,707
Revenue, 1994 A, NATL Insured, Zero Cpn., 1/01/27 ....................... 6,600,000 5,843,649
Revenue, 2015 A, Refunding, 5%, 1/01/46 ............................... 9,345,000 10,102,356
Revenue, 2017 A, 5%, 1/01/42 ........................................ 1,315,000 1,460,708
Revenue, 2019 A, 5%, 1/01/32 ........................................ 700,000 803,770
Revenue, 2019 A, 5%, 1/01/33 ........................................ 560,000 641,653
Revenue, 2019 A, 5%, 1/01/34 ........................................ 610,000 697,550
St. Cloud Independent School District No. 742 ,
COP, 2017 A, 4%, 2/01/38 ........................................... 1,000,000 1,009,962
GO, 2015 A, 4%, 2/01/28 ............................................ 2,080,000 2,172,586
GO, 2017 B, 4%, 2/01/30 ............................................ 4,060,000 4,332,304
GO, 2017 B, 4%, 2/01/36 ............................................ 2,500,000 2,667,675
GO, 2017 B, 4%, 2/01/37 ............................................ 2,250,000 2,400,907
St. Francis Independent School District No. 15 ,
GO, 2018 A, 4%, 2/01/37 ............................................ 1,025,000 1,032,006
GO, 2018 A, 3.5%, 2/01/41 ........................................... 6,350,000 6,364,405
St. Paul Independent School District No. 625 , GO , 2013 B , Refunding , 5% , 2/01/24 ..
2,925,000 2,991,370
St. Paul Port Authority ,
Revenue, 2021-2, 4%, 10/01/40 ....................................... 1,100,000 1,123,239
District Energy St. Paul Obligated Group, Revenue, 2021-1, Refunding, 3%, 10/01/34 300,000 288,000
District Energy St. Paul Obligated Group, Revenue, 2021-1, Refunding, 4%, 10/01/41 675,000 692,871

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
State of Minnesota ,
COP, 2014, 5%, 6/01/36 ............................................. $ 3,615,000 $ 3,821,353
GO, 2013 F, Refunding, 4%, 10/01/25 .................................. 15,000,000 15,467,893
GO, 2016 A, 5%, 8/01/28 ............................................ 4,215,000 4,698,379
GO, 2018 A, 5%, 8/01/31 ............................................ 5,000,000 5,718,986
Revenue, 2012 B, Refunding, 4%, 3/01/26 ............................... 3,000,000 3,007,270
Revenue, 2012 B, Refunding, 3%, 3/01/30 ............................... 5,000,000 5,002,642
Revenue, 2014 A, 5%, 6/01/38 ........................................ 8,500,000 8,759,257
Stearns County Housing & Redevelopment Authority , Revenue , 2021 A , Refunding ,
3% , 2/01/61 ...................................................... 1,105,000 841,314
University of Minnesota ,
Revenue, 2014 B, 5%, 1/01/38 ........................................ 4,500,000 4,652,582
Revenue, 2015 A, Refunding, 5%, 8/01/25 ............................... 5,000,000 5,446,282
Revenue, 2015 A, Refunding, 5%, 8/01/28 ............................... 7,225,000 7,793,811
Revenue, 2016 A, 5%, 4/01/41 ........................................ 5,000,000 5,383,955
Revenue, 2017 A, 5%, 9/01/42 ........................................ 4,410,000 4,855,653
Revenue, 2017 B, Refunding, 5%, 12/01/30 .............................. 5,575,000 6,266,184
Revenue, 2019 A, 5%, 4/01/39 ........................................ 3,055,000 3,438,111
Revenue, 2019 A, 5%, 4/01/44 ........................................ 8,505,000 9,499,766
Revenue, 2020 A, 5%, 11/01/42 ....................................... 5,230,000 6,011,579
Virginia Independent School District No. 706 , Rock Ridge Independent School District
No. 2909 , GO , 2019 A , 3% , 2/01/40 .................................... 3,295,000 3,167,440
Watertown-Mayer Independent School District No. 111 ,
GO, 2020 A, Zero Cpn., 2/01/33 ....................................... 2,470,000 1,756,908
GO, 2020 A, Zero Cpn., 2/01/34 ....................................... 2,470,000 1,685,919
GO, 2020 A, Zero Cpn., 2/01/36 ....................................... 1,470,000 920,815
GO, 2020 A, Zero Cpn., 2/01/37 ....................................... 2,470,000 1,481,200
Waterville-Elysian-Morristown Independent School District No. 2143 , GO , 2019 A , 3% ,
2/01/32 ......................................................... 1,995,000 2,002,101
West St. Paul-Mendota Heights-Eagan Independent School District No. 197 , GO , 2018
A , 4% , 2/01/34 .................................................... 2,655,000 2,795,544
Western Minnesota Municipal Power Agency ,
Revenue, 2012 A, Refunding, 5%, 1/01/24 ............................... 5,000,000 5,098,056
Revenue, 2012 A, Refunding, 5%, 1/01/25 ............................... 3,370,000 3,438,480
Revenue, 2012 A, Refunding, 5%, 1/01/29 ............................... 1,200,000 1,223,539
Revenue, 2014 A, Pre-Refunded, 5%, 1/01/40 ............................ 8,075,000 8,483,456
Revenue, 2014 A, Pre-Refunded, 5%, 1/01/46 ............................ 11,870,000 12,470,418
Revenue, 2015 A, Refunding, 5%, 1/01/35 ............................... 3,000,000 3,284,008
Revenue, 2015 A, Refunding, 5%, 1/01/36 ............................... 2,035,000 2,225,448
Revenue, 2018 A, 5%, 1/01/49 ........................................ 5,000,000 5,593,711
Zumbro Education District ,
COP, 2021 A, 4%, 2/01/32 ........................................... 200,000 207,452
COP, 2021 A, 4%, 2/01/33 ........................................... 150,000 155,329
COP, 2021 A, 4%, 2/01/34 ........................................... 125,000 129,147
COP, 2021 A, 2.125%, 2/01/35 ........................................ 325,000 265,338
COP, 2021 A, 4%, 2/01/38 ........................................... 390,000 398,216
COP, 2021 A, 4%, 2/01/41 ........................................... 635,000 643,749
865,692,667
South Carolina 0.7%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 2,100,000 1,763,820
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 2,100,000 1,761,923

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina (continued)
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ $ 3,500,000 $ 2,896,272
6,422,015
Texas 0.7%
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 2,800,000 2,374,291
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/34 200,000 179,198
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 4%, 9/01/35 225,000 227,493
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 4%, 9/01/36 250,000 252,431
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 4,000,000 3,398,958
6,432,371
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 2,100,000 1,762,461
Wisconsin 0.8%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 2,100,000 1,750,805
Affordable Housing Corp. Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 5,600,000 5,563,974
7,314,779
U.S. Territories 1.4%
Puerto Rico 1.4%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 1,800,000 1,877,514
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 775,000 824,041
Revenue, CC, Refunding, AGMC Insured, 5.5%, 7/01/31 .................... 1,500,000 1,611,297
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/32 ................... 2,890,000 3,055,364
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 1,675,000 1,742,540
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 1,575,000 1,692,503
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 2,000,000 2,122,894
12,926,153
Total U.S. Territories .................................................................... 12,926,153
Total Municipal Bonds (Cost $931,667,571) .....................................
907,767,390
a a a a
Short Term Investments 1.2%
Municipal Bonds 1.2%
Minnesota 1.2%
d
City of Minneapolis St. Paul Housing & Redevelopment Authority ,
Allina Health Obligated Group, Revenue, 2009 B-1, LOC JPMorgan Chase Bank NA,
Daily VRDN and Put, 0.6%, 11/15/35 .................................. 3,300,000 3,300,000

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 203 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
Minnesota (continued)
d
City of Minneapolis St. Paul Housing & Redevelopment Authority, (continued)
Allina Health Obligated Group, Revenue, B-2, LOC JPMorgan Chase Bank NA, Daily
VRDN and Put, 0.62%, 11/15/35 ..................................... $ 8,000,000 $ 8,000,000
11,300,000
Total Municipal Bonds (Cost $11,300,000) ......................................
11,300,000
Total Short Term Investments (Cost $11,300,000 ) ................................
11,300,000
a
Total Investments (Cost $942,967,571) 98.0% ...................................
$919,067,390
Other Assets, less Liabilities 2.0% .............................................
18,928,577
Net Assets 100.0% ...........................................................
$937,995,967
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2022, the aggregate value of these securities was $21,081,783, representing 2.2% of net assets.
b
A portion or all of the security purchased on a delayed delivery basis.
c
The maturity date shown represents the mandatory put date.
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2022
Franklin Missouri Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.2%
California 0.1%
Santa Barbara Secondary High School District , GO , 2011 A , Zero Cpn., 8/01/40 ....
$ 1,790,000 $ 877,444
Florida 0.7%
Capital Trust Agency, Inc. ,
Kingdom Development Obligated Group, Revenue, 2021 A-1, 3.75%, 12/01/36 .... 5,544,000 5,054,908
a
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 850,000 635,963
5,690,871
Georgia 0.3%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 3,250,000 2,721,703
Missouri 90.8%
Affton School District No. 101 ,
GO, 2017 A, Refunding, 5%, 3/01/32 ................................... 1,500,000 1,671,795
GO, 2017 A, Refunding, 5%, 3/01/33 ................................... 1,595,000 1,775,196
GO, 2017 A, Refunding, 5%, 3/01/34 ................................... 1,700,000 1,889,570
GO, 2017 A, Refunding, 5%, 3/01/35 ................................... 1,810,000 2,009,884
GO, 2017 A, Refunding, 5%, 3/01/36 ................................... 1,920,000 2,135,884
Bi-State Development Agency of the Missouri-Illinois Metropolitan District ,
Revenue, 2013 A, Pre-Refunded, 5%, 10/01/44 ........................... 10,000,000 10,124,307
Revenue, 2019, Refunding, 4%, 10/01/48 ................................ 4,000,000 4,061,931
Revenue, 2020 A, Refunding, 4%, 10/01/44 .............................. 6,000,000 6,137,756
Cape Girardeau County Industrial Development Authority ,
Procter & Gamble Co. (The), Revenue, 1998, 5.3%, 5/15/28 .................. 6,875,000 7,227,946
SoutheastHEALTH Obligated Group, Revenue, 2021, 4%, 3/01/41 ............. 6,510,000 6,424,075
SoutheastHEALTH Obligated Group, Revenue, 2021, 3%, 3/01/46 ............. 3,000,000 2,347,000
SoutheastHEALTH Obligated Group, Revenue, 2021, 4%, 3/01/46 ............. 5,230,000 4,937,579
St. Francis Obligated Group, Revenue, 2013 A, Refunding, 5%, 6/01/33 ......... 5,000,000 5,000,000
St. Francis Obligated Group, Revenue, 2013 A, Refunding, 5%, 6/01/37 ......... 11,000,000 11,000,000
St. Francis Obligated Group, Revenue, 2016, Refunding, 5%, 6/01/39 .......... 5,110,000 5,355,086
Cape Girardeau County School District No. R-2 ,
GO, 2018, 4%, 3/01/32 ............................................. 1,000,000 1,067,637
GO, 2018, 4%, 3/01/33 ............................................. 1,000,000 1,065,841
GO, 2018, 5%, 3/01/38 ............................................. 2,195,000 2,465,375
Cape Girardeau School District No. 63 ,
GO, 2019, Refunding, 4%, 3/01/38 ..................................... 650,000 672,045
GO, 2019, Refunding, 4%, 3/01/39 ..................................... 500,000 514,175
City of Bridgeton ,
Sales Tax, Revenue, 2021 A, Refunding, 2%, 12/01/32 ...................... 500,000 414,588
Sales Tax, Revenue, 2021 A, Refunding, 2.125%, 12/01/33 .................. 1,170,000 970,762
City of Kansas City ,
Sanitary Sewer System, Revenue, 2018 A, 4%, 1/01/35 ..................... 1,500,000 1,584,171
Sanitary Sewer System, Revenue, 2018 A, 4%, 1/01/42 ..................... 5,000,000 5,115,799
Water, Revenue, 2017 A, 4%, 12/01/41 ................................. 4,970,000 5,059,886
City of Marshfield ,
Waterworks & Sewer System, Revenue, 2020 B, AGMC Insured, 5%, 2/01/43 .... 1,305,000 1,441,330
Waterworks & Sewer System, Revenue, 2020 B, AGMC Insured, 5%, 2/01/50 .... 1,585,000 1,713,622
City of Peculiar ,
Water & Sewer, Revenue, 2017, AGMC Insured, 4%, 6/01/39 ................. 1,000,000 1,060,479
Water & Sewer, Revenue, 2017, AGMC Insured, 4%, 6/01/42 ................. 2,405,000 2,555,038
City of Republic , Revenue , 2022 , 3% , 5/01/47 ..............................
5,000,000 4,229,718
City of Sikeston , Electric System , Revenue , 2012 , Refunding , 5% , 6/01/22 ........
12,570,000 12,570,000
City of St. Charles ,
COP, 2020 B, Refunding, 3%, 2/01/38 .................................. 1,200,000 1,129,961

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
City of St. Charles, (continued)
COP, 2020 B, Refunding, 3%, 2/01/39 .................................. $ 1,500,000 $ 1,403,331
City of St. Louis ,
Airport, Revenue, 2005, Refunding, NATL Insured, 5.5%, 7/01/29 .............. 13,070,000 15,177,451
Airport, Revenue, 2017 A, Refunding, AGMC Insured, 5%, 7/01/25 ............. 5,000,000 5,392,164
Airport, Revenue, 2017 C, Refunding, AGMC Insured, 5%, 7/01/42 ............. 3,930,000 4,230,801
Airport, Revenue, 2017 C, Refunding, AGMC Insured, 5%, 7/01/47 ............. 10,670,000 11,421,985
Airport, Revenue, 2017 D, Refunding, AGMC Insured, 5%, 7/01/33 ............. 1,000,000 1,070,993
Airport, Revenue, 2017 D, Refunding, AGMC Insured, 5%, 7/01/34 ............. 1,415,000 1,513,442
Airport, Revenue, 2017 D, Refunding, AGMC Insured, 5%, 7/01/36 ............. 1,125,000 1,201,270
Airport, Revenue, 2017 D, Refunding, AGMC Insured, 5%, 7/01/37 ............. 1,000,000 1,066,942
Airport, Revenue, 2019 A, 5%, 7/01/49 .................................. 2,500,000 2,733,596
Airport, Revenue, 2019 C, Refunding, 5%, 7/01/27 ......................... 1,705,000 1,894,981
Clay County Reorganized School District No. R-1 ,
GO, 2017, 3%, 3/01/36 ............................................. 1,540,000 1,470,433
GO, 2017, 3.125%, 3/01/37 .......................................... 1,855,000 1,788,250
Community College District of Central Southwest Missouri ,
COP, 2021, 3%, 3/01/40 ............................................. 575,000 530,992
COP, 2021, 3%, 3/01/41 ............................................. 400,000 367,106
Ferguson Reorganized School District No. R-2 ,
GO, 2018, 4%, 5/01/32 ............................................. 1,000,000 1,066,749
GO, 2018, 5%, 5/01/38 ............................................. 2,250,000 2,509,324
Fort Osage School District No. R-1 , GO , 2018 , Refunding , 5.5% , 3/01/38 .........
3,010,000 3,502,255
Greene County Reorganized School District No. R-2 Willard , GO , 2018 , 4% , 3/01/30 .
1,000,000 1,061,029
Hanley Road Corridor Transportation Development District ,
Revenue, 2020, Refunding, 1.625%, 10/01/33 ............................ 775,000 765,063
Revenue, 2020, Refunding, 2%, 10/01/39 ................................ 900,000 869,307
Hannibal Board of Public Works ,
COP, 2022, 3.625%, 4/01/44 ......................................... 1,000,000 951,732
COP, 2022, 3.75%, 4/01/47 .......................................... 1,000,000 961,723
Health & Educational Facilities Authority of the State of Missouri ,
AT Still University of Health Sciences, Revenue, 2014, Pre-Refunded, 5%, 10/01/39 1,250,000 1,304,722
Bethesda Health Group, Inc. Obligated Group, Revenue, 2015, 5%, 8/01/40 ...... 1,650,000 1,701,766
Bethesda Health Group, Inc. Obligated Group, Revenue, 2015, 5%, 8/01/45 ...... 1,300,000 1,330,688
Bethesda Health Group, Inc. Obligated Group, Revenue, 2021, Refunding, 4%,
8/01/36 ........................................................ 2,075,000 2,100,357
Bethesda Health Group, Inc. Obligated Group, Revenue, 2021, Refunding, 4%,
8/01/41 ........................................................ 2,240,000 2,236,926
BJC Healthcare Obligated Group, Revenue, 2014, 5%, 1/01/44 ............... 8,175,000 8,528,908
BJC Healthcare Obligated Group, Revenue, 2021 A, Refunding, 3%, 7/01/51 ..... 5,000,000 4,084,670
CoxHealth Obligated Group, Revenue, 2013 A, 5%, 11/15/38 ................. 11,680,000 12,146,780
CoxHealth Obligated Group, Revenue, 2013 A, 5%, 11/15/44 ................. 2,760,000 2,865,064
CoxHealth Obligated Group, Revenue, 2015 A, Refunding, 5%, 11/15/39 ........ 17,000,000 17,993,536
CoxHealth Obligated Group, Revenue, 2019 A, 4%, 11/15/44 ................. 5,000,000 5,021,951
Kansas City University, Revenue, 2017 A, 5%, 6/01/42 ...................... 2,800,000 3,099,371
Kansas City University, Revenue, 2017 A, 5%, 6/01/47 ...................... 4,875,000 5,347,070
Lake Regional Health System Obligated Group, Revenue, 2021, Refunding, 3%,
2/15/40 ........................................................ 2,060,000 1,740,151
Lake Regional Health System Obligated Group, Revenue, 2021, Refunding, 3%,
2/15/41 ........................................................ 2,120,000 1,775,039
Lake Regional Health System Obligated Group, Revenue, 2021, Refunding, 3%,
2/15/46 ........................................................ 5,590,000 4,374,238
Lake Regional Health System Obligated Group, Revenue, 2021, Refunding, 4%,
2/15/51 ........................................................ 2,125,000 2,015,702
Lutheran Senior Services Obligated Group, Revenue, 2016 A, 5%, 2/01/46 ....... 4,000,000 4,085,590

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Health & Educational Facilities Authority of the State of Missouri, (continued)
Lutheran Senior Services Obligated Group, Revenue, 2016 B, Refunding, 5%,
2/01/46 ........................................................ $ 11,575,000 $ 11,822,675
Lutheran Senior Services Obligated Group, Revenue, 2019 A, 5%, 2/01/34 ....... 2,000,000 2,105,540
Lutheran Senior Services Obligated Group, Revenue, 2019 A, 5%, 2/01/42 ....... 1,750,000 1,816,246
Lutheran Senior Services Obligated Group, Revenue, 2019 C, Refunding, 4%,
2/01/48 ........................................................ 485,000 445,516
Lutheran Senior Services Obligated Group, Revenue, 2021, 4%, 2/01/30 ........ 2,035,000 2,050,969
Lutheran Senior Services Obligated Group, Revenue, 2021, 4%, 2/01/42 ........ 9,900,000 9,394,472
Maryville University of St. Louis, Revenue, 2015, 5%, 6/15/44 ................. 5,000,000 5,163,644
Maryville University of St. Louis, Revenue, 2019 A, 5%, 6/15/45 ............... 4,000,000 4,233,955
Maryville University of St. Louis, Revenue, 2020 A, Refunding, 4%, 6/15/34 ...... 4,345,000 4,379,993
Maryville University of St. Louis, Revenue, 2020 A, Refunding, 4%, 6/15/38 ...... 4,885,000 4,887,312
Maryville University of St. Louis, Revenue, 2022 A, Refunding, 3.125%, 6/15/38 ... 2,300,000 2,035,115
Maryville University of St. Louis, Revenue, 2022 A, Refunding, 3.375%, 6/15/45 ... 1,000,000 866,294
Mercy Health, Revenue, 2012, 4%, 11/15/42 ............................. 8,000,000 8,006,918
Mercy Health, Revenue, 2014 F, 5%, 11/15/45 ............................ 25,000,000 25,888,678
Mercy Health, Revenue, 2015 B, Refunding, 5%, 2/01/45 .................... 6,870,000 7,081,222
Mercy Health, Revenue, 2017 C, Refunding, 5%, 11/15/47 ................... 12,500,000 13,267,535
Mosaic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 2/15/54 4,000,000 4,005,231
SSM Health Care Obligated Group, Revenue, 2018 A, 5%, 6/01/48 ............ 5,000,000 5,290,011
St. Louis University, Revenue, 2015 A, 5%, 10/01/38 ....................... 10,000,000 10,803,988
St. Louis University, Revenue, 2017 A, 5%, 10/01/47 ....................... 15,000,000 16,202,988
St. Louis University, Revenue, 2019 A, 5%, 10/01/46 ....................... 5,775,000 6,396,526
St. Luke's Health System Obligated Group, Revenue, 2016, Refunding, 5%, 11/15/35 3,950,000 4,149,119
St. Luke's Health System Obligated Group, Revenue, 2018 A, Refunding, 5%,
11/15/43 ....................................................... 2,000,000 2,126,641
St. Luke's Health System Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/50 2,500,000 2,449,418
University of Central Missouri, Revenue, 2013 C-2, 5%, 10/01/34 .............. 5,000,000 5,145,278
Howard Bend Levee District ,
Special Tax, 2021, 2.75%, 3/01/31 ..................................... 400,000 355,721
Special Tax, 2021, 3%, 3/01/36 ....................................... 500,000 430,687
Special Tax, 2021, 3.125%, 3/01/41 .................................... 1,000,000 832,355
Special Tax, 2022, 3.375%, 3/01/32 .................................... 75,000 69,097
Special Tax, 2022, 3.5%, 3/01/37 ...................................... 175,000 156,277
Special Tax, 2022, 3.625%, 3/01/42 .................................... 200,000 174,277
Jackson County School District No. R-IV Blue Springs ,
GO, 2018 A, 5.5%, 3/01/36 ........................................... 3,000,000 3,530,183
GO, 2018 A, 5.5%, 3/01/37 ........................................... 2,000,000 2,350,260
Jefferson City School District , GO , 2018 , 5% , 3/01/38 ........................
6,070,000 6,701,315
Jefferson County School District No. R-VI ,
Festus, COP, 2021 B, 4%, 4/01/39 ..................................... 350,000 367,303
Festus, COP, 2021 B, 4%, 4/01/40 ..................................... 575,000 597,962
Festus, COP, 2021 B, 4%, 4/01/41 ..................................... 500,000 515,331
Festus, COP, 2021 B, 3%, 4/01/42 ..................................... 750,000 671,187
Festus, COP, 2021 B, 3%, 4/01/44 ..................................... 1,500,000 1,317,607
Festus, COP, 2021 B, 2.375%, 4/01/46 .................................. 2,000,000 1,497,901
Joplin Industrial Development Authority , Freeman Health System Obligated Group ,
Revenue , 2015 , Refunding , 5% , 2/15/35 ................................. 4,000,000 4,091,095
Kansas City Industrial Development Authority ,
Revenue, 2011 A, Refunding, 5.5%, 9/01/29 .............................. 5,000,000 5,017,627
Revenue, 2011 A, Refunding, 5.5%, 9/01/30 .............................. 12,000,000 12,042,899
Revenue, 2011 A, Refunding, 5%, 9/01/32 ............................... 3,000,000 3,009,795
City of Kansas City, Revenue, 2019 A, 5%, 3/01/44 ........................ 5,000,000 5,360,950
City of Kansas City Airport, Revenue, 2019 B, 5%, 3/01/46 ................... 4,000,000 4,275,536
City of Kansas City Airport, Revenue, 2019 B, AGMC Insured, 5%, 3/01/49 ....... 3,000,000 3,208,954

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Kansas City Industrial Development Authority, (continued)
City of Kansas City Airport, Revenue, 2019 B, 5%, 3/01/54 ................... $ 20,515,000 $ 21,708,005
City of Kansas City Airport, Revenue, 2020 A, AGMC Insured, 4%, 3/01/57 ....... 10,900,000 10,704,898
City of Kansas City Airport, Revenue, 2020 A, AGMC Insured, 5%, 3/01/57 ....... 100,000 106,897
Liberty Public School District No. 53 , GO , 2018 , 4% , 3/01/37 ...................
4,500,000 4,618,338
Metropolitan St. Louis Sewer District ,
Revenue, 2015 B, Pre-Refunded, 5%, 5/01/45 ............................ 1,610,000 1,741,685
Revenue, 2015 B, Refunding, 5%, 5/01/45 ............................... 3,390,000 3,603,934
Revenue, 2016 C, Refunding, 5%, 5/01/46 ............................... 24,700,000 26,841,572
Revenue, 2017 A, Refunding, 5%, 5/01/42 ............................... 5,000,000 5,466,146
Revenue, 2017 A, Refunding, 5%, 5/01/47 ............................... 10,000,000 10,909,984
Missouri Development Finance Board ,
City of Independence, Revenue, 2012 A, Refunding, 5%, 6/01/37 .............. 5,000,000 5,000,000
City of Independence, Revenue, 2021, Refunding, 4%, 3/01/36 ............... 1,140,000 1,131,108
City of Independence, Revenue, 2021, Refunding, 4%, 3/01/37 ............... 500,000 493,511
City of Independence, Revenue, 2021, Refunding, 4%, 3/01/41 ............... 515,000 500,318
City of Independence, Revenue, 2021, Refunding, 3%, 3/01/46 ............... 2,640,000 2,021,464
City of Independence, Revenue, 2021, Refunding, 4%, 3/01/51 ............... 9,445,000 8,796,786
Procter & Gamble Co. (The), Revenue, 1999, 5.2%, 3/15/29 .................. 3,000,000 3,430,312
Missouri Housing Development Commission ,
Revenue, 2018 B, GNMA Insured, 4%, 11/01/38 ........................... 860,000 888,846
Revenue, 2019 C, GNMA Insured, 3%, 11/01/44 ........................... 3,265,000 3,183,665
Revenue, 2020 C, GNMA Insured, 2.4%, 11/01/45 ......................... 2,075,000 1,681,910
Revenue, 2020 D, GNMA Insured, 2.55%, 11/01/50 ........................ 4,835,000 4,231,242
Revenue, 2021 A, GNMA Insured, 2.4%, 11/01/51 ......................... 2,625,000 2,247,744
Revenue, 2021 B, GNMA Insured, 2.2%, 11/01/46 ......................... 1,185,000 871,032
Revenue, 2021 B, GNMA Insured, 2.3%, 11/01/51 ......................... 7,400,000 5,283,041
Revenue, 2021 C, GNMA Insured, 2.625%, 11/01/51 ....................... 2,500,000 1,910,864
Revenue, 2022 A, GNMA Insured, 3%, 11/01/37 ........................... 1,325,000 1,239,362
Revenue, 2022 A, GNMA Insured, 3.125%, 11/01/42 ....................... 3,500,000 3,228,254
Missouri Joint Municipal Electric Utility Commission ,
Revenue, 2014 A, Refunding, 5%, 1/01/31 ............................... 2,000,000 2,081,703
Revenue, 2014 A, Refunding, 5%, 1/01/32 ............................... 1,500,000 1,560,564
Revenue, 2014 A, Refunding, 5%, 1/01/32 ............................... 10,000,000 10,591,556
Revenue, 2014 A, Refunding, 5%, 1/01/33 ............................... 7,500,000 7,937,887
Revenue, 2014 A, Refunding, 5%, 1/01/34 ............................... 2,000,000 2,078,852
Revenue, 2015 A, Refunding, 5%, 12/01/30 .............................. 4,000,000 4,283,382
Revenue, 2015 A, Refunding, 5%, 12/01/31 .............................. 6,000,000 6,416,110
Revenue, 2015 A, Refunding, 5%, 12/01/35 .............................. 7,335,000 7,819,654
Revenue, 2016 A, Refunding, 5%, 12/01/40 .............................. 27,950,000 30,241,137
Revenue, 2018, 5%, 12/01/43 ........................................ 2,000,000 2,187,164
Monarch-Chesterfield Levee District , Special Tax , 2015 , Refunding , 5% , 3/01/40 ....
4,395,000 4,599,578
Move Rolla Transportation Development District , Revenue , 2017 , 4.75% , 6/01/47 ...
5,000,000 5,044,498
Normandy Schools Collaborative ,
GO, 2021 B, 2%, 3/01/40 ............................................ 2,050,000 1,551,218
GO, 2021 B, 2%, 3/01/41 ............................................ 1,700,000 1,270,688
Pattonville R-3 School District ,
GO, 2018 A, 5%, 3/01/37 ............................................ 2,750,000 2,998,168
GO, 2018 A, 5%, 3/01/38 ............................................ 1,000,000 1,089,494
Riverside-Quindaro Bend Levee District of Platte County ,
Special Assessment, 2017, Refunding, 5%, 3/01/26 ........................ 1,000,000 1,060,025
Special Assessment, 2017, Refunding, 5%, 3/01/29 ........................ 2,585,000 2,738,112
Southeast Missouri State University ,
Revenue, 2020, Refunding, 4%, 4/01/40 ................................. 5,075,000 5,135,924

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Southeast Missouri State University, (continued)
Revenue, 2020, Refunding, 4%, 4/01/43 ................................. $ 2,580,000 $ 2,596,981
Springfield School District No. R-12 , GO , 2013 , Refunding , 5% , 3/01/33 ..........
1,000,000 1,025,721
St. Charles County School District No. R-IV Wentzville , GO , 2018 , Refunding , 4% ,
3/01/38 ......................................................... 15,400,000 15,922,311
St. Louis County Industrial Development Authority ,
Friendship Village of West County, Revenue, 2012, Pre-Refunded, 5%, 9/01/42 ... 3,165,000 3,194,428
Friendship Village St. Louis Obligated Group, Revenue, 2013 A, 5.875%, 9/01/43 .. 7,000,000 7,088,599
Friendship Village St. Louis Obligated Group, Revenue, 2017, Refunding, 5%,
9/01/48 ........................................................ 7,095,000 6,813,984
St. Louis Land Clearance for Redevelopment Authority ,
Revenue, 2021, 2.125%, 7/15/39 ...................................... 3,680,000 2,766,499
Revenue, 2021, 2.25%, 7/15/41 ....................................... 3,845,000 2,879,898
Revenue, 2021 A, Refunding, 2.125%, 4/01/39 ............................ 6,705,000 5,042,122
St. Louis Municipal Finance Corp. , City of St. Louis , Revenue , 2020 , AGMC Insured ,
5% , 10/01/45 ..................................................... 5,000,000 5,616,506
St. Louis Municipal Library District ,
COP, 2020, Refunding, BAM Insured, 4%, 3/15/44 ......................... 1,450,000 1,481,401
COP, 2020, Refunding, BAM Insured, 4%, 3/15/48 ......................... 4,800,000 4,907,606
Washington Industrial Development Authority , Revenue , 2021 , Refunding , 2.5% ,
11/01/29 ........................................................ 480,000 425,636
Washington School District , GO , 2019 , 4% , 3/01/39 ..........................
1,500,000 1,542,524
770,852,335
South Carolina 0.4%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 1,900,000 1,595,837
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 1,900,000 1,594,121
3,189,958
Texas 0.7%
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 2,500,000 2,119,903
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 2.5%,
9/01/41 ........................................................ 525,000 391,002
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/44 700,000 564,104
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,200,000 2,719,167
5,794,176
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,900,000 1,594,608
Wisconsin 1.1%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 1,900,000 1,584,062
Affordable Housing Corp. Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 4,900,000 4,868,477
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021 A, 3.4%, 12/01/36 ....... 3,250,000 2,715,297
9,167,836

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 203 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 3.9%
Guam 1.4%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
$ 5,790,000 $ 6,361,763
Guam Power Authority , Revenue , 2012 A , Refunding , AGMC Insured , 5% , 10/01/25 .
5,420,000 5,482,824
11,844,587
Puerto Rico 2.5%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,750,000 1,825,361
b
Revenue, WW-RSA-1, 5.5%, 7/01/38 ................................... 4,690,000 4,402,737
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 500,000 531,639
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/33 ................... 1,000,000 1,059,678
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/36 ................... 6,200,000 6,592,786
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 1,765,000 1,836,169
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 2,800,000 3,008,894
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 2,405,000 2,552,780
21,810,044
Total U.S. Territories .................................................................... 33,654,631
Total Municipal Bonds (Cost $856,659,039) .....................................
833,543,562
a a a a
a
Total Investments (Cost $856,659,039) 98.2% ...................................
$833,543,562
Other Assets, less Liabilities 1.8% .............................................
15,306,511
Net Assets 100.0% ...........................................................
$848,850,073
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2022, the aggregate value of these securities was $20,555,017, representing 2.4% of net assets.
b
Defaulted security or security for which income has been deemed uncollectible.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2022
Franklin New Jersey Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 95.7%
California 0.2%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
$ 1,300,000 $ 1,168,407
Delaware 1.9%
Delaware River & Bay Authority , Revenue , 2019 , Refunding , 4% , 1/01/44 .........
13,500,000 13,919,862
Florida 1.1%
Capital Trust Agency, Inc. ,
Kingdom Development Obligated Group, Revenue, 2021 A-1, 3.75%, 12/01/36 .... 4,536,000 4,135,834
a
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 850,000 635,963
a
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 3,650,000 3,100,675
7,872,472
Georgia 0.3%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 2,650,000 2,219,234
New Jersey 76.2%
Atlantic County Improvement Authority (The) , Stockton University , Revenue , 2021 A ,
AGMC Insured , 4% , 7/01/47 .......................................... 1,000,000 1,004,200
Bergen County Improvement Authority (The) ,
Borough of Ridgefield, Revenue, 2020, 4%, 10/15/42 ....................... 5,205,000 5,366,076
County of Bergen, Revenue, 2019, 4%, 10/15/37 .......................... 3,600,000 3,788,160
County of Bergen, Revenue, 2019, 4%, 10/15/38 .......................... 3,745,000 3,909,435
County of Bergen, Revenue, 2019, 4%, 10/15/39 .......................... 3,000,000 3,106,826
a
Camden County Improvement Authority (The) , Camden Prep, Inc. , Revenue , 144A,
2022 , 5% , 7/15/52 ................................................. 3,000,000 3,081,052
County of Middlesex , COP , 1998 , NATL Insured , Zero Cpn., 6/15/24 .............
1,000,000 956,381
Cumberland County Improvement Authority (The) ,
Revenue, 2014, Pre-Refunded, AGMC Insured, 5%, 9/01/39 ................. 2,000,000 2,135,434
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/36 ............ 955,000 1,059,736
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/37 ............ 1,000,000 1,105,529
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/38 ............ 1,020,000 1,123,473
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/39 ............ 1,070,000 1,174,177
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/44 ............ 5,725,000 6,212,030
Essex County Improvement Authority ,
Friends of TEAM Academy Charter School Obligated Group, Revenue, 2021, 4%,
6/15/38 ........................................................ 1,645,000 1,621,034
Friends of TEAM Academy Charter School Obligated Group, Revenue, 2021, 4%,
6/15/51 ........................................................ 2,700,000 2,528,642
Friends of TEAM Academy Charter School Obligated Group, Revenue, 2021, 4%,
6/15/56 ........................................................ 4,925,000 4,496,779
Gloucester County Improvement Authority (The) ,
Rowan University, Revenue, 2015 C, AGMC Insured, 4%, 7/01/42 ............. 2,500,000 2,531,144
Rowan University, Revenue, 2015 C, 5%, 7/01/44 ......................... 3,500,000 3,744,167
Rowan University, Revenue, 2019, 4%, 7/01/37 ........................... 750,000 785,412
Rowan University, Revenue, 2019, 4%, 7/01/38 ........................... 700,000 731,922
Rowan University, Revenue, 2019, 4%, 7/01/39 ........................... 600,000 624,459
Rowan University, Revenue, 2019, 5%, 7/01/44 ........................... 4,925,000 5,523,340
Rowan University, Revenue, 2019, 4%, 7/01/48 ........................... 5,250,000 5,384,805
Hudson County Improvement Authority ,
Revenue, 2019, Refunding, 4%, 1/01/40 ................................. 1,000,000 1,024,965
County of Hudson, Revenue, 2016, 5%, 5/01/46 ........................... 6,000,000 6,432,826
Mercer County Improvement Authority (The) ,
County of Mercer, Revenue, 2019, Refunding, 4%, 4/01/31 ................... 1,545,000 1,670,940
County of Mercer, Revenue, 2019, Refunding, 4%, 4/01/33 ................... 1,500,000 1,596,212

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
Monmouth County Improvement Authority (The) ,
Revenue, 2019 A, 4%, 8/01/32 ........................................ $ 300,000 $ 326,584
Revenue, 2019 A, 4%, 8/01/33 ........................................ 350,000 379,067
Revenue, 2019 A, 4%, 8/01/34 ........................................ 525,000 564,043
Revenue, 2019 A, 4%, 8/01/35 ........................................ 525,000 559,843
Revenue, 2019 A, 4%, 8/01/36 ........................................ 500,000 529,299
Revenue, 2019 A, 4%, 8/01/37 ........................................ 275,000 289,015
Revenue, 2019 A, 4%, 8/01/38 ........................................ 225,000 234,634
Revenue, 2019 A, 4%, 8/01/39 ........................................ 400,000 413,891
Revenue, 2019 B, 4%, 12/01/34 ....................................... 750,000 807,775
Revenue, 2019 B, 4%, 12/01/36 ....................................... 750,000 795,459
Revenue, 2019 B, 4%, 12/01/37 ....................................... 500,000 526,550
Revenue, 2019 B, 4%, 12/01/38 ....................................... 750,000 783,458
Revenue, 2019 B, 4%, 12/01/39 ....................................... 600,000 621,710
New Brunswick Parking Authority , Revenue , 2016 A , Refunding , BAM Insured , 5% ,
9/01/39 ......................................................... 5,000,000 5,396,145
New Jersey Economic Development Authority ,
Revenue, 2021 QQQ, 4%, 6/15/39 ..................................... 2,500,000 2,516,099
Revenue, 2021 QQQ, 4%, 6/15/46 ..................................... 1,250,000 1,238,396
Revenue, 2021 QQQ, 4%, 6/15/50 ..................................... 1,250,000 1,226,952
Lutheran Social Ministries at Crane's Mill, Inc., Revenue, 2018, Refunding, 5%,
1/01/34 ........................................................ 1,500,000 1,593,262
Lutheran Social Ministries at Crane's Mill, Inc., Revenue, 2018, Refunding, 5%,
1/01/39 ........................................................ 1,250,000 1,317,218
Lutheran Social Ministries at Crane's Mill, Inc., Revenue, 2018, Refunding, 5%,
1/01/49 ........................................................ 3,000,000 3,122,637
Middlesex Water Co., Revenue, 2019, 4%, 8/01/59 ........................ 6,200,000 6,254,865
Middlesex Water Co., Revenue, 2019, 5%, 8/01/59 ........................ 3,750,000 4,089,438
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/32 .......... 640,000 649,913
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/37 .......... 600,000 607,564
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/47 .......... 1,500,000 1,502,978
Provident Group-Montclair Properties LLC, Revenue, 2017, Refunding, AGMC
Insured, 5%, 6/01/42 .............................................. 6,000,000 6,533,117
Provident Group-Rowan Properties LLC, Revenue, A, 5%, 1/01/48 ............. 7,000,000 6,841,219
Rutgers State University of New Jersey (The), Revenue, 2013, Pre-Refunded, 5%,
6/15/38 ........................................................ 5,000,000 5,166,209
State of New Jersey Department of the Treasury, Revenue, 2005 N-1, Refunding,
NATL Insured, 5.5%, 9/01/27 ........................................ 8,660,000 9,807,266
State of New Jersey Department of the Treasury, Revenue, 2015 WW, 5%, 6/15/37 4,760,000 4,952,610
New Jersey Educational Facilities Authority ,
Kean University, Revenue, 2015 H, Refunding, AGMC Insured, 5%, 7/01/34 ...... 2,205,000 2,361,118
Kean University, Revenue, 2015 H, Refunding, AGMC Insured, 5%, 7/01/35 ...... 5,000,000 5,349,416
Kean University, Revenue, 2017 D, Refunding, BAM Insured, 4%, 9/01/38 ....... 1,150,000 1,181,583
Montclair State University, Inc., Revenue, 2014 A, 5%, 7/01/39 ................ 5,000,000 5,174,712
Montclair State University, Inc., Revenue, 2014 A, 5%, 7/01/44 ................ 16,380,000 16,852,840
Montclair State University, Inc., Revenue, 2015 D, Refunding, 5%, 7/01/35 ....... 2,245,000 2,373,207
Montclair State University, Inc., Revenue, 2015 D, Refunding, 5%, 7/01/36 ....... 1,210,000 1,278,114
Montclair State University, Inc., Revenue, 2016 B, Refunding, 5%, 7/01/34 ....... 1,325,000 1,423,238
Ramapo College of New Jersey, Revenue, 2012 B, Refunding, 5%, 7/01/37 ...... 1,000,000 1,003,117
Ramapo College of New Jersey, Revenue, 2012 B, Refunding, 5%, 7/01/42 ...... 1,000,000 1,003,117
Ramapo College of New Jersey, Revenue, 2017 A, Refunding, AGMC Insured, 5%,
7/01/35 ........................................................ 3,955,000 4,283,765
Seton Hall University, Revenue, 2015 C, Refunding, 5%, 7/01/34 .............. 400,000 415,315
Seton Hall University, Revenue, 2015 C, Refunding, 5%, 7/01/37 .............. 1,300,000 1,346,522
Seton Hall University, Revenue, 2017 D, Refunding, 5%, 7/01/42 .............. 3,945,000 4,143,401
Seton Hall University, Revenue, 2020 C, AGMC Insured, 3.25%, 7/01/49 ........ 1,150,000 1,054,866

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Educational Facilities Authority, (continued)
Seton Hall University, Revenue, 2020 C, AGMC Insured, 4%, 7/01/50 ........... $ 1,850,000 $ 1,876,608
Stevens Institute of Technology, Revenue, 1998-1, ETM, 5%, 7/01/28 ........... 540,000 585,143
Stevens Institute of Technology, Revenue, 2017 A, Refunding, 5%, 7/01/36 ...... 1,600,000 1,703,111
Stevens Institute of Technology, Revenue, 2017 A, Refunding, 5%, 7/01/42 ...... 9,310,000 9,800,140
Stevens Institute of Technology, Revenue, 2017 A, Refunding, 5%, 7/01/47 ...... 4,085,000 4,274,026
Stevens Institute of Technology, Revenue, 2020 A, 5%, 7/01/45 ............... 4,000,000 4,292,368
Stevens Institute of Technology, Revenue, 2020 A, 4%, 7/01/50 ............... 11,640,000 10,962,453
Trustees of Princeton University (The), Revenue, 2014 A, 5%, 7/01/44 .......... 15,000,000 15,672,304
New Jersey Health Care Facilities Financing Authority ,
AHS Hospital Corp., Revenue, 2008 A, 5%, 7/01/27 ........................ 220,000 220,727
AHS Hospital Corp., Revenue, 2016, Refunding, 4%, 7/01/41 ................. 10,000,000 10,070,044
AtlantiCare Health System Obligated Group, Revenue, 2021, 4%, 7/01/37 ....... 750,000 774,935
AtlantiCare Health System Obligated Group, Revenue, 2021, 3%, 7/01/46 ....... 1,000,000 853,706
Hackensack Meridian Health Obligated Group, Revenue, 2011, Refunding, 5%,
7/01/27 ........................................................ 2,500,000 2,507,194
Hackensack Meridian Health Obligated Group, Revenue, 2017 A, Refunding, 5%,
7/01/37 ........................................................ 3,000,000 3,215,236
Hackensack Meridian Health Obligated Group, Revenue, 2017 A, Refunding, 5%,
7/01/38 ........................................................ 3,000,000 3,211,620
Hackensack Meridian Health Obligated Group, Revenue, 2017 A, Refunding, 5%,
7/01/39 ........................................................ 5,000,000 5,346,616
Hunterdon Medical Center Obligated Group, Revenue, 2014 A, Pre-Refunded, 5%,
7/01/45 ........................................................ 2,650,000 2,811,896
Inspira Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/46 ...... 18,500,000 19,344,969
Inspira Health Obligated Group, Revenue, 2017 A, 5%, 7/01/42 ............... 7,000,000 7,428,228
Inspira Health Obligated Group, Revenue, 2017 A, 4%, 7/01/47 ............... 8,700,000 8,725,909
RWJ Barnabas Health Obligated Group, Revenue, 2013 A, 5.5%, 7/01/43 ....... 4,000,000 4,116,857
RWJ Barnabas Health Obligated Group, Revenue, 2014 A, 5%, 7/01/43 ......... 3,650,000 3,781,802
RWJ Barnabas Health Obligated Group, Revenue, 2014 A, Refunding, 5%, 7/01/44 15,530,000 16,085,727
RWJ Barnabas Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/43 10,000,000 10,580,711
St. Luke's Hospital Obligated Group, Revenue, 2013, Pre-Refunded, 5%, 8/15/31 .. 2,935,000 3,049,650
St. Luke's Hospital Obligated Group, Revenue, 2013, Pre-Refunded, 5%, 8/15/34 .. 1,500,000 1,558,595
St. Peter's University Hospital Obligated Group, Revenue, 2011, Refunding, 6%,
7/01/26 ........................................................ 1,000,000 1,002,059
St. Peter's University Hospital Obligated Group, Revenue, 2011, Refunding, 6.25%,
7/01/35 ........................................................ 3,400,000 3,407,729
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/35 ........... 1,000,000 1,017,077
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/36 ........... 1,750,000 1,778,031
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/38 ........... 2,000,000 2,026,704
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/39 ........... 2,200,000 2,225,921
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/44 ........... 11,000,000 10,972,566
New Jersey Higher Education Student Assistance Authority ,
Revenue, 2019 B, Refunding, 3.25%, 12/01/39 ............................ 10,000,000 9,930,098
Revenue, 2020 C, Refunding, 4.25%, 12/01/50 ........................... 1,750,000 1,715,593
Revenue, 2021 B, Refunding, 5%, 12/01/28 .............................. 1,450,000 1,609,268
Revenue, 2021 B, Refunding, 5%, 12/01/29 .............................. 1,415,000 1,578,915
Revenue, Senior Lien, 2020 A, Refunding, 3.5%, 12/01/39 ................... 7,000,000 6,927,755
New Jersey Housing & Mortgage Finance Agency ,
Revenue, 2018 A, Refunding, 3.95%, 11/01/43 ............................ 1,100,000 1,116,538
Revenue, 2019 A, Refunding, 3%, 11/01/44 .............................. 510,000 472,338
Revenue, 2019 C, Refunding, 3.95%, 10/01/44 ........................... 3,955,000 3,959,538
Revenue, 2020 E, Refunding, 2.05%, 10/01/35 ............................ 4,295,000 3,788,593
Revenue, 2020 E, Refunding, 2.25%, 10/01/40 ............................ 8,600,000 7,463,641
Revenue, 2020 E, Refunding, 2.4%, 10/01/45 ............................. 3,440,000 2,987,584
Revenue, 2020 E, Refunding, 2.45%, 10/01/50 ............................ 2,575,000 2,243,702

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Institute of Technology , Revenue , 2015 A , 5% , 7/01/45 ..............
$ 6,000,000 $ 6,295,338
New Jersey Transportation Trust Fund Authority ,
Revenue, 2006 C, AGMC Insured, Zero Cpn., 12/15/33 ..................... 10,000,000 6,749,138
Revenue, 2009 A, Zero Cpn., 12/15/32 .................................. 10,000,000 6,947,953
Revenue, 2010 A, Zero Cpn., 12/15/29 .................................. 5,000,000 3,945,032
Revenue, 2013 AA, 5.25%, 6/15/31 .................................... 10,000,000 10,260,697
Revenue, 2019 BB, 4%, 6/15/44 ....................................... 6,000,000 5,975,611
Revenue, 2020 AA, 4%, 6/15/45 ....................................... 9,700,000 9,649,580
Revenue, 2020 AA, 4%, 6/15/50 ....................................... 3,670,000 3,602,329
Revenue, 2021 A, Refunding, 4%, 6/15/36 ............................... 2,000,000 2,027,390
New Jersey Turnpike Authority ,
Revenue, 2017 A, 5%, 1/01/34 ........................................ 6,505,000 7,113,530
Revenue, 2017 A, 5%, 1/01/35 ........................................ 3,495,000 3,818,101
Revenue, 2017 B, Refunding, 5%, 1/01/40 ............................... 15,245,000 16,742,652
Revenue, 2017 G, Refunding, 4%, 1/01/43 ............................... 5,000,000 5,120,269
Revenue, 2019 A, 5%, 1/01/48 ........................................ 15,500,000 17,089,429
Revenue, 2021 A, 4%, 1/01/51 ........................................ 3,000,000 3,055,877
Newark Board of Education ,
GO, 2021, Refunding, BAM Insured, 3%, 7/15/39 .......................... 700,000 619,291
GO, 2021, Refunding, BAM Insured, 3%, 7/15/40 .......................... 750,000 658,296
GO, 2021, Refunding, BAM Insured, 3%, 7/15/41 .......................... 750,000 653,288
GO, 2021, Refunding, BAM Insured, 3%, 7/15/42 .......................... 700,000 604,401
Newark Housing Authority Scholarship Foundation A New Jersey Non Profit Corp.
(The) , Port Authority of New York & New Jersey , Revenue , 2017 , Refunding , 4% ,
1/01/37 ......................................................... 20,745,000 21,225,595
South Jersey Transportation Authority , Revenue , 2020 A , 5% , 11/01/45 ...........
5,750,000 6,167,897
State of New Jersey ,
GO, 2020 A, 4%, 6/01/31 ............................................ 4,500,000 4,858,312
GO, 2020 A, 3%, 6/01/32 ............................................ 3,400,000 3,362,670
557,227,604
New York 4.9%
Port Authority of New York & New Jersey ,
Revenue, 179, 5%, 12/01/38 ......................................... 15,000,000 15,603,277
Revenue, 2014, 4%, 9/01/43 ......................................... 3,000,000 3,009,040
Revenue, Two Hundred Sixteenth, 4%, 9/01/45 ........................... 5,000,000 5,157,050
Revenue, First Series, 171st, 5%, 7/15/30 ............................... 12,200,000 12,237,720
36,007,087
Pennsylvania 7.9%
Delaware River Joint Toll Bridge Commission ,
Revenue, 2017, 5%, 7/01/42 ......................................... 19,500,000 21,297,239
Revenue, 2019 A, 5%, 7/01/33 ........................................ 100,000 114,707
Revenue, 2019 A, 5%, 7/01/34 ........................................ 150,000 171,649
Revenue, 2019 A, 5%, 7/01/35 ........................................ 150,000 171,442
Revenue, 2019 A, 5%, 7/01/36 ........................................ 150,000 171,059
Revenue, 2019 A, 5%, 7/01/37 ........................................ 150,000 170,669
Revenue, 2019 A, 5%, 7/01/38 ........................................ 150,000 170,513
Revenue, 2019 A, 5%, 7/01/39 ........................................ 150,000 170,150
Revenue, 2019 A, 5%, 7/01/44 ........................................ 760,000 856,453
Revenue, 2019 B, Refunding, 5%, 7/01/31 ............................... 850,000 973,610
Revenue, 2019 B, Refunding, 5%, 7/01/32 ............................... 1,000,000 1,152,779
Delaware River Port Authority ,
Revenue, 2013, 5%, 1/01/37 ......................................... 10,000,000 10,255,124
Revenue, 2018 A, 5%, 1/01/37 ........................................ 3,285,000 3,603,083

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Delaware River Port Authority, (continued)
Revenue, 2018 A, 5%, 1/01/38 ........................................ $ 5,050,000 $ 5,531,165
Revenue, 2018 A, 5%, 1/01/39 ........................................ 2,300,000 2,502,820
Revenue, 2018 A, 5%, 1/01/40 ........................................ 9,565,000 10,336,986
57,649,448
South Carolina 0.4%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 1,500,000 1,259,871
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 1,500,000 1,258,517
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 827,506
3,345,894
Texas 0.5%
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 2,100,000 1,780,718
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,700,000 2,294,297
4,075,015
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,500,000 1,258,901
Wisconsin 0.7%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 1,500,000 1,250,575
Affordable Housing Corp. Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 4,100,000 4,073,624
5,324,199
U.S. Territories 1.4%
Puerto Rico 1.4%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,200,000 1,251,676
b
Revenue, WW-RSA-1, 5.5%, 7/01/38 ................................... 3,950,000 3,708,063
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 300,000 318,983
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 1,000,000 1,040,322
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 1,700,000 1,826,829
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 1,000,000 1,061,447
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
850,000 866,333
10,073,653
Total U.S. Territories .................................................................... 10,073,653
Total Municipal Bonds (Cost $714,121,000) .....................................
700,141,776
a a a a

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 203 .
Short Term Investments 1.6%
a a
Principal
Amount
a
Value
Municipal Bonds 1.6%
New Jersey 1.6%
c
New Jersey Health Care Facilities Financing Authority , Virtua Health Obligated Group ,
Revenue , 2009 C , LOC JPMorgan Chase Bank NA , Daily VRDN and Put , 0.55% ,
7/01/43 ......................................................... $ 11,650,000 $ 11,650,000
Total Municipal Bonds (Cost $11,650,000) ......................................
11,650,000
Total Short Term Investments (Cost $11,650,000 ) ................................
11,650,000
a
Total Investments (Cost $725,771,000) 97.3% ...................................
$711,791,776
Other Assets, less Liabilities 2.7% .............................................
19,464,966
Net Assets 100.0% ...........................................................
$731,256,742
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2022, the aggregate value of these securities was $21,782,416, representing 3.0% of net assets.
b
Defaulted security or security for which income has been deemed uncollectible.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2022
Franklin North Carolina Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 99.1%
California 0.3%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
$ 2,300,000 $ 2,067,181
Florida 1.2%
Capital Trust Agency, Inc. ,
Kingdom Development Obligated Group, Revenue, 2021 A-1, 3.75%, 12/01/36 .... 4,680,000 4,267,130
a
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 1,500,000 1,122,288
a
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 3,750,000 3,185,625
8,575,043
Illinois 0.5%
Metropolitan Pier & Exposition Authority , Revenue , 2020 A , Refunding , 5% , 6/15/50 ..
500,000 524,725
State of Illinois ,
GO, 2020 B, 5%, 10/01/29 ........................................... 1,000,000 1,098,906
GO, 2021 A, 5%, 3/01/34 ............................................ 2,000,000 2,128,043
3,751,674
Kentucky 0.6%
a,b
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, Zero Cpn., 5/01/52 .................................... 5,600,000 4,396,616
New Jersey 1.0%
New Jersey Economic Development Authority , Revenue , 2021 QQQ , 4% , 6/15/41 ...
1,000,000 1,003,389
New Jersey Transportation Trust Fund Authority ,
Revenue, 2019 BB, 4%, 6/15/50 ....................................... 500,000 490,781
Revenue, 2020 AA, 5%, 6/15/35 ....................................... 2,000,000 2,212,385
Revenue, 2020 AA, 5%, 6/15/39 ....................................... 2,000,000 2,199,497
Revenue, 2020 AA, 4%, 6/15/45 ....................................... 1,000,000 994,802
Revenue, 2020 AA, 3%, 6/15/50 ....................................... 500,000 388,131
7,288,985
New York 1.3%
Metropolitan Transportation Authority ,
Revenue, 2021 A-1, 4%, 11/15/46 ..................................... 7,675,000 7,486,657
Revenue, 2021 A-2, 4%, 11/15/42 ..................................... 2,200,000 2,182,181
9,668,838
North Carolina 89.8%
Cape Fear Public Utility Authority ,
Revenue, 2014 A, Pre-Refunded, 5%, 6/01/40 ............................ 2,250,000 2,387,078
Revenue, 2019 A, Refunding, 4%, 8/01/44 ............................... 8,000,000 8,237,422
Charlotte-Mecklenburg Hospital Authority (The) ,
Atrium Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 1/15/40 ....... 20,000,000 21,066,092
Atrium Health Obligated Group, Revenue, 2018 A, Refunding, 5%, 1/15/36 ....... 5,000,000 5,432,746
Atrium Health Obligated Group, Revenue, 2022 A, Refunding, 4%, 1/15/43 ....... 2,000,000 2,015,685
City of Charlotte ,
COP, 2019 A, Refunding, 5%, 6/01/44 .................................. 8,250,000 9,352,938
COP, 2021 A, Refunding, 5%, 6/01/24 .................................. 1,025,000 1,086,824
Airport, Revenue, 2019 A, 4%, 7/01/44 .................................. 3,550,000 3,643,123
Airport, Revenue, 2019 A, 5%, 7/01/49 .................................. 4,460,000 4,914,944
Airport, Revenue, 2019 B, 4%, 7/01/44 .................................. 5,515,000 5,556,524
Airport, Revenue, 2021 A, Refunding, 4%, 7/01/36 ......................... 1,790,000 1,876,117
Airport, Revenue, 2021 A, Refunding, 4%, 7/01/38 ......................... 2,500,000 2,611,741
Airport, Revenue, 2021 A, Refunding, 4%, 7/01/39 ......................... 3,000,000 3,128,060
Airport, Revenue, 2021 A, Refunding, 4%, 7/01/40 ......................... 4,500,000 4,684,115
Airport, Revenue, 2021 A, Refunding, 4%, 7/01/41 ......................... 2,200,000 2,286,417

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
City of Charlotte, (continued)
Storm Water, Revenue, 2014, Refunding, 5%, 12/01/39 ..................... $ 7,970,000 $ 8,433,928
Water & Sewer System, Revenue, 2015, Refunding, 5%, 7/01/40 .............. 10,000,000 10,699,586
Water & Sewer System, Revenue, 2018, Refunding, 4%, 7/01/37 .............. 5,000,000 5,290,810
Water & Sewer System, Revenue, 2020, Refunding, 2%, 7/01/41 .............. 500,000 372,632
City of Fayetteville , Public Works Commission , Revenue , 2018 , Refunding , 4% , 3/01/41
4,015,000 4,130,921
City of Greensboro , GO , 2018 B , 5% , 10/01/29 .............................
5,000,000 5,789,179
City of Raleigh ,
GO, 2016 A, Refunding, 5%, 9/01/26 ................................... 5,000,000 5,598,318
Combined Enterprise System, Revenue, 2016 A, 4%, 3/01/46 ................. 5,000,000 5,101,505
Combined Enterprise System, Revenue, 2016 B, Refunding, 4%, 3/01/34 ........ 1,000,000 1,058,269
City of Salisbury , Combined Enterprise System , Revenue , 2020 , Refunding , 5% ,
2/01/45 ......................................................... 1,000,000 1,128,337
City of Winston-Salem ,
Water & Sewer System, Revenue, 2014 A, Pre-Refunded, 5%, 6/01/33 .......... 2,350,000 2,493,170
Water & Sewer System, Revenue, 2016 A, Refunding, 4%, 6/01/34 ............ 1,350,000 1,408,710
Water & Sewer System, Revenue, 2016 A, Refunding, 4%, 6/01/37 ............ 5,000,000 5,197,004
Water & Sewer System, Revenue, 2017, 4%, 6/01/47 ....................... 10,000,000 10,207,070
County of Buncombe , Revenue , 2015 , Refunding , 5% , 6/01/34 .................
3,000,000 3,216,058
County of Dare ,
Revenue, 2021 A, 3%, 6/01/38 ........................................ 375,000 364,617
Revenue, 2021 A, 3%, 6/01/39 ........................................ 585,000 566,151
Revenue, 2021 A, 3%, 6/01/40 ........................................ 250,000 239,209
Revenue, 2021 A, 3%, 6/01/41 ........................................ 450,000 419,933
County of Durham ,
GO, 2019, 4%, 6/01/36 ............................................. 500,000 533,678
GO, 2019, 4%, 6/01/37 ............................................. 450,000 479,740
GO, 2019, 4%, 6/01/39 ............................................. 700,000 737,185
GO, 2021, Refunding, 5%, 6/01/31 ..................................... 750,000 905,988
GO, 2021, Refunding, 5%, 6/01/32 ..................................... 625,000 753,060
County of Guilford , GO , 2017 B , 4% , 5/01/33 ...............................
5,000,000 5,330,799
County of Lincoln ,
Enterprise System, Revenue, 2020, Refunding, 3%, 8/01/38 .................. 400,000 374,418
Enterprise System, Revenue, 2020, Refunding, 3%, 8/01/41 .................. 480,000 440,039
County of Mecklenburg ,
GO, 2015 A, 5%, 4/01/28 ............................................ 5,000,000 5,386,782
GO, 2017 A, 4%, 4/01/30 ............................................ 5,000,000 5,355,816
GO, 2019, 5%, 3/01/30 ............................................. 5,745,000 6,696,000
County of New Hanover ,
GO, 2021 A, Refunding, 4%, 8/01/29 ................................... 760,000 840,406
GO, 2021 A, Refunding, 4%, 8/01/30 ................................... 605,000 674,020
Revenue, 2021, Refunding, 5%, 8/01/29 ................................. 3,620,000 4,237,463
Revenue, 2021, Refunding, 5%, 8/01/31 ................................. 1,145,000 1,372,910
New Hanover Regional Medical Center, Revenue, 2017, Pre-Refunded, 5%,
10/01/42 ....................................................... 5,000,000 5,668,142
New Hanover Regional Medical Center, Revenue, 2017, Pre-Refunded, 5%,
10/01/47 ....................................................... 13,565,000 15,377,671
County of Union ,
Enterprise System, Revenue, 2015, 5%, 6/01/34 .......................... 1,000,000 1,083,522
Enterprise System, Revenue, 2019, 4%, 6/01/41 .......................... 3,200,000 3,340,729
Enterprise System, Revenue, 2021, 4%, 6/01/32 .......................... 1,050,000 1,160,266
County of Wake ,
GO, 2018 A, 5%, 3/01/30 ............................................ 8,000,000 9,131,566
GO, 2019 A, 5%, 3/01/32 ............................................ 7,870,000 9,110,719

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
County of Wake, (continued)
Revenue, 2021, 3%, 3/01/35 ......................................... $ 5,535,000 $ 5,484,674
Revenue, 2021, 3%, 3/01/36 ......................................... 6,000,000 5,897,279
Greenville Utilities Commission , Revenue , 2019 , 5% , 8/01/44 ..................
4,750,000 5,398,475
North Carolina Capital Facilities Finance Agency ,
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/27 .......... 400,000 439,237
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/28 .......... 500,000 553,520
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/29 .......... 550,000 614,579
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/30 .......... 500,000 560,937
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/31 .......... 1,855,000 2,090,408
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/33 .......... 2,670,000 2,989,479
Campbell University, Inc., Revenue, 2021 A, Refunding, 4%, 10/01/34 .......... 740,000 754,533
Campbell University, Inc., Revenue, 2021 A, Refunding, 4%, 10/01/35 .......... 360,000 366,243
Duke University, Revenue, 2015 B, Pre-Refunded, 5%, 10/01/41 .............. 13,585,000 14,882,510
Duke University, Revenue, 2016 B, Refunding, 5%, 7/01/42 .................. 10,000,000 10,848,990
Duke University, Revenue, 2016 B, Refunding, 4%, 10/01/44 ................. 5,085,000 5,150,004
Duke University, Revenue, 2016 B, Refunding, 5%, 10/01/44 ................. 11,000,000 11,901,276
High Point University, Revenue, 2021, Refunding, 4%, 5/01/32 ................ 1,000,000 1,049,247
High Point University, Revenue, 2021, Refunding, 4%, 5/01/33 ................ 1,000,000 1,046,704
High Point University, Revenue, 2021, Refunding, 4%, 5/01/34 ................ 2,270,000 2,352,895
Wake Forest University, Revenue, 2016, Refunding, 4%, 1/01/35 .............. 5,000,000 5,170,525
Wake Forest University, Revenue, 2016, Refunding, 4%, 1/01/38 .............. 5,500,000 5,651,487
Wake Forest University, Revenue, 2016, Refunding, 4%, 1/01/39 .............. 5,250,000 5,379,394
Wake Forest University, Revenue, 2018, 4%, 1/01/48 ....................... 20,000,000 20,243,368
Wake Forest University, Revenue, 2018, 5%, 1/01/48 ....................... 13,500,000 14,764,475
North Carolina Central University , Revenue , 2019 , 4% , 4/01/49 .................
1,000,000 996,975
North Carolina Housing Finance Agency ,
Revenue, 41, GNMA Insured, 3.55%, 7/01/44 ............................. 4,735,000 4,554,281
Revenue, 41, GNMA Insured, 3.625%, 7/01/49 ............................ 7,265,000 6,934,584
Revenue, 42, GNMA Insured, 2.45%, 7/01/34 ............................. 830,000 752,941
Revenue, 42, GNMA Insured, 2.625%, 7/01/39 ............................ 3,360,000 2,945,396
Revenue, 42, GNMA Insured, 2.85%, 1/01/43 ............................. 2,940,000 2,524,304
Revenue, 43, GNMA Insured, 2.8%, 1/01/40 .............................. 5,225,000 4,639,484
Revenue, 43, GNMA Insured, 2.95%, 7/01/43 ............................. 2,405,000 2,109,962
Revenue, 44, 3%, 7/01/46 ........................................... 2,870,000 2,484,863
Revenue, 45, Refunding, GNMA Insured, 2.2%, 7/01/40 ..................... 1,840,000 1,484,716
Revenue, 46-A, GNMA Insured, 1.55%, 1/01/30 ........................... 2,150,000 1,945,161
Revenue, 46-A, GNMA Insured, 1.75%, 1/01/31 ........................... 1,000,000 897,421
North Carolina Medical Care Commission ,
Caromont Health Obligated Group, Revenue, 2021 A, 4%, 2/01/36 ............. 1,675,000 1,727,853
Duke University Health System, Inc., Revenue, 2012 A, Pre-Refunded, 5%, 6/01/42 10,000,000 10,000,000
Duke University Health System, Inc., Revenue, 2016 D, Refunding, 4%, 6/01/42 ... 7,000,000 6,963,216
EveryAge Obligated Group, Revenue, 2021 A, Refunding, 4%, 9/01/47 .......... 2,935,000 2,693,989
EveryAge Obligated Group, Revenue, 2021 A, Refunding, 4%, 9/01/51 .......... 960,000 869,272
Forest at Duke, Inc. Obligated Group, Revenue, 2021, 4%, 9/01/33 ............ 180,000 183,905
Forest at Duke, Inc. Obligated Group, Revenue, 2021, 4%, 9/01/34 ............ 185,000 188,577
Forest at Duke, Inc. Obligated Group, Revenue, 2021, 4%, 9/01/41 ............ 920,000 912,630
Forest at Duke, Inc. Obligated Group, Revenue, 2021, 4%, 9/01/46 ............ 1,665,000 1,619,511
Forest at Duke, Inc. Obligated Group, Revenue, 2021, 4%, 9/01/51 ............ 1,670,000 1,603,094
Friends Homes Obligated Group, Revenue, 2020 A, 4%, 9/01/50 .............. 3,000,000 2,605,699
Novant Health Obligated Group, Revenue, 2013 A, Refunding, 5%, 11/01/46 ..... 20,000,000 20,205,254
Novant Health Obligated Group, Revenue, 2019 A, 4%, 11/01/49 .............. 5,115,000 5,148,090
Novant Health Obligated Group, Revenue, 2019 A, 4%, 11/01/52 .............. 7,640,000 7,670,591
Pines at Davidson, Inc. Obligated Group, Revenue, 2019 A, 5%, 1/01/49 ........ 5,000,000 5,229,887
Plantation Village, Inc. Obligated Group, Revenue, 2021 A, Refunding, 4%, 1/01/41 1,020,000 987,437
Plantation Village, Inc. Obligated Group, Revenue, 2021 A, Refunding, 4%, 1/01/52 3,510,000 3,240,645

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
North Carolina Medical Care Commission, (continued)
Presbyterian Homes Obligated Group, Revenue, 2016 C, Refunding, 5%, 10/01/31 $ 5,000,000 $ 5,243,467
Presbyterian Homes Obligated Group, Revenue, 2020 A, 4%, 10/01/45 ......... 1,000,000 920,035
Presbyterian Homes Obligated Group, Revenue, 2020 A, 5%, 10/01/45 ......... 3,600,000 3,790,132
Presbyterian Homes Obligated Group, Revenue, 2020 A, 4%, 10/01/50 ......... 1,350,000 1,214,495
Presbyterian Homes Obligated Group, Revenue, 2020 A, 5%, 10/01/50 ......... 1,400,000 1,465,931
Rex Hospital, Inc. Obligated Group, Revenue, 2020 A, 4%, 7/01/49 ............ 4,000,000 4,018,552
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2017 A,
Pre-Refunded, 5%, 10/01/37 ........................................ 200,000 214,070
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2017 A,
Pre-Refunded, 5%, 10/01/42 ........................................ 2,250,000 2,408,288
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2017 A,
Pre-Refunded, 5%, 10/01/47 ........................................ 2,540,000 2,718,689
Vidant Health Obligated Group, Revenue, 2015, Refunding, 5%, 6/01/40 ........ 5,000,000 5,179,854
Wake Forest Baptist Obligated Group, Revenue, 2019 A, 5%, 12/01/32 ......... 1,000,000 1,105,158
Wake Forest Baptist Obligated Group, Revenue, 2019 A, 5%, 12/01/33 ......... 1,000,000 1,100,150
WakeMed Obligated Group, Revenue, 2012 A, Pre-Refunded, 5%, 10/01/38 ...... 5,000,000 5,062,153
North Carolina Municipal Power Agency No. 1 , Revenue , 2015 A , Refunding , 5% ,
1/01/32 ......................................................... 4,200,000 4,488,308
North Carolina State Education Assistance Authority ,
Revenue, Senior Lien, 2020 A, 5%, 6/01/25 .............................. 125,000 133,296
Revenue, Senior Lien, 2020 A, 5%, 6/01/26 .............................. 300,000 324,828
Revenue, Senior Lien, 2020 A, 5%, 6/01/27 .............................. 450,000 493,623
Revenue, Senior Lien, 2020 A, 5%, 6/01/28 .............................. 500,000 552,049
Revenue, Senior Lien, 2020 A, 5%, 6/01/29 .............................. 350,000 389,145
Revenue, Senior Lien, 2020 A, 3.125%, 6/01/39 ........................... 2,150,000 1,991,663
North Carolina State University at Raleigh , Revenue , 2013 A , Pre-Refunded ,
5% , 10/01/42 ..................................................... 8,980,000 9,373,125
North Carolina Turnpike Authority ,
Revenue, 2016 A, Refunding, 5%, 7/01/47 ............................... 2,500,000 2,578,535
Revenue, 2018 A, Refunding, 4%, 1/01/36 ............................... 9,875,000 10,367,671
Revenue, 2018 A, Refunding, 4%, 1/01/39 ............................... 9,815,000 10,214,105
Revenue, 2021, Refunding, 5%, 7/01/35 ................................. 1,300,000 1,537,841
Revenue, 2021, Refunding, 5%, 7/01/36 ................................. 1,750,000 2,067,543
Revenue, 2021, Refunding, 5%, 7/01/37 ................................. 1,770,000 2,088,393
Revenue, 2021, Refunding, 5%, 7/01/38 ................................. 1,250,000 1,466,621
Revenue, 2021, Refunding, 5%, 7/01/39 ................................. 1,500,000 1,756,628
Revenue, 2021, Refunding, 5%, 7/01/40 ................................. 1,270,000 1,484,802
Revenue, 2021, Refunding, 5%, 7/01/41 ................................. 2,000,000 2,334,674
Revenue, Senior Lien, 2017, Refunding, AGMC Insured, 5%, 1/01/31 ........... 1,000,000 1,097,464
Revenue, Senior Lien, 2017, Refunding, AGMC Insured, 5%, 1/01/39 ........... 1,200,000 1,302,070
Revenue, Senior Lien, 2019, AGMC Insured, 5%, 1/01/49 ................... 15,430,000 17,265,898
Raleigh Durham Airport Authority ,
Revenue, 2015 A, Refunding, 5%, 5/01/27 ............................... 350,000 375,083
Revenue, 2015 A, Refunding, 5%, 5/01/29 ............................... 1,000,000 1,066,403
Revenue, 2015 A, Refunding, 5%, 5/01/30 ............................... 550,000 585,449
Revenue, 2020 A, Refunding, 5%, 5/01/35 ............................... 2,250,000 2,496,255
State of North Carolina ,
GO, 2016 A, Refunding, 5%, 6/01/25 ................................... 4,000,000 4,350,998
GO, 2019 B, 5%, 6/01/29 ............................................ 2,500,000 2,938,720
GO, 2020 A, 5%, 6/01/31 ............................................ 2,500,000 2,971,557
Revenue, 2021, 5%, 3/01/31 ......................................... 2,100,000 2,477,414
Highway Trust Fund, Revenue, 2020 B, 4%, 5/01/35 ....................... 2,750,000 2,940,406
Town of Cary ,
Combined Utility Systems, Revenue, 2017, Pre-Refunded, 5%, 12/01/41 ........ 1,710,000 1,922,568
Combined Utility Systems, Revenue, 2017 B, Refunding, 4%, 12/01/42 ......... 8,000,000 8,292,253

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
Town of Oak Island , Enterprise System , Revenue , 2017 , Refunding , AGMC Insured ,
5% , 6/01/33 ...................................................... $ 1,000,000 $ 1,098,947
University of North Carolina at Chapel Hill ,
Revenue, 2021 B, Refunding, 5%, 12/01/34 .............................. 1,225,000 1,456,087
Revenue, 2021 B, Refunding, 5%, 12/01/36 .............................. 1,500,000 1,773,786
Hospitals at Chapel Hill, Revenue, 2016, 5%, 2/01/46 ....................... 4,265,000 4,463,393
Hospitals at Chapel Hill, Revenue, 2019, 5%, 2/01/49 ....................... 6,860,000 8,234,242
University of North Carolina at Charlotte (The) ,
Revenue, 2014, Pre-Refunded, 5%, 4/01/43 .............................. 5,000,000 5,284,563
Revenue, 2015, Pre-Refunded, 5%, 4/01/45 .............................. 9,450,000 10,231,059
Revenue, 2017, 5%, 10/01/47 ........................................ 10,000,000 10,903,849
Revenue, 2017 A, Refunding, 4%, 10/01/40 .............................. 2,250,000 2,288,777
Revenue, 2020 A, Refunding, 5%, 10/01/38 .............................. 1,145,000 1,292,003
Revenue, 2020 A, Refunding, 4%, 10/01/40 .............................. 290,000 296,642
University of North Carolina at Greensboro ,
Revenue, 2014, Refunding, 5%, 4/01/39 ................................. 3,500,000 3,688,477
Revenue, 2017, Refunding, 4%, 4/01/35 ................................. 1,205,000 1,261,861
Revenue, 2017, Refunding, 4%, 4/01/36 ................................. 1,000,000 1,043,532
Revenue, 2018, 5%, 4/01/30 ......................................... 1,085,000 1,228,816
Revenue, 2018, 5%, 4/01/43 ......................................... 2,500,000 2,765,392
University of North Carolina at Wilmington , Revenue , 2015 , Refunding , 5% , 6/01/37 .
3,000,000 3,188,672
University of North Carolina System , Appalachian State University , Revenue , 2008 A ,
AGMC Insured , 5% , 10/01/33 ......................................... 160,000 160,308
Western Carolina University ,
Revenue, 2020 B, 3%, 4/01/36 ........................................ 1,000,000 947,043
Revenue, 2020 B, 4%, 4/01/45 ........................................ 5,000,000 5,102,748
661,572,688
South Carolina 0.6%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 1,600,000 1,343,863
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 1,600,000 1,342,418
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 2,500,000 2,068,765
4,755,046
Texas 0.6%
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 2,100,000 1,780,718
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 4%, 9/01/32 200,000 202,667
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 4%, 9/01/33 200,000 202,952
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,800,000 2,379,271
4,565,608
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,600,000 1,342,827
Wisconsin 0.7%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 1,600,000 1,333,947
Affordable Housing Corp. Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 4,200,000 4,172,980
5,506,927

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 2.3%
Puerto Rico 2.3%
Commonwealth of Puerto Rico ,
c
GO, FRN, Zero Cpn., 11/01/43 ........................................ $ 116,367 $ 60,365
GO, 2022 A-1, 5.25%, 7/01/23 ........................................ 26,160 26,510
GO, 2022 A-1, 5.375%, 7/01/25 ....................................... 26,087 27,472
GO, 2022 A-1, 5.625%, 7/01/27 ....................................... 25,850 28,232
GO, 2022 A-1, 5.625%, 7/01/29 ....................................... 25,431 28,140
GO, 2022 A-1, 5.75%, 7/01/31 ........................................ 24,701 27,985
GO, 2022 A-1, 4%, 7/01/33 .......................................... 23,423 22,970
GO, 2022 A-1, 4%, 7/01/35 .......................................... 21,054 20,365
GO, 2022 A-1, 4%, 7/01/37 .......................................... 18,070 17,478
GO, 2022 A-1, 4%, 7/01/41 .......................................... 24,568 23,338
GO, 2022 A-1, 4%, 7/01/46 .......................................... 25,551 23,905
GO, 2022 A-1, Zero Cpn., 7/01/24 ..................................... 12,049 11,079
GO, 2022 A-1, Zero Cpn., 7/01/33 ..................................... 30,143 17,890
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,500,000 1,564,595
d
Revenue, XX-RSA-1, 5.25%, 7/01/40 ................................... 4,120,000 3,852,200
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, NATL Insured, 5.25%, 7/01/33 ................. 990,000 1,032,356
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 300,000 318,984
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 5,350,000 5,565,724
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 1,000,000 1,074,605
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 1,000,000 1,061,447
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/33 .. 440,000 498,140
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/41 .. 220,000 219,959
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
1,190,000 1,212,867
16,736,606
Total U.S. Territories .................................................................... 16,736,606
Total Municipal Bonds (Cost $756,414,984) .....................................
730,228,039
a a a a
Short Term Investments 0.2%
Municipal Bonds 0.2%
North Carolina 0.2%
e
Charlotte-Mecklenburg Hospital Authority (The) , Atrium Health Obligated Group ,
Revenue , 2018 H , SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 0.62% ,
1/15/48 ......................................................... 1,300,000 1,300,000
Total Municipal Bonds (Cost $1,300,000) .......................................
1,300,000
Total Short Term Investments (Cost $1,300,000 ) .................................
1,300,000
a
Total Investments (Cost $757,714,984) 99.3% ...................................
$731,528,039
Other Assets, less Liabilities 0.7% .............................................
5,240,263
Net Assets 100.0% ...........................................................
$736,768,302

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 203 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2022, the aggregate value of these securities was $23,126,900, representing 3.1% of net assets.
b
A portion or all of the security purchased on a delayed delivery basis.
c
The coupon rate shown represents the rate at period end.
d
Defaulted security or security for which income has been deemed uncollectible.
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2022
Franklin Ohio Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.3%
California 0.2%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
$ 2,800,000 $ 2,516,568
Florida 0.7%
Capital Trust Agency, Inc. ,
Kingdom Development Obligated Group, Revenue, 2021 A-1, 3.75%, 12/01/36 .... 9,144,000 8,337,316
a
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 2,200,000 1,646,022
9,983,338
Illinois 0.1%
State of Illinois ,
GO, 2017 C, 5%, 11/01/29 ........................................... 1,500,000 1,612,834
GO, 2021 A, 4%, 3/01/39 ............................................ 500,000 477,590
2,090,424
Kentucky 0.8%
a,b
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, Zero Cpn., 5/01/52 .................................... 15,210,000 11,941,523
New Jersey 0.6%
New Jersey Transportation Trust Fund Authority ,
Revenue, 2020 AA, 4%, 6/15/35 ....................................... 1,500,000 1,523,615
Revenue, 2020 AA, 5%, 6/15/37 ....................................... 4,000,000 4,414,220
Revenue, 2022 A, 4%, 6/15/38 ........................................ 2,000,000 2,018,849
7,956,684
New York 0.5%
Metropolitan Transportation Authority , Revenue , 2020 A-1 , 4% , 11/15/40 ..........
7,500,000 7,450,942
Ohio 92.4%
Akron Bath Copley Joint Township Hospital District , Summa Health System Obligated
Group , Revenue , 2020 , Refunding , 3% , 11/15/40 .......................... 5,400,000 4,653,239
American Municipal Power, Inc. ,
Revenue, 2015 A, Refunding, 5%, 2/15/28 ............................... 5,000,000 5,213,543
Revenue, 2016 A, 4%, 2/15/36 ........................................ 1,000,000 1,019,848
Revenue, 2016 A, 5%, 2/15/46 ........................................ 5,000,000 5,273,952
Revenue, 2016 A, Refunding, 5%, 2/15/46 ............................... 7,500,000 7,910,927
Revenue, 2017 A, Refunding, 5%, 2/15/37 ............................... 3,700,000 4,075,323
Revenue, 2017 A, Refunding, 5%, 2/15/38 ............................... 3,500,000 3,831,044
Revenue, 2019 A, 5%, 2/15/44 ........................................ 3,345,000 3,678,591
Revenue, 2019 C, Refunding, 4%, 2/15/39 ............................... 18,795,000 19,045,428
Anthony Wayne Local School District , GO , 2017 A , 4% , 12/01/39 ................
3,000,000 3,089,017
Apollo Joint Vocational School District , GO , 2017 , Refunding , 4% , 12/01/39 ........
6,530,000 6,883,001
Beaver Local School District , GO , 2012 , 4% , 12/01/40 ........................
3,000,000 3,000,000
Berkshire Local School District , GO , 2021 , Refunding , 3% , 10/01/56 .............
735,000 603,268
Bethel Local School District ,
COP, 2020, BAM Insured, 3%, 12/01/45 ................................. 4,095,000 3,705,688
COP, 2020, BAM Insured, 2.75%, 12/01/49 .............................. 4,000,000 3,254,356
Big Walnut Local School District , GO , 2019 , 5% , 12/01/53 .....................
9,155,000 10,096,732
Bloom-Carroll Local School District , GO , 2018 A , 5% , 11/01/55 .................
7,025,000 7,792,859
Bowling Green State University , Revenue , 2017 B , Refunding , 5% , 6/01/42 ........
3,250,000 3,546,640
Brecksville-Broadview Heights City School District , GO , 2018 , Pre-Refunded , 5.25% ,
12/01/54 ........................................................ 7,390,000 7,774,737
Brooklyn City School District ,
GO, 2017, Refunding, AGMC Insured, 5%, 12/01/38 ........................ 1,905,000 2,113,997

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Brooklyn City School District, (continued)
GO, 2017, Refunding, AGMC Insured, 5%, 12/01/49 ........................ $ 9,000,000 $ 9,819,955
Buckeye Tobacco Settlement Financing Authority ,
Revenue, Senior Lien, 2020 A-2, 1, Refunding, 3%, 6/01/48 .................. 33,215,000 25,838,978
Revenue, Senior Lien, 2020 A-2, 1, Refunding, 4%, 6/01/48 .................. 3,245,000 3,142,918
Butler County Port Authority ,
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/32 ........................................................ 100,000 106,446
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/33 ........................................................ 135,000 143,569
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/34 ........................................................ 185,000 196,143
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/35 ........................................................ 195,000 206,113
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/36 ........................................................ 205,000 216,406
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/37 ........................................................ 210,000 221,181
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/38 ........................................................ 220,000 231,452
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/39 ........................................................ 225,000 236,084
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/40 ........................................................ 240,000 251,210
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/41 ........................................................ 245,000 256,045
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/46 ........................................................ 900,000 930,763
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/51 ........................................................ 1,000,000 1,026,214
Canal Winchester Local School District ,
GO, 2005, NATL Insured, Zero Cpn., 12/01/32 ............................ 3,955,000 2,850,314
GO, 2005, NATL Insured, Zero Cpn., 12/01/33 ............................ 2,000,000 1,387,429
Chillicothe City School District ,
GO, 2006, Refunding, NATL Insured, Zero Cpn., 12/01/22 ................... 1,905,000 1,889,378
GO, 2006, Refunding, NATL Insured, Zero Cpn., 12/01/23 ................... 1,905,000 1,844,614
GO, 2006, Refunding, NATL Insured, Zero Cpn., 12/01/24 ................... 1,905,000 1,793,306
Cincinnati City School District ,
GO, 2006, Refunding, NATL Insured, 5.25%, 12/01/27 ...................... 14,900,000 17,191,949
GO, 2006, Refunding, NATL Insured, 5.25%, 12/01/28 ...................... 8,180,000 9,602,072
City of Chillicothe , Adena Health System Obligated Group , Revenue , 2017 , Refunding ,
5% , 12/01/37 ..................................................... 5,000,000 5,334,019
City of Cincinnati , GO , 2015 A , Pre-Refunded , 5.25% , 12/01/40 .................
6,500,000 7,081,751
City of Cleveland ,
GO, 2012, 5%, 12/01/30 ............................................. 35,000 35,560
GO, 2012, Pre-Refunded, 5%, 12/01/30 ................................. 2,965,000 3,019,003
GO, 2020 A, 4%, 12/01/35 ........................................... 1,000,000 1,053,018
GO, 2020 A, 2%, 12/01/36 ........................................... 1,215,000 985,537
Water Pollution Control, Revenue, 2016, 5%, 11/15/41 ...................... 2,000,000 2,114,314
City of Columbus ,
GO, 2014 A, 5%, 2/15/25 ............................................ 5,000,000 5,263,331
GO, 2016-3, Refunding, 5%, 2/15/27 ................................... 5,000,000 5,652,349
GO, 2018 A, 5%, 4/01/34 ............................................ 7,000,000 8,024,568
GO, 2021 A, 5%, 4/01/38 ............................................ 2,000,000 2,337,327
GO, 2021 A, 5%, 4/01/40 ............................................ 1,900,000 2,205,453

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
City of Columbus, (continued)
GO, 2021 A, 5%, 4/01/41 ............................................ $ 1,325,000 $ 1,535,811
Sewerage, Revenue, 2014, Refunding, 4%, 6/01/31 ........................ 15,000,000 15,561,969
Sewerage, Revenue, 2015, Refunding, 5%, 6/01/29 ........................ 5,000,000 5,523,381
City of Marysville ,
Wastewater Treatment System, Revenue, 2015, Refunding, BAM Insured, 4%,
12/01/40 ....................................................... 3,015,000 3,060,087
Wastewater Treatment System, Revenue, 2015, Refunding, BAM Insured, 5%,
12/01/47 ....................................................... 5,035,000 5,317,313
Wastewater Treatment System, Revenue, 2016, Refunding, BAM Insured, 4%,
12/01/46 ....................................................... 9,370,000 9,513,456
City of Middleburg Heights , Southwest General Health Center Obligated Group ,
Revenue , 2020 A , Refunding , 4% , 8/01/47 ............................... 4,425,000 4,366,572
City of Mount Vernon ,
Mount Vernon Nazarene University, Revenue, 2022, Refunding, 4%, 2/01/37 ..... 995,000 988,077
Mount Vernon Nazarene University, Revenue, 2022, Refunding, 4%, 2/01/52 ..... 1,675,000 1,571,843
City of St. Bernard , Income Tax , Revenue , 2013 , AGMC Insured , 5% , 12/01/43 .....
3,760,000 3,901,626
City of Toledo , Water System , Revenue , 2013 , Refunding , 5% , 11/15/38 ..........
19,395,000 19,825,831
City of Westerville , Revenue , 2014 , 5% , 12/01/30 ...........................
2,765,000 2,919,489
Cleveland Department of Public Utilities Division of Public Power ,
Revenue, 2020 A, Refunding, AGMC Insured, 4%, 11/15/38 .................. 600,000 620,603
Revenue, B-2, NATL Insured, Zero Cpn., 11/15/38 ......................... 10,000,000 5,258,168
Cleveland Department of Public Utilities Division of Water ,
Revenue, 2020 FF, Refunding, 5%, 1/01/32 .............................. 1,000,000 1,159,338
Revenue, 2020 FF, Refunding, 5%, 1/01/33 .............................. 1,000,000 1,156,878
Cleveland Municipal School District ,
GO, 2013, Refunding, 5%, 12/01/25 .................................... 3,600,000 3,662,673
GO, 2013, Refunding, 5%, 12/01/27 .................................... 1,000,000 1,017,208
Cleveland Public Library , Revenue , 2019 A , 4% , 12/01/45 .....................
5,000,000 5,162,012
Cleveland-Cuyahoga County Port Authority ,
Cleveland Museum of Natural History (The), Revenue, 2021, 5%, 7/01/35 ....... 600,000 691,507
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/37 ....... 700,000 738,285
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/38 ....... 100,000 104,868
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/39 ....... 700,000 729,881
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/40 ....... 100,000 103,697
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/41 ....... 800,000 825,131
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/46 ....... 500,000 504,513
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/51 ....... 2,000,000 2,005,415
Columbus-Franklin County Finance Authority ,
Revenue, 2021 C, 2.5%, 11/15/41 ..................................... 900,000 717,939
Revenue, 2021 C, 3%, 5/15/51 ........................................ 2,180,000 1,783,236
County of Butler ,
Cincinnati Children's Hospital Medical Center Obligated Group, Revenue, 2016 X,
Refunding, 5%, 5/15/29 ............................................ 6,750,000 7,741,810
UC Health Obligated Group, Revenue, 2016, Refunding, 5%, 11/15/45 .......... 20,270,000 21,211,108
UC Health Obligated Group, Revenue, 2017, Refunding, 4%, 11/15/36 .......... 4,140,000 4,195,176
UC Health Obligated Group, Revenue, 2017, Refunding, 4%, 11/15/37 .......... 1,500,000 1,517,737
County of Cuyahoga ,
GO, 2020 A, Refunding, 4%, 12/01/34 .................................. 750,000 802,894
GO, 2020 A, Refunding, 3%, 12/01/36 .................................. 1,100,000 1,038,101
Excise Tax, Revenue, 2015, Pre-Refunded, 5%, 12/01/25 .................... 500,000 524,191
County of Franklin ,
Nationwide Children's Hospital, Inc., Revenue, 2016 C, Refunding, 5%, 11/01/34 .. 2,600,000 2,780,673
Nationwide Children's Hospital, Inc., Revenue, 2016 C, Refunding, 4%, 11/01/40 .. 5,000,000 5,059,851

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
County of Franklin, (continued)
Nationwide Children's Hospital, Inc., Revenue, 2017 A, Refunding, 4%, 11/01/44 .. $ 5,550,000 $ 5,572,136
Ohio Living Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/33 .......... 5,270,000 5,163,506
Ohio Living Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/34 .......... 2,240,000 2,175,074
Ohio Living Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/35 .......... 2,900,000 2,802,289
Ohio Living Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/36 .......... 2,640,000 2,538,009
Ohio Living Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/40 .......... 2,590,000 2,433,915
OhioHealth Obligated Group, Revenue, 2015, 5%, 5/15/33 ................... 6,290,000 6,617,458
Sales Tax, Revenue, 2018, 5%, 6/01/48 ................................. 6,000,000 6,634,825
Trinity Health Corp. Obligated Group, Revenue, 2017, 5%, 12/01/46 ............ 7,500,000 7,933,843
Trinity Health Corp. Obligated Group, Revenue, 2019 A, 4%, 12/01/44 .......... 1,575,000 1,592,617
Trinity Health Corp. Obligated Group, Revenue, 2019 A, 4%, 12/01/49 .......... 3,500,000 3,518,428
County of Hamilton ,
Sewer System, Revenue, 2019 A, Refunding, 5%, 12/01/33 .................. 6,965,000 8,032,337
Sewer System, Revenue, 2020 A, Refunding, 5%, 12/01/32 .................. 1,000,000 1,159,207
Sewer System, Revenue, 2020 A, Refunding, 5%, 12/01/33 .................. 1,500,000 1,734,977
Sewer System, Revenue, 2020 A, Refunding, 5%, 12/01/34 .................. 2,200,000 2,538,308
Sewer System, Revenue, 2020 A, Refunding, 5%, 12/01/35 .................. 1,000,000 1,152,273
TriHealth Obligated Group, Revenue, 2017 A, 5%, 8/15/42 ................... 5,000,000 5,288,166
County of Mahoning , Western Reserve Care System , Revenue , 1995 , NATL Insured ,
ETM, 5.5% , 10/15/25 ............................................... 2,210,000 2,347,954
County of Miami , Kettering Health Network Obligated Group , Revenue , 2019 ,
Refunding , 5% , 8/01/49 ............................................. 12,000,000 12,798,866
County of Montgomery ,
Kettering Health Network Obligated Group, Revenue, 2021, Refunding, 4%, 8/01/41 1,000,000 1,013,779
Premier Health Partners Obligated Group, Revenue, 2019 A, Refunding, 4%,
11/15/39 ....................................................... 5,000,000 4,836,081
County of Ross , Adena Health System Obligated Group , Revenue , 2019 , Refunding ,
5% , 12/01/49 ..................................................... 5,000,000 5,348,438
County of Union , GO , 2018 , 5% , 12/01/47 .................................
5,000,000 5,467,664
Cuyahoga Community College District , Revenue , 2012 D , Refunding , 5% , 8/01/32 ..
2,310,000 2,324,439
Dayton City School District , GO , 2014 , Refunding , 5% , 11/01/30 ................
5,000,000 5,937,721
Dayton-Montgomery County Port Authority ,
Southwest Ohio Regional Bond Fund, Revenue, 2021 C, 2%, 11/15/31 .......... 430,000 364,588
Southwest Ohio Regional Bond Fund, Revenue, 2021 C, 2.5%, 11/15/41 ........ 1,615,000 1,265,913
Southwest Ohio Regional Bond Fund, Revenue, 2021 C, 3%, 5/15/51 .......... 1,000,000 764,578
Deer Park Community City School District , GO , 2017 A , 5.25% , 12/01/53 .........
3,000,000 3,191,169
Delaware City School District , GO , 2013 , Pre-Refunded , 5.75% , 12/01/49 .........
6,000,000 6,248,542
Dublin City School District , GO , 2019 A , 4% , 12/01/44 ........................
10,000,000 10,301,841
Elyria City School District , GO , 2017 A , 5% , 12/01/43 ........................
5,500,000 5,976,558
Fairborn City School District , GO , 2021 A , 3% , 12/01/50 ......................
8,065,000 7,036,586
Franklin City School District , GO , 2021 A , 3% , 11/01/57 .......................
8,000,000 6,927,654
Franklin County Convention Facilities Authority , Revenue , 2014 , Pre-Refunded , 5% ,
12/01/35 ........................................................ 20,000,000 21,487,772
Fremont City School District , GO , 2017 A , 5% , 1/15/49 .......................
13,970,000 14,844,174
Grandview Heights City School District ,
GO, 2019, 4%, 12/01/51 ............................................. 1,980,000 2,029,361
GO, 2019, 5%, 12/01/53 ............................................. 2,150,000 2,404,222
Great Oaks Career Campuses Board of Education , COP , 2021 , 3% , 12/01/44 ......
1,455,000 1,326,626
Highland Local School District , GO , 2018 A , Pre-Refunded , 5.25% , 12/01/54 .......
12,000,000 12,437,938
Hilliard School District , GO , 2017 , 4% , 12/01/46 ............................
10,000,000 10,193,545
Hillsdale Local School District ,
COP, 2020, BAM Insured, 4%, 12/01/38 ................................. 2,465,000 2,625,952

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Hillsdale Local School District, (continued)
COP, 2020, BAM Insured, 4%, 12/01/40 ................................. $ 1,435,000 $ 1,497,859
Hudson City School District , GO , 2018 , 4% , 12/01/45 ........................
18,870,000 19,215,721
Indian Creek Local School District ,
GO, 2018 A, 5%, 11/01/55 ........................................... 3,000,000 3,273,216
GO, 2018 B, BAM Insured, 5%, 11/01/55 ................................ 3,910,000 4,254,345
JobsOhio Beverage System , Revenue, Senior Lien , 2013 A , Pre-Refunded , 5% ,
1/01/38 ......................................................... 26,010,000 26,547,713
Lakota Local School District ,
GO, 2005, Refunding, NATL Insured, 5.25%, 12/01/26 ...................... 2,000,000 2,261,711
GO, 2014 C, Pre-Refunded, 5%, 12/01/30 ............................... 4,035,000 4,335,158
Lancaster City School District , GO , 2012 , Pre-Refunded , 5% , 10/01/49 ...........
460,000 465,641
Little Miami Local School District ,
GO, 2018, 5%, 11/01/43 ............................................. 1,000,000 1,075,042
GO, 2018, 5%, 11/01/48 ............................................. 2,460,000 2,636,292
Madeira City School District , GO , Refunding , AGMC Insured , 5.25% , 12/01/32 .....
9,605,000 11,438,920
Miami University ,
Revenue, 2014, Refunding, 5%, 9/01/31 ................................. 2,320,000 2,440,376
Revenue, 2014, Refunding, 5%, 9/01/34 ................................. 3,500,000 3,669,863
Revenue, 2017, Refunding, 5%, 9/01/41 ................................. 5,000,000 5,382,657
Revenue, 2021 A, Refunding, 5%, 9/01/32 ............................... 1,070,000 1,261,830
Revenue, 2021 A, Refunding, 5%, 9/01/33 ............................... 1,055,000 1,241,154
Revenue, 2021 A, Refunding, 5%, 9/01/34 ............................... 1,035,000 1,215,059
Revenue, 2021 A, Refunding, 5%, 9/01/36 ............................... 1,370,000 1,603,862
Miami Valley Career Technology Center , GO , 2018 , 5% , 12/01/44 ...............
20,000,000 22,207,266
Middletown City School District ,
GO, 2014, Pre-Refunded, 5.25%, 12/01/40 ............................... 2,625,000 2,676,052
GO, 2014, Pre-Refunded, 5.25%, 12/01/48 ............................... 15,000,000 15,291,724
Milford Exempt Village School District ,
GO, 2022, 4%, 12/01/47 ............................................. 1,200,000 1,239,830
GO, 2022, 4%, 12/01/51 ............................................. 1,350,000 1,389,842
New Albany Community Authority ,
Revenue, 2012 C, Refunding, 5%, 10/01/23 .............................. 1,100,000 1,111,777
Revenue, 2012 C, Refunding, 5%, 10/01/24 .............................. 1,250,000 1,264,908
New Albany Plain Local School District , GO , 2013 , Pre-Refunded , 4% , 12/01/49 ....
10,000,000 10,132,736
Northeast Ohio Medical University ,
Revenue, 2021 A, Refunding, 3%, 12/01/23 .............................. 75,000 75,743
Revenue, 2021 A, Refunding, 5%, 12/01/25 .............................. 125,000 133,271
Revenue, 2021 A, Refunding, 5%, 12/01/27 .............................. 100,000 109,098
Revenue, 2021 A, Refunding, 5%, 12/01/29 .............................. 110,000 121,171
Revenue, 2021 A, Refunding, 3%, 12/01/40 .............................. 500,000 421,315
Revenue, 2021 A, Refunding, 4%, 12/01/45 .............................. 450,000 442,577
Northeast Ohio Regional Sewer District ,
Revenue, 2014, Pre-Refunded, 5%, 11/15/32 ............................. 5,500,000 5,903,264
Revenue, 2014, 4%, 11/15/49 ........................................ 2,445,000 2,449,591
Revenue, 2014, Pre-Refunded, 4%, 11/15/49 ............................. 2,260,000 2,369,043
Revenue, 2014, Pre-Refunded, 4%, 11/15/49 ............................. 1,295,000 1,355,895
Revenue, 2017, Refunding, 4%, 11/15/43 ................................ 10,000,000 10,185,064
Revenue, 2019, Refunding, 3%, 11/15/35 ................................ 4,500,000 4,368,907
Northeastern Local School District ,
GO, 2018, AGMC Insured, 5.25%, 12/01/45 .............................. 5,420,000 6,133,417
GO, 2018, AGMC Insured, 4%, 12/01/55 ................................ 5,000,000 5,112,975

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Northwest Local School District , GO , 2015 , Pre-Refunded , 5% , 12/01/45 ..........
$ 3,760,000 $ 3,939,060
Norwood City School District ,
GO, 2017 A, Pre-Refunded, 5%, 11/01/46 ............................... 5,000,000 5,541,508
GO, 2017 A, Pre-Refunded, 5.25%, 11/01/51 ............................. 7,645,000 8,544,408
Oakwood City School District , GO , 2019 , 4% , 12/01/48 .......................
6,340,000 6,502,108
c
Ohio Air Quality Development Authority ,
Ohio Valley Electric Corp., Revenue, 2009 B, Mandatory Put, 1.375%, 11/01/24 ... 1,875,000 1,789,177
Ohio Valley Electric Corp., Revenue, 2009 C, Mandatory Put, 1.5%, 11/04/25 ..... 2,000,000 1,871,115
Ohio Center Local Government Capital Asset Financing Program , GO , 2003 , AGMC
Insured , 5.25% , 12/01/23 ............................................ 235,000 235,706
Ohio Higher Educational Facility Commission ,
Ashtabula County Medical Center Obligated Group, Revenue, 2022, 5.25%, 1/01/47 3,000,000 3,267,451
Ashtabula County Medical Center Obligated Group, Revenue, 2022, 5.25%, 1/01/52 2,250,000 2,438,981
Case Western Reserve University, Revenue, 2016, Refunding, 5%, 12/01/40 ..... 6,000,000 6,488,334
d
Cleveland Institute of Music (The), Revenue, 2022, 5%, 12/01/32 .............. 300,000 314,087
d
Cleveland Institute of Music (The), Revenue, 2022, 5.125%, 12/01/42 ........... 3,390,000 3,483,096
d
Cleveland Institute of Music (The), Revenue, 2022, 5.375%, 12/01/52 ........... 3,100,000 3,204,955
Denison University, Revenue, 2021, 3%, 11/01/50 ......................... 4,250,000 3,487,883
John Carroll University, Revenue, 2022, Refunding, 4%, 10/01/42 .............. 10,000,000 9,803,138
John Carroll University, Revenue, 2022, Refunding, 4%, 10/01/47 .............. 10,960,000 10,504,328
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/42 ........... 1,540,000 1,603,810
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/45 ........... 1,360,000 1,407,577
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/50 ........... 2,900,000 2,984,937
Kenyon College, Revenue, 2016, Refunding, 5%, 7/01/42 ................... 5,320,000 5,590,144
Kenyon College, Revenue, 2016, Refunding, 4%, 7/01/44 ................... 5,180,000 5,184,317
Kenyon College, Revenue, 2017, 5%, 7/01/42 ............................ 1,250,000 1,327,660
Kenyon College, Revenue, 2017, 4%, 7/01/47 ............................ 4,000,000 3,972,202
Otterbein Homes Obligated Group, Revenue, 2021 B, Refunding, 4%, 7/01/46 .... 1,085,000 1,098,112
Otterbein University, Revenue, 2022 A, Refunding, 4%, 12/01/37 .............. 1,050,000 1,058,866
Otterbein University, Revenue, 2022 A, Refunding, 4%, 12/01/38 .............. 1,055,000 1,060,981
Otterbein University, Revenue, 2022 A, Refunding, 4%, 12/01/39 .............. 1,105,000 1,109,055
Otterbein University, Revenue, 2022 A, Refunding, 4%, 12/01/40 .............. 1,225,000 1,227,335
Otterbein University, Revenue, 2022 A, Refunding, 4%, 12/01/41 .............. 1,275,000 1,275,358
Otterbein University, Revenue, 2022 A, Refunding, 4%, 12/01/46 .............. 1,975,000 1,933,829
University of Dayton, Revenue, 2018 A, 4%, 12/01/43 ....................... 11,885,000 11,947,368
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/28 ................ 150,000 165,780
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/29 ................ 415,000 463,437
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/30 ................ 400,000 450,952
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/31 ................ 550,000 616,141
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/32 ................ 340,000 378,666
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/33 ................ 130,000 144,478
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/34 ................ 500,000 554,577
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/35 ................ 1,000,000 1,105,340
University of Dayton, Revenue, 2020, Refunding, 4%, 2/01/36 ................ 900,000 917,671
University of Dayton, Revenue, 2020, Refunding, 3%, 2/01/37 ................ 1,335,000 1,194,620
University of Dayton, Revenue, 2020, Refunding, 4%, 2/01/39 ................ 480,000 487,008
University of Dayton, Revenue, 2020, Refunding, 3%, 2/01/40 ................ 500,000 432,695
University of Dayton, Revenue, 2020, Refunding, 4%, 2/01/41 ................ 250,000 252,604
University of Dayton, Revenue, 2020, Refunding, 3%, 2/01/42 ................ 325,000 276,394
Ohio Housing Finance Agency , Revenue , 2020 B , GNMA Insured , 2.1% , 9/01/35 ....
535,000 457,893
Ohio State University (The) , Revenue , 2014 A , 4% , 12/01/30 ...................
4,325,000 4,390,006
Ohio Turnpike & Infrastructure Commission ,
Revenue, 2018 A, 5%, 2/15/43 ........................................ 33,350,000 36,819,010
Revenue, Junior Lien, 2013 A-1, Refunding, 5.25%, 2/15/33 .................. 4,200,000 4,303,593
Revenue, Junior Lien, 2013 A-2, BAM Insured, Zero Cpn., 2/15/38 ............. 3,665,000 2,079,120

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Ohio Turnpike & Infrastructure Commission, (continued)
Revenue, Junior Lien, 2013 A-2, Zero Cpn., 2/15/43 ........................ $ 10,485,000 $ 4,524,525
d
Revenue, Junior Lien, 2022 A, Refunding, 5%, 2/15/39 ...................... 5,000,000 5,734,387
Ohio University , Revenue , 2017 A , Refunding , 5% , 12/01/44 ...................
7,000,000 7,678,587
Ohio Water Development Authority ,
Revenue, 2019, 5%, 12/01/38 ........................................ 7,000,000 8,038,577
Revenue, 2021 A, 5%, 12/01/36 ....................................... 2,000,000 2,358,590
Revenue, 2021 A, 5%, 12/01/37 ....................................... 1,750,000 2,054,666
Revenue, 2021 A, 5%, 12/01/38 ....................................... 2,750,000 3,222,784
Revenue, 2021 A, 5%, 12/01/39 ....................................... 1,500,000 1,754,594
Water Pollution Control Loan Fund, Revenue, 2019 B, Refunding, 5%, 12/01/44 ... 15,000,000 17,025,636
Water Pollution Control Loan Fund, Revenue, 2020 A, 5%, 12/01/39 ............ 5,000,000 5,764,633
Olentangy Local School District ,
GO, 2016, 4%, 12/01/46 ............................................. 15,235,000 15,470,905
GO, 2020 A, 3%, 12/01/38 ........................................... 500,000 474,427
Perrysburg Exempted Village School District , GO , 2015 , Pre-Refunded , 5% , 12/01/38
3,225,000 3,456,736
Princeton City School District ,
GO, 2014, Pre-Refunded, 5%, 12/01/39 ................................. 12,000,000 12,892,663
GO, 2014, Refunding, Zero Cpn., 12/01/40 ............................... 6,000,000 3,209,845
GO, 2014, Refunding, Zero Cpn., 12/01/41 ............................... 6,000,000 3,084,927
Reading Community City School District , GO , 2016 A , 5% , 11/01/46 .............
2,000,000 2,110,365
Riverside Local School District , GO , 2017 A , Pre-Refunded , BAM Insured , 5% ,
10/01/47 ........................................................ 5,000,000 5,278,525
Springboro Community City School District ,
GO, 2007, Refunding, AGMC Insured, 5.25%, 12/01/27 ..................... 5,175,000 5,879,296
GO, 2007, Refunding, AGMC Insured, 5.25%, 12/01/28 ..................... 2,000,000 2,303,446
State of Ohio ,
GO, 2017 A, 5%, 3/15/36 ............................................ 5,000,000 5,216,034
GO, 2018 A, 5%, 6/15/38 ............................................ 10,000,000 10,842,629
GO, 2019 A, 5%, 5/01/36 ............................................ 11,000,000 12,212,090
GO, 2019 A, 5%, 6/15/37 ............................................ 6,500,000 7,453,100
GO, V, 5%, 5/01/33 ................................................ 1,000,000 1,136,139
GO, V, 5%, 5/01/34 ................................................ 4,000,000 4,537,358
GO, W, 5%, 5/01/32 ................................................ 1,035,000 1,217,620
GO, W, 5%, 5/01/33 ................................................ 1,600,000 1,878,254
GO, W, 5%, 5/01/35 ................................................ 1,125,000 1,316,107
Revenue, 2021 A, 5%, 2/01/31 ........................................ 2,900,000 3,430,197
Cleveland Clinic Health System Obligated Group, Revenue, 2017 A, Refunding,
3.25%, 1/01/35 .................................................. 10,000,000 9,694,394
Cleveland Clinic Health System Obligated Group, Revenue, 2021 B, Refunding, 5%,
1/01/29 ........................................................ 4,850,000 5,519,931
Department of Administrative Services, Revenue, 2021 A, 5%, 4/01/38 .......... 1,000,000 1,156,383
Department of Administrative Services, Revenue, 2021 A, 5%, 4/01/39 .......... 1,000,000 1,150,908
Department of Administrative Services, Revenue, 2021 A, 5%, 4/01/40 .......... 1,110,000 1,275,434
Department of Administrative Services, Revenue, 2021 A, 5%, 4/01/41 .......... 750,000 860,488
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/37 1,000,000 1,001,562
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/39 875,000 876,969
University Hospitals Health System, Inc. Obligated Group, Revenue, 2020 A,
Refunding, 3%, 1/15/45 ............................................ 5,000,000 4,126,479

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Summit County Development Finance Authority , City of Akron , Revenue , 2022 ,
4% , 5/15/46 ...................................................... $ 5,585,000 $ 5,449,585
Switzerland of Ohio Local School District , GO , 2013 , Pre-Refunded , 4% , 12/01/37 ...
5,500,000 5,630,190
Sylvania City School District , GO , 2015 , Refunding , BAM Insured , 5% , 12/01/36 ....
9,700,000 10,401,713
Three Rivers Local School District , GO , 2014 , Refunding , 5% , 12/01/39 ...........
5,885,000 6,251,634
Toledo-Lucas County Port Authority ,
Revenue, 2021 A, 2%, 11/15/31 ....................................... 430,000 367,481
Revenue, 2021 A, 3%, 5/15/51 ........................................ 1,160,000 911,646
ParkUToledo, Inc., Revenue, 2021, 4%, 1/01/46 ........................... 1,625,000 1,503,164
ParkUToledo, Inc., Revenue, 2021, 4%, 1/01/51 ........................... 2,840,000 2,583,058
ParkUToledo, Inc., Revenue, 2021, 4%, 1/01/57 ........................... 6,000,000 5,360,561
University of Akron (The) ,
Revenue, 2015 A, Refunding, 5%, 1/01/31 ............................... 4,365,000 4,627,704
Revenue, 2016 A, Refunding, BAM Insured, 5%, 1/01/34 .................... 6,000,000 6,516,970
Revenue, 2016 A, Refunding, 5%, 1/01/36 ............................... 11,065,000 11,956,184
Revenue, 2016 A, Refunding, 5%, 1/01/38 ............................... 13,225,000 14,258,433
Revenue, 2018 A, Refunding, 5%, 1/01/42 ............................... 5,725,000 6,300,618
University of Cincinnati ,
Revenue, 2013 C, Pre-Refunded, 5%, 6/01/39 ............................ 6,255,000 6,557,629
Revenue, 2018 A, Refunding, 4%, 6/01/48 ............................... 10,000,000 10,081,899
Upper Arlington City School District , GO , 2018 A , Pre-Refunded , 5% , 12/01/48 .....
13,000,000 14,890,438
Village of Bluffton ,
Blanchard Valley Health System Obligated Group, Revenue, 2017, Refunding, 4%,
12/01/33 ....................................................... 1,655,000 1,689,726
Blanchard Valley Health System Obligated Group, Revenue, 2017, Refunding, 4%,
12/01/34 ....................................................... 1,900,000 1,935,557
Warren County Port Authority ,
Ohio Communities Accelerator Fund, Revenue, 2021 C, 4%, 12/01/41 .......... 2,075,000 1,910,525
Ohio Communities Accelerator Fund, Revenue, 2021 C, 4%, 12/01/55 .......... 3,500,000 3,011,460
Ohio Communities Accelerator Fund, Revenue, 2021 D, 5%, 12/01/46 .......... 3,895,000 3,458,710
Ohio Communities Accelerator Fund, Revenue, 2021 H, 4%, 12/01/41 .......... 570,000 516,710
Ohio Communities Accelerator Fund, Revenue, 2021 H, 4%, 12/01/53 .......... 1,375,000 1,161,884
Warren County Port Authority Ohio Communities Accelerator Fund, Revenue, 2020
D-1, Refunding, 3%, 12/01/30 ....................................... 525,000 467,494
Warren County Port Authority Ohio Communities Accelerator Fund, Revenue, 2020
D-1, Refunding, 4%, 12/01/40 ....................................... 1,390,000 1,211,324
Warren County Port Authority Ohio Communities Accelerator Fund, Revenue, 2020
D-1, Refunding, 4%, 12/01/52 ....................................... 1,930,000 1,545,225
Warrensville Heights City School District ,
GO, 2019 A, BAM Insured, 5%, 12/01/44 ................................ 190,000 201,410
GO, 2019 A, Pre-Refunded, BAM Insured, 5%, 12/01/44 ..................... 460,000 493,636
GO, 2019 A, Pre-Refunded, BAM Insured, 5.25%, 12/01/55 .................. 1,740,000 1,877,778
West Carrollton City School District ,
GO, 2020 A, 3%, 12/01/44 ........................................... 2,540,000 2,315,898
GO, 2020 A, 3%, 12/01/49 ........................................... 1,645,000 1,457,237
Westerville City School District , GO , 2006 , Refunding , XLCA Insured , 5% , 12/01/27 ..
3,820,000 4,286,541
Westlake City School District , GO , 2021 A , Refunding , 4% , 12/01/49 .............
3,965,000 4,060,398
Willoughby-Eastlake City School District , GO , 2016 , Pre-Refunded , 5% , 12/01/46 ...
10,000,000 10,980,417
Winton Woods City School District ,
GO, 2017, Refunding, 4%, 11/01/43 .................................... 7,000,000 7,188,133
GO, 2022, Refunding, BAM Insured, 4%, 11/01/53 ......................... 2,000,000 2,062,256

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Wright State University , Revenue , 2021 A , Refunding , BAM Insured , 5% , 5/01/31 ...
$ 1,000,000 $ 1,173,335
Xenia Community School District , GO , 2014 , Pre-Refunded , 5% , 12/01/40 .........
7,285,000 7,826,921
1,310,339,064
South Carolina 0.6%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 3,200,000 2,687,726
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 3,200,000 2,684,835
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 3,200,000 2,648,020
8,020,581
Tennessee 0.1%
c
Tennessee Energy Acquisition Corp. , Revenue , 2021 A , Mandatory Put , 5% , 11/01/31 1,500,000 1,650,423
Texas 0.7%
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 4,300,000 3,646,233
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/38 300,000 255,878
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/47 1,000,000 783,356
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 6,000,000 5,098,437
9,783,904
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 3,200,000 2,685,655
Wisconsin 0.8%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 3,100,000 2,584,522
Affordable Housing Corp. Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 8,200,000 8,147,248
10,731,770
U.S. Territories 0.6%
Puerto Rico 0.6%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,000,000 1,043,064
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/34 .................... 1,000,000 1,042,483
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 800,000 850,623
Revenue, 2007 N, Refunding, AGMC, FGIC Insured, 5.25%, 7/01/39 ........... 540,000 573,894
Revenue, CC, Refunding, AGMC Insured, 5.5%, 7/01/31 .................... 1,870,000 2,008,749
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/34 ................... 800,000 849,449
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 940,000 1,010,129
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/33 .. 440,000 498,140
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/35 .. 235,000 264,294
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
1,100,000 1,121,137
9,261,962
Total U.S. Territories .................................................................... 9,261,962
Total Municipal Bonds (Cost $1,420,008,454) ...................................
1,394,412,838
a a a a

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 203 .
Short Term Investments 0.6%
a a
Principal
Amount
a
Value
Municipal Bonds 0.6%
Ohio 0.6%
e
County of Allen , Bon Secours Mercy Health, Inc. , Revenue , 2010 C , LOC Bank of
Montreal , Daily VRDN and Put , 0.67% , 6/01/34 ........................... $ 8,000,000 $ 8,000,000
Total Municipal Bonds (Cost $8,000,000) .......................................
8,000,000
Total Short Term Investments (Cost $8,000,000 ) .................................
8,000,000
a
Total Investments (Cost $1,428,008,454) 98.9% ..................................
$1,402,412,838
Other Assets, less Liabilities 1.1% .............................................
15,875,764
Net Assets 100.0% ...........................................................
$1,418,288,602
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2022, the aggregate value of these securities was $41,085,386, representing 2.9% of net assets.
b
A portion or all of the security purchased on a delayed delivery basis.
c
The maturity date shown represents the mandatory put date.
d
Security purchased on a when-issued basis.
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2022
Franklin Oregon Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.6%
California 0.3%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
$ 3,500,000 $ 3,145,710
Florida 0.5%
a
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 1,500,000 1,122,288
a
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn ., 5/01/57 5,600,000 4,757,200
5,879,488
Illinois 0.4%
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 4% , 12/15/42 .
5,000,000 4,883,599
Kentucky 0.6%
a,b
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, Zero Cpn ., 5/01/52 .................................... 8,300,000 6,516,413
New Jersey 0.8%
New Jersey Transportation Trust Fund Authority ,
Revenue, 2019 BB, 4%, 6/15/50 ....................................... 500,000 490,781
Revenue, 2020 AA, 4%, 6/15/35 ....................................... 1,000,000 1,015,743
Revenue, 2020 AA, 5%, 6/15/38 ....................................... 1,000,000 1,101,663
Revenue, 2020 AA, 5%, 6/15/40 ....................................... 1,250,000 1,372,572
Revenue, 2020 AA, 4%, 6/15/45 ....................................... 2,000,000 1,989,604
Revenue, 2020 AA, 3%, 6/15/50 ....................................... 1,000,000 776,263
Revenue, 2022 A, 4%, 6/15/38 ........................................ 2,165,000 2,185,404
8,932,030
New York 0.5%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/47 ..........
5,500,000 5,350,590
Oregon 90.6%
Astoria Hospital Facilities Authority ,
Columbia Lutheran Charities Obligated Group, Revenue, 2012, Refunding, 5%,
8/01/28 ........................................................ 1,325,000 1,332,706
Columbia Lutheran Charities Obligated Group, Revenue, 2016, 5%, 8/01/41 ...... 4,250,000 4,454,300
Columbia Lutheran Charities Obligated Group, Revenue, 2016, 4%, 8/01/46 ...... 1,750,000 1,730,991
Benton & Polk School District No. 17J , GO , 2010 B , Zero Cpn ., 6/15/31 ...........
1,000,000 769,158
Central Lincoln People's Utility District JATC, Inc. , Revenue , 2016 , 5% , 12/01/45 ....
2,900,000 3,114,256
City of Beaverton ,
Water, Revenue, 2020, 5%, 4/01/35 .................................... 1,675,000 1,937,764
Water, Revenue, 2020, 5%, 4/01/36 .................................... 1,760,000 2,033,773
Water, Revenue, 2020, 5%, 4/01/37 .................................... 1,850,000 2,134,642
Water, Revenue, 2020, 5%, 4/01/38 .................................... 1,940,000 2,234,801
Water, Revenue, 2020, 5%, 4/01/39 .................................... 2,040,000 2,346,083
Water, Revenue, 2020, 5%, 4/01/40 .................................... 2,140,000 2,457,467
City of Eugene , Electric Utility System , Revenue , 2017 , 5% , 8/01/47 .............
3,580,000 3,934,237
City of Forest Grove ,
Oak Tree Foundation, Inc., Revenue, 2017, Refunding, 4%, 3/01/37 ............ 3,500,000 3,442,345
Pacific University, Revenue, 2015 A, Refunding, 5%, 5/01/36 ................. 2,500,000 2,607,395
Pacific University, Revenue, 2022 A, Refunding, 5%, 5/01/26 ................. 335,000 360,298
Pacific University, Revenue, 2022 A, Refunding, 5%, 5/01/27 ................. 1,195,000 1,300,762
Pacific University, Revenue, 2022 A, Refunding, 5%, 5/01/29 ................. 1,315,000 1,454,083
Pacific University, Revenue, 2022 A, Refunding, 5%, 5/01/30 ................. 1,385,000 1,538,119
Pacific University, Revenue, 2022 A, Refunding, 5%, 5/01/31 ................. 1,450,000 1,615,289
Pacific University, Revenue, 2022 A, Refunding, 5%, 5/01/32 ................. 1,525,000 1,694,396
Pacific University, Revenue, 2022 A, Refunding, 5%, 5/01/33 ................. 1,600,000 1,773,549
Pacific University, Revenue, 2022 A, Refunding, 4%, 5/01/34 ................. 500,000 507,532

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
City of Forest Grove, (continued)
Pacific University, Revenue, 2022 A, Refunding, 4%, 5/01/35 ................. $ 490,000 $ 496,600
Pacific University, Revenue, 2022 A, Refunding, 4%, 5/01/37 ................. 1,270,000 1,282,521
Pacific University, Revenue, 2022 A, Refunding, 4%, 5/01/38 ................. 3,960,000 3,988,617
Pacific University, Revenue, 2022 A, Refunding, 4%, 5/01/39 ................. 1,750,000 1,759,328
City of Keizer , Special Assessment , 2008 , 5.2% , 6/01/31 ......................
1,390,000 1,394,348
City of Portland ,
Tax Allocation, 2012 B, Refunding, 5%, 6/15/22 ........................... 1,035,000 1,036,442
Tax Allocation, 2012 C, 5%, 6/15/28 .................................... 1,000,000 1,001,398
Tax Allocation, 2012 C, 5%, 6/15/30 .................................... 1,000,000 1,001,398
Water System, Revenue, Second Lien, 2019 A, 5%, 5/01/44 .................. 5,500,000 6,196,231
City of Tigard , Water , Revenue , 2015 , 5% , 8/01/45 ..........................
23,545,000 25,205,384
Clackamas Community College District ,
GO, 2017 A, 5%, 6/15/38 ............................................ 760,000 845,695
GO, 2017 A, 5%, 6/15/39 ............................................ 1,000,000 1,112,757
GO, 2017 A, 5%, 6/15/40 ............................................ 1,250,000 1,389,698
Clackamas County School District No. 12 North Clackamas ,
GO, 2017 A, Zero Cpn ., 6/15/40 ....................................... 10,000,000 4,757,688
GO, 2017 A, Zero Cpn ., 6/15/41 ....................................... 17,030,000 7,724,561
GO, 2017 A, Zero Cpn ., 6/15/42 ....................................... 16,625,000 7,187,854
GO, 2017 B, 5%, 6/15/34 ............................................ 8,000,000 8,902,053
GO, 2017 B, 5%, 6/15/37 ............................................ 10,000,000 11,062,856
GO, 2018, 5%, 6/15/42 ............................................. 1,750,000 1,945,119
Clackamas County School District No. 46 Oregon Trail ,
GO, Zero Cpn ., 6/15/37 ............................................. 12,130,000 7,362,991
GO, Zero Cpn ., 6/15/38 ............................................. 12,495,000 7,273,457
Clackamas County School District No. 7J Lake Oswego , GO , 2005 , Refunding , AGMC
Insured , 5.25% , 6/01/25 ............................................. 3,075,000 3,362,397
Clackamas River Water , Revenue , 2016 , 5% , 11/01/43 .......................
1,970,000 2,092,615
Coos County School District No. 13 North Bend , GO , 2002 , AGMC Insured , 5% ,
6/15/22 ......................................................... 55,000 55,077
Coos County School District No. 9 Coos Bay , GO , 2018 , 5% , 6/15/43 ............
5,005,000 5,568,171
County of Crook , GO , 2022 , Zero Cpn ., 12/01/46 ............................
15,000,000 13,247,627
County of Yamhill ,
George Fox University, Revenue, 2021, Refunding, 4%, 12/01/24 .............. 750,000 777,731
George Fox University, Revenue, 2021, Refunding, 4%, 12/01/28 .............. 875,000 926,877
George Fox University, Revenue, 2021, Refunding, 4%, 12/01/31 .............. 990,000 1,045,152
George Fox University, Revenue, 2021, Refunding, 4%, 12/01/41 .............. 3,005,000 3,042,671
George Fox University, Revenue, 2021, Refunding, 4%, 12/01/46 .............. 1,005,000 1,006,516
George Fox University, Revenue, 2021, Refunding, 4%, 12/01/51 .............. 2,830,000 2,808,729
Linfield University, Revenue, 2020 A, Refunding, 5%, 10/01/40 ................ 7,010,000 7,600,024
Crook County School District ,
GO, 2013, Pre-Refunded, 5%, 6/15/34 .................................. 4,475,000 4,630,799
GO, 2013, Pre-Refunded, 5%, 6/15/37 .................................. 8,090,000 8,371,658
Deschutes County Hospital Facilities Authority ,
St. Charles Health System Obligated Group, Revenue, 2020 A, 4%, 1/01/38 ...... 1,000,000 1,017,227
St. Charles Health System Obligated Group, Revenue, 2020 A, 4%, 1/01/49 ...... 5,160,000 5,070,021
St. Charles Health System, Inc., Revenue, 2016 A, Refunding, 5%, 1/01/48 ...... 8,440,000 8,901,383
Hospital Facilities Authority of Multnomah County Oregon , Terwilliger Plaza, Inc.
Obligated Group , Revenue , 2012 , Refunding , 5% , 12/01/29 .................. 3,690,000 3,705,089
Jackson County School District No. 5 Ashland ,
GO, 2019, 5%, 6/15/42 ............................................. 5,970,000 6,694,666
GO, 2019, 5%, 6/15/43 ............................................. 6,495,000 7,269,243
GO, 2019, 5%, 6/15/44 ............................................. 6,000,000 6,704,801

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Jackson County School District No. 6 Central Point ,
GO, 2019 B, Zero Cpn ., 6/15/40 ....................................... $ 705,000 $ 390,824
GO, 2019 B, Zero Cpn ., 6/15/41 ....................................... 710,000 377,839
GO, 2019 B, Zero Cpn ., 6/15/42 ....................................... 610,000 311,852
GO, 2019 B, Zero Cpn ., 6/15/43 ....................................... 820,000 402,894
GO, 2019 B, Zero Cpn ., 6/15/44 ....................................... 1,115,000 525,768
GO, 2019 B, Zero Cpn ., 6/15/45 ....................................... 985,000 447,150
GO, 2019 B, Zero Cpn ., 6/15/46 ....................................... 1,190,000 517,076
GO, 2019 B, Zero Cpn ., 6/15/47 ....................................... 1,170,000 489,243
GO, 2019 B, Zero Cpn ., 6/15/48 ....................................... 1,320,000 531,146
GO, 2019 B, Zero Cpn ., 6/15/49 ....................................... 1,270,000 491,623
Jefferson County School District No. 509J ,
GO, 2013, Pre-Refunded, 5%, 6/15/30 .................................. 1,000,000 1,034,815
GO, 2013, Pre-Refunded, 5%, 6/15/31 .................................. 1,410,000 1,459,090
GO, 2013 B, Pre-Refunded, 5%, 6/15/30 ................................ 2,000,000 2,069,631
Klamath County School District ,
GO, 2013, Pre-Refunded, 5%, 6/15/29 .................................. 1,155,000 1,195,212
GO, 2013, Pre-Refunded, 5%, 6/15/30 .................................. 1,095,000 1,133,123
GO, 2013, Pre-Refunded, 5%, 6/15/31 .................................. 1,000,000 1,034,815
Klamath Falls Intercommunity Hospital Authority , Sky Lakes Medical Center, Inc. ,
Revenue , 2016 , Refunding , 5% , 9/01/46 ................................. 1,000,000 1,043,379
Lane & Douglas Counties School District No. 28J Fern Ridge ,
GO, 2014 A, Refunding, 5%, 6/15/30 ................................... 3,175,000 3,497,162
GO, 2014 A, Pre-Refunded, 5%, 6/15/33 ................................ 2,115,000 2,350,525
GO, 2014 A, Pre-Refunded, 5%, 6/15/36 ................................ 2,000,000 2,222,719
Lebanon Rural Fire Protection District , GO , 2020 , BAM Insured , 4% , 6/15/45 .......
5,000,000 5,113,352
Marion & Linn Counties School District No. 14J Jefferson , GO , 2017 B , 5% , 6/15/41 .
1,360,000 1,498,491
Marion County School District No. 103 Woodburn ,
GO, 2015, Pre-Refunded, 5%, 6/15/33 .................................. 2,930,000 3,178,586
GO, 2015, Pre-Refunded, 5%, 6/15/34 .................................. 3,200,000 3,471,493
GO, 2015, Pre-Refunded, 5%, 6/15/35 .................................. 2,075,000 2,251,047
Medford Hospital Facilities Authority ,
Asante Health System Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/45 3,375,000 3,644,418
Asante Health System Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/50 3,000,000 3,220,591
Rogue Valley Manor, Revenue, 2013 A, Refunding, 5%, 10/01/33 .............. 1,500,000 1,535,205
Rogue Valley Manor, Revenue, 2013 A, Refunding, 5%, 10/01/42 .............. 9,420,000 9,610,495
Metro ,
County of Multnomah, Revenue, 2017, 5%, 6/15/42 ........................ 7,500,000 8,315,770
County of Multnomah, Revenue, 2017, 5%, 6/15/47 ........................ 10,950,000 11,968,202
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow ,
GO, 2017 B, 5%, 6/15/37 ............................................ 7,885,000 8,758,350
GO, 2019 A, Zero Cpn ., 6/15/39 ....................................... 9,500,000 5,198,349
Multnomah County School District No. 40 ,
GO, 2012 B, Zero Cpn ., 6/15/24 ....................................... 1,640,000 1,572,579
GO, 2012 B, Zero Cpn ., 6/15/25 ....................................... 1,325,000 1,237,500
GO, 2012 B, Zero Cpn ., 6/15/26 ....................................... 2,585,000 2,350,519
GO, 2012 B, Zero Cpn ., 6/15/27 ....................................... 2,655,000 2,344,289
GO, 2012 B, Zero Cpn ., 6/15/28 ....................................... 2,495,000 2,128,657
GO, 2012 B, Zero Cpn ., 6/15/29 ....................................... 2,595,000 2,141,907
GO, 2012 B, Zero Cpn ., 6/15/30 ....................................... 1,885,000 1,502,456
GO, 2012 B, Zero Cpn ., 6/15/31 ....................................... 2,030,000 1,558,611
GO, 2012 B, Zero Cpn ., 6/15/32 ....................................... 2,000,000 1,481,867
Multnomah-Clackamas Counties Centennial School District No. 28JT ,
GO, 2020, Refunding, 4%, 6/15/38 ..................................... 1,050,000 1,111,170

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Multnomah-Clackamas Counties Centennial School District No. 28JT, (continued)
GO, 2020, Refunding, 4%, 6/15/39 ..................................... $ 2,250,000 $ 2,376,936
Oregon City School District No. 62 ,
GO, 2014, Pre-Refunded, AGMC Insured, 5%, 6/01/29 ...................... 440,000 466,361
GO, 2014, Pre-Refunded, AGMC Insured, 5%, 6/01/29 ...................... 560,000 594,117
GO, 2014, Pre-Refunded, AGMC Insured, 5%, 6/01/34 ...................... 780,000 826,731
GO, 2014, Pre-Refunded, AGMC Insured, 5%, 6/01/34 ...................... 990,000 1,050,314
GO, 2014, Pre-Refunded, AGMC Insured, 5%, 6/01/39 ...................... 550,000 582,951
GO, 2014, Pre-Refunded, AGMC Insured, 5%, 6/01/39 ...................... 700,000 742,646
GO, 2018 B, Refunding, 5%, 6/15/49 ................................... 20,000,000 22,113,852
Oregon Health & Science University , Oregon Health & Science University Obligated
Group , Revenue , 2017 A , 5% , 7/01/42 .................................. 10,000,000 10,901,983
Oregon State Facilities Authority ,
a
CHNW Clifton House LLC, Revenue, 144A, A, 4%, 10/01/26 ................. 1,405,000 1,395,561
a
CHNW Clifton House LLC, Revenue, 144A, A, 5%, 10/01/36 ................. 1,670,000 1,673,105
a
CHNW Clifton House LLC, Revenue, 144A, A, 5%, 10/01/48 ................. 4,000,000 3,953,540
Legacy Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 6/01/46 ...... 8,000,000 8,388,974
Legacy Health Obligated Group, Revenue, 2022 A, 4.125%, 6/01/52 ........... 3,000,000 2,988,846
Providence St. Joseph Health Obligated Group, Revenue, 2015 C, 5%, 10/01/45 .. 4,000,000 4,141,691
Samaritan Health Services, Inc. Obligated Group, Revenue, 2016 A, Refunding, 5%,
10/01/41 ....................................................... 7,800,000 8,188,797
Samaritan Health Services, Inc. Obligated Group, Revenue, 2016 A, 5%, 10/01/46 . 3,280,000 3,424,873
Samaritan Health Services, Inc. Obligated Group, Revenue, 2016 A, Pre-Refunded,
5%, 10/01/46 ................................................... 220,000 244,548
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/40 ....................................................... 8,125,000 8,863,396
Willamette University, Revenue, 2016 B, Refunding, 5%, 10/01/40 ............. 1,950,000 2,059,230
Willamette University, Revenue, 2021 A, Refunding, 4%, 10/01/51 ............. 37,620,000 36,332,440
Oregon State Lottery ,
Revenue, 2013 A, Pre-Refunded, 5%, 4/01/28 ............................ 5,800,000 5,967,917
Revenue, 2013 A, Pre-Refunded, 5%, 4/01/32 ............................ 5,000,000 5,144,756
Oregon State University , Revenue , 2015 A , 5% , 4/01/45 ......................
12,500,000 13,068,556
Port of Portland ,
Airport, Revenue, Twenty-Eight, 5%, 7/01/29 ............................. 6,455,000 7,194,995
Airport, Revenue, Twenty-Eight, 4%, 7/01/47 ............................. 5,000,000 5,002,261
Airport, Revenue, Twenty-Five A, 5%, 7/01/49 ............................ 12,425,000 13,774,966
Airport, Revenue, Twenty-Five B, 5%, 7/01/44 ............................ 3,800,000 4,105,882
Airport, Revenue, Twenty-Four A, 5%, 7/01/47 ............................ 4,700,000 5,027,852
Airport, Revenue, Twenty-Four B, 5%, 7/01/47 ............................ 9,395,000 9,911,407
Airport, Revenue, Twenty-Seven A, 5%, 7/01/45 ........................... 23,000,000 25,013,013
Airport, Revenue, Twenty-Seven A, 5%, 7/01/50 ........................... 5,000,000 5,402,639
Airport, Revenue, Twenty-Six A, Refunding, 5%, 7/01/33 .................... 500,000 574,620
Airport, Revenue, Twenty-Six A, Refunding, 4%, 7/01/37 .................... 600,000 618,476
Airport, Revenue, Twenty-Six A, Refunding, 4%, 7/01/40 .................... 500,000 513,178
Airport, Revenue, Twenty-Six B, Refunding, 5%, 7/01/33 .................... 650,000 747,007
Airport, Revenue, Twenty-Six B, Refunding, 5%, 7/01/37 .................... 800,000 914,171
Airport, Revenue, Twenty-Six B, Refunding, 5%, 7/01/40 .................... 675,000 767,558
Airport, Revenue, Twenty-Six C, Refunding, 5%, 7/01/28 .................... 1,300,000 1,435,062
Salem Hospital Facility Authority ,
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/33 ............. 545,000 577,556
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/38 ............. 500,000 526,785
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/43 ............. 2,250,000 2,352,328
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/48 ............. 2,700,000 2,805,461
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/53 ............. 1,000,000 1,036,399
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 5%, 5/15/23 .... 105,000 106,808
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 5%, 5/15/24 .... 110,000 113,191

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Salem Hospital Facility Authority, (continued)
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 5%, 5/15/25 .... $ 130,000 $ 134,979
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 5%, 5/15/26 .... 135,000 140,992
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 5%, 5/15/27 .... 260,000 272,405
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 5%, 5/15/28 .... 310,000 325,936
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 4%, 5/15/29 .... 515,000 511,595
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 4%, 5/15/30 .... 385,000 380,602
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 4%, 5/15/31 .... 400,000 393,195
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 4%, 5/15/32 .... 370,000 361,668
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 4%, 5/15/40 .... 1,540,000 1,458,561
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 4%, 5/15/47 .... 1,000,000 915,646
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 4%, 5/15/57 .... 1,500,000 1,311,335
Salem Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 5/15/46 ....... 40,500,000 42,145,539
Salem-Keizer School District No. 24J ,
GO, 2009 B, Zero Cpn ., 6/15/30 ....................................... 8,500,000 6,657,986
GO, 2020 C, 4%, 6/15/38 ............................................ 6,000,000 6,349,541
Santiam Canyon School District 129J ,
GO, 2019, 5%, 6/15/39 ............................................. 1,000,000 1,136,312
GO, 2019, 5%, 6/15/44 ............................................. 2,330,000 2,627,216
Seaside School District No. 10 ,
GO, 2017 B, 5%, 6/15/35 ............................................ 2,000,000 2,225,513
GO, 2017 B, 5%, 6/15/36 ............................................ 2,500,000 2,781,892
State of Oregon ,
GO, 2007 A, 4.7%, 8/01/42 ........................................... 3,050,000 3,054,286
GO, 2015 M, Pre-Refunded, 5%, 8/01/45 ................................ 3,315,000 3,617,275
GO, 2015 O, Pre-Refunded, 5%, 8/01/40 ................................ 7,005,000 7,643,744
GO, 2017 A, 5%, 5/01/42 ............................................ 10,000,000 10,995,250
GO, 2017 H, 5%, 8/01/42 ............................................ 15,000,000 16,559,927
GO, 2019 A, 5%, 5/01/44 ............................................ 5,000,000 5,644,407
GO, 2019 G, 5%, 8/01/44 ............................................ 25,370,000 28,745,747
GO, L, Refunding, 5%, 8/01/42 ........................................ 3,270,000 3,610,064
Department of Transportation, Revenue, Sub. Lien, 2019 A, Refunding, 5%, 11/15/37 12,500,000 14,340,043
Department of Transportation, Revenue, Sub. Lien, 2019 A, Refunding, 5%, 11/15/42 30,000,000 34,047,405
Housing & Community Services Department, Revenue, 2018 B, 2.9%, 7/01/43 .... 19,150,000 17,443,907
Housing & Community Services Department, Revenue, 2019 A, 2.9%, 7/01/43 .... 13,820,000 12,588,762
Tillamook & Yamhill Counties School District No. 101 Nestucca Valley ,
GO, 2018 B, 5%, 6/15/36 ............................................ 2,850,000 3,233,341
GO, 2018 B, 5%, 6/15/37 ............................................ 2,520,000 2,826,224
Tri-County Metropolitan Transportation District of Oregon ,
Revenue, 2015 A, Pre-Refunded, 5%, 9/01/40 ............................ 6,000,000 6,560,098
Revenue, 2018 A, 5%, 10/01/32 ....................................... 6,865,000 7,762,914
Revenue, 2018 A, 4%, 9/01/48 ........................................ 7,850,000 8,015,247
Revenue, 2018 A, Pre-Refunded, 5%, 9/01/48 ............................ 18,505,000 21,107,775
Revenue, Senior Lien, 2017 A, Pre-Refunded, 5%, 9/01/41 ................... 18,650,000 20,857,533
Umatilla County School District No. 16R Pendleton , GO , 2014 A , Pre-Refunded , 5% ,
6/15/37 ......................................................... 4,970,000 5,278,538
University of Oregon ,
Revenue, 2015 A, 5%, 4/01/45 ........................................ 20,000,000 20,909,690
Revenue, 2016 A, 5%, 4/01/46 ........................................ 11,690,000 12,391,413
Revenue, 2020 A, 5%, 4/01/50 ........................................ 20,000,000 22,502,824
a
Warm Springs Reservation Confederated Tribe ,
Revenue, 144A, 2019 B, Refunding, 5%, 11/01/33 ......................... 250,000 281,776
Revenue, 144A, 2019 B, Refunding, 5%, 11/01/34 ......................... 300,000 337,608
Revenue, 144A, 2019 B, Refunding, 5%, 11/01/36 ......................... 1,150,000 1,292,124
Revenue, 144A, 2019 B, Refunding, 5%, 11/01/39 ......................... 1,200,000 1,341,023

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin ,
GO, 2017, 5%, 6/15/36 ............................................. $ 9,400,000 $ 10,459,913
GO, 2017, 5%, 6/15/37 ............................................. 6,000,000 6,676,540
Washington & Multnomah Counties School District No. 48J Beaverton ,
GO, 2014 B, Pre-Refunded, 5%, 6/15/33 ................................ 8,000,000 8,499,948
GO, 2014 B, Pre-Refunded, 5%, 6/15/34 ................................ 11,000,000 11,687,429
GO, 2017 D, 5%, 6/15/35 ............................................ 10,000,000 11,127,567
GO, 2017 D, 5%, 6/15/36 ............................................ 10,000,000 11,127,567
Washington Clackamas & Yamhill Counties School District No. 88J ,
GO, 2018 A, Zero Cpn ., 6/15/38 ....................................... 2,350,000 1,261,007
GO, 2018 A, Zero Cpn ., 6/15/39 ....................................... 3,275,000 1,680,190
Washington County School District No. 15 Forest Grove ,
GO, 2012 B, Zero Cpn ., 6/15/29 ....................................... 2,545,000 2,080,331
GO, 2012 B, Zero Cpn ., 6/15/30 ....................................... 2,490,000 1,959,684
GO, 2012 B, Zero Cpn ., 6/15/31 ....................................... 3,140,000 2,376,764
Yachats Rural Fire Protection District , GO , 2017 , AGMC Insured , 5% , 6/15/47 ......
1,600,000 1,752,112
1,016,141,852
South Carolina 0.6%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 2,500,000 2,099,785
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 2,500,000 2,097,528
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 3,000,000 2,482,519
6,679,832
Texas 0.6%
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 3,300,000 2,798,272
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/30 250,000 275,072
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/31 250,000 276,213
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 4,200,000 3,568,906
6,918,463
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 2,500,000 2,098,168
Wisconsin 0.7%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 2,400,000 2,000,920
Affordable Housing Corp. Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 6,300,000 6,259,471
8,260,391
U.S. Territories 1.8%
Puerto Rico 1.8%
Children's Trust Fund , Revenue , 2002 , 5.625% , 5/15/43 ......................
6,000,000 6,109,463
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,300,000 1,355,983
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/34 .................... 1,000,000 1,042,483
c
Revenue, WW-RSA-1, 5.25%, 7/01/33 .................................. 7,040,000 6,582,400
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 1,100,000 1,169,607
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 1,000,000 1,040,322

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 203 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Highway & Transportation Authority, (continued)
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... $ 400,000 $ 429,842
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
1,820,000 1,854,972
19,585,072
Total U.S. Territories .................................................................... 19,585,072
Total Municipal Bonds (Cost $1,103,932,057) ...................................
1,094,391,608
a a a a
Short Term Investments 0.6%
Municipal Bonds 0.6%
Oregon 0.6%
d
Oregon State Facilities Authority ,
PeaceHealth Obligated Group, Revenue, 2018 A, Refunding, LOC US Bank NA,
Daily VRDN and Put, 0.67%, 8/01/34 ................................. 3,000,000 3,000,000
PeaceHealth Obligated Group, Revenue, 2018 B, Refunding, LOC TD Bank NA,
Daily VRDN and Put, 0.6%, 8/01/34 .................................. 2,300,000 2,300,000
d
State of Oregon , GO , 2020 J , Refunding , SPA US Bank NA , Daily VRDN and Put ,
0.67% , 6/01/39 ................................................... 1,100,000 1,100,000
6,400,000
Total Municipal Bonds (Cost $6,400,000) .......................................
6,400,000
Total Short Term Investments (Cost $6,400,000 ) .................................
6,400,000
a
Total Investments (Cost $1,110,332,057) 98.2% ..................................
$1,100,791,608
Other Assets, less Liabilities 1.8% .............................................
21,023,031
Net Assets 100.0% ...........................................................
$1,121,814,639
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2022, the aggregate value of these securities was $43,978,679, representing 3.9% of net assets.
b
A portion or all of the security purchased on a delayed delivery basis.
c
Defaulted security or security for which income has been deemed uncollectible.
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2022
Franklin Pennsylvania Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 94.1%
Florida 0.7%
Capital Trust Agency, Inc. ,
Kingdom Development Obligated Group, Revenue, 2021 A-1, 3.75%, 12/01/36 .... $ 5,688,000 $ 5,186,204
a
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 1,000,000 748,192
5,934,396
Illinois 0.7%
Metropolitan Pier & Exposition Authority ,
Revenue, 2022 A, Refunding, 4%, 12/15/42 .............................. 2,750,000 2,685,979
Revenue, 2022 A, Refunding, 4%, 6/15/52 ............................... 2,000,000 1,880,619
State of Illinois ,
GO, 2021 A, 5%, 3/01/32 ............................................ 1,500,000 1,624,759
GO, 2021 A, 4%, 3/01/39 ............................................ 500,000 477,591
6,668,948
New Jersey 0.7%
New Jersey Economic Development Authority , Revenue , 2021 QQQ , 4% , 6/15/46 ...
1,000,000 990,717
New Jersey Transportation Trust Fund Authority ,
Revenue, 2020 AA, 4%, 6/15/37 ....................................... 1,000,000 1,011,697
Revenue, 2021 A, Refunding, 5%, 6/15/31 ............................... 4,030,000 4,516,553
6,518,967
New York 1.4%
Metropolitan Transportation Authority ,
Revenue, 2021 A-1, 4%, 11/15/48 ..................................... 5,750,000 5,580,016
Revenue, 2021 A-2, 4%, 11/15/42 ..................................... 7,000,000 6,943,303
12,523,319
Pennsylvania 87.1%
Allegheny County Airport Authority ,
Revenue, 2021 A, 5%, 1/01/33 ........................................ 10,290,000 11,467,605
Revenue, 2021 A, 5%, 1/01/51 ........................................ 8,500,000 9,167,123
Revenue, 2021 B, 5%, 1/01/36 ........................................ 2,735,000 3,064,419
Allegheny County Higher Education Building Authority ,
Duquesne University of the Holy Spirit, Revenue, 2021 A, Refunding, 4%, 3/01/40 . 2,115,000 2,140,942
Duquesne University of the Holy Spirit, Revenue, 2021 A, Refunding, 4%, 3/01/41 . 3,000,000 3,031,981
Robert Morris University, Revenue, 2017, 5%, 10/15/37 ..................... 1,000,000 1,042,934
Robert Morris University, Revenue, 2017, 5%, 10/15/47 ..................... 1,300,000 1,333,730
Allegheny County Sanitary Authority , Revenue , 2018 , 5% , 6/01/43 ...............
7,000,000 7,726,410
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue, 2022, Refunding, 5%, 5/01/32 ................................. 760,000 849,654
Revenue, 2022, Refunding, 5%, 5/01/33 ................................. 800,000 889,966
Revenue, 2022, Refunding, 5%, 5/01/34 ................................. 1,050,000 1,166,179
Revenue, 2022, Refunding, 5%, 5/01/35 ................................. 1,400,000 1,552,313
Revenue, 2022, Refunding, 5%, 5/01/36 ................................. 1,500,000 1,660,952
Revenue, 2022, Refunding, 5%, 5/01/42 ................................. 8,875,000 9,725,697
Berks County Industrial Development Authority ,
Highlands at Wyomissing Obligated Group, Revenue, 2017 A, Refunding, 5%,
5/15/42 ........................................................ 1,000,000 1,025,524
Highlands at Wyomissing Obligated Group, Revenue, 2017 A, Refunding, 5%,
5/15/47 ........................................................ 600,000 611,572
Highlands at Wyomissing Obligated Group, Revenue, 2017 C, 5%, 5/15/37 ...... 1,245,000 1,293,607
Highlands at Wyomissing Obligated Group, Revenue, 2018, Refunding, 5%, 5/15/38 1,030,000 1,066,480
Highlands at Wyomissing Obligated Group, Revenue, 2018, Refunding, 5%, 5/15/48 1,000,000 1,023,738

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Blue Mountain School District ,
GO, 2021 B, AGMC Insured, 4%, 8/01/32 ................................ $ 1,000,000 $ 1,065,058
GO, 2021 B, AGMC Insured, 4%, 8/01/35 ................................ 1,000,000 1,052,497
Bristol Township School District , GO , 2021 C , BAM Insured , 3% , 6/01/37 ..........
1,250,000 1,220,341
Bucks County Industrial Development Authority ,
b
Delaware Valley University, Revenue, 2022 B, Refunding, 5%, 11/01/37 ......... 1,000,000 1,024,119
c
Delaware Valley University, Revenue, 2022 B, Refunding, 5%, 11/01/42 ......... 1,080,000 1,095,853
b
Delaware Valley University, Revenue, 2022 B, Refunding, 5%, 11/01/52 ......... 2,500,000 2,485,611
St. Luke's Hospital Obligated Group, Revenue, 2019, 4%, 8/15/44 ............. 1,500,000 1,461,757
St. Luke's Hospital Obligated Group, Revenue, 2021, 3%, 8/15/53 ............. 12,000,000 9,325,901
Butler County Hospital Authority , Butler Health System Obligated Group , Revenue ,
2015 A , Refunding , 5% , 7/01/39 ....................................... 1,625,000 1,671,693
Canon Mcmillan School District ,
GO, 2019, Refunding, BAM Insured, 4%, 6/01/44 .......................... 6,075,000 6,208,404
GO, 2019, Refunding, BAM Insured, 4%, 6/01/50 .......................... 6,000,000 6,092,028
Central Bradford Progress Authority , Guthrie Clinic (The) , Revenue , 2021 B , 4% ,
12/01/51 ........................................................ 5,000,000 4,886,522
Centre County Hospital Authority ,
Mount Nittany Medical Center Obligated Group, Revenue, 2018 A, Refunding, 5%,
11/15/42 ....................................................... 1,215,000 1,288,106
Mount Nittany Medical Center Obligated Group, Revenue, 2018 A, Refunding, 4%,
11/15/47 ....................................................... 1,840,000 1,815,596
Chester County Industrial Development Authority ,
University Student Housing LLC, Revenue, 2013 A, 5%, 8/01/35 ............... 500,000 503,225
University Student Housing LLC, Revenue, 2013 A, 5%, 8/01/45 ............... 1,500,000 1,503,760
City of Erie Higher Education Building Authority ,
Gannon University, Revenue, 2021 TT-1, 4%, 5/01/36 ...................... 400,000 398,848
Gannon University, Revenue, 2021 TT-1, 4%, 5/01/41 ...................... 1,000,000 980,292
Gannon University, Revenue, 2021 TT-1, 5%, 5/01/47 ...................... 480,000 511,813
City of Philadelphia ,
GO, 2019 B, 5%, 2/01/36 ............................................ 3,300,000 3,733,217
GO, 2019 B, 5%, 2/01/37 ............................................ 4,950,000 5,594,696
GO, 2019 B, 5%, 2/01/38 ............................................ 2,500,000 2,821,296
GO, 2019 B, 5%, 2/01/39 ............................................ 2,500,000 2,816,949
GO, 2021 A, 4%, 5/01/37 ............................................ 5,000,000 5,102,279
GO, 2021 A, 4%, 5/01/38 ............................................ 5,000,000 5,088,955
Airport, Revenue, 2017 B, Refunding, 5%, 7/01/42 ......................... 10,000,000 10,611,755
Airport, Revenue, 2020 C, Refunding, 4%, 7/01/45 ......................... 2,725,000 2,706,732
Airport, Revenue, 2020 C, Refunding, 4%, 7/01/50 ......................... 3,225,000 3,160,171
Airport, Revenue, 2021, Refunding, 5%, 7/01/51 ........................... 3,100,000 3,355,144
Water & Wastewater, Revenue, 2015 A, Pre-Refunded, 5%, 7/01/40 ............ 10,000,000 10,632,022
Water & Wastewater, Revenue, 2015 A, Pre-Refunded, 5%, 7/01/45 ............ 5,000,000 5,316,011
Water & Wastewater, Revenue, 2017 A, 5%, 10/01/47 ...................... 5,000,000 5,493,124
Water & Wastewater, Revenue, 2019 B, 5%, 11/01/49 ...................... 5,000,000 5,569,356
Water & Wastewater, Revenue, 2021 C, 5%, 10/01/46 ...................... 5,000,000 5,647,298
Colonial School District , GO , 2021 A , 3% , 2/15/40 ...........................
1,650,000 1,549,454
Commonwealth Financing Authority , Commonwealth of Pennsylvania Department of
Community & Economic Development , Revenue , 2015 A , 5% , 6/01/34 .......... 10,000,000 10,750,413
Commonwealth of Pennsylvania , GO , 2019 , Refunding , 5% , 7/15/29 .............
10,000,000 11,619,938
Conestoga Valley School District ,
GO, 2021 A, 4%, 2/01/36 ............................................ 1,100,000 1,147,105
Revenue, 2021 B, 4%, 2/01/36 ........................................ 1,020,000 1,063,017

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
County of Beaver , GO , 2017 , BAM Insured , 4% , 4/15/29 ......................
$ 1,660,000 $ 1,798,448
County of Jefferson ,
GO, 2021, Refunding, AGMC Insured, 3%, 12/15/35 ........................ 650,000 637,354
GO, 2021, Refunding, AGMC Insured, 3%, 12/15/37 ........................ 770,000 744,337
GO, 2021, Refunding, AGMC Insured, 3%, 12/15/39 ........................ 520,000 487,830
County of Montgomery , GO , 2021 A , 5% , 1/01/38 ...........................
6,825,000 7,933,211
County of York , GO , 2020 B , 4% , 6/01/38 .................................
860,000 892,637
Cumberland County Municipal Authority , Dickinson College , Revenue , 2012 , 5% ,
11/01/42 ........................................................ 4,500,000 4,567,227
Dallas Area Municipal Authority , Misericordia University , Revenue , 2014 , Refunding ,
5% , 5/01/37 ...................................................... 2,500,000 2,548,309
Dauphin County General Authority , UPMC Obligated Group , Revenue , 2012 A ,
Refunding , 5% , 6/01/42 ............................................. 15,590,000 15,590,000
Delaware County Authority ,
Elwyn Obligated Group, Revenue, 2017, Refunding, 5%, 6/01/27 .............. 2,800,000 2,892,379
Elwyn Obligated Group, Revenue, 2017, Refunding, 5%, 6/01/32 .............. 1,620,000 1,640,701
Villanova University, Revenue, 2015, 4%, 8/01/45 .......................... 2,120,000 2,138,439
Delaware County Regional Water Quality Control Authority , Revenue , 2016 , 4% ,
11/01/36 ........................................................ 2,005,000 2,059,964
Delaware County Vocational & Technical School Authority , Delaware County
Intermediate Unit , Revenue , 2013 , Pre-Refunded , BAM Insured , 5% , 11/01/38 .... 1,250,000 1,306,731
DuBois Hospital Authority ,
Penn Highlands Healthcare Obligated Group, Revenue, 2021, Refunding, 4%,
7/15/41 ........................................................ 1,000,000 1,007,485
Penn Highlands Healthcare Obligated Group, Revenue, 2021, Refunding, 4%,
7/15/51 ........................................................ 4,000,000 3,870,169
East Hempfield Township Industrial Development Authority ,
Student Services, Inc., Revenue, 2013, Pre-Refunded, 5%, 7/01/45 ............ 3,250,000 3,365,180
Student Services, Inc., Revenue, 2015, Pre-Refunded, 5%, 7/01/47 ............ 3,750,000 4,072,081
Easton Area School District , GO , 2021 , 4% , 4/01/32 .........................
1,450,000 1,550,351
Erie City Water Authority , Revenue , 2016 , Pre-Refunded , 5% , 12/01/43 ...........
6,000,000 6,718,475
Fairview School District ,
GO, 2021, BAM Insured, 3%, 9/15/37 ................................... 1,195,000 1,153,693
GO, 2021, BAM Insured, 3%, 9/15/38 ................................... 1,000,000 943,483
GO, 2021, BAM Insured, 3%, 9/15/39 ................................... 1,000,000 937,620
Geisinger Authority , Geisinger Health System Obligated Group , Revenue , 2017 A-1 ,
Refunding , 5% , 2/15/45 ............................................. 19,055,000 20,279,451
General Authority of Southcentral Pennsylvania , WellSpan Health Obligated Group ,
Revenue , 2014 A , Pre-Refunded , 5% , 6/01/44 ............................ 11,955,000 12,683,339
Governor Mifflin School District ,
GO, 2020 A, 4%, 4/01/40 ............................................ 680,000 701,060
GO, 2021, 3%, 4/01/35 ............................................. 810,000 801,598
GO, 2021, 3%, 4/01/36 ............................................. 625,000 615,585
GO, 2021, 3%, 4/01/37 ............................................. 1,000,000 976,188
GO, 2021, 3%, 4/01/38 ............................................. 1,000,000 968,707
GO, 2021, 3%, 4/01/39 ............................................. 1,015,000 962,776
Greater Johnstown Water Authority ,
Sewer, Revenue, 2020, AGMC Insured, 4%, 8/15/38 ....................... 1,740,000 1,792,677
Sewer, Revenue, 2020, AGMC Insured, 4%, 8/15/41 ....................... 2,650,000 2,724,505

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Huntingdon County General Authority , Juniata College , Revenue , 2021 TT-3 ,
Refunding , 5% , 10/01/51 ............................................ $ 2,520,000 $ 2,645,588
Lancaster County Hospital Authority , University of Pennsylvania Health System
Obligated Group (The) , Revenue , 2016 B , Refunding , 5% , 8/15/46 ............. 4,165,000 4,405,194
Lancaster Higher Education Authority ,
Elizabethtown College, Revenue, 2022 A, Refunding, 5%, 10/01/46 ............ 5,000,000 5,168,915
Elizabethtown College, Revenue, 2022 A, Refunding, 5%, 10/01/51 ............ 5,000,000 5,144,733
Lancaster Industrial Development Authority ,
Landis Homes Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/51 ........ 2,780,000 2,378,896
Landis Homes Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/56 ........ 520,000 436,049
Willow Valley Communities Obligated Group, Revenue, 2019, 5%, 12/01/44 ...... 1,850,000 1,990,589
Willow Valley Communities Obligated Group, Revenue, 2019, 5%, 12/01/49 ...... 2,300,000 2,466,758
Lancaster School District ,
GO, 2020, AGMC Insured, 4%, 6/01/34 ................................. 1,000,000 1,053,116
GO, 2020, AGMC Insured, 4%, 6/01/35 ................................. 1,850,000 1,939,345
Latrobe Industrial Development Authority ,
Seton Hill University, Revenue, 2021, Refunding, 4%, 3/01/46 ................ 750,000 660,561
Seton Hill University, Revenue, 2021, Refunding, 4%, 3/01/51 ................ 800,000 686,926
St. Vincent College Corp., Revenue, 2013, Pre-Refunded, 5%, 5/01/43 ......... 4,120,000 4,240,114
Lehigh County Authority ,
Revenue, 2013 A, 5%, 12/01/43 ....................................... 2,435,000 2,539,902
Revenue, 2013 A, Pre-Refunded, 5%, 12/01/43 ........................... 2,805,000 2,940,711
Lehigh County General Purpose Authority ,
Good Shepherd Obligated Group (The), Revenue, 2021 A, Refunding, 4%, 11/01/41 4,345,000 4,385,262
Lehigh Valley Academy Regional Charter School, Revenue, 2022, 4%, 6/01/42 .... 14,390,000 13,854,947
Lehigh Valley Academy Regional Charter School, Revenue, 2022, 4%, 6/01/57 .... 5,000,000 4,507,240
Lycoming County Authority ,
Lycoming College, Revenue, 2013 MM-1, 5.25%, 11/01/38 ................... 1,400,000 1,466,595
Lycoming College, Revenue, 2013 MM-1, 5.25%, 11/01/43 ................... 1,495,000 1,564,398
Montgomery County Higher Education and Health Authority ,
Gwynedd Mercy University, Revenue, 2022, Refunding, 5.25%, 5/01/37 ......... 2,665,000 2,828,192
Gwynedd Mercy University, Revenue, 2022, Refunding, 5%, 5/01/42 ........... 3,700,000 3,766,876
Thomas Jefferson University Obligated Group, Revenue, 2018 A, Refunding, 5%,
9/01/43 ........................................................ 3,000,000 3,208,512
Thomas Jefferson University Obligated Group, Revenue, 2019, Refunding, 4%,
9/01/44 ........................................................ 10,000,000 10,045,198
Thomas Jefferson University Obligated Group, Revenue, 2022 B, Refunding, 4%,
5/01/52 ........................................................ 4,000,000 3,933,490
Thomas Jefferson University Obligated Group, Revenue, 2022 B, Refunding, 5%,
5/01/52 ........................................................ 5,000,000 5,424,164
Montgomery County Industrial Development Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 4%,
11/15/43 ....................................................... 600,000 590,640
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 5%,
11/15/45 ....................................................... 1,985,000 2,142,596
Meadowood Corp. Obligated Group (The), Revenue, 2018 A, Refunding, 5%,
12/01/38 ....................................................... 2,500,000 2,632,774
Public School of Germantown (The), Revenue, 2021 A, Refunding, 4%, 10/01/51 .. 2,450,000 2,253,758
Waverly Heights Ltd. Obligated Group, Revenue, 2019, Refunding, 5%, 12/01/49 .. 2,000,000 2,145,007
New Kensington Municipal Sanitary Authority , Revenue , 2021 A , AGMC Insured , 3% ,
12/01/38 ........................................................ 500,000 482,126
Northampton County General Purpose Authority ,
St. Luke's Hospital Obligated Group, Revenue, 2016 A, Refunding, 5%, 8/15/46 ... 10,000,000 10,429,625
St. Luke's Hospital Obligated Group, Revenue, 2018 A, Refunding, 5%, 8/15/43 ... 2,285,000 2,435,001
St. Luke's Hospital Obligated Group, Revenue, 2018 A, Refunding, 5%, 8/15/48 ... 2,500,000 2,649,261

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Northeastern Pennsylvania Hospital and Education Authority , King's College , Revenue ,
2019 , 5% , 5/01/44 ................................................. $ 1,000,000 $ 1,036,183
Northeastern School District ,
GO, 2021 A, BAM Insured, 3%, 3/01/38 ................................. 850,000 804,459
GO, 2021 A, BAM Insured, 3%, 3/01/41 ................................. 775,000 711,216
Northern Lebanon School District , GO , 2021 , BAM Insured , 3% , 9/01/36 ..........
1,895,000 1,856,979
Pennsylvania Economic Development Financing Authority ,
City of Philadelphia Water & Wastewater, Revenue, 2020, Refunding, 4%, 1/01/29 . 500,000 518,595
City of Philadelphia Water & Wastewater, Revenue, 2020, Refunding, 4%, 1/01/32 . 1,300,000 1,333,892
UPMC Obligated Group, Revenue, 2014 A, 5%, 2/01/45 ..................... 5,000,000 5,171,153
UPMC Obligated Group, Revenue, 2017 A, Refunding, 4%, 11/15/42 ........... 5,000,000 5,039,298
UPMC Obligated Group, Revenue, 2020 A, 4%, 4/15/45 ..................... 8,835,000 8,861,463
UPMC Obligated Group, Revenue, 2021 A, Refunding, 4%, 10/15/37 ........... 1,375,000 1,403,227
UPMC Obligated Group, Revenue, 2021 A, Refunding, 4%, 10/15/39 ........... 1,325,000 1,350,062
UPMC Obligated Group, Revenue, 2021 A, Refunding, 4%, 10/15/40 ........... 1,200,000 1,218,676
Pennsylvania Higher Educational Facilities Authority ,
Bryn Mawr College, Revenue, 2014, Refunding, 5%, 12/01/44 ................ 6,365,000 6,635,663
Foundation for Indiana University of Pennsylvania (The), Revenue, 2012 A, Pre-
Refunded, 5%, 7/01/41 ............................................ 1,250,000 1,253,896
Gwynedd Mercy University, Revenue, 2012 KK-1, Refunding, 5.375%, 5/01/42 .... 1,800,000 1,800,212
Shippensburg University Student Services, Inc., Revenue, 2012, Pre-Refunded, 5%,
10/01/35 ....................................................... 1,400,000 1,417,168
Shippensburg University Student Services, Inc., Revenue, 2012, Pre-Refunded, 5%,
10/01/44 ....................................................... 2,000,000 2,024,525
Thomas Jefferson University Obligated Group, Revenue, 2015 A, Refunding, 5%,
9/01/45 ........................................................ 7,465,000 7,705,071
Trustees of the University of Pennsylvania (The), Revenue, 2017 A, 5%, 8/15/36 .. 2,750,000 3,042,538
Trustees of the University of Pennsylvania (The), Revenue, 2017 A, 5%, 8/15/46 .. 14,000,000 15,340,786
Trustees of the University of Pennsylvania (The), Revenue, 2018 A, 5%, 2/15/48 .. 5,000,000 5,518,777
University of Pennsylvania Health System Obligated Group (The), Revenue, 2015,
Refunding, 5%, 8/15/40 ............................................ 6,475,000 6,800,500
University of Pennsylvania Health System Obligated Group (The), Revenue, 2017 A,
4%, 8/15/42 .................................................... 5,000,000 5,056,348
University of Pennsylvania Health System Obligated Group (The), Revenue, 2017 A,
5%, 8/15/42 .................................................... 9,000,000 9,699,390
University of Sciences, Revenue, 2012, 5%, 11/01/42 ....................... 5,000,000 5,033,208
Widener University, Revenue, 2021 A, Refunding, 4%, 7/15/51 ................ 11,030,000 10,582,372
Pennsylvania Housing Finance Agency ,
Revenue, 2019-129, 3.4%, 10/01/49 ................................... 6,000,000 5,471,569
Revenue, 2020-132 A, 2.55%, 10/01/41 ................................. 11,280,000 9,511,968
Pennsylvania State University (The) ,
Revenue, 2015 A, Refunding, 5%, 9/01/40 ............................... 10,490,000 11,223,127
Revenue, 2016 A, Refunding, 5%, 9/01/41 ............................... 10,000,000 10,844,151
Revenue, 2017 A, 5%, 9/01/42 ........................................ 15,750,000 17,309,428
Revenue, 2017 A, 5%, 9/01/47 ........................................ 10,000,000 10,926,206
Revenue, 2018, 5%, 9/01/48 ......................................... 5,955,000 6,573,007
Pennsylvania Turnpike Commission ,
Revenue, 2013 C, 5%, 12/01/43 ....................................... 2,405,000 2,462,088
Revenue, 2013 C, Pre-Refunded, 5%, 12/01/43 ........................... 7,595,000 7,950,929
Revenue, 2021 A, Refunding, 4%, 12/01/39 .............................. 2,655,000 2,730,202
Revenue, 2021 B, 4%, 12/01/37 ....................................... 1,500,000 1,525,188
Revenue, 2021 B, 4%, 12/01/46 ....................................... 10,950,000 10,747,238
Philadelphia Authority for Industrial Development ,
Beech International LLC, Revenue, 2010 A, 5.625%, 6/15/42 ................. 4,000,000 4,002,721

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Philadelphia Authority for Industrial Development, (continued)
Children's Hospital of Philadelphia Obligated Group, Revenue, 2014 A, Pre-
Refunded, 5%, 7/01/42 ............................................ $ 5,000,000 $ 5,305,464
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/30 ............ 200,000 209,341
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/40 ............ 300,000 314,091
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/50 ............ 2,515,000 2,598,006
Temple University-of The Commonwealth System of Higher Education, Revenue,
First Series, 2015, Refunding, 5%, 4/01/40 ............................. 5,000,000 5,262,014
Thomas Jefferson University Obligated Group, Revenue, 2017 A, Refunding, 5%,
9/01/47 ........................................................ 11,150,000 11,718,533
Philadelphia Gas Works Co. ,
Revenue, 14th, Refunding, 5%, 10/01/32 ................................ 1,000,000 1,087,873
Revenue, 15th, Refunding, 5%, 8/01/42 ................................. 5,000,000 5,467,740
Revenue, 15th, Refunding, 5%, 8/01/47 ................................. 6,000,000 6,502,863
Pocono Mountains Industrial Park Authority , St. Luke's Hospital Obligated Group ,
Revenue , 2015 A , 5% , 8/15/40 ........................................ 5,000,000 5,162,781
Radnor Township School District ,
GO, 2021, 3%, 8/15/35 ............................................. 1,400,000 1,375,178
GO, 2021, 4%, 8/15/36 ............................................. 1,600,000 1,668,878
GO, 2021, 4%, 8/15/37 ............................................. 3,445,000 3,585,364
GO, 2021, 4%, 8/15/38 ............................................. 1,430,000 1,479,459
School District of Philadelphia (The) , GO , 2021 A , 4% , 9/01/37 .................
4,000,000 4,150,953
Scranton School District ,
GO, 2020, 4%, 12/01/40 ............................................. 1,535,000 1,577,410
GO, 2020, 4%, 12/01/42 ............................................. 2,835,000 2,905,373
GO, 2020, 4%, 12/01/45 ............................................. 3,670,000 3,742,684
Scranton-Lackawanna Health and Welfare Authority , University of Scranton , Revenue ,
2016 , Refunding , 5% , 11/01/37 ....................................... 4,000,000 4,225,388
State College Area School District ,
GO, 2015, 5%, 3/15/40 ............................................. 16,400,000 17,488,425
GO, 2018, 5%, 5/15/37 ............................................. 1,075,000 1,219,734
GO, 2018, 5%, 5/15/44 ............................................. 3,500,000 3,934,370
State Public School Building Authority ,
School District of Philadelphia (The), Revenue, 2016 A, Refunding, AGMC Insured,
5%, 6/01/32 .................................................... 7,095,000 7,816,627
School District of Philadelphia (The), Revenue, 2016 A, Refunding, AGMC Insured,
5%, 6/01/33 .................................................... 3,000,000 3,302,450
Swarthmore Borough Authority , Swarthmore College , Revenue , 2013 , 5% , 9/15/43 ..
1,000,000 1,031,485
Township of Northampton , GO , 2021 , 4% , 5/15/39 ...........................
1,495,000 1,545,595
Township of Upper St. Clair ,
GO, 2021, 4%, 5/15/37 ............................................. 535,000 556,139
GO, 2021, 4%, 5/15/39 ............................................. 1,000,000 1,033,843
Upper Merion Area School District ,
GO, 2021 A, 3%, 1/15/39 ............................................ 1,000,000 962,063
GO, 2021 A, 3%, 1/15/40 ............................................ 1,500,000 1,408,863
GO, 2021 A, 3%, 1/15/41 ............................................ 1,275,000 1,190,750
Westmoreland County Industrial Development Authority ,
Excela Health Obligated Group, Revenue, 2020 A, Refunding, 5%, 7/01/29 ...... 725,000 808,113
Excela Health Obligated Group, Revenue, 2020 A, Refunding, 5%, 7/01/30 ...... 1,270,000 1,427,292
Excela Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 7/01/37 ...... 2,400,000 2,403,774
Wilkes-Barre Finance Authority , Wilkes University , Revenue , 2021 , Refunding , 4% ,
3/01/42 ......................................................... 2,500,000 2,246,919
Wilson School District ,
GO, 2021 C, 4%, 5/15/30 ............................................ 2,500,000 2,715,069

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Wilson School District, (continued)
GO, 2021 C, 4%, 5/15/31 ............................................ $ 2,100,000 $ 2,259,281
GO, 2021 C, 4%, 5/15/32 ............................................ 1,850,000 1,975,208
775,175,103
South Carolina 0.5%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 2,000,000 1,679,829
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 2,000,000 1,678,022
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 827,506
4,185,357
Texas 0.6%
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 2,600,000 2,204,699
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,300,000 2,804,141
5,008,840
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 2,000,000 1,678,534
Wisconsin 0.7%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 1,900,000 1,584,062
Affordable Housing Corp. Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 5,100,000 5,067,190
6,651,252
U.S. Territories 1.5%
Puerto Rico 1.5%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,100,000 1,147,370
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/34 .................... 1,000,000 1,042,483
d
Revenue, XX-RSA-1, 5.25%, 7/01/40 ................................... 5,175,000 4,838,625
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.5%, 7/01/29 ................. 2,500,000 2,681,708
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 950,000 1,010,115
Revenue, CC, Refunding, AGMC Insured, 5.5%, 7/01/28 .................... 755,000 808,643
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 1,290,000 1,386,240
12,915,184
Total U.S. Territories .................................................................... 12,915,184
Total Municipal Bonds (Cost $874,545,573) .....................................
837,259,900
a a a a

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 203 .
Short Term Investments 3.1%
a a
Principal
Amount
a
Value
Municipal Bonds 3.1%
Pennsylvania 3.1%
e
Allegheny County Higher Education Building Authority , Carnegie Mellon University ,
Revenue , 2008 A , Refunding , SPA Bank of New York Mellon (The) , Daily VRDN and
Put , 0.63% , 12/01/37 ............................................... $ 16,400,000 $ 16,400,000
e
Delaware County Industrial Development Authority , United Parcel Service, Inc. ,
Revenue , 2015 , Refunding , Daily VRDN and Put , 0.7% , 9/01/45 ............... 11,245,000 11,245,000
27,645,000
Total Municipal Bonds (Cost $27,645,000) ......................................
27,645,000
Total Short Term Investments (Cost $27,645,000 ) ................................
27,645,000
a
Total Investments (Cost $902,190,573) 97.2% ...................................
$864,904,900
Other Assets, less Liabilities 2.8% .............................................
25,198,379
Net Assets 100.0% ...........................................................
$890,103,279
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2022, the aggregate value of these securities was $16,594,153, representing 1.9% of net assets.
b
A portion or all of the security purchased on a delayed delivery basis.
c
Security purchased on a when-issued basis.
d
Defaulted security or security for which income has been deemed uncollectible.
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2022
Franklin Virginia Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.2%
California 0.2%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
$ 1,000,000 $ 898,774
Florida 0.8%
Capital Trust Agency, Inc. ,
Kingdom Development Obligated Group, Revenue, 2021 A-1, 3.75%, 12/01/36 .... 3,456,000 3,151,112
a
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 1,100,000 823,011
3,974,123
Illinois 0.5%
Metropolitan Pier & Exposition Authority , Revenue , 2020 A , Refunding , 5% , 6/15/50 ..
1,500,000 1,574,176
State of Illinois , GO , 2020 B , 5% , 10/01/29 ................................
1,000,000 1,098,906
2,673,082
New Jersey 1.0%
New Jersey Transportation Trust Fund Authority ,
Revenue, 2019 BB, 4%, 6/15/50 ....................................... 500,000 490,781
Revenue, 2020 AA, 5%, 6/15/37 ....................................... 1,220,000 1,346,337
Revenue, 2020 AA, 5%, 6/15/39 ....................................... 2,240,000 2,463,436
Revenue, 2021 A, Refunding, 4%, 6/15/36 ............................... 1,000,000 1,013,695
5,314,249
New York 0.2%
Metropolitan Transportation Authority ,
Revenue, 2021 A-1, 4%, 11/15/48 ..................................... 550,000 533,741
Revenue, 2021 A-2, 4%, 11/15/42 ..................................... 800,000 793,520
1,327,261
South Carolina 0.7%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 1,200,000 1,007,897
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 1,200,000 1,006,814
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 2,000,000 1,655,012
3,669,723
Texas 0.7%
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 1,600,000 1,356,738
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/28 225,000 244,539
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/29 250,000 273,474
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,100,000 1,784,453
3,659,204
Virginia 83.5%
Albemarle County Economic Development Authority ,
Westminster Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 A,
Refunding, 4%, 6/01/30 ............................................ 1,120,000 1,147,758
Westminster Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 A,
Refunding, 4%, 6/01/31 ............................................ 1,165,000 1,188,854
Westminster Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 A,
Refunding, 4%, 6/01/32 ............................................ 1,105,000 1,125,082
Westminster Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 A,
Refunding, 4%, 6/01/33 ............................................ 1,260,000 1,277,651
Westminster Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 A,
Refunding, 4%, 6/01/42 ............................................ 2,725,000 2,688,053

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Albemarle County Economic Development Authority, (continued)
Westminster Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 A,
Refunding, 4%, 6/01/49 ............................................ $ 2,800,000 $ 2,683,868
b
Westminster Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 B,
Refunding, 4%, 6/01/54 ............................................ 5,215,000 4,687,734
Alexandria Industrial Development Authority ,
Goodwin House, Inc. Obligated Group, Revenue, 2015, Pre-Refunded, 5%, 10/01/45 975,000 1,063,184
Protestant Episcopal High School in Virginia, Revenue, 2021 C, Refunding, 4%,
1/01/46 ........................................................ 2,450,000 2,494,387
Arlington County Industrial Development Authority ,
Virginia Hospital Center Arlington Health System, Revenue, 2020, Refunding, 4%,
7/01/45 ........................................................ 2,000,000 1,998,517
Virginia Hospital Center Arlington Health System, Revenue, 2020, Refunding, 3.75%,
7/01/50 ........................................................ 10,350,000 9,779,718
Chesapeake Hospital Authority ,
Chesapeake Hospital Authority Obligated Group, Revenue, 2019, Refunding, 4%,
7/01/39 ........................................................ 1,000,000 1,018,002
Chesapeake Hospital Authority Obligated Group, Revenue, 2019, Refunding, 4%,
7/01/43 ........................................................ 4,000,000 4,046,428
City of Hopewell , Sewer System , Revenue , 2011 A , Refunding , 5% , 7/15/42 .......
4,850,000 4,861,959
City of Norfolk ,
GO, 2013 A, Pre-Refunded, 5%, 8/01/32 ................................ 5,845,000 6,072,926
Water, Revenue, 2018, 5%, 11/01/43 ................................... 6,920,000 7,708,761
Water, Revenue, 2018, 5%, 11/01/47 ................................... 6,925,000 7,665,369
City of Richmond ,
Public Utility, Revenue, 2013 A, Pre-Refunded, 5%, 1/15/43 .................. 10,000,000 10,223,629
Public Utility, Revenue, 2016 A, Refunding, 5%, 1/15/33 ..................... 10,000,000 10,853,985
Commonwealth of Virginia ,
GO, 2020 A, 4%, 6/01/30 ............................................ 2,710,000 3,011,228
GO, 2020 A, 4%, 6/01/31 ............................................ 1,940,000 2,146,143
County of Arlington , GO , 2019 , 4% , 6/15/34 ................................
2,000,000 2,130,938
County of Fairfax ,
GO, 2020 A, Refunding, 5%, 10/01/37 .................................. 1,980,000 2,327,243
Sewer, Revenue, 2017, 5%, 7/15/37 .................................... 2,760,000 3,087,057
Fairfax County Economic Development Authority ,
Revenue, 2017, 5%, 4/01/42 ......................................... 5,085,000 5,604,240
Goodwin House, Inc. Obligated Group, Revenue, 2016 A, Pre-Refunded, 5%,
10/01/36 ....................................................... 4,865,000 5,269,166
Goodwin House, Inc. Obligated Group, Revenue, 2016 A, Pre-Refunded, 4%,
10/01/42 ....................................................... 1,500,000 1,590,711
Fairfax County Industrial Development Authority , Inova Health System Obligated
Group , Revenue , 2014 A , 5% , 5/15/44 .................................. 2,500,000 2,597,635
Fairfax County Water Authority ,
Revenue, 2017, Refunding, 5%, 4/01/43 ................................. 3,510,000 3,873,021
Revenue, 2017, Refunding, 5%, 4/01/47 ................................. 5,000,000 5,494,959
Farmville Industrial Development Authority ,
Elwood Place LLC, Revenue, 2021, AGMC Insured, 5.375%, 7/01/53 ........... 5,000,000 5,435,275
Longwood Housing Foundation LLC, Revenue, 2018 A, Refunding, 5%, 1/01/48 ... 5,000,000 5,123,673
Hampton Roads Sanitation District ,
Revenue, 2016 A, Pre-Refunded, 5%, 8/01/31 ............................ 6,200,000 6,921,517
Revenue, 2016 A, Pre-Refunded, 5%, 8/01/33 ............................ 5,115,000 5,710,252
Revenue, 2016 A, Pre-Refunded, 5%, 8/01/43 ............................ 11,840,000 13,217,866
Hampton Roads Transportation Accountability Commission ,
Revenue, Senior Lien, 2018 A, 5%, 7/01/48 .............................. 14,495,000 15,798,455

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Hampton Roads Transportation Accountability Commission, (continued)
Revenue, Senior Lien, 2018 A, Pre-Refunded, 5%, 7/01/48 ................... $ 5,505,000 $ 6,279,730
Revenue, Senior Lien, 2020 A, 5%, 7/01/50 .............................. 4,000,000 4,505,564
Revenue, Senior Lien, 2020 A, 5.25%, 7/01/60 ............................ 4,450,000 5,075,613
Henrico County Economic Development Authority ,
Revenue, 2020, Refunding, 4%, 10/01/40 ................................ 500,000 489,159
Revenue, 2020, Refunding, 4%, 10/01/45 ................................ 725,000 691,074
Revenue, 2020, Refunding, 4%, 10/01/50 ................................ 1,500,000 1,378,248
Bon Secours Health System, Inc. Obligated Group, Revenue, 2013 C, Pre-Refunded,
5%, 11/01/30 ................................................... 5,000,000 5,072,601
Westminster-Canterbury Corp. Obligated Group, Revenue, 2022 A, 5%, 10/01/42 .. 1,125,000 1,209,510
Westminster-Canterbury Corp. Obligated Group, Revenue, 2022 A, 5%, 10/01/47 .. 5,000,000 5,340,831
Lexington Industrial Development Authority ,
Lexington Retirement Community Obligated Group, Revenue, 2017 A, Refunding,
5%, 1/01/42 .................................................... 2,000,000 2,100,254
b
Lexington Retirement Community Obligated Group, Revenue, 2022, Refunding, 4%,
1/01/38 ........................................................ 690,000 639,955
b
Lexington Retirement Community Obligated Group, Revenue, 2022, Refunding, 4%,
1/01/42 ........................................................ 1,120,000 1,009,519
b
Lexington Retirement Community Obligated Group, Revenue, 2022, Refunding, 4%,
1/01/48 ........................................................ 2,315,000 2,002,897
Washington & Lee University (The), Revenue, 2018 A, Refunding, 5%, 1/01/35 .... 1,105,000 1,241,718
Washington & Lee University (The), Revenue, 2018 A, Refunding, 5%, 1/01/48 .... 1,500,000 1,659,905
Loudoun County Sanitation Authority , Revenue , 2015 A , Refunding , 5% , 1/01/29 ....
4,770,000 5,112,679
Lynchburg Economic Development Authority ,
Centra Health Obligated Group, Revenue, 2017 A, Refunding, 5%, 1/01/47 ...... 4,500,000 4,702,941
Centra Health Obligated Group, Revenue, 2021, Refunding, 4%, 1/01/47 ........ 2,350,000 2,344,761
Centra Health Obligated Group, Revenue, 2021, Refunding, 3%, 1/01/51 ........ 2,000,000 1,512,426
Centra Health Obligated Group, Revenue, 2021, Refunding, 4%, 1/01/55 ........ 5,000,000 4,834,638
Montgomery County Economic Development Authority ,
Virginia Tech Foundation, Inc., Revenue, 2019 A, 4%, 6/01/36 ................ 1,200,000 1,249,939
Virginia Tech Foundation, Inc., Revenue, 2019 A, 4%, 6/01/37 ................ 500,000 515,465
Virginia Tech Foundation, Inc., Revenue, 2019 A, 4%, 6/01/38 ................ 1,750,000 1,812,372
Norfolk Airport Authority ,
Revenue, 2019, 5%, 7/01/37 ......................................... 1,000,000 1,100,050
Revenue, 2019, 5%, 7/01/39 ......................................... 800,000 877,384
Revenue, 2019, 5%, 7/01/43 ......................................... 2,925,000 3,188,206
Northern Virginia Transportation Authority , Special Tax , 2014 , 5% , 6/01/33 .........
3,000,000 3,171,852
Prince Edward County Industrial Development Authority , President and Trustees of
Hampden-Sydney College , Revenue , 2018 , 5% , 9/01/48 .................... 2,050,000 2,170,835
Prince William County Industrial Development Authority , Novant Health Obligated
Group , Revenue , 2013 B , Pre-Refunded , 5% , 11/01/46 ..................... 10,000,000 10,151,492
Riverside Regional Jail Authority , Revenue , 2015 , Refunding , 5% , 7/01/31 .........
6,215,000 6,664,141
Salem Economic Development Authority , Roanoke College , Revenue , 2020 , Refunding ,
5% , 4/01/49 ...................................................... 925,000 989,933
Stafford County & Staunton Industrial Development Authority , Revenue , 2007 E , AGMC
Insured , 5% , 8/01/37 ............................................... 960,000 962,043
Upper Occoquan Sewage Authority , Revenue , 2016 B , Refunding , 4% , 7/01/35 .....
6,165,000 6,406,494
Virginia Beach Development Authority ,
Westminster-Canterbury on Chesapeake Bay Obligated Group, Revenue, 2018,
Refunding, 5%, 9/01/40 ............................................ 1,750,000 1,790,374
Westminster-Canterbury on Chesapeake Bay Obligated Group, Revenue, 2018,
Refunding, 5%, 9/01/44 ............................................ 2,215,000 2,251,653
Virginia College Building Authority ,
Revenue, 2016 A, 5%, 9/01/27 ........................................ 3,925,000 4,365,916

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Virginia College Building Authority, (continued)
Revenue, 2016 A, Pre-Refunded, 5%, 9/01/27 ............................ $ 75,000 $ 83,554
Revenue, 2016 A, Refunding, 4%, 2/01/30 ............................... 7,000,000 7,353,215
Revenue, 2021, Refunding, 4%, 6/01/36 ................................. 2,750,000 2,724,286
Revenue, 2021, Refunding, 3%, 6/01/41 ................................. 4,800,000 3,875,725
Revenue, 2021, Refunding, 4%, 6/01/46 ................................. 3,725,000 3,531,591
Randolph-Macon College, Revenue, 2021 A, Refunding, 3%, 1/15/39 ........... 795,000 719,427
Randolph-Macon College, Revenue, 2021 A, Refunding, 2.25%, 1/15/40 ........ 450,000 347,034
Randolph-Macon College, Revenue, 2021 A, Refunding, 3%, 1/15/41 ........... 500,000 438,626
Randolph-Macon College, Revenue, 2021 A, Refunding, 3%, 1/15/46 ........... 1,100,000 931,741
Randolph-Macon College, Revenue, 2021 A, Refunding, 3%, 1/15/51 ........... 1,750,000 1,440,340
Washington & Lee University (The), Revenue, 2015 A, Pre-Refunded, 5%, 1/01/40 . 5,000,000 5,374,878
Virginia Commonwealth Transportation Board ,
Revenue, 2016, 5%, 9/15/30 ......................................... 2,260,000 2,506,062
Revenue, 2016, 5%, 9/15/31 ......................................... 4,000,000 4,435,509
Virginia Housing Development Authority , Revenue , 2018 D , 3.8% , 10/01/43 ........
3,805,000 3,832,092
Virginia Public Building Authority , Revenue , 2019 A , 4% , 8/01/35 ................
1,250,000 1,333,792
Virginia Public School Authority ,
Revenue, 2014 B, Refunding, 5%, 8/01/24 ............................... 10,000,000 10,656,860
Revenue, 2018 B, 5%, 8/01/30 ........................................ 5,280,000 6,062,255
Revenue, 2019 A, 5%, 8/01/31 ........................................ 2,625,000 3,071,663
Revenue, 2020 B, Refunding, 4%, 8/01/32 ............................... 1,265,000 1,366,989
Revenue, 2020 B, Refunding, 4%, 8/01/34 ............................... 3,925,000 4,223,503
County of Prince William, Revenue, 2018, 4%, 3/01/33 ...................... 5,795,000 6,182,904
Virginia Resources Authority ,
Revenue, 5%, 11/01/38 ............................................. 1,970,000 2,136,606
Revenue, Pre-Refunded, 5%, 11/01/38 .................................. 3,195,000 3,501,504
Revenue, 2015 B, Refunding, 5%, 11/01/45 .............................. 5,255,000 5,668,957
Revenue, 2018 C, Refunding, 5%, 11/01/48 .............................. 7,655,000 8,639,303
Virginia Small Business Financing Authority ,
95 Express Lanes LLC, Revenue, Senior Lien, 2022, Refunding, 4%, 1/01/48 ..... 7,000,000 6,743,528
Bon Secours Mercy Health, Inc., Revenue, 2020 A, Refunding, 4%, 12/01/49 ..... 5,000,000 5,007,380
Capital Beltway Express LLC, Revenue, Senior Lien, 2022, Refunding, 5%, 12/31/47 4,770,000 5,171,985
Capital Beltway Express LLC, Revenue, Senior Lien, 2022, Refunding, 5%, 12/31/52 1,230,000 1,325,668
b
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2022, Refunding, 4%,
1/01/40 ........................................................ 7,500,000 7,480,592
I-66 Express Mobility Partners LLC, Revenue, Senior Lien, 2017, 5%, 12/31/47 ... 6,600,000 6,893,280
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/36 ... 2,210,000 2,082,004
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/41 ... 2,500,000 2,278,168
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/51 ... 7,500,000 6,494,772
National Senior Communities, Inc. Obligated Group, Revenue, 2020 A, Refunding,
4%, 1/01/39 .................................................... 2,520,000 2,570,881
National Senior Communities, Inc. Obligated Group, Revenue, 2020 A, Refunding,
4%, 1/01/45 .................................................... 2,250,000 2,267,775
Sentara Healthcare Obligated Group, Revenue, 2020, Refunding, 4%, 11/01/37 ... 4,000,000 4,093,301
Sentara Healthcare Obligated Group, Revenue, 2020, Refunding, 4%, 11/01/39 ... 8,730,000 8,899,274
Winchester Economic Development Authority , Valley Health Obligated Group ,
Revenue , 2015 , Refunding , 5% , 1/01/44 ................................. 5,000,000 5,194,363
433,738,803
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,200,000 1,007,121

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin 0.8%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ $ 1,200,000 $ 1,000,460
Affordable Housing Corp. Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 3,100,000 3,080,057
4,080,517
U.S. Territories 8.6%
District of Columbia 6.7%
Metropolitan Washington Airports Authority ,
Aviation, Revenue, 2019 A, Refunding, 5%, 10/01/49 ....................... 5,000,000 5,407,665
Dulles Toll Road, Revenue, Senior Lien, 2022 A, Refunding, AGMC Insured, 4%,
10/01/52 ....................................................... 10,000,000 10,048,543
Washington Metropolitan Area Transit Authority ,
Revenue, 2017 B, 5%, 7/01/42 ........................................ 5,000,000 5,463,293
Revenue, 2020 A, 5%, 7/15/36 ........................................ 5,000,000 5,746,491
Revenue, 2020 A, 5%, 7/15/45 ........................................ 7,000,000 7,923,972
34,589,964
Puerto Rico 1.9%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,700,000 1,773,208
c
Revenue, WW-RSA-1, 5.5%, 7/01/38 ................................... 1,040,000 976,300
c
Revenue, XX-RSA-1, 5.25%, 7/01/40 ................................... 1,900,000 1,776,500
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, NATL Insured, 5.25%, 7/01/33 ................. 1,100,000 1,147,063
Revenue, CC, Refunding, AGMC Insured, 5.5%, 7/01/31 .................... 1,800,000 1,933,555
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 1,600,000 1,719,368
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/29 .. 425,000 478,310
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/37 .. 200,000 200,330
10,004,634
Total U.S. Territories .................................................................... 44,594,598
Total Municipal Bonds (Cost $524,863,918) .....................................
504,937,455
a a a a
Short Term Investments 5.2%
Municipal Bonds 5.2%
Virginia 5.2%
d
Albemarle County Economic Development Authority , Sentara Healthcare Obligated
Group , Revenue , 2018 B , Refunding , SPA TD Bank NA , Daily VRDN and Put , 0.65% ,
10/01/48 ........................................................ 27,000,000 27,000,000
Total Municipal Bonds (Cost $27,000,000) ......................................
27,000,000
Total Short Term Investments (Cost $27,000,000 ) ................................
27,000,000
a
Total Investments (Cost $551,863,918) 102.4% ..................................
$531,937,455
Other Assets, less Liabilities (2.4)% ...........................................
(12,371,124)
Net Assets 100.0% ...........................................................
$519,566,331

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 203 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2022, the aggregate value of these securities was $11,714,749, representing 2.3% of net assets.
b
Security purchased on a when-issued basis.
c
Defaulted security or security for which income has been deemed uncollectible.
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust

Quarterly Schedules of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Franklin Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended May
31, 2022, investments in affiliated management investment companies were as follows:

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2022, in valuing the Funds’ assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Federal Intermediate-Term Tax-Free Income Fund
Controlled Affiliates
Dividends
Franklin Municipal Green Bond
ETF ................... $ 65,440,300 $ — $ (10,388,947) $ (636,053) $ (3,147,700) $ 51,267,600 2,115,000 $ 307,199
Total Affiliated Securities ... $65,440,300 $— $(10,388,947) $(636,053) $(3,147,700) $51,267,600 $307,199
Franklin Federal Limited-Term Tax-Free Income Fund
Controlled Affiliates
Dividends
Franklin Municipal Green Bond
ETF ................... $33,826,000 $ 5,987,875 $ — $ — $ (2,241,875) $ 37,572,000 1,550,000 $ 179,498
Total Affiliated Securities ... $33,826,000 $5,987,875 $— $— $(2,241,875) $37,572,000 $179,498
Franklin High Yield Tax-Free Income Fund
Controlled Affiliates
Dividends
Franklin Dynamic Municipal Bond
ETF ................... $ 46,532,900 $ — $ (2,409,245) $ (295,505) $ (2,737,650) $ 41,090,500 1,705,000 $ 264,210
Total Affiliated Securities ... $46,532,900 $— $(2,409,245) $(295,505) $(2,737,650) $41,090,500 $264,210
3. Investments in Affiliated Management Investment Companies
(continued)

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Alabama Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... $ — $ 216,251,008 $ — $ 216,251,008
Total Investments in Securities ........... $— $216,251,008 $— $216,251,008
Franklin Arizona Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 855,248,180 — 855,248,180
Short Term Investments ................... — 5,000,000 — 5,000,000
Total Investments in Securities ........... $— $860,248,180 $— $860,248,180
Franklin Colorado Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 609,761,454 — 609,761,454
Short Term Investments ................... — 9,500,000 — 9,500,000
Total Investments in Securities ........... $— $619,261,454 $— $619,261,454
Franklin Connecticut Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 161,254,214 — 161,254,214
Short Term Investments ................... — 1,400,000 — 1,400,000
Total Investments in Securities ........... $— $162,654,214 $— $162,654,214
Franklin Federal Intermediate-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... 51,267,600 — — 51,267,600
Municipal Bonds ......................... — 2,915,197,107 — 2,915,197,107
Total Investments in Securities ........... $51,267,600 $2,915,197,107 $— $2,966,464,707
Franklin Federal Limited-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... 37,572,000 — — 37,572,000
Senior Floating Rate Interests ............... — — 5,763,683 5,763,683
Municipal Bonds ......................... — 1,157,967,098 — 1,157,967,098
Short Term Investments ................... — 127,170,000 — 127,170,000
Total Investments in Securities ........... $37,572,000 $1,285,137,098 $5,763,683 $1,328,472,781
Franklin Georgia Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 391,770,562 — 391,770,562
Short Term Investments ................... — 400,000 — 400,000
Total Investments in Securities ........... $— $392,170,562 $— $392,170,562
Franklin High Yield Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... 41,090,500 — — 41,090,500
Corporate Bonds :
United States .......................... — 101,758,782 3,980,887 105,739,669
Municipal Bonds : —
Alabama ............................. — 172,698,039 — 172,698,039
Arizona .............................. — 110,159,955 — 110,159,955
California ............................. — 1,145,104,207 — 1,145,104,207
4. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin High Yield Tax-Free Income Fund (continued)
Assets:
Investments in Securities:
Municipal Bonds:
Colorado ............................. $ — $ 343,101,529 $ — $ 343,101,529
Connecticut ........................... — 35,634,039 — 35,634,039
Florida ............................... — 844,724,560 — 844,724,560
Georgia .............................. — 68,358,559 — 68,358,559
Idaho ................................ — 13,335,214 — 13,335,214
Illinois ............................... — 190,156,266 — 190,156,266
Indiana .............................. — 26,115,958 — 26,115,958
Iowa ................................ — 19,182,240 — 19,182,240
Kansas .............................. — 4,783,045 — 4,783,045
Kentucky ............................. — 45,274,258 — 45,274,258
Louisiana ............................. — 78,937,403 — 78,937,403
Maryland ............................. — 17,769,362 — 17,769,362
Massachusetts ........................ — 12,332,991 — 12,332,991
Michigan ............................. — 101,968,286 — 101,968,286
Minnesota ............................ — 10,872,064 — 10,872,064
Mississippi ............................ — 44,272,599 — 44,272,599
Missouri .............................. — 15,269,524 — 15,269,524
Montana ............................. — 6,087,351 — 6,087,351
Nevada .............................. — 69,962,018 — 69,962,018
New Hampshire ........................ — 10,541,795 — 10,541,795
New Jersey ........................... — 183,931,832 — 183,931,832
New Mexico ........................... — 5,500,306 — 5,500,306
New York ............................. — 390,311,925 — 390,311,925
North Carolina ......................... — 9,067,162 — 9,067,162
North Dakota .......................... — 15,995,677 — 15,995,677
Ohio ................................ — 166,222,565 — 166,222,565
Oklahoma ............................ — 11,805,346 — 11,805,346
Oregon .............................. — 34,911,649 — 34,911,649
Pennsylvania .......................... — 123,377,754 — 123,377,754
South Carolina ......................... — 16,195,995 — 16,195,995
South Dakota .......................... — 13,103,909 — 13,103,909
Tennessee ............................ — 74,089,624 — 74,089,624
Texas ............................... — 505,523,938 — 505,523,938
Utah ................................ — 28,004,787 — 28,004,787
Vermont .............................. — 2,432,499 — 2,432,499
Virgin Islands .......................... — 4,582,251 — 4,582,251
Virginia .............................. — 30,404,963 — 30,404,963
Washington ........................... — 66,601,707 212,000 66,813,707
West Virginia .......................... — 10,704,857 — 10,704,857
Wisconsin ............................ — 138,835,317 — 138,835,317
U.S. Territories ..........................
District of Columbia ..................... — 65,576,849 — 65,576,849
Pacific Islands ......................... — 7,837,526 — 7,837,526
Puerto Rico ........................... — 530,853,530 — 530,853,530
Short Term Investments ................... — 48,800,000 — 48,800,000
Total Investments in Securities ........... $41,090,500 $5,973,072,012 $4,192,887 $6,018,355,399
Franklin Louisiana Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 324,417,775 — 324,417,775
Total Investments in Securities ........... $— $324,417,775 $— $324,417,775
4. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Maryland Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... $ — $ 350,851,614 $ — $ 350,851,614
Short Term Investments ................... — 1,500,000 — 1,500,000
Total Investments in Securities ........... $— $352,351,614 $— $352,351,614
Franklin Massachusetts Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 355,832,938 — 355,832,938
Short Term Investments ................... — 12,800,000 — 12,800,000
Total Investments in Securities ........... $— $368,632,938 $— $368,632,938
Franklin Michigan Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 799,697,829 — 799,697,829
Short Term Investments ................... — 3,500,000 — 3,500,000
Total Investments in Securities ........... $— $803,197,829 $— $803,197,829
Franklin Minnesota Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 907,767,390 — 907,767,390
Short Term Investments ................... — 11,300,000 — 11,300,000
Total Investments in Securities ........... $— $919,067,390 $— $919,067,390
Franklin Missouri Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 833,543,562 — 833,543,562
Total Investments in Securities ........... $— $833,543,562 $— $833,543,562
Franklin New Jersey Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 700,141,776 — 700,141,776
Short Term Investments ................... — 11,650,000 — 11,650,000
Total Investments in Securities ........... $— $711,791,776 $— $711,791,776
Franklin North Carolina Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 730,228,039 — 730,228,039
Short Term Investments ................... — 1,300,000 — 1,300,000
Total Investments in Securities ........... $— $731,528,039 $— $731,528,039
Franklin Ohio Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 1,394,412,838 — 1,394,412,838
Short Term Investments ................... — 8,000,000 — 8,000,000
Total Investments in Securities ........... $— $1,402,412,838 $— $1,402,412,838
4. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Level 1 Level 2 Level 3 Total
Franklin Oregon Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... $ — $ 1,094,391,608 $ — $ 1,094,391,608
Short Term Investments ................... — 6,400,000 — 6,400,000
Total Investments in Securities ........... $— $1,100,791,608 $— $1,100,791,608
Franklin Pennsylvania Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 837,259,900 — 837,259,900
Short Term Investments ................... — 27,645,000 — 27,645,000
Total Investments in Securities ........... $— $864,904,900 $— $864,904,900
Franklin Virginia Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 504,937,455 — 504,937,455
Short Term Investments ................... — 27,000,000 — 27,000,000
Total Investments in Securities ........... $— $531,937,455 $— $531,937,455
4. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Cu r rency
USD
United States Dollar
Selected Portfolio
AG MC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
BHAC
Berkshire Hathaway Assurance Corp.
COP
Certificate of Participation
ETF
Exchange-Traded Fund
ETM
Escrowed to Maturity
FGIC
Financial Guaranty Insurance Co.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
LIBOR
London Inter-Bank Offered Rate
LOC
Letter of Credit
NATL
National Reinsurance Corp.
PSF
Permanent School Fund
SIFMA
Securities Industry and Financial Markets
Association
SOFR
Secured Overnight Financing Rate
SPA
Standby Purchase Agreement
XLCA
XL Capital Assurance, Inc.
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.